     As filed with the Securities and Exchange Commission on November 15, 1996
                                       1933 Act Registration No. 2-85229
                                       1940 Act Registration No. 811-3802

                          SECURITIES AND EXCHANGE COMMISSION
                               Washington, D.C.  20549

                                      FORM N-1A

     REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933     [__X__]
                      Pre-Effective Amendment No.                [_____]
                      Post-Effective Amendment No. __22__        [__X__]

                                       and/or

     REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [__X__]

                      Amendment No.     __ 23__         [__X__]
                           (Check appropriate box or boxes)

                           NEUBERGER & BERMAN INCOME FUNDS
                           -------------------------------
               (Exact Name of the Registrant as Specified in Charter)
                                   605 Third Avenue
                            New York, New York 10158-0180
                      (Address of Principal Executive Offices)

         Registrant's Telephone Number, including area code: (212) 476-8800

                           Theodore P. Giuliano, President
                           Neuberger & Berman Income Funds
                             605 Third Avenue, 2nd Floor
                           New York, New York  10158-0180

                               Arthur C. Delibert, Esq.
                             Kirkpatrick & Lockhart LLP
                           1800 Massachusetts Avenue, N.W.
                             Washington, D.C. 20036-1800
                     (Names and Addresses of agents for service)

     Approximate Date of Proposed Public Offering: Continuous

     It is proposed that this filing will become effective:

     ____ immediately upon filing pursuant to paragraph (b)
     ____ on _________________, pursuant to paragraph (b)
     ____ 60 days after filing pursuant to paragraph (a)(1)
     _X__ on February 3, 1997 pursuant to paragraph (a)(1)
     ____ 75 days after filing pursuant to paragraph (a)(2)
     ____ on __________ pursuant to paragraph (a)(2)

              Registrant has filed a declaration pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended, and the notice required by such rule for its 1996 fiscal year will be filed on or about December 23, 1996.

              Neuberger & Berman Income Funds is a "master/feeder fund." This Post-Effective Amendment No. 22 includes a signature page for the master fund, Income Managers Trust, and appropriate officers and trustees thereof.
                                                Page ______ of ______
                                                Exhibit Index
                                                Begins on Page _______

                           NEUBERGER & BERMAN INCOME FUNDS

               CONTENTS OF POST-EFFECTIVE AMENDMENT NO. 22 ON FORM N-1A

              This Post-Effective Amendment consists of the following papers and documents.

     Cover Sheet

     Contents of Post-Effective Amendment No. 22 on Form N-1A

     Cross Reference Sheet

     Neuberger & Berman Government Money Fund
     Neuberger & Berman Cash Reserves
     Neuberger & Berman Ultra Short Bond Fund
     Neuberger & Berman Limited Maturity Bond Fund
     Neuberger & Berman Municipal Money Fund
     Neuberger & Berman Municipal Securities Trust
     Neuberger & Berman New York Insured Intermediate Fund
     -----------------------------------------------------

              Part A - Prospectus

     Neuberger & Berman Government Money Fund
     Neuberger & Berman Cash Reserves
     Neuberger & Berman Ultra Short Bond Fund
     Neuberger & Berman Limited Maturity Bond Fund
     ---------------------------------------------

              Part B - Statement of Additional Information

     Neuberger & Berman Municipal Money Fund
     Neuberger & Berman Municipal Securities Trust
     Neuberger & Berman New York Insured Intermediate Fund
     -----------------------------------------------------

              Part B - Statement of Additional Information

              Part C - Other Information

     Signature Pages

                           NEUBERGER & BERMAN INCOME FUNDS
                    POST-EFFECTIVE AMENDMENT NO. 22 ON FORM N-1A


                                Cross Reference Sheets

     This cross reference sheet relates to the Prospectus for Neuberger & Berman Cash Reserves, Neuberger & Berman Government Money Fund, Neuberger & Berman Limited Maturity Bond Fund, Neuberger & Berman Ultra Short Bond Fund, Neuberger & Berman Municipal Money Fund, Neuberger & Berman Municipal Securities Trust, and Neuberger & Berman New York Insured Intermediate Fund.

                          Form N-1A Item No.                   Caption in Part A Prospectus
                          ------------------                   ----------------------------


       Item 1.            Cover Page                           Front Cover Page

       Item 2.            Synopsis                             Expense Information; Summary

       Item 3.            Condensed Financial Information      Financial Highlights; Performance Information

       Item 4.            General Description of Registrant    Investment Programs; Description of Investments;
                                                               Special Information Regarding Organization,
                                                               Capitalization and Other Matters

       Item 5.            Management of the Fund               Management and Administration; Back Cover Page

       Item 6.            Capital Stock and Other              Front Cover Page; Dividends, Other
                          Securities                           Distributions, and Taxes; Special Information
                                                               Regarding Organization, Capitalization, and Other
                                                               Matters

       Item 7.            Purchase of Securities Being         How to Buy Shares; Additional Information on
                          Offered                              Telephone Transactions; Shareholder
                                                               Services; Share Prices and Net Asset Value;
                                                               Management and Administration

       Item 8.            Redemption or Repurchase             How to Sell Shares; Additional Information on
                                                               Telephone Transactions; Shareholder Services;
                                                               Share Prices and Net Asset Value

       Item 9.            Pending Legal Proceedings            Not Applicable


     This cross reference sheet relates to the Statement of Additional Information for Neuberger & Berman Cash Reserves, Neuberger & Berman Government Money Fund, Neuberger & Berman Limited Maturity Bond Fund, and Neuberger & Berman Ultra Short Bond Fund.

                                                              Caption in Part B
                         Form N-1A Item No.                   Statement of Additional Information
                         ------------------                   -----------------------------------

       Item 10.          Cover page                           Cover Page

       Item 11.          Table of Contents                    Table of Contents

       Item 12.          General Information and History      Not Applicable

       Item 13.          Investment Objectives and Policies   Investment Information; Certain Risk Considerations

       Item 14.          Management of the Fund               Trustees And Officers

       Item 15.          Control Persons and Principal        Control Persons And Principal Holders of Securities
                         Holders of Securities

       Item 16.          Investment Advisory and Other        Investment Management and
                         Services                             Administration Services; Trustees And Officers;
                                                              Distribution Arrangements; Reports To Shareholders;
                                                              Custodian And Transfer Agent; Independent Auditors

       Item 17.          Brokerage Allocation                 Portfolio Transactions

       Item 18.          Capital Stock and Other Securities   Investment Information; Additional Redemption
                                                              Information; Dividends and Other Distributions

       Item 19.          Purchase, Redemption and Pricing     Valuation of Portfolio Securities;
                         of Securities Being Offered          Additional Purchase Information;
                                                              Additional Exchange Information;
                                                              Additional Redemption Information;
                                                              Distribution Arrangements

       Item 20.          Tax Status                           Dividends and Other Distributions; Additional Tax
                                                              Information

       Item 21.          Underwriters                         Investment Management and 1.
                                                              Administration Services; Distribution Arrangements

       Item 22.          Calculation of Performance Data      Performance Information

       Item 23.          Financial Statements                 Financial Statements


     This cross reference sheet relates to the Statement of Additional Information for Neuberger & Berman Municipal Money Fund, Neuberger & Berman Municipal Securities Trust, and Neuberger & Berman New York Insured Intermediate Fund.

                                                             Caption in Part B
                    Form N-1A Item No.                       Statement of Additional Information
                    ------------------                       -----------------------------------


       Item 10.     Cover page                               Cover Page

       Item 11.     Table of Contents                        Table of Contents

       Item 12.     General Information and History          Not applicable

       Item 13.     Investment Objectives and Policies       Investment Information; Certain Risk Considerations

       Item 14.     Management of the Fund                   Trustees And Officers

       Item 15.     Control Persons and Principal Holders    Control Persons And Principal Holders of Securities
                    of Securities

       Item 16.     Investment Advisory and Other Services   Investment Management and
                                                             Administration Services; Trustees And Officers; Distribution
                                                             Arrangements; Reports To Shareholders; Custodian And Transfer
                                                             Agent; Independent Auditors

       Item 17.     Brokerage Allocation                     Portfolio Transactions

       Item 18.     Capital Stock and Other Securities       Investment Information; Additional Redemption Information;
                                                             Dividends and Other Distributions

       Item 19.     Purchase, Redemption and Pricing of      Valuation of Portfolio Securities
                    Securities Being Offered                 (Neuberger & Berman Municipal Money Portfolio);
                                                             Additional Purchase Information;
                                                             Additional Exchange Information;
                                                             Additional Redemption Information;
                                                             Distribution Arrangements

       Item 20.     Tax Status                               Dividends and Other Distributions; Additional Tax Information

       Item 21.     Underwriters                             Investment Management and Administration Services; Distribution
                                                             Arrangements

       Item 22.     Calculation of Performance Data          Performance Information

       Item 23.     Financial Statements                     Financial Statements


                                       Part C


          Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C to this Post-Effective Amendment No. 22.

              Neuberger&Berman
     INCOME FUNDS

              No-Load Income Funds
     __________________________________________________________________________

     Neuberger&Berman GOVERNMENT MONEY FUND[Registered Trademark]

     Neuberger&Berman CASH RESERVES[Registered Trademark]

     Neuberger&Berman ULTRA SHORT BOND FUND[Registered Trademark]

     Neuberger&Berman LIMITED MATURITY BOND FUND[Registered Trademark]

     Neuberger&Berman MUNICIPAL MONEY FUND[Registered Trademark]

     Neuberger&Berman MUNICIPAL SECURITIES TRUST[Registered Trademark]

     Neuberger&Berman NEW YORK INSURED INTERMEDIATE FUND[Registered Trademark]

              Initial Purchase   $2,000 Minimum
              Automatic Investing   $100 Minimum Per Month
              Call 800-877-9700
     __________________________________________________________________________

              Each of the above-named funds (a "Fund") invests all of its net investable assets in a corresponding portfolio (a "Portfolio") of Income Managers Trust ("Managers Trust"), an open-end management investment company managed by Neuberger&Berman Management Incorporated ("N&B Management"). Each Portfolio invests in securities in accordance with an investment objective, policies, and limitations identical to those of its corresponding Fund. The investment performance of each Fund directly corresponds with the investment performance of its corresponding Portfolio. This "master/feeder fund" structure is different from that of many other investment companies which directly acquire and manage their own portfolios of securities. For more information on this unique structure that you should consider, see "Summary" on page 3 and "Special Information Regarding Organization, Capitalization, and Other Matters" on page 23.

              The Funds are no-load mutual funds, so you pay no sales commissions or other charges when you buy or redeem shares. The Funds do not pay "12b-1 fees" to promote or distribute their shares. The Funds declare income dividends daily and pay them monthly.

              Please read this Prospectus before investing in any of the Funds and keep it for future reference. It contains information about the Funds that a prospective investor should know before investing. Statements of Additional Information ("SAIs"), one about the municipal Funds and Portfolios and one about the taxable Funds and Portfolios, dated
     February 3, 1997, are on file with the Securities and Exchange Commission ("SEC"). The SAIs are incorporated herein by reference (so they are legally considered a part of this Prospectus). You can obtain a free copy of either SAI by calling N&B Management at 800-877-9700. AN INVESTMENT IN

     THE FUNDS, AS IN ANY MUTUAL FUND, IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT. ALTHOUGH NEUBERGER&BERMAN GOVERNMENT MONEY FUND, NEUBERGER&BERMAN CASH RESERVES, AND NEUBERGER&BERMAN MUNICIPAL MONEY FUND SEEK TO MAINTAIN NET ASSET VALUES OF $1.00 PER SHARE, THERE IS NO ASSURANCE THEY WILL BE ABLE TO DO SO.


     The SEC maintains a Website (http://www.sec.gov) that contains the SAI, material incorporated by reference, and other information regarding the Funds and Portfolios. Prospectus Dated February 3, 1997

              Shares of Neuberger&Berman New York Insured Intermediate Fund are eligible for sale only to investors in New York and Florida. This Fund is not being offered for sale to investors in any other state.

              MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY BANK OR OTHER DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

              THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

     TABLE OF CONTENTS

     SUMMARY . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     3
              The Funds and Portfolios . . . . . . . . . . . . . . . . . .     3
              Risk Factors . . . . . . . . . . . . . . . . . . . . . . . .     4
              Management   . . . . . . . . . . . . . . . . . . . . . . . .     5

     EXPENSE INFORMATION . . . . . . . . . . . . . . . . . . . . . . . . .     5
              Shareholder Transaction Expenses for Each Fund . . . . . . .     5
              Annual Fund Operating Expenses . . . . . . . . . . . . . . .     5
              Example  . . . . . . . . . . . . . . . . . . . . . . . . . .     6

     FINANCIAL HIGHLIGHTS  . . . . . . . . . . . . . . . . . . . . . . . .     7
              Government Money Fund    . . . . . . . . . . . . . . . . . .     8
              Cash Reserves    . . . . . . . . . . . . . . . . . . . . . .     9
              Ultra Short Bond Fund  . . . . . . . . . . . . . . . . . . .    10
              Limited Maturity Bond Fund   . . . . . . . . . . . . . . . .    11
              Municipal Money Fund . . . . . . . . . . . . . . . . . . . .    12
              Municipal Securities Trust . . . . . . . . . . . . . . . . .    13
              New York Insured Intermediate Fund . . . . . . . . . . . . .    14

     INVESTMENT PROGRAMS . . . . . . . . . . . . . . . . . . . . . . . . .    18
              Money Market Portfolios  . . . . . . . . . . . . . . . . . .    18
              Bond Portfolios  . . . . . . . . . . . . . . . . . . . . . .    18
              Municipal Portfolios . . . . . . . . . . . . . . . . . . . .    19
              Short-Term Trading; Portfolio Turnover . . . . . . . . . . .    21
              Ratings of Securities    . . . . . . . . . . . . . . . . . .    21
              Borrowings   . . . . . . . . . . . . . . . . . . . . . . . .    21
              Other Investments  . . . . . . . . . . . . . . . . . . . . .    21
              Duration . . . . . . . . . . . . . . . . . . . . . . . . . . .  22

     PERFORMANCE INFORMATION . . . . . . . . . . . . . . . . . . . . . . .    22
              Yield  . . . . . . . . . . . . . . . . . . . . . . . . . . .    22
              Total Return . . . . . . . . . . . . . . . . . . . . . . . .    22
              Tax-Equivalent Yield . . . . . . . . . . . . . . . . . . . .    22
              Yield and Total Return Information . . . . . . . . . . . . .    23

     SPECIAL INFORMATION REGARDING ORGANIZATION, CAPITALIZATION, AND
              OTHER MATTERS  . . . . . . . . . . . . . . . . . . . . . . .    23
              The Funds  . . . . . . . . . . . . . . . . . . . . . . . . .    23
              The Portfolios . . . . . . . . . . . . . . . . . . . . . . .    24

     HOW TO BUY SHARES . . . . . . . . . . . . . . . . . . . . . . . . . .    25
              By Mail  . . . . . . . . . . . . . . . . . . . . . . . . . .    25
              By Wire  . . . . . . . . . . . . . . . . . . . . . . . . . .    25
              By Telephone . . . . . . . . . . . . . . . . . . . . . . . .    25
              By Exchanging Shares . . . . . . . . . . . . . . . . . . . .    26
              Other Information  . . . . . . . . . . . . . . . . . . . . .    26

     HOW TO SELL SHARES  . . . . . . . . . . . . . . . . . . . . . . . . .    26
              By Mail or Facsimile Transmission (Fax)  . . . . . . . . . .    27
              By Telephone . . . . . . . . . . . . . . . . . . . . . . . .    27

              By Check . . . . . . . . . . . . . . . . . . . . . . . . . .    27
              Other Information  . . . . . . . . . . . . . . . . . . . . .    28

     ADDITIONAL INFORMATION ON TELEPHONE TRANSACTIONS  . . . . . . . . . .    28

     INTERNET ACCESS . . . . . . . . . . . . . . . . . . . . . . . . . . . .  28

     SHAREHOLDER SERVICES  . . . . . . . . . . . . . . . . . . . . . . . .    28
              Automatic Investing and Dollar Cost Averaging  . . . . . . .    28
              Exchange Privilege . . . . . . . . . . . . . . . . . . . . .    29
              Systematic Withdrawal Plans  . . . . . . . . . . . . . . . .    29
              Retirement Plans . . . . . . . . . . . . . . . . . . . . . .    30

     SHARE PRICES AND NET ASSET VALUE  . . . . . . . . . . . . . . . . . .    30

     DIVIDENDS, OTHER DISTRIBUTIONS, AND TAXES . . . . . . . . . . . . . .    30
              Distribution Options . . . . . . . . . . . . . . . . . . . .    30
              Taxes  . . . . . . . . . . . . . . . . . . . . . . . . . . .    31


     MANAGEMENT AND ADMINISTRATION . . . . . . . . . . . . . . . . . . . .    32
              Trustees and Officers  . . . . . . . . . . . . . . . . . . .    32
              Investment Manager, Administrator, Distributor, and Sub-
                      Adviser    . . . . . . . . . . . . . . . . . . . . .    32
              Expenses . . . . . . . . . . . . . . . . . . . . . . . . . .    33
              Transfer and Shareholder Servicing Arrangements  . . . . . .    34

     DESCRIPTION OF INVESTMENTS  . . . . . . . . . . . . . . . . . . . . .    34

     USE OF JOINT PROSPECTUS AND STATEMENTS OF ADDITIONAL INFORMATION  . .    38

     OTHER INFORMATION . . . . . . . . . . . . . . . . . . . . . . . . . .    40
              Directory  . . . . . . . . . . . . . . . . . . . . . . . . .    40
              Funds Eligible for Exchange  . . . . . . . . . . . . . . . .    40

     SUMMARY

              The Funds and Portfolios
     __________________________________________________________________________

              Each Fund is a series of Neuberger&Berman Income Funds (the "Trust") and invests in a corresponding Portfolio that, in turn, invests in securities in accordance with an investment objective, policies, and limitations that are identical to those of the Fund. This is sometimes called a master/feeder fund structure, because each Fund "feeds" shareholders' investments into its corresponding Portfolio, a "master" fund. The structure looks like this:

                            Shareholders
                                   BUY SHARES IN

                               Funds
                                   INVEST IN

                             Portfolios
                                   INVEST IN
                 Debt Securities & Other Securities

              The trustees who oversee the Funds believe that this structure may benefit shareholders; investment in a Portfolio by investors in addition to a Fund may enable the Portfolio to achieve economies of scale that could reduce expenses. For more information about the organization of the Funds and the Portfolios, including certain features of the master/feeder fund structure, see "Special Information Regarding Organization, Capitalization, and Other Matters" on page 23.

              In this Prospectus, you will find information about three different basic types of income mutual funds -- money market funds, bond funds, and municipal funds.

              The following table is a summary highlighting features of the Funds and their corresponding Portfolios. You may want to invest in a variety of Funds to fit your particular investment needs. Please see "Investment Programs" on page 17. Of course, there can be no assurance that a Fund will meet its investment objective.


       Neuberger&Berman Income         Investment                      Principal Portfolio             Comparative
       Funds                           Objective                       Investments                     Information
       ------------------------        ----------                      -------------------             -----------


       MONEY MARKET FUNDS


       Government Money                Maximum safety and liquidity    U.S. Treasury obligations       Seeks to maintain a
                                       and the highest available       and other money market          constant share price of
                                       current income                  instruments backed by the       $1.00; dollar-weighted
                                                                       full faith and credit of the    average portfolio maturity
                                                                       United States                   of up to 90 days

       Cash Reserves                   Highest current income          High-quality money market       Seeks to maintain a
                                       consistent with safety and      instruments of government       constant share price of
                                       liquidity                       and non-government issuers      $1.00; dollar-weighted
                                                                                                       average portfolio maturity
                                                                                                       of up to 90 days

       BOND FUNDS

       Ultra Short                     Current income with minimal     Money market instruments and    Lower expected price
                                       risk to principal and           investment grade debt           fluctuation of Neuberger&
                                       liquidity                       securities of government and    Berman bond funds; maximum
                                                                       non-government issuers          average duration of two
                                                                                                       years



       Limited Maturity                Highest current income          Debt securities, primarily      More potential price
                                       consistent with low risk to     investment grade, maximum       fluctuation; maximum
                                       principal and liquidity; and,   10% below investment grade,     average duration of four
                                       secondarily, total return       but no lower than B*            years

       MUNICIPAL FUNDS


     ________________________

     * Securities that are below investment grade will be purchased only if rated B or higher by either Moody's Investors Service, Inc.
     ("Moody's") or Standard & Poor's ("S&P") or, if unrated by either of those entities, deemed by N&B Management to be of comparable quality.
     See pages 26-27.


                                        - 4 -



       Neuberger&Berman Income         Investment                      Principal Portfolio             Comparative
       Funds                           Objective                       Investments                     Information
       ------------------------        ----------                      -------------------             -----------

       Municipal Money                 Maximum current tax-exempt      High-quality, short-term        Seeks to maintain a
                                       income consistent with safety   municipal securities            constant share price of
                                       and liquidity**                                                 $1.00; dollar-weighted
                                                                                                       average portfolio maturity
                                                                                                       of up to 90 days

       Municipal Securities            High current tax-exempt         Investment grade municipal      More potential price
                                       income with low risk to         securities                      fluctuation; maximum
                                       principal, limited price                                        average duration of 10
                                       fluctuation, and liquidity;                                     years
                                       and secondarily, total
                                       return**

       New York Insured                High level of current income    At least 65% of total assets    Maximum average duration
       Intermediate                    exempt from federal income      normally invested in New        of 10 years
                                       tax and New York State and      York Municipal Securities
                                       New York City personal income   having the highest ratings
                                       taxes, consistent with          (Aaa/AAA) at the time of
                                       preservation of capital**       purchase, whose interest and
                                                                       principal payments are
                                                                       guaranteed by private
                                                                       insurance companies; the
                                                                       remainder may be invested in
                                                                       uninsured New York Municipal
                                                                       Securities of investment
                                                                       grade and certain other
                                                                       instruments




              Risk Factors

              An investment in any Fund involves certain risks, depending upon the types of investments made by its corresponding Portfolio. The Portfolios invest in fixed income securities, which are likely to decline in value in times of rising market interest rates and to rise in value in times of falling interest rates. In general, the longer the maturity of a fixed income security, the more pronounced is the effect of a change in interest rates on the value of the security. Special risk factors apply to investments, which may be made by certain Portfolios, in foreign securities, residual interest bonds, municipal leases, options and futures contracts, zero coupon bonds, debt securities rated below investment grade and swap agreements. The value and yield of New York Municipal Securities

     _________________________

     **       This Portfolio may invest in municipal securities that are issued to finance private activities, the income on which may be subject to the federal alternative minimum tax.

     in which Neuberger&Berman New York Insured Intermediate Portfolio invests are subject to a variety of factors, including political and economic conditions in New York State. Neuberger&Berman New York Insured Intermediate Portfolio may at times have to rely on the private companies that insure the municipal securities for payment of principal and interest on a particular security. For more details about each Portfolio, its investments and their risks, see "Investment Programs" on page 17 and "Description of Investments" on page 34.


              Management

              N&B Management, with the assistance of Neuberger&Berman, LLC ("Neuberger&Berman") as sub-adviser, selects investments for the Portfolios. N&B Management also provides administrative services to the Portfolios and the Funds and acts as distributor of Fund shares. See "Management and Administration" on page 32. If you want to know how to buy and sell shares of the Funds or exchange them for shares of other Neuberger&Berman Funds[Registered Trademark], see "How to Buy Shares" on page 25, "How to Sell Shares" on page 26, and "Shareholder
     Services Exchange Privilege" on page 29.

     EXPENSE INFORMATION

              This section gives you certain information about the expenses of each Fund and its corresponding Portfolio. See "Performance Information" for important facts about the investment performance of each Fund, after taking expenses into account.


              Shareholder Transaction Expenses for Each Fund

              As shown by this table, you pay no transaction charges when you buy or sell Fund shares.

                      Sales Charge Imposed on Purchases                  NONE
                      Sales Charge Imposed on Reinvested Dividends       NONE
                      Deferred Sales Charges                             NONE
                      Redemption Fees                                    NONE
                      Exchange Fees                                      NONE

              If you want to redeem shares by wire transfer, the Funds' transfer agent charges a fee (currently $8.00) for each wire redemption. Shareholders who have one or more accounts in the Neuberger&Berman Funds[Registered Trademark] aggregating $200,000 or more in value are not charged for wire redemptions; the $8.00 fee is borne by N&B Management.


              Annual Fund Operating Expenses
              (as a percentage of average daily net assets)

              The following table shows annual Total Operating Expenses for each Fund, which are paid out of the assets of the Funds and which include each Fund's pro rata portion of the Operating Expenses of its corresponding Portfolio. A Fund's Total Operating Expenses are borne indirectly by the Fund's shareholders. Each Fund pays N&B Management an administration fee based on the Fund's average daily net assets. Each Portfolio pays N&B Management a management fee, based on the Portfolio's average daily net assets; a pro rata portion of this fee is borne indirectly by the corresponding Fund. Therefore, the table combines management and administration fees. The Funds and Portfolios also incur other expenses for things such as accounting and legal fees, maintaining shareholder records, and furnishing shareholder statements and Fund reports. "Operating Expenses" exclude interest, taxes, brokerage commissions, and extraordinary expenses. The Funds' expenses are factored into their share prices and dividends and are not charged directly to Fund shareholders. For more information, see "Management and Administration" and the SAIs.


       Neuberger&Berman            Management and       12b-1         Other      Total Operating
       Income Funds              Administration Fees     Fees       Expenses         Expenses


       GOVERNMENT MONEY                  __%             None          __%             __%

       CASH RESERVES                     __%             None          __%             __%

       ULTRA SHORT                       __%             None          __%             __%

       LIMITED MATURITY                  __%             None          __%             __%

       MUNICIPAL MONEY                   __%             None          __%             __%

       MUNICIPAL SECURITIES              __%             None          __%             __%

       NEW YORK INSURED                  __%             None          __%             __%
       INTERMEDIATE

     *(Reflects N&B Management's expense reimbursement undertaking described below)


              Total Operating Expenses for each Fund are based upon current administration fees for the Fund and management fees for its corresponding Portfolio and any current expense reimbursement undertakings. "Other Expenses" are based on each Fund's and Portfolio's expenses for the past fiscal year. The trustees of the Trust believe that the aggregate per share expenses of each Fund and its corresponding Portfolio will be approximately equal to the expenses the Fund would incur if its assets were invested directly in the type of securities held by its corresponding Portfolio. The trustees of the Trust also believe that investment in a Portfolio by investors in addition to a Fund may enable the Portfolio to achieve economies of scale which could reduce expenses. The expenses and, accordingly, the returns of other funds that may invest in the Portfolios may differ from those of the Funds.


              The previous table reflects N&B Management's voluntary undertaking to reimburse Cash Reserves, Ultra Short, Limited Maturity, Municipal Securities and New York Insured Intermediate for each Fund's Operating Expenses and that Fund's pro rata share of its corresponding Portfolio's Operating Expenses which, in the aggregate, exceed 0.65% per annum (0.70% for Limited Maturity) of the Fund's average daily net assets. Each undertaking can be terminated by N&B Management by giving a Fund at least 60 days' prior written notice. Absent the reimbursement, Management and Administration Fees would be ____%, ____%, ____%, ____%, and ____% and Total Operating Expenses would be ____%, ____%, ____%, ____% and ____% per annum of the average daily net assets of Cash Reserves, Ultra Short, Limited Maturity, Municipal Securities, and New York Insured Intermediate, respectively, based upon the expenses of each Fund for its 1996 fiscal year. Absent the reimbursement, Other Expenses would be ____% per annum of the average daily net assets of New York Insured Intermediate.

              For more information about the current expense reimbursement undertakings, see "Expenses" on page 33.

              Example

              To illustrate the effect of Operating Expenses, let's assume that each Fund's annual return is 5% and that it had Total Operating Expenses described in the table above. For every $1,000 you invested in each Fund, you would have paid the following amounts of total expenses if you closed your account at the end of each of the following time periods:


       Neuberger&Berman
       Income Funds              1 Year    3 Years      5 Years     10 Years

       GOVERNMENT MONEY          $         $            $           $

       CASH RESERVES

       ULTRA SHORT

       LIMITED MATURITY

       MUNICIPAL MONEY

       MUNICIPAL SECURITIES

       NEW YORK INSURED
       INTERMEDIATE


              The assumption in this example of a 5% annual return is required by regulations of the SEC applicable to all mutual funds. The information in the previous tables should not be considered a representation of past or future expenses or rates of return; actual expenses or returns may be greater or less than those shown, and may change if expense reimbursements change.


     FINANCIAL HIGHLIGHTS

              Selected Per Share Data and Ratios

              The financial information in the following tables is for each Fund as of October 31, 1996 and includes data related to each Fund before it was converted into a series of the Trust on July 2, 1993 (except Neuberger&Berman New York Insured Intermediate Fund, which commenced operations on February 1, 1994). This information has been audited by the Funds' independent auditors. You may obtain, at no cost, further information about the performance of the Funds in their annual reports to shareholders. The auditors' reports are incorporated in the SAIs by reference to the annual reports. Please call 800-877-9700 for free copies of the annual reports and for up-to-date information. Also, see "Performance Information."

     FINANCIAL HIGHLIGHTS
     Neuberger&Berman

              Government Money Fund
     --------------------------------------------------------------------------
              The following table includes selected data for a share outstanding throughout each year and other performance information derived from the Financial Statements. It should be read in conjunction with its corresponding Portfolio's Financial Statements and notes thereto.

                                                                           Year Ended October 31,

                                                     19961/     19951/      19941/     19931/     1992        1991


       Net Asset Value, Beginning of Year                       $1.0000     $1.0000    $1.0000    $1.0003     $1.0000

       Income From Investment Operations

         Net Investment Income                                  .0499       .0302      .0248      .0354       .0567

         Net Gains or Losses on Securities                      --          --         --         --          .0003

               Total From Investment Operations                 .0499       .0302      .0248      .0354       .0570

       Less Distributions

         Dividends (from net investment income)                 (.0499)     (.0302)    (.0248)    (.0354)     (.0567)

         Distributions (from capital gains)                     --          --         --         (.0003)     --

               Total Distributions                              (.0499)     (.0302)    (.0248)    (.0357)     (.0567)

       Net Asset Value, End of Year                             $1.0000     $1.0000    $1.0000    $1.0000     $1.0003

       Total Return*                                            +5.10%      +3.07%     +2.51%     +3.62%      +5.82%

       Ratios/Supplemental Data

         Net Assets, End of Year (in millions)                  $308.3      $251.5     $277.2     $301.1      $246.5

         Ratio of Expenses to Average Net Assets                .65%        .72%       .70%       .66%        .68%
         Ratio of Net Income to Average Net Assets              5.00%       3.00%      2.48%      3.50%       5.66%




     See Notes to Financial Highlights.

                                                               Year ended October 31,

                                                     1990        1989       1988        1987


       Net Asset Value, Beginning of Year            $ .9997     $1.0000    $1.0002     $1.0002

       Income From Investment Operations

         Net Investment Income                       .0718       .0758      .0579       .0504

         Net Gains or Losses on Securities           .0003       (.0002)    --          .0002

               Total From Investment Operations      .0721       .0756      .0579       .0506

       Less Distributions

         Dividends (from net investment income)      (.0718)     (.0758)    (.0579)     (.0504)

         Distributions (from capital gains)          --          (.0001)    (.0002)     (.0002)

               Total Distributions                   (.0718)     (.0759)    (.0581)     (.0506)

       Net Asset Value, End of Year                  $1.0000     $.9997     $1.0000     $1.0002

       Total Return*                                 +7.42%      +7.86%     +5.97%      +5.18%

       Ratios/Supplemental Data

         Net Assets, End of Year (in millions)       $234.6      $184.3     $173.2      $266.4

         Ratio of Expenses to Average Net Assets     .74%        .87%       .79%5/      .75%5/
         Ratio of Net Income to Average Net Assets   7.19%       7.55%      5.73%5/     5.11%5/

     See Notes to Financial Highlights.

     FINANCIAL HIGHLIGHTS
     Neuberger&Berman

              Cash Reserves
     --------------------------------------------------------------------------

              The following table includes selected data for a share outstand-ing throughout each year and other performance information derived from the Financial Statements. It should be read in conjunction with its corresponding Portfolio's Financial Statements and notes thereto.


                                                                               Year Ended October 31,

                                                              19961/      19951/    19941/       19931/       1992


       Net Asset Value, Beginning of Year                                 $1.0000   $1.0001      $1.0001      $1.0000

       Income From Investment Operations

         Net Investment Income                                            .0529     .0327        .0263        .0363

         Net Gains or Losses on Securities                                --        --           .0002        .0002

               Total From Investment Operations                           .0529     .0327        .0265        .0365

       Less Distributions

         Dividends (from net investment income)                           (0.529)   (.0327)      (.0263)      (.0363)

         Distributions (from capital gains)                               --        (.0001)      (.0002)      (.0001)

               Total Distributions                                        (0.529)   (.0328)      (.0265)      (.0364)

       Net Asset Value, End of Year                                       $1.0000   $1.0000      $1.0001      $1.0001

       Total Return*                                                      +5.42%    +3.33%       +2.68%       +3.69%

       Ratios/Supplemental Data

         Net Assets, End of Year (in millions)                            $408.9    $311.9       $273.1       $261.7

         Ratio of Expenses to Average Net Assets5/                        .65%      .65%         .65%         .65%
         Ratio of Net Income to Average Net Assets5/                      5.30%     3.31%        2.63%        3.63%



     See Notes to Financial Highlights.

                                                                                                     Period from
                                                                                                   April 12, 19883/
                                                                    Year Ended October 31,          to October 31,

                                                              1991         1990         1989            1988


       Net Asset Value, Beginning of Year                     $1.0000      $1.0001      $1.0000       $1.0000

       Income From Investment Operations

         Net Investment Income                                .0600        .0766        .0866           .0401

         Net Gains or Losses on Securities                    --           --           .0001             --

               Total From Investment Operations               .0600        .0766        .0867           .0401

       Less Distributions

         Dividends (from net investment income)               (.0600)      (.0766)      (.0866)        (.0401)

         Distributions (from capital gains)                   --           (.0001)      --                --

               Total Distributions                            (.0600)      (.0767)      (.0866)        (.0401)

       Net Asset Value, End of Year                           $1.0000      $1.0000      $1.0001       $1.0000

       Total Return*                                          +6.17%       +7.94%       +9.01%        +4.08%4/

       Ratios/Supplemental Data

         Net Assets, End of Year (in millions)                $278.9       $278.2       $267.1          $140.9

         Ratio of Expenses to Average Net Assets5/            .65%         .65%         .65%            .60%6/
         Ratio of Net Income to Average Net Assets5/          6.00%        7.66%        8.70%          7.54%6/




     See Notes to Financial Highlights.

     FINANCIAL HIGHLIGHTS
     Neuberger&Berman

              Ultra Short Bond Fund
     --------------------------------------------------------------------------

              The following table includes selected data for a share outstanding throughout each year and other performance information derived from the Financial Statements. It should be read in conjunction with its corresponding Portfolio's Financial Statements and notes thereto.


                                                                              Year Ended October 31,

                                                   19961/    19951/   19941/    19931/     1992     1991      1990      1989


       Net Asset Value, Beginning of Year                    $9.47    $9.64     $9.70      $9.83    $9.79     $9.83     $9.87

       Income From Investment Operations

         Net Investment Income                               .52      .35       .40        .56      .68       .79       .89

         Net Gains or Losses on Securities                   .06      (.17)     (.06)      (.13)    .04       (.04)     (.04)
         (both realized and unrealized)

               Total From Investment Operations              .58      .18       .34        .43      .72       .75       .85

       Less Distributions

         Dividends (from net investment income)              (.52)    (.35)     (.40)      (.56)    (.68)     (.79)     (.89)

       Net Asset Value, End of Year                          $9.53    $9.47     $9.64      $9.70    $9.83     $9.79     $9.83

       Total Return*                                         +6.26%   +1.96%    +3.53%     +4.44%   +7.64%    +7.98%    +9.05%

       Ratios/Supplemental Data

         Net Assets, End of Year (in millions)               $100.5   $101.1    $104.4     $103.3   $97.9     $85.8     $103.3

         Ratio of Expenses to Average Net                    .65%     .65%      .65%       .65%     .65%      .65%      .65%
         Assets5/

         Ratio of Net Income to Average Net                  5.44%    3.72%     4.09%      5.70%    6.97%     8.14%     9.06%
         Assets5/

         Portfolio Turnover Rate7/                           --       --        115%       66%      89%       120%      85%


     See Notes to Financial Highlights.

                                                    Period from                         Period from
                                                   March 1, 1988      Year Ended      Nov. 7, 19863/
                                                    to Oct. 31,        Feb. 29,         to Feb. 28,

                                                        1988             1988              1987




       Net Asset Value, Beginning of Year               $9.93            $9.98              $9.99

       Income From Investment Operations

         Net Investment Income                            .47              .66                .18

         Net Gains or Losses on Securities               (.06)            (.05)              (.01)
         (both realized and unrealized)

               Total From Investment Operations           .41              .61                .17

       Less Distributions

         Dividends (from net investment income)          (.47)            (.66)              (.18)

       Net Asset Value, End of Year                     $9.87            $9.93              $9.98

       Total Return*                                    +4.20%4/         +6.31%             +1.75%4/

       Ratios/Supplemental Data

         Net Assets, End of Year (in millions)          $101.0           $125.3              $66.7

         Ratio of Expenses to Average Net                 .63%6/           .50%               .50%6/
         Assets5/

         Ratio of Net Income to Average Net              7.01%6/          6.72%              6.03%6/
         Assets5/
         Portfolio Turnover Rate7/                         47%             121%                39%



     See Notes to Financial Highlights.

     FINANCIAL HIGHLIGHTS
     Neuberger&Berman

              Limited Maturity Bond Fund
     ------------------------------------------------------------------------

              The following table includes selected data for a share outstanding throughout each year and other performance information derived from the Financial Statements. It should be read in conjunction with its corresponding Portfolio's Financial Statements and notes thereto.



                                                                             Year Ended October 31,

                                                          19961/     19951/    19941/     19931/     1992      1991

       Net Asset Value, Beginning of Year                            $9.88     $10.49     $10.40     $10.24    $9.91
       Income From Investment Operations

         Net Investment Income                                       .62       .56        .58        .63       .71

         Net Gains or Losses on Securities                           .18       (.55)      .14        .16       .33
         (both realized and unrealized)
               Total From Investment Operations                      .80       .01        .72        .79       1.04

       Less Distributions
         Dividends (from net investment income)                      (.62)     (.56)      (.58)      (.63)     (.71)

         Distributions (from capital gains)                          --        (.05)      (.05)      --        --

         Distributions (in excess of capital gains)                  --        (.01)      --         --        --
         Tax return of capital                                       --        --         --         --        --

               Total Distributions                                   (.62)     (.62)      (.63)      (.63)     (.71)
       Net Asset Value, End of Year                                  $10.06    $9.88      $10.49     $10.40    $10.24

       Total Return*                                                 +8.32%    +.013%     +7.09%     +7.87%    +10.89%

       Ratios/Supplemental Data
         Net Assets, End of Year (in millions)                       $307.4    $308.6     $357.3     $273.0    $163.2

         Ratio of Expenses to Average Net Assets5/                   .70%      .69%       .65%       .65%      .65%
         Ratio of Net Investment Income to Average Net               6.21%     5.53%      5.49%      6.02%     7.07%
            Assets5/

         Portfolio Turnover Rate7/                                   --        --         114%       113%      88%

     See Notes to Financial Highlights.

                                                                                Period from                       Period from
                                                               Year Ended       March 1, 1988     Year Ended      June 9, 19863/
                                                              October 31,       to Oct. 31,       Feb. 29,        to Feb. 28,

                                                          1990       1989         1988              1988            1987

       Net Asset Value, Beginning of Year                 $9.96      $9.88      $10.00            $10.17          $10.00
       Income From Investment Operations

         Net Investment Income                            .80        .82        .48               .69             .48

         Net Gains or Losses on Securities                (.05)      .08        (.12)             (.17)           .17
         (both realized and unrealized)
               Total From Investment Operations           .75        .90        .36               .52             .65

       Less Distributions
         Dividends (from net investment income)           (.80)      (.82)      (.48)             (.69)           (.48)

         Distributions (from capital gains)               --         --         --                --              --

         Distributions (in excess of capital gains)       --         --         --                --              --
         Tax return of capital                            --         --         --                --              --

               Total Distributions                        (.80)      (.82)      (.48)             (.69)           (.48)
       Net Asset Value, End of Year                       $9.91      $9.96      $9.88             $10.00          $10.17

       Total Return*                                      +7.85%     +9.56%     +3.76%4/          +5.39%          +6.58%4/

       Ratios/Supplemental Data
         Net Assets, End of Year (in millions)            $101.3     $107.7     $133.5            $107.3          $69.6

         Ratio of Expenses to Average Net Assets5/        .65%       .65%       .63%6/            .50%            .50%6/
         Ratio of Net Investment Income to Average Net    8.09%      8.33%      7.34%6/           6.97%           6.716/
            Assets5/

         Portfolio Turnover Rate7/                        88%        121%       68%               158%            41%


     See Notes to Financial Highlights.

     FINANCIAL HIGHLIGHTS
     Neuberger&Berman

              Municipal Money Fund
     --------------------------------------------------------------------------

              The following table includes selected data for a share outstanding throughout each year and other performance information derived from the Financial Statements. It should be read in conjunction with its corresponding Portfolio's Financial Statements and notes thereto.




                                                     19961/      19951/      19941/      19931/       1992


       Net Asset Value, Beginning of Year                        $.9995      $.9996      $.9995       $.9989

       Income From Investment Operations

         Net Investment Income                                   .0324       .0204       .0184        .0263

         Net Gains or Losses on Securities                       (.0001)     (.0001)     .0001        .0006

               Total From Investment Operations                  .0323       .0203       .0185        .0269

       Less Distributions

         Dividends (from net investment income)                  (0.324)     (.0204)     (.0184)      (.0263)

       Net Asset Value, End of Year                              $.9994      $.9995      $.9996       $.9995

       Total Return*                                             +3.29%      +2.06%      +1.86%       +2.66%

       Ratios/Supplemental Data

         Net Assets, End of Year (in millions)                   $160.9      $150.3      $181.6       $195.6

         Ratio of Expenses to Average Net Assets                 .71%        .73%        .74%         .67%

         Ratio of Net Income to Average Net Assets               3.24%       2.02%       1.85%        2.63%


     See Notes to Financial Highlights.

                                                                      Year Ended October 31,

                                                     1991         1990       1989        1988       1987




       Net Asset Value, Beginning of Year            $.9989       $.9989     $.9993      $.9995     $1.0000

       Income From Investment Operations

         Net Investment Income                       .0432        .0539      .0591       .0478      .0388

         Net Gains or Losses on Securities           --           --         (.0004)     (.0002)    (.0005)

               Total From Investment Operations      .0432        .0539      .0587       .0476      .0383

       Less Distributions

         Dividends (from net investment income)      (.0432)      (.0539)    (.0591)     (.0478)    (.0388)

       Net Asset Value, End of Year                  $.9989       $.9989     $.9989      $.9993     $.9995

       Total Return*                                 +4.40%       +5.53%     +6.07%      +4.89%     +3.95%

       Ratios/Supplemental Data

         Net Assets, End of Year (in millions)       $173.9       $190.6     $204.8      $184.5     $226.1

         Ratio of Expenses to Average Net Assets     .66%         .67%       .74%        .69%       .71%

         Ratio of Net Income to Average Net Assets   4.34%        5.41%      5.91%       4.76%      3.90%


     See Notes to Financial Highlights.

     FINANCIAL HIGHLIGHTS
     Neuberger&Berman

              Municipal Securities Trust
     --------------------------------------------------------------------------

              The following table includes selected data for a share outstanding throughout each year and other performance information derived from the Financial Statements. It should be read in conjunction with its corresponding Portfolio's Financial Statements and notes thereto.


                                                                                 Year Ended October 31,

                                                          19961/     19951/    19941/      19931/      1992         1991

       Net Asset Value, Beginning of Year                            $10.26    $11.12      $10.53      $10.39       $10.14

       Income From Investment Operations
         Net Investment Income                                       .47       .46         .48         .54          .58

         Net Gains or Losses on Securities                           .57       (.73)       .68         .14          .25
         (both realized and unrealized)
               Total From Investment Operations                      1.04      (.27)       1.16        .68          .83

       Less Distributions

         Dividends (from net investment income)                      (.47)     (.46)       (.48)       (.54)        (.58)
         Distributions (from capital gains)                          --        (.12)       (.09)       --           --

         Distributions (in excess of capital gains)                  --        (.01)       --          --           --
               Total Distributions                                   (.47)     (.59)       (.57)       (.54)        (.58)

       Net Asset Value, End of Year                                  $10.83    $10.26      $11.12      $10.53       $10.39

       Total Return*                                                 +10.35%   -2.57%      +11.30%     +6.72%       +8.41%
       Ratios/Supplemental Data

         Net Assets, End of Year (in millions)                       $44.3%    $51.1       $105.2      $37.0        $25.5
         Ratio of Expenses to Average Net Assets5/                   .65%      .65%        .62%        .50%         .50%

         Ratio of Net Income to Average Net Assets5/                 4.45%     4.24%       4.33%       5.16%        5.61%

         Portfolio Turnover Rate7/                                   --        --          35%         46%          10%


     See Notes to Financial Highlights.

                                                                                                         Period from
                                                                                                        July 9, 19873/
                                                                                                         to Oct. 31,


                                                            1990           1989           1988             1987


       Net Asset Value, Beginning of Year                   $10.09         $10.08         $9.73           $10.00
       Income From Investment Operations

         Net Investment Income                              .64            .63            .59                .15
         Net Gains or Losses on Securities                  .05            .01            .35               (.27)
         (both realized and unrealized)

               Total From Investment Operations             .69            .64            .94               (.12)

       Less Distributions
         Dividends (from net investment income)             (.64)          (.63)          (.59)             (.15)

         Distributions (from capital gains)                 --             --             --                  --
         Distributions (in excess of capital gains)         --             --             --                  --

               Total Distributions                          (.64)          (.63)          (.59)             (.15)

       Net Asset Value, End of Year                         $10.14         $10.09         $10.08            $9.73
       Total Return*                                        +6.99%         +6.55%         +9.88%          -1.15%4/

       Ratios/Supplemental Data
         Net Assets, End of Year (in millions)              $14.1          $10.5          $9.8              $6.7

         Ratio of Expenses to Average Net Assets5/          .50%           .50%           .50%              .50%6/

         Ratio of Net Income to Average Net Assets5/        6.28%          6.26%          5.90%            5.29%6/
         Portfolio Turnover Rate7/                          42%            17%            23%                 0%


     See Notes to Financial Highlights.

     FINANCIAL HIGHLIGHTS
     Neuberger&Berman

              New York Insured Intermediate Fund
     --------------------------------------------------------------------------

              The following table includes selected data for a share outstanding throughout each year and other performance information derived from the Financial Statements. The per share amounts and ratios which are shown reflect income and expenses, including the Fund's proportionate share of its corresponding Portfolio's income and expenses. It should be read in conjunction with its corresponding Portfolio's Financial Statements and notes thereto.


                                                        Year Ended October 31,           Period from February 1,
                                                                                        19943/ to October 31, 1994

                                                      1996             1995


       Net Asset Value, Beginning of Year                             $9.25                       $10.00

       Income From Investment Operations

         Net Investment Income                                         .41                         .29

         Net Gains or Losses on Securities                             .76                        (.75)
         (both realized and unrealized)
               Total From Investment Operations                        1.17                       (.46)

       Less Distributions

         Dividends (from net investment income)                       (.41)                       (.29)

       Net Asset Value, End of Year                                   $10.01                      $9.25

       Total Return*                                                 +12.88%                     -4.63%4/

       Ratios/Supplemental Data

         Net Assets, End of Year (in millions)                        $11.5                       $14.7

         Ratio of Expenses to Average Net Assets5/                     .66%                       .65%6/

         Ratio of Net Investment Income to Average                    4.24%                      4.10%6/
           Net Assets5/

     See Notes to Financial Highlights.

     NOTES TO FINANCIAL HIGHLIGHTS

     1) The per share amounts and ratios which are shown reflect income and expenses including each Fund's proportionate share of its corresponding Portfolio's income and expenses.

     2) Data for the year ended October 31, 1986 includes the combined operations of the Neuberger&Berman Government Money Fund and of Sentry Cash Management Fund for the period from the date of the merger of the two funds (March 3, 1986). The merger was accounted for under the purchase method of accounting.

     3)       The date investment operations commenced.

     4)       Not annualized.

     5) After reimbursement of expenses by N&B Management. Had N&B Management not undertaken such action the annualized ratios to average daily net assets would have been:


       Neuberger&Berman Government         Year Ended October 31
          Money Fund

                                           1988              1987

       Expenses                              .83%           .90%

       Net Investment Income                5.69%          4.96%



                                                                                                              Period
                                                                                                               from
                                                                                                             April 12,
                                                                                                              1988 to
                                                            Year Ended October 31,                            Oct. 31,

       Neuberger&Berman
       Cash Reserves           1996   1995     1994      1993     1992       1991       1990      1989         1988

       Expenses                       .68%     .71%      .76%     .69%       .69%       .72%      .83%         1.03%

       Net Investment Income          5.27%    3.25%     2.52%    3.59%      5.96%      7.59%     8.52%        7.11%


                                                                                              Period                      Period
                                                                                               from                        from
                                                                                             March 1,          Year       Nov. 7,
                                                                                              1988 to          Ended      1986 to
                                                     Year Ended October 31,                  Oct. 31,        Feb. 29,     Feb. 28,

       Neuberger&Berman
       Ultra Short        1996     1995    1994    1993      1992     1991     1990      1989     1988         1988        1987
       Bond Fund


       Expenses                    .87%    .86%    .95%      .87%     .87%     .81%      .92%     .89%          .95%       1.50%

       Net Investment              5.22%   3.51%   3.79%     5.48%    6.75%    7.98%     8.79%    6.75%        6.27%       5.03%
       income



                                                                                                                        Period
                                                                                                                         from
                                                                                                                        July 9,
                                                                                                                        1987 to
                                                                Year Ended October 31,                                 Oct. 31,

       Neuberger&Berman
       Municipal                  1996    1995      1994      1993     1992      1991      1990     1989      1988       1987
       Securities Trust

       Expenses                           .98%      .82%      1.04%    1.16%     1.38%     1.67%    2.50%     2.00%      1.50%
       Net Investment Income              4.12%     4.07%     3.91%    4.50%     4.73%     5.11%    4.26%     4.40%      4.29%



                                                                                               Period                  Period
                                                                                                from        Year        from
                                                                                              March 1,      Ended      June 9,
                                                                                               1988 to    Feb. 29,     1986 to
                                                    Year Ended October 31,                    Oct. 31,      1988      Feb. 28,

       Neuberger&Berman
       Limited Maturity   1996     1995    1994    1993     1992    1991     1990     1989      1988        1988        1987
       Bond Fund

       Expenses                    .71%    .71%    .73%     .68%    .72%     .71%     .77%         .74%       .78%        1.50%

       Net Investment              6.20%   5.51%   5.42%    5.99%   7.00%    8.03%    8.21%       7.23%      6.69%        5.71%
       income







                                                                                Period  from
                                                                                 February 1,
                                                                                  1994 to
       Neuberger&Berman                          Year Ended October 31,          October 31,
       New York Insured Intermediate Fund       1996               1995             1994

       Expenses                                                  1.83%              1.53%
       Net Investment Income                                     3.07%              3.22%


     6)       Annualized.

     7) Neuberger&Berman Ultra Short Bond Fund, Neuberger&Berman Limited Maturity Bond Fund, and Neuberger&Berman Municipal Securities Trust transferred all of their investment securities into their respective Portfolios on July 2, 1993. After that date each Fund invested only in its corresponding Portfolio, and that Portfolio, rather than the Fund, engaged in securities transactions. Therefore, after that date, no Fund has calculated a portfolio turnover rate. The portfolio turnover rates for each Portfolio were as follows:





                                            Year Ended October 31,                Period from July 2,
                                                                                   1993 (Commencement
                                                                                   of Operations) to
                                         1996      1995             1994            October 31, 1993


      Neuberger&Berman Ultra Short                 148%              94%                  46%
      Bond Portfolio

      Neuberger&Berman Limited                     88%               102%                 71%
      Maturity Bond Portfolio

      Neuberger&Berman Municipal                   66%               127%                 25%
      Securities Portfolio



                                                      Period from February 1,
                                                       1994 (Commencement of
                                      Year Ended       Operations) to October
                                   October 31, 1995           31, 1994

       Neuberger&Berman New York          17%                   96%
       Insured Intermediate
       Portfolio


     * Total return based on per share net asset value reflects the effects of changes in net asset value on the performance of each Fund during each year or other fiscal period shown in the table, and assumes dividends and capital gain distributions, if any, were reinvested. Results represent past performance and do not guarantee future results. Investment returns and principal may fluctuate and shares when redeemed may be worth more or less than original cost. For each Fund (except Neuberger&Berman Government Money Fund and Neuberger&Berman Municipal Money Fund), total return would have been lower if N&B Management had not reimbursed certain expenses.

     INVESTMENT PROGRAMS

              The investment policies and limitations of each Fund are identical to those of its corresponding Portfolio. Each Fund invests only in its corresponding Portfolio. Therefore, the following shows you the kinds of securities in which each Portfolio invests. For an explanation of some types of investments, see "Description of Investments" on page 34.

              Investment policies and limitations of the Funds and Portfolios are not fundamental unless otherwise specified in this Prospectus or the SAIs. While a non-fundamental policy or limitation may be changed by the trustees of the Trust or of Managers Trust without shareholder approval, the Funds intend to notify shareholders before making any material change to such policies or limitations. Fundamental policies may not be changed without shareholder approval.

              The investment objectives of the Funds and Portfolios are not fundamental. There can be no assurance that the Funds or Portfolios will achieve their objectives. Each Fund, by itself, does not represent a comprehensive investment program.

              Additional investment techniques, features, and limitations concerning the Portfolios' investment programs are described in the SAIs.

              The value of fixed income securities is likely to rise in times of falling market interest rates and fall in times of rising interest rates. Investments in shorter-term income securities normally are less affected by interest rate changes than are investments in longer-term securities. The value of income securities is also affected by changes in the creditworthiness of the issuer.

              Money Market Portfolios

              The investment objective of Neuberger&Berman Government Money Fund and Portfolio is to provide maximum safety and liquidity with the highest available current income. The investment objective of Neuberger&Berman Cash Reserves and Neuberger&Berman Cash Reserves Portfolio is to provide the highest current income consistent with safety and liquidity.

              Neuberger&Berman Government Money Portfolio and Neuberger&Berman Cash Reserves Portfolio each invests in a portfolio of debt instruments with remaining maturities of 397 days or less and maintains a dollar-weighted average portfolio maturity of not more than 90 days. Each Portfolio uses the amortized cost method of valuation to enable its corresponding Fund to maintain a stable $1.00 share price. Of course, there is no guarantee that either Fund will be able to maintain a $1.00 share price.

              Neuberger&Berman Government Money Portfolio, as a fundamental policy, may invest only in U.S. Treasury obligations and other securities backed by the full faith and credit of the United States. Currently, the

     Portfolio invests only in U.S. Treasury obligations. As a fundamental policy, the Portfolio may not invest in repurchase agreements.

              Neuberger&Berman Cash Reserves Portfolio invests in high-quality U.S. dollar-denominated money market instruments of U.S. and foreign issuers, including governments and their agencies and instrumentalities, banks and other financial institutions, and corporations, and may invest in repurchase agreements with respect to these instruments. The Portfolio may invest 25% or more of its total assets in U.S. Government and Agency Securities or in certificates of deposit or bankers' acceptances issued by domestic branches of U.S. banks. The Portfolio may also invest in municipal obligations that otherwise meet its criteria for quality and maturity.

              Bond Portfolios

              The investment objective of Neuberger&Berman Ultra Short Bond Fund and Portfolio is to provide current income with minimal risk to principal and liquidity. The investment objective of Neuberger&Berman Limited Maturity Bond Fund and Portfolio is to provide the highest current income consistent with low risk to principal and liquidity; and secondarily, total return.

              Neuberger&Berman Ultra Short Bond Portfolio and Neuberger&Berman Limited Maturity Bond Portfolio each invests in a diversified portfolio of fixed and variable rate debt securities and seeks to increase income and preserve or enhance total return by actively managing average portfolio duration in light of market conditions and trends.

              Neuberger&Berman Ultra Short Bond Portfolio invests in a diversified portfolio of U.S. Government and Agency Securities and investment grade debt securities issued by financial institutions, corporations, and others. The Portfolio's dollar-weighted average duration will not exceed two years, although the Portfolio may invest in individual securities of any duration. Securities in which the Portfolio may invest include mortgage-backed and asset-backed securities, money market instruments, repurchase agreements with respect to U.S. Government and Agency Securities, and U.S. dollar-denominated securities of foreign issuers. The Portfolio may also enter into futures contracts and purchase and sell options on futures contracts. The Portfolio may invest 25% or more of its total assets in U.S. Government and Agency Securities or in certificates of deposit or bankers' acceptances issued by domestic branches of U.S. banks.


              Neuberger&Berman Limited Maturity Bond Portfolio invests in a diversified portfolio consisting primarily of U.S. Government and Agency Securities and investment grade debt securities issued by financial institutions, corporations, and others. The dollar-weighted average duration of the Portfolio will not exceed four years, although the Portfolio may invest in individual securities of any duration. The Portfolio's dollar-weighted average maturity may range up to five years.

     Securities in which the Portfolio may invest include mortgage-backed and asset-backed securities, repurchase agreements with respect to U.S. Government and Agency Securities, and foreign investments. The Portfolio may invest up to 10% of its net assets in fixed income securities that are below investment grade, including unrated securities deemed by N&B Management to be of comparable quality. The Portfolio will not invest in such securities unless they are rated at least B by Moody's or S&P or, if unrated by either of those entities, deemed by N&B Management to be of comparable quality. For information on the risks associated with investments in securities rated below investment grade, see "Ratings of Securities." The Portfolio may purchase and sell covered call and put options, interest-rate futures contracts, and options on those futures contracts and may lend portfolio securities. The Portfolio may invest up to 5% of its net assets in municipal securities when N&B Management believes such securities may outperform other available issues.

              Municipal Portfolios

              The investment objective of Neuberger&Berman Municipal Money Fund and Portfolio is to provide the maximum current income exempt from federal income tax ("tax-exempt income") consistent with safety and liquidity. The investment objective of Neuberger&Berman Municipal Securities Trust and Portfolio is to provide high current tax-exempt income with low risk to principal, limited price fluctuation and liquidity, and secondarily, total return. The investment objective of Neuberger&Berman New York Insured Intermediate Fund and Portfolio is to seek a high level of current income exempt from federal income tax and New York State and New York City personal income taxes, consistent with preservation of capital.

              Each Portfolio may invest in municipal securities issued to finance private activities, the interest on which is a tax-preference item for purposes of the federal alternative minimum tax. To the extent a Portfolio makes those investments and you are subject to that tax, a portion of your dividends from the corresponding Fund will be subject to that tax. See "Dividends, Other Distributions, and Taxes." Neuberger&Berman Municipal Money Portfolio and Neuberger&Berman Municipal Securities Portfolio each normally invests only in municipal obligations. In addition, when, in N&B Management's opinion, market conditions warrant a defensive posture, each Portfolio may temporarily invest part of its assets in short-term, high-quality taxable securities.

              Neuberger&Berman Municipal Money Portfolio invests in high-quality municipal obligations with remaining maturities of 397 days or less and maintains a dollar-weighted average portfolio maturity of not more than 90 days. The Portfolio uses the amortized cost method of valuation to enable its corresponding Fund to maintain a stable $1.00 share price. Of course, there is no guarantee that the Fund will be able to maintain a $1.00 share price.

              Neuberger&Berman Municipal Securities Portfolio normally invests in investment grade municipal securities. As a fundamental policy, the Portfolio invests at least 80% of its total assets in municipal obligations. The Portfolio's dollar-weighted average duration will not exceed ten years. The Portfolio seeks to increase income and preserve or enhance total return by actively managing the average portfolio duration in light of market conditions and trends. The Portfolio also may seek to hedge all or a part of its portfolio against changes in securities prices resulting from changes in interest rates by buying or selling interest-rate futures contracts and options on those contracts.


              Neuberger&Berman New York Insured Intermediate Portfolio invests in municipal obligations issued by the State of New York, its authorities, multi-state authorities, municipalities, counties, and any other political subdivisions and in municipal obligations issued by territories or possessions of the United States, such as the Virgin Islands, Guam, and Puerto Rico, the interest income from which is exempt, in the opinion of counsel for the issuer of the obligation, from federal income tax and New York State and New York City personal income taxes ("New York Municipal Securities"). At least 65% of the Portfolio's total assets normally will be invested in the highest-rated New York Municipal Securities which are insured as to the timely payment of principal and interest by municipal bond insurance ("Municipal Bond Insurance"). Municipal Bond Insurance provides an unconditional and irrevocable guarantee that the insured bond's principal and interest will be paid when due. The insurance is purchased from a private, non-governmental insurance company. The insurance does not guarantee the market value of the municipal bonds or the value of the interests in the Portfolio. The insured bonds purchased by the Portfolio must at the time of purchase have the highest credit rating available from a nationally recognized statistical rating organization ("NRSRO"). For such insured bonds to receive the highest credit rating, at least one NRSRO must rate the claims-paying ability or financial strength of the insurance company in the highest category (within which there may be gradations). There is, of course, no guarantee that the claims-paying ability or financial strength of the insurers will continue to receive the highest credit ratings, or that the insurers will be able to pay all claims when due.


              The insured municipal bonds purchased by Neuberger&Berman New York Insured Intermediate Portfolio will carry Municipal Bond Insurance obtained to improve the bond's credit rating. Once purchased, Municipal Bond Insurance cannot be canceled by the insurer, and the protection it affords continues as long as the bonds are outstanding and the insurer remains solvent. The Municipal Bond Insurance covering the municipal securities purchased by the Portfolio will be either new issue insurance ("New Issue Insurance") or secondary insurance ("Secondary Insurance"). New Issue Insurance is purchased by the respective issuers of the municipal securities at the time of the original issuance of those securities. Secondary Insurance may be purchased by the broker, another investor or the Portfolio after the municipal security is originally issued. Generally, the Portfolio expects that municipal securities it purchases will carry insurance obtained by another party.

              Neuberger&Berman New York Insured Intermediate Portfolio may purchase bonds insured by AMBAC Indemnity Corporation, Municipal Bond Investors Assurance Corporation or Financial Guaranty Insurance Company (known as AMBAC, MBIA Corp. and FGIC, respectively), or any other insurance company that has received the highest credit rating. The Portfolio may invest more than 25% of its assets in bonds insured by the same insurance company. Further information regarding Municipal Bond Insurance and insurance companies is included in the SAI.

              Neuberger&Berman New York Insured Intermediate Portfolio's remaining assets normally will be invested in investment grade New York Municipal Securities that are not so insured and in other investments described in this Prospectus. The Portfolio may invest up to 100% of its assets in New York Municipal Securities and certain other municipal securities issued to finance private activities whose interest is a tax-preference item for purposes of the federal alternative minimum tax. To the extent the Portfolio makes those investments and you are subject to that tax, a portion of your dividends from the Fund may not be exempt from federal income tax. See "Dividends, Other Distributions, and Taxes."


              During seasonal variations or other shortages in the supply of suitable New York Municipal Securities, Neuberger&Berman New York Insured Intermediate Portfolio may purchase uninsured New York Municipal Securities; municipal securities, the interest income on which is exempt from federal income tax, but not New York State and New York City personal income taxes; or taxable U.S. Government and Agency Securities. However, as a fundamental policy, the Portfolio normally invests at least 80% of its total assets in municipal obligations.

              Neuberger&Berman New York Insured Intermediate Portfolio's dollar-weighted average duration will not exceed ten years. The Portfolio seeks to increase income and preserve or enhance total return by actively managing average portfolio duration in light of market conditions and trends. The Portfolio also may seek to hedge all or a part of its portfolio against changes in securities prices by buying or selling interest-rate futures contracts and options.

              Although the Portfolio is "non-diversified" for federal securities law purposes, it will limit its investments to meet federal tax requirements so that, as of the last day of each quarter of its taxable year, not more than 25% of its total assets are invested in the securities of a single issuer and, with respect to at least 50% of its total assets, not more than 5% of those assets are invested in the securities of a single issuer (other than, in each case, U.S. Government and Agency Securities). The Portfolio may not invest 25% or more of its total assets in revenue bonds related to a single industry but may invest 25% or more of its total assets in securities that depend on revenue from similar types of projects, e.g., transportation, electric utilities, housing, or health care. For purposes of complying with the above limitations regarding investments in the securities of a single issuer or a single industry, the Portfolio identifies the "issuer" of a municipal obligation that is not a general obligation note or bond by the obligation's characteristics; the most significant of these characteristics is the source of funds for the payment of principal and interest on the obligation. Developments affecting a single issuer or industry, or securities financing particular types of projects, could thus have a significant effect on the Portfolio.

              Because Neuberger&Berman New York Insured Intermediate Portfolio invests primarily in New York Municipal Securities, the Fund's yield and share price are sensitive to political and economic developments within the State of New York ("State") and to the financial condition of the State, its public authorities, and political subdivisions, particularly the City of New York ("City"). Both the State and the City have experienced significant financial difficulties related to poor economic performance, and no assurance can be given that the State or the City will not experience future fiscal instabilities. Further information regarding the financial condition of the State and the City may be found in the SAI.

              New York Municipal Securities include general obligations of Puerto Rico and its political subdivisions and public corporations. The economy of Puerto Rico is closely linked with that of the United States and will depend on several factors, including the condition of the U.S. economy, the exchange rate for U.S. dollars, the price stability of oil imports, and interest rates. A new law will phase out favorable tax treatment that has been available to businesses located in Puerto Rico. The Portfolio is not able to predict the ultimate impact of this change on the Puerto Rican economy.

              Short-Term Trading; Portfolio Turnover

              Although none of the Portfolios purchases securities with the intention of profiting from short-term trading, each Portfolio may sell portfolio securities prior to maturity when N&B Management believes that such action is advisable. The portfolio turnover rates of Neuberger&Berman Ultra Short Bond, Limited Maturity Bond, Municipal Securities and New York Insured Intermediate Portfolios for 1996 and earlier years are set forth under "Notes to Financial Highlights." Turnover rates in excess of 100% generally result in higher transaction costs (which are borne directly by the Portfolio) and a possible increase in realized short-term capital gains or losses.

              Ratings of Securities

              HIGH-QUALITY DEBT SECURITIES. High-quality debt securities are securities that have received a rating from at least one NRSRO, such as S&P or Moody's, in one of the two highest rating categories (the highest category in the case of commercial paper) or, if not rated by any NRSRO, such as U.S. Government and Agency Securities, have been determined by N&B Management to be of comparable quality. If two or more NRSROs have rated a security, at least two of them must rate it as high quality if the security is to be eligible for purchase by a Money Market Portfolio (including Neuberger&Berman Municipal Money Portfolio).

              INVESTMENT GRADE DEBT SECURITIES. Investment grade debt securities are securities that have received a rating from at least one NRSRO in one of the four highest rating categories or, if not rated by any NRSRO, have been determined by N&B Management to be of comparable quality. Moody's deems securities rated in its fourth highest category (Baa) to have speculative characteristics; a change in economic factors could lead to a weakened capacity of the issuer to repay.

              LOWER RATED DEBT SECURITIES (Neuberger&Berman Limited Maturity Bond Portfolio). Securities rated below investment grade are described as speculative by both Moody's and S&P. Securities rated B are judged to be predominantly speculative with respect to their capacity to pay interest and repay principal in accordance with the terms of the obligations. Changes in economic conditions or developments regarding the individual issuer are more likely to cause price volatility and weaken the capacity of the issuer of such securities to make principal and interest payments than is the case for higher grade debt securities. An economic downturn affecting the issuer may result in an increased incidence of default. The market for lower-rated securities may be thinner and less active than for higher-rated securities. N&B Management seeks to reduce the risks associated with investing in such securities by limiting the Portfolio's holdings in them and by extensively analyzing the potential benefits of such an investment in relation to the associated risks.


              The following table shows the ratings of debt securities held by Neuberger&Berman Limited Maturity Bond Portfolio for the year ended October 31, 1996. These percentages are historical only and are not necessarily representative of the ratings of current and future holdings.


                            Neuberger & Berman Limited Maturity Bond Portfolio's
                  Holdings of Debt Securities, by Rating for the Year Ended October 31, 1996

                                                  Moody's
                                          Investors Service, Inc.              Standard & Poor's
                                          (as a % of investments)          (as a % of investments)

                                          Rating           Average          Rating          Average


       Investment Grade

       Highest quality                            Aaa       _____%                 AAA        _____%
       High quality                                Aa       _____%                  AA        _____%

       Upper-medium grade                           A       _____%                   A        _____%



                                        - 33 -






                            Neuberger & Berman Limited Maturity Bond Portfolio's
                  Holdings of Debt Securities, by Rating for the Year Ended October 31, 1996

                                                  Moody's
                                          Investors Service, Inc.              Standard & Poor's
                                          (as a % of investments)          (as a % of investments)

                                          Rating           Average          Rating          Average



       Medium grade                               Baa       _____%                 BBB        _____%

       Lower Quality
       Moderately speculative                      Ba       _____%                  BB        _____%

       Speculative                                  B       _____%                   B        _____%

       Highly Speculative                         Caa       _____%                 CCC        _____%

       Poor Quality                                Ca       _____%                  CC        _____%

       Lowest quality, no interest                  C       _____%                   C        _____%

       In default, in arrears                       -       _____%                   D        _____%
                                                            _____%                            _____%







                                                (as a % of investments)

     Securities not Rated by Moody's or S&P+

     Investment Grade++                                 _____%

     Lower Quality++                                    _____%

     Total                                              _____%


     + The dollar-weighted average percentages reflected in the table may include securities rated by other NRSROs, as well as unrated securities.


     ++  As determined by N&B Management

              Further information regarding the ratings assigned to securities purchased by the Portfolios and their meaning is included in the SAIs and in the Funds' annual reports.

              Borrowings

              Each Portfolio has a fundamental policy that it may not borrow money, except that it may (1) borrow money from banks for temporary or emergency purposes and not for leveraging or investment and (2) except for Neuberger&Berman Government Money Portfolio, enter into reverse repurchase agreements for any purpose, so long as the aggregate amount of borrowings and reverse repurchase agreements does not exceed one-third of the Portfolio's total assets (including the amount borrowed) less liabilities (other than borrowings). None of the Portfolios expects to borrow money or to enter into reverse repurchase agreements. As a non-fundamental policy, none of the Portfolios may purchase portfolio securities if its outstanding borrowings, including reverse repurchase agreements, exceed 5% of its total assets. Dollar rolls are treated as reverse repurchase agreements.

              Other Investments

              For temporary defensive purposes, each Portfolio may invest up to 100% of its total assets in cash or cash equivalents, commercial paper (except for Neuberger&Berman Government Money Portfolio), U.S. Government and Agency Securities and certain other money market instruments, as well as (except for Neuberger&Berman Government Money Portfolio) repurchase agreements on U.S. Government and Agency Securities, the interest on which may be subject to federal and state income taxes, and may adopt shorter than normal weighted average maturities or durations.

              Duration

              Duration is a measure of the sensitivity of debt securities to changes in market interest rates, based on the entire cash flow associated with the securities, including payments occurring before the final repayment of principal. For all Portfolios except the money market portfolios, N&B Management utilizes duration as a tool in portfolio selection instead of the more traditional measure known as "term to maturity." "Term to maturity" measures only the time until a debt security provides its final payment, taking no account of the pattern of the security's payments prior to maturity. Duration incorporates a bond's yield, coupon interest payments, final maturity and call features into one measure. Duration therefore provides a more accurate measurement of a bond's likely price change in response to a given change in market interest rates. The longer the duration, the greater the bond's price movement will be as interest rates change. For any fixed income security with interest payments occurring prior to the payment of principal, duration is always less than maturity.

              Futures, options and options on futures have durations which are generally related to the duration of the securities underlying them.

     Holding long futures or call option positions will lengthen a Portfolio's duration by approximately the same amount as would holding an equivalent amount of the underlying securities. Short futures or put options have durations roughly equal to the negative duration of the securities that underlie these positions, and have the effect of reducing portfolio duration by approximately the same amount as would selling an equivalent amount of the underlying securities.


              There are some situations where even the standard duration calculation does not properly reflect the interest rate exposure of a security. For example, floating and variable rate securities often have final maturities of ten or more years; however, their interest rate exposure corresponds to the frequency of the coupon reset. Another example where the interest rate exposure is not properly captured by duration is the case of mortgage-backed securities. The stated final maturity of such securities is generally 30 years, but current and expected prepayment rates are critical in determining the securities' interest rate exposure. In these and other similar situations, N&B Management, where permitted, will use more sophisticated analytical techniques that incorporate the economic life of a security into the determination of its interest rate exposure.

     PERFORMANCE INFORMATION

              The performance of the Funds can be measured as yield or as total return. The Portfolios invest in various kinds of fixed income securities, so their performance is related to changes in interest rates. Generally, investments in shorter-term income securities are less affected by interest rate changes than are investments in longer-term income securities. For this reason, longer-term bond funds usually have higher yields and carry more risk than shorter-term bond funds. Money market funds, which seek to maintain a stable share price and invest only in income securities with remaining maturities of 397 days or less, have the least risk. The creditworthiness of issuers of income securities also affects their risk; for example, U.S. Government and Agency securities are generally considered to have less risk than bonds rated "investment grade."

              The table under "Summary The Funds and Portfolios" shows the investment objective, principal types of investments, and comparative information for each Fund and its corresponding Portfolio. This should help you decide which Fund best fits your needs. For more detailed information, see "Investment Programs" and "Description of Investments." Further information regarding each Fund's performance is presented in its annual report to shareholders, which is available without charge by calling 800-877-9700.


              Yield

              Yield refers to the income generated by an investment over a particular period of time, which is annualized (assumed to have been generated for one year) and expressed as an annual percentage rate. Effective yield is yield assuming that all distributions are reinvested. Annualized yields for money market funds based on the return for a recent seven-day period are called current yields.


              Total Return

              Total return is the change in value of an investment in a fund over a particular period, assuming that all distributions have been reinvested. Thus, total return reflects not only income earned but also variations in share prices from the beginning to the end of a period.
              An average annual total return is a hypothetical rate of return that, if achieved annually, would result in the same cumulative total return as was actually achieved for the period. This smooths out year-to-year variations in actual performance. Past results do not, of course, guarantee future performance. Share prices may vary, and your shares when redeemed may be worth more or less than your original purchase price.

              Tax-Equivalent Yield

              STATE AND LOCAL TAXES. Substantially all of Neuberger&Berman Government Money Fund's income dividends are not subject to income taxes of most states and localities. Substantially all income dividends paid by Neuberger&Berman New York Insured Intermediate Fund are exempt from federal income tax and New York State and New York City personal income taxes. For those states and localities where the income dividends are not subject to income taxes, these Funds may measure their performance by a tax-equivalent yield. This reflects the taxable yield that an individual investor at the highest marginal income tax rate for that state or municipality would have to receive to equal the yield from Neuberger&Berman Government Money Fund or Neuberger&Berman New York Insured Intermediate Fund, taking into account that a portion of the dividends paid by those Funds is tax-exempt. Of course, all dividends paid by Neuberger&Berman Government Money Fund are subject to federal income tax at applicable rates.

              FEDERAL TAX. Substantially all income dividends paid by Neuberger&Berman Municipal Money Fund, Neuberger&Berman Municipal Securities Trust and Neuberger&Berman New York Insured Intermediate Fund are exempt from federal income tax. The Municipal Funds also may measure their performance by a tax-equivalent yield. This reflects the taxable yield that an investor at the highest marginal federal income tax rate would have to receive to equal the primarily tax-exempt yield from each Municipal Fund.

              Before investing in one of the Municipal Funds, you may want to determine which investment tax-free or taxable will result in a higher after-tax yield. To do this, divide the tax-free yield on the investment by the decimal determined by subtracting from 1 the highest federal tax rate you pay. For example, if the tax-free yield is 4% and your maximum federal tax bracket is 39.6%, the computation is:

                       4% Tax-Free Yield / (1 - .396 Tax Rate)
                       = 4% /.604 = 6.62% Tax-Equivalent Yield

              In this example, your after-tax return would be higher from the 4% tax-free investment if available taxable yields are below 6.62%. Conversely, the taxable investment would provide a higher yield when taxable yields exceed 6.62%. This example assumes that all of the income from the investment is exempt.

              To calculate the after-tax yield for Neuberger&Berman New York Insured Intermediate Fund, divide the yield on the tax-free investment by the decimal determined by subtracting from 1 the highest combination of federal income tax and New York State and New York City personal income tax rates you pay. For example, if the tax-free yield is 4% and your maximum combined tax bracket is 46.6%, the computation is:

              4% Tax-Free Yield / (1 - .466 Tax Rate)
              = 4% /.534 = 7.49% Tax-Equivalent Yield

              In this example, your after-tax return would be higher from the 4% tax-free investment if available taxable yields are below 7.49%. Conversely, the taxable investment would provide a higher yield when taxable yields exceed 7.49%. This example assumes that all of the income from the investment is exempt.

              Yield and Total Return Information

              You can obtain current performance information about each Fund by calling N&B Management at 800-877-9700. N&B Management has reimbursed certain Funds for certain expenses, which has the effect of increasing their yields and total returns.


     SPECIAL INFORMATION REGARDING ORGANIZATION, CAPITALIZATION, AND OTHER
     MATTERS


              The Funds

              Each Fund is a separate operating series of the Trust, a Delaware business trust organized pursuant to a Trust Instrument dated as of December 23, 1992. The Trust is registered under the 1940 Act as a diversified, open-end management investment company, commonly known as a mutual fund. The Trust has seven separate operating series. The predecessors of the Funds (except Neuberger&Berman New York Insured Intermediate Fund) were converted into the Funds on July 2, 1993; these conversions were approved by the shareholders of the predecessors of the Funds in April 1993. Neuberger&Berman New York Insured Intermediate Fund began operations on February 1, 1994. Each Fund invests all of its net investable assets in its corresponding Portfolio, in each case receiving a beneficial interest in that Portfolio. The trustees of the Trust may establish additional series or classes of shares without the approval of shareholders. The assets of each series belong only to that series, and the liabilities of each series are borne solely by that series and no other.


              DESCRIPTION OF SHARES. Each Fund is authorized to issue an unlimited number of shares of beneficial interest (par value $0.001 per share). Shares of each Fund represent equal proportionate interests in the assets of that Fund only and have identical voting, dividend, redemption, liquidation, and other rights. All shares issued are fully paid and non-assessable, and shareholders have no preemptive or other rights to subscribe to any additional shares.

              SHAREHOLDER MEETINGS. The trustees of the Trust do not intend to hold annual meetings of shareholders of the Funds. The trustees will call special meetings of shareholders of a Fund only if required under the 1940 Act or in their discretion or upon the written request of holders of 10% or more of the outstanding shares of that Fund entitled to vote.

              CERTAIN PROVISIONS OF TRUST INSTRUMENT. Under Delaware law, the shareholders of a Fund will not be personally liable for the obligations of any Fund; a shareholder is entitled to the same limitation of personal liability extended to shareholders of a corporation. To guard against the risk that Delaware law might not be applied in other states, the Trust Instrument requires that every written obligation of the Trust or a Fund contain a statement that such obligation may be enforced only against the assets of the Trust or Fund and provides for indemnification out of Trust or Fund property of any shareholder nevertheless held personally liable for Trust or Fund obligations, respectively.

              The Portfolios

              Each Portfolio is a separate operating series of Managers Trust, a New York common law trust organized as of December 1, 1992. Managers Trust is registered under the 1940 Act as a diversified, open-end management investment company. Managers Trust has seven separate Portfolios. The assets of each Portfolio belong only to that Portfolio, and the liabilities of each Portfolio are borne solely by that Portfolio and no other.


              FUNDS' INVESTMENTS IN PORTFOLIOS. Each Fund is a "feeder fund" that seeks to achieve its investment objective by investing all of its net investable assets in its corresponding Portfolio, which is a "master fund." The Portfolio, which has the same investment objective, policies, and limitations as the Fund, in turn invests in securities; its corresponding Fund thus acquires an indirect interest in those securities. Historically, N&B Management, which is the administrator of each Fund and the investment manager of each Portfolio, has sponsored, with Neuberger&Berman, traditionally structured funds since 1950. However, it has operated 11 master funds and 18 feeder funds since August 1993 and now operates 20 master funds and 32 feeder funds. This "master/feeder fund" structure is depicted in the "Summary" on page 1.

              Each Fund's investment in its corresponding Portfolio is in the form of a non-transferable beneficial interest. Members of the general public may not purchase a direct interest in a Portfolio. As of the date of this Prospectus, only Neuberger&Berman Ultra Short Bond Fund and Neuberger&Berman Limited Maturity Bond Fund have institutional investors which invest in their corresponding Portfolios. The two mutual funds that are series of Neuberger&Berman Income Trust ("N&B Income Trust"), Neuberger&Berman Ultra Short Bond Trust and Neuberger&Berman Limited Maturity Bond Trust, invest all of their respective net investable assets in the two corresponding Portfolios of Managers Trust. Each Portfolio may also permit other investment companies and/or other institutional investors to invest in the Portfolio. All investors will invest in a Portfolio on the same terms and conditions as a Fund and will pay a proportionate share of the Portfolio's expenses. N&B Income Trust does not sell its shares directly to members of the general public. Other investors in a Portfolio are not required to sell their shares at the same public offering price as a Fund, could have a different administration fee and expenses than a Fund, and (except N&B Income Trust) might charge a sales commission. Therefore, Fund shareholders may have different returns than shareholders in another investment company that invests exclusively in the Portfolio. There is currently no such other investment company that offers its shares directly to members of the general public. Information regarding any fund that may invest in a Portfolio in the future will be available from N&B Management by calling 800-877-9700.

              The trustees of the Trust believe that investment in a Portfolio by a series of N&B Income Trust or by other potential investors in addition to a Fund may enable the Portfolio to realize economies of scale that could reduce its operating expenses, thereby producing higher returns and benefitting all shareholders. However, a Fund's investment in its corresponding Portfolio may be affected by the actions of other large investors in the Portfolio, if any. For example, if a large investor in a Portfolio (other than a Fund) redeemed its interest in the Portfolio, the Portfolio's remaining investors (including the Fund) might, as a result, experience higher pro rata operating expenses, thereby producing lower returns.


              Each Fund may withdraw its entire investment from its corresponding Portfolio at any time, if the trustees of the Trust determine that it is in the best interests of the Fund and its shareholders to do so. A Fund might withdraw, for example, if there were other investors in a Portfolio with power to, and who did by a vote of all investors (including the Fund), change the investment objective, policies, or limitations of the Portfolio in a manner not acceptable to the trustees of the Trust. A withdrawal could result in a distribution in kind of portfolio securities (as opposed to a cash distribution) by the Portfolio to the Fund. That distribution could result in a less diversified portfolio of investments for the Fund and could affect adversely the liquidity of the Fund's investment portfolio. If the Fund decided to convert those securities to cash, it usually would incur brokerage fees or other transaction costs. If a Fund withdrew its investment from a Portfolio, the trustees of the Trust would consider what action might be taken, including the investment of all of the Fund's net investable assets in another pooled investment entity having substantially the same investment objective as the Fund or the retention by the Fund of its own investment manager to manage its assets in accordance with its investment objective, policies, and limitations. The inability of the Fund to find a suitable replacement could have a significant impact on shareholders.

              INVESTOR MEETINGS AND VOTING. Each Portfolio normally will not hold meetings of investors except as required by the 1940 Act. Each investor in a Portfolio will be entitled to vote in proportion to its relative beneficial interest in the Portfolio. On most issues subjected to a vote of investors, as required by the 1940 Act and other applicable law, a Fund will solicit proxies from its shareholders and will vote its interest in the Portfolio in proportion to the votes cast by the Fund's shareholders. If there are other investors in a Portfolio, there can be no assurance that any issue that receives a majority of the votes cast by Fund shareholders will receive a majority of votes cast by all Portfolio investors; indeed, if other investors hold a majority interest in a Portfolio, they could have voting control of the Portfolio.

              CERTAIN PROVISIONS. Each investor in a Portfolio, including a Fund, will be liable for all obligations of the Portfolio. However, the risk of an investor in a Portfolio incurring financial loss beyond the amount of its investment on account of such liability would be limited to circumstances in which the Portfolio had inadequate insurance and was unable to meet its obligations out of its assets. Upon liquidation of a Portfolio, investors would be entitled to share pro rata in the net assets of the Portfolio available for distribution to investors.

     HOW TO BUY SHARES

              You can buy shares of any Fund directly by mail, wire, or telephone, or through an exchange of shares with another Neuberger&Berman Fund[Registered Trademark] (see "Funds Eligible for Exchange"). Shares are purchased at the next price calculated on a day the New York Stock Exchange ("NYSE") is open, after your purchase order is received and accepted. Prices for shares of Neuberger&Berman Government Money Fund, Neuberger&Berman Cash Reserves, and Neuberger&Berman Municipal Money Fund are calculated as of noon Eastern time; prices for shares of all other Funds are usually calculated as of 4 p.m. Eastern time.

              N&B Management may, in its discretion, waive the minimum investment requirements.


              By Mail

              Send your check or money order payable to "Neuberger&Berman Funds" by mail to:

                      Neuberger&Berman Funds
                      Boston Service Center
                      P.O. Box 8403

                      Boston, MA 02266-8403

              or by overnight courier, U.S. Express Mail, or registered or certified mail to:

                      Neuberger&Berman Funds
                      c/o State Street Bank and Trust Company
                      2 Heritage Drive
                      North Quincy, MA 02171

              Be sure to specify the name of the Fund whose shares you want to buy. If this is your first purchase of shares of a Fund, please complete and sign an application for a new Fund account and send it along with a check or money order for a minimum of $2,000. For each additional purchase, please send at least $100 for shares of any Fund. Your check or money order must be made payable on its face to Neuberger&Berman Funds, otherwise it cannot be accepted. Third party checks will not be accepted.

              By Wire

              Call 800-877-9700 for instructions on how to wire money to buy shares. Your wire goes to State Street Bank and Trust Company ("State Street") and must include your name, the name of the Fund whose shares you want to buy, and your account number. The minimum for a first purchase of shares of a Fund is $2,000. For an additional purchase, you should wire at least $1,000.

              By Telephone

              Call 800-877-9700 to buy shares of Neuberger&Berman Ultra Short Bond Fund, Neuberger&Berman Limited Maturity Bond Fund, Neuberger&Berman Municipal Securities Trust, or Neuberger&Berman New York Insured Intermediate Fund. The minimum for a first purchase of shares of any of these Funds by telephone is $2,000. The minimum for an additional purchase is $1,000. Your order may be canceled if your payment is not received by the third business day after your order is placed. In that case you could be liable for any resulting losses or fees a Fund or its agents have incurred. To recover those losses or fees, a Fund has the right to redeem shares from your account. To meet the three-day deadline, you can wire payment, send a check through overnight mail, or call 800-877-9700 for information on how to make an electronic transfer through your bank. Please refer to "Additional Information on Telephone Transactions."

              By Exchanging Shares

              Call 800-877-9700 for instructions on how to invest by exchanging shares of another Neuberger&Berman Fund[Registered Trademark] for shares of a Fund. To buy Fund shares through an exchange, both fund accounts must be registered in the same name, address, and taxpayer ID number. The minimum for a first purchase of shares of a Fund by an exchange is $2,000 worth of shares of the other fund, and the minimum for an additional purchase is $1,000. For more details, see "Shareholder Services Exchange Privilege" and "Funds Eligible for Exchange."

              Other Information

              o You must pay for your shares in U.S. dollars by check or money order (drawn on a U.S. bank), by bank or federal funds wire transfer, or by electronic bank transfer; cash cannot be accepted.


              o Each Fund has the right to suspend the offering of its shares for a period of time. Each Fund also has the right to accept or reject a purchase order in its sole discretion, including certain purchase orders using the exchange privilege. See "Shareholder Services Exchange Privilege."

              o If you pay by check and your check does not clear, or if you order shares by telephone and fail to pay for them, your purchase will be canceled and you could be liable for any resulting losses or fees a Fund or its agents have incurred. To recover those losses or fees, a Fund has the right to bill you or to redeem shares from your account.

              o When you sign your application for a new Fund account, you will be certifying that your Social Security or other taxpayer ID number is correct and that you are not subject to backup withholding. If you violate certain federal income tax provisions, the Internal Revenue Service can require the Funds to withhold 31% of your taxable distributions and redemptions (other than redemptions from Neuberger&Berman Government Money Fund, Neuberger&Berman Cash Reserves, and Neuberger&Berman Municipal Money Fund).

              o You can also buy shares of the Funds indirectly through certain stockbrokers, banks, and other financial institutions, some of which may charge you a fee.

              o The Funds will not issue a certificate for your shares unless you write to State Street and request one. Most shareholders do not want a certificate, because you must present the certificate to sell or exchange the shares it represents. This means that you would be able to sell or exchange those shares only by mail, and not by telephone or facsimile transmission. If you lose your certificate, you will have to pay the expense of replacing it.

              o You can invest as little as $100 each month under an automatic investing plan. (See "Automatic Investing and Dollar Cost Averaging" on page 28.)

     HOW TO SELL SHARES

              You can sell (redeem) all or some of your shares at any time by mail, fax, or telephone, or by writing a check (for certain Funds only). However, if you have a certificate for your shares (including shares of a Fund's predecessor), you can redeem those shares only by sending the certificate by mail. You can also sell shares by exchanging them for shares of other Neuberger&Berman Funds[Registered Trademark]; see "Shareholder Services Exchange Privilege" for details.


              To sell shares held in a retirement account or by a trust, estate, guardian, or business organization, please call 800-877-9700 for instructions.


              Shares are sold at the next price calculated on a day the NYSE is open, after your sales order is received and accepted. Prices for shares of Neuberger&Berman Government Money Fund, Neuberger&Berman Cash Reserves, and Neuberger&Berman Municipal Money Fund are calculated as of noon Eastern time; prices for shares of all other Funds are usually calculated as of 4 p.m. Eastern time.


              Unless otherwise instructed, the Fund will mail a check for your sales proceeds, payable to the owner(s) shown on your account ("record owner"), to the address shown on your account ("record address"). You may designate in your Fund application a bank account to which, at your request, State Street will transfer your sales proceeds electronically (at no charge to you) or will wire your sales proceeds. State Street currently charges a fee of $8.00 for each wire. However, if you have one or more accounts in the Neuberger&Berman Funds[Registered Trademark] aggregating $200,000 or more in value, you will not be charged for wire redemptions; your $8.00 fee will be paid by N&B Management.

              If you purchased shares indirectly through certain stockbrokers, banks, or other financial institutions, you may sell those shares only through those organizations, some of which may charge you a fee.

              By Mail or Facsimile Transmission (Fax)

              Write a redemption request letter with your name and account number, the Fund's name, and the dollar amount or number of shares of the Fund you want to sell, together with any other instructions, and send it by mail to:

                      Neuberger&Berman Funds
                      Boston Service Center
                      P.O. Box 8403
                      Boston, MA 02266-8403

     or by overnight courier, U.S. Express Mail, or registered or certified mail to:

                      Neuberger&Berman Funds
                      c/o State Street Bank and Trust Company
                      2 Heritage Drive
                      North Quincy, MA 02171

     or by fax, to redeem up to $50,000 worth of shares, to 212-476-8848. If shares are issued in certificate form, they are not eligible to be redeemed by fax. Be sure to have all owners sign the request exactly as their names appear on the account and include the certificate for your shares if you have one. If you have changed the record address by telephone or fax, shares may not be redeemed by fax for 15 days after receipt of the address change. Please call 800-877-9700 to confirm receipt and acceptance of any order submitted by fax. Be sure to have all owners sign the request exactly as their names appear on the account and include the certificate for your shares if you have one.


              To protect you and the Fund against fraud, your signature on a redemption request must have a signature guarantee if (1) you want to sell more than $50,000 worth of shares, (2) you want the redemption check to be made out to someone other than the record owner, (3) you want the check to be mailed somewhere other than the record address, or (4) you want the proceeds to be wired or transferred electronically to a bank account not named in your application or in your prior written instruction with a signature guarantee. You can obtain a signature guarantee from most banks, stockbrokers and dealers, credit unions, and financial institutions, but not from a notary public. A redemption request that requires a signature guarantee should be sent by mail.


              For a redemption request sent by fax, limited to not more than $50,000, the redemption check may be made out only to the record owner and mailed to the record address or the proceeds wired or transferred electronically to a bank account named in your application or in a written instruction from the record owner with a signature guarantee.

              By Telephone

              To sell shares worth at least $500, call 800-877-9700, giving your name and account number, the name of the Fund, and the dollar amount or number of shares you want to sell.

              You can sell shares by telephone unless (1) you have declined this service either in your application or later by writing or by submitting an appropriate form to State Street, (2) you have a certificate for such shares, or (3) you want to sell shares from a retirement account. In addition, if you have changed the record address by telephone or fax, shares may not be redeemed by telephone for 15 days after receipt of the address change.

              Please refer to "Additional Information on Telephone
     Transactions."


              By Check

              For Neuberger&Berman Government Money Fund, Neuberger&Berman Cash Reserves, and Neuberger&Berman Municipal Money Fund only, you may sell shares by writing a check for at least $250 on your account. If you requested this service on your application, you will receive a supply of checks. You may write an unlimited number of checks, and there is no charge. Because the amount in your account varies daily, you cannot sell all your shares and close your account by writing a check.


              Other Information

              o Usually, redemption proceeds will be mailed on the next business day, but in any case within three business days. (Under unusual circumstances, the Funds may take longer, as permitted by law.) You may also call 800-877-9700 for information on how to receive electronic transfers through your bank.

              o Each Fund may delay paying for any redemption until it is reasonably satisfied that the check used to buy shares has cleared, which may take up to 15 days after the purchase date. So if you plan to sell shares shortly after buying them, you may want to pay for the purchase with a certified check or money order or by wire transfer.

              o Each Fund may suspend redemptions or postpone payments on days when the NYSE is closed (besides weekends and holidays), when trading on the NYSE is restricted, or as permitted by the SEC.

              o If you sell shares by writing a check on your account for an amount greater than the value of your shares, or if the check is for less than $250 or has an irregularity (such as no signature), your check will be returned to you and you may be charged $15 by redeeming shares with that value from your account. The check writing redemption service may be modified or terminated at any time, or other charges may be imposed on it.

              o If, because you sold shares, your account balance with any Fund falls below $2,000, the Fund has the right to close your account after giving you at least 60 days' written notice to reestablish the minimum balance. If you do not do so, the Fund may redeem your remaining shares at their price on the date of redemption and will send the redemption proceeds to you.


     ADDITIONAL INFORMATION ON TELEPHONE TRANSACTIONS

              A Fund at any time can limit the number of its shares you can buy by telephone or can stop accepting telephone orders. You can sell or exchange shares by telephone, unless (1) you have declined these services in your application or by written notice to N&B Management or State Street, with your signature guaranteed, or (2) you have a certificate for such shares. Each Fund or its agent follows reasonable procedures requiring you to provide a form of personal identification when you telephone, recording your telephone call, and sending you a written confirmation of each telephone transaction designed to confirm that telephone instructions are genuine. However, no Fund or its agent is responsible for the authenticity of telephone instructions or for any losses caused by fraudulent or unauthorized telephone instructions if the Fund or its agent reasonably believed that the instructions were genuine.

              If you are unable to reach N&B Management by telephone (which might be the case, for example, during periods of unusual market activity), consider sending your transaction instructions by fax, overnight courier, or U.S. Express Mail.

              You can buy, sell or exchange shares using an automated telephone service that is available 24 hours a day, every day, to investors using a touch-tone phone. Further information regarding this service, including use of a Personal Identification Number (PIN) and a menu of features, is available from N&B Management by calling 800-877-9700.


     INTERNET ACCESS

              N&B Management now maintains an Internet site on the World Wide Web at http://www.nbfunds.com. Fund prices and yields, informative articles and interactive worksheets, and the prospectuses of certain other Neuberger&Berman Funds can be accessed.

     SHAREHOLDER SERVICES

              Several other services are available to assist you in making and managing your investment in the Funds.

              Automatic Investing and Dollar Cost Averaging

              If you want to invest regularly, you may participate in a plan that lets you automatically buy shares each month in Neuberger&Berman Ultra Short Bond Fund, Neuberger&Berman Limited Maturity Bond Fund, Neuberger&Berman Municipal Securities Trust, or Neuberger&Berman New York Insured Intermediate Fund using dollar cost averaging. Under this plan, you buy a fixed dollar amount of shares in any of these Funds at pre-set intervals. You may pay for the shares by automatic transfers from your accounts in Neuberger&Berman Government Money Fund, Neuberger&Berman Cash Reserves, or Neuberger&Berman Municipal Money Fund or by pre-authorized checks or electronic transfers drawn on your bank account. You buy more shares when a Fund's share price is relatively low and fewer shares when a Fund's share price is relatively high. Thus, under this plan your average cost of shares would generally be lower than if you bought a fixed number of shares at the same intervals. To benefit from dollar cost averaging, you should be financially prepared to continue your participation for a long enough period to include times when Fund share prices are lower. Of course, the plan does not guarantee a profit and will not protect you against losses in a declining market. For further information, call 800-877-9700.

              Exchange Privilege

              To exchange your shares in a Fund for shares in another Neuberger&Berman Fund[Registered Trademark], call 800-877-9700 between 8 a.m. and 4 p.m., Eastern time, on any Monday through Friday (unless the NYSE is closed). See "Funds Eligible for Exchange." You may also effect an exchange by sending a letter to Neuberger&Berman Management Incorporated, 605 Third Avenue, 2nd Floor, New York, NY 10158-0180, Attention: [Name of Fund], or by faxing the letter to 212-476-8848, giving your name and account number, the name of the Fund, the dollar amount or number of shares you want to sell, and the name of the Neuberger&Berman Fund whose shares you want to buy. Please call 800-877-9700 to confirm receipt and acceptance of any order submitted by fax. If you have a certificate for your shares, you can exchange them only by mailing the certificate with your letter requesting the exchange. You can use the telephone exchange privilege unless (1) you have declined it in your application or by later writing to N&B Management or State Street, or (2) you have a certificate for such shares. An exchange must be for at least $1,000 worth of shares, and, if the exchange is your first purchase in another Neuberger&Berman Fund[Registered Trademark], it must be for at least the minimum initial investment amount for that fund. Shares are exchanged at the next price calculated on a day the NYSE is open, after your exchange order is received and accepted. Please note the following about the exchange privilege:

              o You can exchange shares only between accounts registered in the same name, address, and taxpayer ID number.

              o       An exchange order cannot be modified or canceled.


              o You can exchange only into a fund whose shares are eligible for sale in your state under applicable state securities laws.

              o       An exchange may have tax consequences for you.

              o Because excessive trading (including short-term "market timing" trading) can hurt a Fund's performance, each Fund may refuse any exchange orders (1) if they appear to be market-timing transactions involving significant portions of a Fund's assets or (2) from any shareholder account if the shareholder has been advised that previous use of the exchange privilege was considered excessive. Accounts under common ownership or control, including those with the same taxpayer ID number, will be considered one account for this purpose.

              o Each Fund may impose other restrictions on the exchange privilege, or modify or terminate the privilege, but will try to give you advance notice whenever it can reasonably do so.

              Please refer to "Additional Information on Telephone
     Transactions."


              Systematic Withdrawal Plans

              If you own shares of a Fund worth at least $5,000, you can open a Systematic Withdrawal Plan. Under such a plan, you arrange to withdraw a specific amount (at least $50) on a monthly, quarterly, semi-annual, or annual basis, or you can have your account completely paid out over a specified period of time. You can also arrange for periodic cash withdrawals from your Fund account to pay fees to your financial planner or investment adviser. Because the price of shares of each Fund (other than Neuberger&Berman Government Money Fund, Neuberger&Berman Cash Reserves, and Neuberger&Berman Municipal Money Fund) fluctuates, you may incur capital gains or losses when you redeem shares of the Funds through a Systematic Withdrawal Plan or by other methods. Call 800-877-9700 for more information.

              Retirement Plans

              Retirement plans permit you to defer paying taxes on investment income and capital gains. Contributions to these plans may also be tax-deductible. Please call 800-877-9700 for information on a variety of retirement plans, including individual retirement accounts, simplified employee pension plans, self-employed individual retirement plans (so-called "Keogh Plans"), corporate profit-sharing and money purchase pension plans, section 401(k) plans, and section 403(b)(7) accounts offered by N&B Management. The assets of these plans may be invested in any of the Funds, except Neuberger&Berman Municipal Money Fund, Neuberger&Berman Municipal Securities Trust, and Neuberger&Berman New York Insured Intermediate Fund.


              Electronic Bank Transfers

              You may designate, either in your application or later by writing or by submitting an appropriate form to State Street, a bank account through which State Street will electronically transfer monies to you or from you at pre-set intervals (such as under a Systematic Withdrawal Plan or automatic investing plan or for payment of cash distributions) or upon your request. Please include a voided check with your application. This service is not available for retirement accounts.


              State Street does not charge a fee for this service; however, you should contact your bank to ensure that it is able to process electronic transfers. Please call 800-877-9700 for more information. If you wish to terminate this service, you must call at least 10 days before the next scheduled electronic transfer.


     SHARE PRICES AND NET ASSET VALUE

              Each Fund's shares are bought or sold at a price that is the Fund's net asset value ("NAV") per share. The NAVs for each Fund and its corresponding Portfolio are calculated by subtracting liabilities from total assets (in the case of a Portfolio, the market value of the securities the Portfolio holds plus cash and other assets; in the case of a Fund, its percentage interest in its corresponding Portfolio, multiplied by the Portfolio's NAV, plus any other assets). Each Fund's per share NAV is calculated by dividing its NAV by the number of Fund shares outstanding and rounding the result to the nearest full cent.

              Neuberger&Berman Government Money Fund, Neuberger&Berman Cash Reserves, and Neuberger&Berman Municipal Money Fund try to maintain stable NAVs of $1.00 per share. Their corresponding Portfolios value their securities at their cost at the time of purchase and assume a constant amortization to maturity of any discount or premium. These Portfolios and their corresponding Funds calculate their NAVs as of noon Eastern time on each day the NYSE is open.

              Neuberger&Berman Ultra Short Bond and Neuberger&Berman Limited Maturity Bond Portfolios value their securities on the basis of bid quotations from independent pricing services or principal market makers, or, if quotations are not available, by a method that the trustees of Managers Trust believe accurately reflects fair value. The Portfolios periodically verify valuations provided by the pricing services. Short-term securities with remaining maturities of less than 60 days are valued at cost which, when combined with interest earned, approximates market value. These Portfolios and their corresponding Funds calculate their NAVs as of the close of regular trading on the NYSE, usually 4 p.m. Eastern time, on each day the NYSE is open.

              Neuberger&Berman Municipal Securities and Neuberger&Berman New York Insured Intermediate Portfolios use an independent pricing service to determine the market value of their portfolio securities and periodically verify the valuations. These Portfolios and their corresponding Funds calculate their NAVs as of the close of regular trading on the NYSE on each day the NYSE is open.


     DIVIDENDS, OTHER DISTRIBUTIONS, AND TAXES

              Each Fund distributes substantially all of its share of any net investment income (net of the Fund's expenses) and any net realized capital gains earned by its corresponding Portfolio. Income dividends are declared daily for each Fund at the time its NAV is calculated and are paid monthly, and net realized capital gains, if any, are normally distributed annually in December. Investors who are considering the purchase of Fund shares in December should take this into account because of the tax consequences of such distributions. Investors in the Money Market Funds (including Neuberger&Berman Municipal Money Fund) whose purchase orders are converted to "federal funds" by noon Eastern time on any given day will accrue income dividends beginning that day. For other Funds, income dividends will accrue beginning on the day after an investor's purchase order is converted to "federal funds."

              Distribution Options

              REINVESTMENT IN SHARES. All dividends and other distributions paid on shares of a Fund are automatically reinvested in additional shares of that Fund, unless you elect to receive them in cash. Dividends are reinvested at the Fund's per share NAV on the last business day of each month. Each other distribution is reinvested at the Fund's per share NAV, usually as of the date the distribution is payable. For retirement accounts, all distributions are automatically reinvested in shares; when you are at least 59-1/2 years old, you can receive distributions in cash without incurring a premature distribution penalty tax.

              DIVIDENDS IN CASH. You may elect to receive dividends in cash, with other distributions being reinvested in additional Fund shares, by checking that election box on your application.

              ALL DISTRIBUTIONS IN CASH. You may elect to receive all dividends and other distributions in cash, by checking that election box on your application.

              Checks for cash dividends and other distributions usually will be mailed no later than seven days after the payable date. However, if you purchased your shares with a check, distributions on those shares may not be paid in cash until the Fund is reasonably satisfied that your check has cleared, which may take up to 15 days after the purchase date. Cash dividends and other distributions may be paid through an electronic transfer to a bank account designated in your Fund application. Call 800-877-9700 for more information. You can change any distribution election by writing to State Street, the Funds' shareholder servicing agent.


              Taxes

              Each Fund intends to continue to qualify for treatment as a regulated investment company for federal income tax purposes so that it will be relieved of federal income tax on that part of its taxable income and realized gains that it distributes to its shareholders.

              Your investment has certain tax consequences, depending on the type of account and the type of Fund in which you invest. If you have a qualified retirement account, taxes are deferred.

              MONEY MARKET FUNDS (INCLUDING NEUBERGER&BERMAN MUNICIPAL MONEY
     FUND) AND BOND FUNDS: TAXES ON DISTRIBUTIONS. Distributions are subject to federal income tax and may also be subject to state and local income taxes. Your distributions are taxable when they are paid, whether in cash or by reinvestment in additional Fund shares, except that distributions declared in December to shareholders of record on a date in that month and paid in the following January are taxable as if they were paid on December 31 of the year in which the distributions were declared.

              For federal income tax purposes, income dividends and distributions of net short-term capital gain are taxed as ordinary income. Distributions of net capital gain (the excess of net long-term capital gain over net short-term capital loss), when designated as such, are generally taxed as long-term capital gain, no matter how long you have owned your shares. Distributions of net capital gain may include gains from the sale of portfolio securities that appreciated in value before you bought your shares. Each of Neuberger&Berman Cash Reserves Portfolio and Neuberger&Berman Limited Maturity Bond Portfolio may invest in municipal securities. Any distributions of income derived from these securities, however, are not tax-exempt, because neither Portfolio is permitted to invest the percentage of its assets in municipal securities that is required under federal tax law in order for its corresponding Fund to be eligible to distribute tax-free income.

              Substantially all dividends paid by Neuberger&Berman Government Money Fund generally are not expected to be subject to state and local income taxes; however, distributions of net realized capital gains are fully subject to those taxes. You should consult your tax adviser to determine the taxability of those dividends and other distributions in your state and locality.

              Every January, your Fund will send you a statement showing the amount of distributions paid to you in the previous year. Information accompanying your statement shows the portion of those distributions that generally are not taxable in certain states.

              MUNICIPAL FUNDS: TAXES ON DISTRIBUTIONS. Substantially all dividends paid by the Municipal Funds generally are expected to be exempt from federal income tax (and New York State and New York City personal income taxes in the case of Neuberger&Berman New York Insured Intermediate
     Fund), but may be subject to state or local taxes. Distributions of net realized capital gains generally are subject to all such taxes. Those distributions that are not tax-exempt are taxable when they are paid, whether in cash or by reinvestment in additional Fund shares, except that distributions declared in December to shareholders of record on a date in that month and paid in the following January are taxable as if they were paid on December 31 of the year in which the distributions were declared.


              Neuberger&Berman New York Insured Intermediate Portfolio, Neuberger&Berman Municipal Money Portfolio, and Neuberger&Berman Municipal Securities Portfolio each may invest up to 100% of its assets in private activity bonds. Distributions to you attributable to the interest on these bonds may be a tax preference item for purposes of calculating your federal alternative minimum taxable income.

              Every January, your Municipal Fund will send you a statement showing the amounts of tax-exempt and taxable distributions in the previous year, including the portion of any dividends paid to individuals that constitutes a tax preference item.

              If you buy shares of a Municipal Fund or a Bond Fund just before it deducts a distribution from its NAV, you will pay the full price for the shares and then receive a portion of the price back in the form of a taxable distribution.


              ALL FUNDS EXCEPT NEUBERGER&BERMAN GOVERNMENT MONEY FUND, NEUBERGER&BERMAN CASH RESERVES, AND NEUBERGER&BERMAN MUNICIPAL MONEY FUND:
     TAXES ON REDEMPTIONS. Capital gains realized on redemptions of Fund shares, including redemptions in connection with exchanges to other Neuberger&Berman Funds[Registered Trademark], are subject to tax. A capital gain or loss is the difference between the amount you paid for the shares (including the amount of any dividends and other distributions that were reinvested) and the amount you receive when you sell them.


              When you sell shares, you will receive a confirmation statement showing the number of shares you sold and the price. Every January, you will also receive a consolidated transaction statement for the previous year. Be sure to keep your statements; they will be useful to you and your tax preparer in determining the capital gains and losses from your redemptions.

              The foregoing is only a summary of some of the important tax considerations affecting each Fund and its shareholders. See the SAIs for additional tax information. There may be other federal, state, local, or foreign tax considerations applicable to a particular investor. Therefore, you should consult your tax adviser.


     MANAGEMENT AND ADMINISTRATION

              Trustees and Officers

              The trustees of the Trust and the trustees of Managers Trust, who are currently the same individuals, have oversight responsibility for the operations of each Fund and each Portfolio, respectively. The SAIs contain general background information about each trustee and officer of the Trust and of Managers Trust. The trustees and officers of the Trust and of Managers Trust who are officers and/or directors of N&B Management and/or principals of Neuberger&Berman serve without compensation from the Funds or the Portfolios. The trustees of the Trust and of Managers Trust, including a majority of those trustees who are not "interested persons" (as defined in the 1940 Act) of the Trust or of Managers Trust, have adopted written procedures reasonably appropriate to deal with potential conflicts of interest between the Trust and Managers Trust, including, if necessary, creating a separate board of trustees of Managers Trust.


              Investment Manager, Administrator, Distributor, and Sub-Adviser

              N&B Management serves as the investment manager of each Portfolio, as administrator of each Fund, and as distributor of the shares of each Fund. N&B Management and its predecessor firms have specialized in the management of no-load mutual funds since 1950. In addition to serving the seven Portfolios, N&B Management currently serves as investment manager of other mutual funds. Neuberger&Berman, which acts as sub-adviser for the Portfolios and other mutual funds managed by N&B Management, also serves as investment adviser of three other investment companies. The mutual funds managed by N&B Management and Neuberger&Berman had aggregate net assets of approximately $____ billion as of __________, 1996.


              As sub-adviser, Neuberger&Berman furnishes N&B Management with investment recommendations and research without added cost to the Portfolios. Neuberger&Berman is a member firm of the NYSE and other principal exchanges and may act as the Portfolios' principal broker to the extent that a broker is used in the purchase and sale of portfolio securities and the sale of covered call options. Neuberger&Berman and its affiliates, including N&B Management, manage securities accounts that had approximately $_____ billion of assets as of _____________, 1996. All of the voting stock of N&B Management is owned by individuals who are principals of Neuberger&Berman.


              Theodore P. Giuliano, the President and a Trustee of the Trust and of Managers Trust, is a principal of Neuberger&Berman and a director and Vice President of N&B Management. Mr. Giuliano is the Manager of the Fixed Income Group of Neuberger&Berman, which he helped to establish in

     1984. The Fixed Income Group manages fixed income accounts that had approximately $____ billion of assets as of ____________, 1996.


              The following members of the Fixed Income Group are, along with Theodore Giuliano, primarily responsible for the day-to-day management of the listed Portfolios:


              Neuberger&Berman Government Money, Cash Reserves, and Ultra Short Bond Portfolios Josephine P. Mahaney. Ms. Mahaney, who has been a Senior Portfolio Manager in the Fixed Income Group since 1984, and a Vice President of N&B Management since November 1994, has been primarily responsible, for Neuberger&Berman Government Money Portfolio and Neuberger&Berman Cash Reserves Portfolio since January 1993, and Neuberger&Berman Ultra Short Bond Portfolio since July 1993. She was an Assistant Vice President of N&B Management from 1986 to 1994.


              Neuberger&Berman Limited Maturity Bond Portfolio Thomas G. Wolfe. Mr. Wolfe has been primarily responsible for Neuberger&Berman Limited Maturity Bond Portfolio since October 1995. Mr. Wolfe has been a Senior Portfolio Manager in the Fixed Income Group since July 1993, Director of Fixed Income Credit Research since July 1993 and a Vice President of N&B Management since October 1995. From November 1987 to June 1993, he was Vice President in the Corporate Finance Department of Standard & Poor's.


              Neuberger&Berman Municipal Money, Municipal Securities and New York Insured Intermediate Portfolios Clara Del Villar. Ms. Del Villar, who has been a Senior Portfolio Manager in the Fixed Income Group since December 1991 and a Vice President of N&B Management since November 1994, has been primarily responsible for Neuberger&Berman Municipal Money Portfolio since August 1993, Neuberger&Berman Municipal Securities Trust since December 1991, and Neuberger&Berman New York Insured Intermediate Portfolio since October 1994. From April 1991 to December 1991 she worked for a charitable organization; from January 1990 to April 1991 she was a consultant for a commodities trading adviser.


              The principals and employees of Neuberger&Berman and officers and employees of N&B Management, together with their families, have invested over $100 million of their own money in Neuberger&Berman Funds[Registered Trademark].


              To mitigate the possibility that a Portfolio will be adversely affected by employees' personal trading, the Trust, Managers Trust, N&B Management, and Neuberger&Berman have adopted policies that restrict securities trading in the personal accounts of the portfolio managers and others who normally come into possession of information on portfolio transactions.

              Expenses

              N&B Management provides investment management services to each Portfolio that include, among other things, making and implementing investment decisions and providing facilities and personnel necessary to operate the Portfolio. N&B Management provides administrative services to each Fund that include furnishing similar facilities and personnel for the Fund and performing certain shareholder, shareholder-related and other services. For such administrative services, each Fund pays N&B Management a fee at the annual rate of 0.27% of that Fund's average daily net assets. With a Fund's consent, N&B Management may subcontract to third parties some of its responsibilities to that Fund under the administration agreement. In addition, a Fund may compensate such third parties for accounting and other services. For investment management services, each Portfolio pays N&B Management a fee at the annual rate of 0.25% of the first $500 million of that Portfolio's average daily net assets, 0.225% of the next $500 million, 0.20% of the next $500 million, 0.175% of the next $500 million, and 0.15% of average daily net assets in excess of $2 billion. During its 1996 fiscal year, each Fund accrued administration fees, and a pro rata portion of the corresponding Portfolio's management fees, of ______% of the Fund's average daily net assets.





              Each Fund bears all expenses of its operations other than those borne by N&B Management as administrator of the Fund and as distributor of its shares. Each Portfolio bears all expenses of its operations other than those borne by N&B Management as investment manager of the Portfolio. These expenses include, but are not limited to, for the Funds and Portfolios, legal and accounting fees and compensation for trustees who are not affiliated with N&B Management; for the Funds, transfer agent fees and the cost of printing and sending reports and proxy materials to shareholders; and for the Portfolios, custodial fees for securities.


              See "Expense Information Annual Fund Operating Expenses" for information about how these fees and expenses may affect the value of your investment.

              N&B Management has voluntarily undertaken to reimburse Cash Reserves, Ultra Short, Limited Maturity, Municipal Securities, and New York Insured Intermediate for each Fund's Operating Expenses (including its administration fees) and that Fund's pro rata share of its corresponding Portfolio's Operating Expenses (including its management fees) that exceed, in the aggregate, 0.65% per annum (0.70% for Limited Maturity) of the Fund's average daily net assets. N&B Management may terminate this undertaking to any Fund by giving at least 60 days' prior written notice to the Fund. The effect of reimbursement by N&B Management is to reduce a Fund's expenses and thereby increase its total return.

              For the fiscal year ended October 31, 1996, each Fund bore total operating expenses as a percentage of its average daily net assets (after taking into consideration N&B Management's expense reimbursements) as follows:


     Neuberger&Berman Government Money Fund                      ___%
     Neuberger&Berman Cash Reserves                              ___%
     Neuberger&Berman Ultra Short Bond Fund                      ___%
     Neuberger&Berman Limited Maturity Bond Fund                 ___%
     Neuberger&Berman Municipal Money Fund                       ___%
     Neuberger&Berman Municipal Securities Trust                 ___%
     Neuberger&Berman New York Insured Intermediate Fund         ___%


              Transfer and Shareholder Servicing Arrangements

              The Funds' transfer and shareholder servicing agent is State Street. State Street administers purchases, redemptions, and transfers of Fund shares and the payment of dividends and other distributions through its Boston Service Center, P.O. Box 8403, Boston, MA 02266-8403.


     DESCRIPTION OF INVESTMENTS

              In addition to the securities referred to in "Investment Programs" herein, each Portfolio (except as noted) may make the following investments, among others, individually or in combination, although it may not necessarily buy all of the types of securities or use all of the investment techniques that are described. For additional information on the following investments or other types of investments which the Portfolios may make, see the SAIs.

              Certain investment techniques, such as futures and options, securities loans, and repurchase agreements, may produce taxable income and capital gains or losses if used by the Municipal Portfolios.

              U.S. GOVERNMENT AND AGENCY SECURITIES (ALL PORTFOLIOS). U.S. Government Securities are obligations of the U.S. Treasury backed by the full faith and credit of the United States. U.S. Government Agency Securities are issued or guaranteed by U.S. Government agencies, or by instrumentalities of the U.S. Government, such as the Government National Mortgage Association ("GNMA"), Federal National Mortgage Association ("FNMA"), Federal Home Loan Mortgage Corporation ("FHLMC"), Student Loan Marketing Association, and Tennessee Valley Authority. Some U.S. Government Agency Securities are supported by the full faith and credit of the United States, while others may be supported by the issuer's ability to borrow from the U.S. Treasury, subject to the Treasury's discretion in certain cases, or only by the credit of the issuer. U.S. Government Agency Securities include U.S. Government mortgage-backed securities. The market prices of U.S. Government Securities are not guaranteed by the Government and generally fluctuate inversely with changing interest rates.

              VARIABLE AND FLOATING RATE SECURITIES (ALL PORTFOLIOS EXCEPT NEUBERGER&BERMAN GOVERNMENT MONEY PORTFOLIO). Variable and floating rate securities have interest rate adjustment formulas that may help to stabilize their market value. Many of these instruments carry a demand feature which permits a Portfolio to sell them during a determined time period at par value plus accrued interest. The demand feature is often backed by a credit instrument, such as a letter of credit, or by a creditworthy insurer. A Portfolio may rely on the credit instrument or the creditworthiness of the insurer in purchasing a variable or floating rate security. For purposes of determining its dollar-weighted average maturity, each Portfolio calculates the remaining maturity of variable and floating rate instruments as provided in Rule 2a-7 under the 1940 Act.

              REPURCHASE AGREEMENTS/SECURITIES LOANS (ALL PORTFOLIOS EXCEPT NEUBERGER&BERMAN GOVERNMENT MONEY PORTFOLIO). In a repurchase agreement, a Portfolio buys a security from a Federal Reserve member bank or a securities dealer and simultaneously agrees to sell it back at a higher price, at a specified date, usually less than a week later. The underlying securities must fall within the Portfolio's investment policies and limitations (but not limitations as to maturity or duration). The Portfolios also may lend portfolio securities to banks, brokerage firms or institutional investors to earn income. Costs, delays, or losses could result if the selling party to a repurchase agreement or the borrower of portfolio securities becomes bankrupt or otherwise defaults. N&B Management monitors the creditworthiness of sellers and borrowers.

              ILLIQUID SECURITIES (ALL PORTFOLIOS EXCEPT NEUBERGER&BERMAN GOVERNMENT MONEY PORTFOLIO). Each Portfolio may invest up to 10% of its net assets in illiquid securities, which are securities that cannot be expected to be sold within seven days at approximately the price at which they are valued. Due to the absence of an active trading market, a Portfolio may experience difficulty in valuing or disposing of illiquid securities. N&B Management determines the liquidity of the Portfolios' securities, under general supervision of the trustees of Managers Trust.




              RESTRICTED SECURITIES AND RULE 144A SECURITIES (ALL PORTFOLIOS EXCEPT NEUBERGER&BERMAN GOVERNMENT MONEY PORTFOLIO). Each Portfolio may invest in restricted securities and Rule 144A securities. Restricted securities cannot be sold to the public without registration under the Securities Act of 1933 ("1933 Act"). Unless registered for sale, these securities can be sold only in privately negotiated transactions or pursuant to an exemption from registration. Rule 144A securities, although not registered, may be resold to qualified institutional buyers in accordance with Rule 144A under the 1933 Act. Unregistered securities may also be sold abroad pursuant to Regulation S under the 1933 Act. Foreign Securities that are freely tradeable in their principal market are not considered restricted securities even if they are not registered for sale in the United States. Restricted securities are generally considered illiquid. N&B Management, acting pursuant to guidelines established by the trustees of Managers Trust, may determine that some restricted or Rule 144A securities are liquid.


              REVERSE REPURCHASE AGREEMENTS (ALL PORTFOLIOS EXCEPT NEUBERGER&BERMAN GOVERNMENT MONEY PORTFOLIO) AND DOLLAR ROLLS (NEUBERGER&BERMAN ULTRA SHORT BOND AND NEUBERGER&BERMAN LIMITED MATURITY BOND PORTFOLIOS). In a reverse repurchase agreement, a Portfolio sells securities to a bank or securities dealer and simultaneously agrees to repurchase the same securities at a higher price on a specific date. During the period before the repurchase, the Portfolio continues to receive principal and interest payments on the securities. A Portfolio will maintain a segregated account consisting of cash or appropriate liquid securities to cover its obligations under reverse repurchase agreements. Dollar rolls are similar to reverse repurchase agreements. In a dollar roll, a Portfolio sells securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type and coupon) securities on a specified future date from the same party. During the period before the repurchase, the Portfolio forgoes principal and interest payments on the securities. The Portfolio is compensated by the difference between the current sales price and the forward price for the future purchase (often referred to as the "drop"), as well as by the interest earned on the cash proceeds of the initial sale. Reverse repurchase agreements and dollar rolls may increase fluctuations in a Portfolio's and its corresponding Fund's NAVs and may be viewed as a form of leverage. N&B Management monitors the creditworthiness of parties to reverse repurchase agreements and dollar rolls.


              WHEN-ISSUED TRANSACTIONS (ALL PORTFOLIOS EXCEPT NEUBERGER&BERMAN GOVERNMENT MONEY AND NEUBERGER&BERMAN CASH RESERVES PORTFOLIOS). In a when-issued transaction, a Portfolio commits to purchase securities at a future date (generally within three months) in order to secure an advantageous price and yield at the time of the commitment and pays for the securities when they are delivered. If the seller fails to complete the sale, a Portfolio may lose the opportunity to obtain a favorable price and yield. When-issued securities may decline or increase in value during the period from the Portfolio's investment commitment to the settlement of the purchase, which may magnify fluctuation in a Portfolio's and its corresponding Fund's NAVs. None of the Municipal Portfolios may invest more than 10% of its total assets in when-issued securities.


              MORTGAGE-BACKED SECURITIES (NEUBERGER&BERMAN CASH RESERVES, NEUBERGER&BERMAN ULTRA SHORT BOND AND NEUBERGER&BERMAN LIMITED MATURITY BOND PORTFOLIOS). Mortgage-backed securities represent interests in, or are secured by and payable from, pools of mortgage loans, including collateralized mortgage obligations. These securities include U.S. Government mortgage-backed securities, which are issued or guaranteed by a U.S. Government agency or instrumentality (though not necessarily backed by the full faith and credit of the United States), such as GNMA, FNMA, and FHLMC certificates. Other mortgage-backed securities are issued by private issuers, generally originators of and investors in mortgage loans. These issuers include savings associations, mortgage bankers, commercial banks, investment bankers, and special purpose entities. Private mortgage-backed securities may be supported by U.S. Government mortgage-backed securities or some form of non-governmental credit enhancement. Mortgage-backed securities may have either fixed or adjustable interest rates. Tax or regulatory changes may adversely affect the mortgage securities market. In addition, changes in the market's perception of the issuer may affect the value of mortgage-backed securities. The rate of return on mortgage-backed securities may be affected by prepayments of principal on the underlying loans, which generally increase as market interest rates decline; as a result, when interest rates decline, holders of these securities normally do not benefit from appreciation in market value to the same extent as holders of other non-callable debt securities. N&B Management determines the effective life of mortgage-backed securities based on industry practice and current market conditions. If N&B Management's determination is not borne out in practice, it could positively or negatively affect the value of the Portfolio when market interest rates change. Increasing market interest rates generally extend the effective maturities of mortgage-backed securities, increasing their sensitivity to interest rate changes.


              ASSET-BACKED SECURITIES (NEUBERGER&BERMAN CASH RESERVES, NEUBERGER&BERMAN ULTRA SHORT BOND, NEUBERGER&BERMAN LIMITED MATURITY BOND, AND NEUBERGER&BERMAN NEW YORK INSURED INTERMEDIATE PORTFOLIOS). Asset-backed securities represent interests in, or are secured by and payable from, pools of assets, such as consumer loans, CARSSM ("Certificates for Automobile ReceivablesSM"), credit card receivables securities, and installment loan contracts. Although these securities may be supported by letters of credit or other credit enhancements, payment of interest and principal ultimately depends upon individuals paying the underlying loans, which may be affected adversely by general downturns in the economy. The risk that recovery on repossessed collateral might be unavailable or inadequate to support payments on asset-backed securities is greater than in the case of mortgage-backed securities.

              Neuberger&Berman New York Insured Intermediate Portfolio may purchase units of beneficial interest in pools of purchase contracts, financing leases, and sales agreements entered into by municipalities. These municipal obligations may be created when a municipality enters into an installment purchase contract or lease with a vendor and may be secured by the assets purchased or leased by the municipality. However, except in very limited circumstances, there will be no recourse against the vendor if the municipality stops making payments. Pools may also hold other types of investments. The market for tax-exempt asset-backed securities is still relatively new. Certain of these obligations are likely to involve unscheduled prepayments of principal. In purchasing such securities, the Portfolio typically relies on an opinion from the issuer's counsel that interest on the asset-backed securities is exempt from income taxes.

              FOREIGN INVESTMENTS (NEUBERGER&BERMAN CASH RESERVES, NEUBERGER&BERMAN ULTRA SHORT BOND AND NEUBERGER&BERMAN LIMITED MATURITY

     BOND PORTFOLIOS). The Portfolios may invest in U.S. dollar-denominated foreign securities. Foreign securities may be affected by potentially adverse local, political, economic, social or diplomatic developments in foreign countries, the investment significance of which may be difficult to discern. Foreign companies may not be subject to accounting standards or governmental supervision comparable to U.S. companies, and there may be less public information about their operations. In addition, foreign markets may be less liquid or more volatile than U.S. markets and may offer less protection to investors. It may be difficult to invoke legal process or to enforce contractual obligations abroad. Neuberger&Berman Limited Maturity Bond Portfolio may also invest in foreign securities denominated in or indexed to foreign currencies. Such securities may be affected by special risks, such as governmental regulation of foreign exchange transactions and the fluctuation of foreign currencies relative to the U.S. dollar, which could result in losses irrespective of the performance of the underlying investment. In addition, Neuberger&Berman Limited Maturity Bond Portfolio may enter into forward foreign currency contracts or futures contracts (agreements to exchange one currency for another at a specified price at a future date) and related options to manage currency risks and to facilitate transactions in foreign securities. Although these contracts can protect the Portfolio from adverse exchange rate changes, they involve a risk of loss if N&B Management fails to predict foreign currency values correctly; see the discussion of Hedging Instruments, below.


     PUT AND CALL OPTIONS, FUTURES CONTRACTS, AND OPTIONS ON FUTURES CONTRACTS (NEUBERGER&BERMAN ULTRA SHORT BOND, NEUBERGER&BERMAN LIMITED MATURITY BOND, NEUBERGER&BERMAN MUNICIPAL SECURITIES AND NEUBERGER&BERMAN NEW YORK INSURED INTERMEDIATE PORTFOLIOS). Each Portfolio may try to reduce the risk of securities price changes (hedge) or manage portfolio duration by
     (1) entering into interest-rate futures contracts traded on futures exchanges and (2) purchasing and writing options on futures contracts. Neuberger&Berman Limited Maturity Bond Portfolio also may write covered call options and purchase put options on debt securities in its portfolio or on foreign currencies for hedging purposes or for the purpose of producing income. Neuberger&Berman New York Insured Intermediate Portfolio also may purchase and sell call options and put options on debt securities in its portfolio for hedging purposes or for the purpose of producing income. Neuberger&Berman Limited Maturity Bond Portfolio and Neuberger&Berman New York Insured Intermediate Portfolio each will write a call option on a security or currency only if it holds that security or currency or has the right to obtain the security or currency at no additional cost. These investment practices involve certain risks, including price volatility and a high degree of leverage. The Portfolios may engage in transactions in futures contracts and related options only as permitted by regulations of the Commodity Futures Trading Commission.



              The primary risks in using put and call options, futures contracts, options on futures contracts, forward foreign currency contracts or options on foreign currencies ("Hedging Instruments") are (1) imperfect correlation or no correlation between changes in market value of the securities or currencies held by a Portfolio and the prices of Hedging Instruments; (2) possible lack of a liquid secondary market for Hedging Instruments and the resulting inability to close out Hedging Instruments when desired; (3) the fact that use of Hedging Instruments is a highly specialized activity that involves skills, techniques, and risks (including price volatility and a high degree of leverage) different from those needed to select a Portfolio's securities; and (4) the fact that, although use of these instruments for hedging purposes can reduce the risk of loss, they also can reduce the opportunity for gain, or even result in losses, by offsetting favorable price movements in hedged investments. When a Portfolio uses Hedging Instruments, the Portfolio will place cash or appropriate liquid securities in a segregated account, or will "cover" its position, to the extent required by SEC staff policy. Another risk of Hedging Instruments is the possible inability of a Portfolio to purchase or sell a security at a time that would otherwise be favorable for it to do so, or the possible need for a Portfolio to sell a security at a disadvantageous time, due to its need to maintain cover or to segregate securities in connection with its use of these instruments. Futures, options, and forward contracts are considered "derivatives." Losses that may arise from certain futures transactions are potentially unlimited.


              MUNICIPAL OBLIGATIONS (NEUBERGER&BERMAN MUNICIPAL MONEY, NEUBERGER&BERMAN MUNICIPAL SECURITIES, NEUBERGER&BERMAN NEW YORK INSURED INTERMEDIATE, NEUBERGER&BERMAN CASH RESERVES AND NEUBERGER&BERMAN LIMITED MATURITY BOND PORTFOLIOS). Municipal obligations are issued by or on behalf of states, the District of Columbia, and U.S. territories and possessions and their political subdivisions, agencies, and instrumentalities. The interest on municipal obligations is generally exempt from federal income tax. Municipal obligations include "general obligation" securities, which are backed by the full taxing power of a municipality, and "revenue" securities, which are backed by the income from a specific project, facility, or tax. Municipal obligations also include industrial development and other private activity bonds the interest on which may be a tax-preference item for purposes of the federal alternative minimum tax which are issued by or on behalf of public authorities and are not backed by the credit of any governmental or public authority. "Anticipation notes" are issued by municipalities in expectation of future proceeds from the issuance of bonds, or from taxes or other revenues, and are payable from those bond proceeds, taxes, or revenues. Municipal obligations also include tax-exempt commercial paper, which is issued by municipalities to help finance short-term capital or operating requirements. Current efforts to restructure the federal budget and the relationship between the federal government and state and local governments may adversely impact the financing of some issuers of municipal securities. Some states and localities are experiencing substantial deficits and may find it difficult for political or economic reasons to increase taxes. Efforts are underway that may result in a restructuring of the federal income tax system. These developments could reduce the value of all municipal securities, or the securities of particular issuers.

              ZERO COUPON SECURITIES (ALL PORTFOLIOS). Zero coupon securities do not pay interest currently; instead, they are sold at a deep discount from their face value and are redeemed at face value when they mature. Because zero coupon securities do not pay current income, their prices can be very volatile when interest rates change. In calculating their daily income, the Portfolios accrue a portion of the difference between a zero coupon security's purchase price and its face value.

              SWAP AGREEMENTS (NEUBERGER&BERMAN MUNICIPAL SECURITIES AND NEUBERGER&BERMAN NEW YORK INSURED INTERMEDIATE PORTFOLIOS). To help enhance the value of their investments or manage their exposure to different types of investments, the Portfolios may enter into interest rate, currency, and mortgage swap agreements and may purchase and sell interest-rate "caps," "floors," and "collars."


              In a typical interest rate swap agreement, one party agrees to make regular payments equal to a floating interest rate on a specified amount (the "notional principal amount") in return for payments equal to a fixed interest rate on the same amount for a specified period. If a swap agreement provides for payment in different currencies, the parties may agree to exchange the principal amount. Mortgage swap agreements are similar to interest rate swap agreements, except the notional principal amount is tied to a reference pool of mortgages.

              In a cap or floor, one party agrees, usually in return for a fee, to make payments under particular circumstances. For example, the purchaser of an interest rate cap has the right to receive payments to the extent a specified interest rate exceeds an agreed level; the purchaser of an interest rate floor has the right to receive payments to the extent a specified interest rate falls below an agreed level. A collar entitles the purchaser to receive payments to the extent a specified interest rate falls outside an agreed range.

              Swap agreements, including caps and floors, may involve leverage and may be highly volatile; depending on how they are used, they may have a considerable impact on a Portfolio's performance. The risks of swap agreements depend upon the other party's creditworthiness and ability to perform, as well as a Portfolio's ability to terminate its swap agreements or reduce its exposure through offsetting transactions. Swap agreements may be illiquid. The swap market is relatively new and is largely unregulated. Swap agreements are considered "derivatives."

              RESIDUAL INTEREST BONDS (NEUBERGER&BERMAN MUNICIPAL SECURITIES AND NEUBERGER&BERMAN NEW YORK INSURED INTERMEDIATE PORTFOLIOS). The Portfolios may purchase one component of a municipal security that is structured in two parts: a variable rate security and a residual interest bond. The interest rate for the variable rate security is determined by an index or an auction process held approximately every 35 days, while the residual interest bond holder receives the balance of the income less an auction fee. These instruments are also known as inverse floaters because the income received on the residual interest bond is inversely related to the market rates. The market prices of residual interest bonds are highly sensitive to changes in market rates and may decrease significantly when market rates increase.

              MUNICIPAL LEASE OBLIGATIONS (NEUBERGER&BERMAN MUNICIPAL SECURITIES AND NEUBERGER&BERMAN NEW YORK INSURED INTERMEDIATE PORTFOLIOS). These obligations are issued by a state or local government or authority to acquire land and a wide variety of equipment and facilities. The obligations typically are not fully backed by the municipality's credit. If funds are not appropriated for the following year's lease payments, the lease may terminate, with the possibility of default on the lease obligations and significant loss to the Portfolio. The Portfolios may also purchase certificates of participation in municipal lease obligations or installment sales contracts, which entitle the holder to a proportionate interest in lease-purchase payments made.

              RESOURCE RECOVERY BONDS (NEUBERGER&BERMAN MUNICIPAL MONEY, NEUBERGER&BERMAN MUNICIPAL SECURITIES AND NEUBERGER&BERMAN NEW YORK INSURED INTERMEDIATE PORTFOLIOS). Resource recovery bonds are a type of revenue bond issued to build facilities such as solid waste incinerators or waste-to-energy plants. Typically, a private corporation will be involved on a temporary basis during the construction of the facility, and the revenue stream will be secured by fees or rents paid by municipalities for use of the facilities. The credit and quality of resource recovery bonds may be affected by the viability of the project itself, tax incentives for the project, and changing environmental regulations or interpretations thereof.

              TENDER OPTION BONDS (NEUBERGER&BERMAN MUNICIPAL SECURITIES AND NEUBERGER&BERMAN NEW YORK INSURED INTERMEDIATE PORTFOLIOS). Tender option bonds are created by coupling an intermediate-term or long-term, fixed rate tax-exempt bond with a tender agreement that gives the holder the option to tender the bond at its face value. A sponsor, such as a bank, broker-dealer or other financial institution, in return for providing the tender option, receives periodic fees equal to the difference between the bond's fixed coupon rate and the rate that would cause the bond, with the tender option, to trade at par value. A sponsor may terminate the tender option if, for example, the issuer of the bond defaults on interest payments or the bond's rating falls below investment grade. The tax treatment of tender option bonds is unclear, and the Portfolios will not invest in any such bonds unless N&B Management has assurances that the interest thereon will be tax-exempt.


     USE OF JOINT PROSPECTUS AND STATEMENTS OF ADDITIONAL INFORMATION

              Each Fund and its corresponding Portfolio acknowledges that it is solely responsible for all information or lack of information about that Fund and Portfolio in this Prospectus or in the SAIs, and no other Fund or Portfolio is responsible therefor. The trustees of the Trust and of Managers Trust have considered this factor in approving each Fund's use of a single combined Prospectus and combined SAIs.

                                  OTHER INFORMATION


     DIRECTORY

     Investment Manager, Administrator,
     and Distributor
     Neuberger&Berman Management Incorporated
     605 Third Avenue, 2nd Floor
     New York, NY 10158-0180
     800-877-9700
     Institutional Services 800-366-6264


     Sub-Adviser
     Neuberger&Berman, LLC
     605 Third Avenue
     New York, NY 10158-3698


     Custodian and Shareholder
     Servicing Agent
     State Street Bank and Trust Company
     225 Franklin Street
     Boston, MA 02110


     Address correspondence to:
     Neuberger&Berman Funds
     Boston Service Center
     P.O. Box 8403
     Boston, MA 02266-8403
     800-225-1596


     Legal Counsel
     Kirkpatrick & Lockhart LLP
     1800 Massachusetts Avenue, NW, 2nd Floor
     Washington, DC 20036-1800


     FUNDS ELIGIBLE FOR EXCHANGE
     Equity Funds
     Neuberger&Berman Focus Fund
     Neuberger&Berman Genesis Fund
     Neuberger&Berman Guardian Fund
     Neuberger&Berman International Fund
     Neuberger&Berman Manhattan Fund
     Neuberger&Berman Partners Fund
     Neuberger&Berman Socially Responsive Fund

     Money Market Funds
     Neuberger&Berman Government Money Fund
     Neuberger&Berman Cash Reserves


     Bond Funds
     Neuberger&Berman Ultra Short Bond Fund
     Neuberger&Berman Limited Maturity Bond Fund


     Municipal Funds
     Neuberger&Berman Municipal Money Fund
     Neuberger&Berman Municipal Securities Trust
     Neuberger&Berman New York Insured
       Intermediate Fund (available to residents of New York and Florida only)




     Neuberger&Berman, Neuberger&Berman Management Inc., and the above-named Funds are registered trademarks or service marks of Neuberger&Berman Management Inc.

     [COPYRIGHT]1996 Neuberger&Berman Management Inc.


     This wrapper is not part of the prospectus.

     [logo] PRINTED ON RECYCLED PAPER WITH
              SOY BASED INKS  NBIP00010395

     _________________________________________________________________
                   NEUBERGER & BERMAN INCOME FUNDS AND PORTFOLIOS

                         STATEMENT OF ADDITIONAL INFORMATION

                                DATED FEBRUARY 3, 1997

              Neuberger & Berman                Neuberger & Berman
              Government Money Fund             Ultra Short Bond Fund
              (and Neuberger & Berman           (and Neuberger & Berman
              Government Money                  Ultra Short Bond Portfolio)
              Portfolio)

              Neuberger & Berman                Neuberger & Berman
              Cash Reserves                     Limited Maturity Bond Fund
              (and Neuberger & Berman           (and Neuberger & Berman
              Cash Reserves Portfolio)          Limited Maturity Bond
                                                   Portfolio)

                                No-Load Mutual Funds
                 605 Third Avenue, 2nd Floor, New York, NY 10158-0180
                                Toll-Free 800-877-9700
     _________________________________________________________________

                      Neuberger & Berman Government Money Fund (y"Government Money"), Neuberger & Berman Cash Reserves ("Cash Reserves"), Neuberger & Berman Ultra Short Bond Fund ("Ultra Short"), and Neuberger & Berman Limited Maturity Bond Fund ("Limited Maturity") (each a "Fund") are no-load mutual funds that offer shares pursuant to a Prospectus dated February 3, 1997. The above-named Funds invest all of their net investable assets in Neuberger & Berman Government Money Portfolio, Neuberger & Berman Cash Reserves Portfolio, Neuberger & Berman Ultra Short Bond Portfolio, and Neuberger & Berman Limited Maturity Bond Portfolio (each a "Portfolio"), respectively.


                      The Funds' Prospectus, which is also the prospectus for certain municipal funds administered by Neuberger & Berman Management Incorporated ("N&B Management"), provides basic information that an investor should know before investing. A copy of the Prospectus may be obtained, without charge, from N&B Management, 605 Third Avenue, 2nd Floor, New York, NY 10158-0180 or by calling 800-877-9700.

                      This Statement of Additional Information ("SAI") is not a prospectus and should be read in conjunction with the Prospectus.

                      No person has been authorized to give any information or to make any representations not contained in the Prospectus or in this SAI in connection with the offering made by the Prospectus, and, if given or made, such information or representations must not be relied upon as having been authorized by a Fund or its distributor. The Prospectus and this SAI do not constitute an offering by a Fund or its distributor in any jurisdiction in which such offering may not lawfully be made.

                                  TABLE OF CONTENTS
                                  -----------------

     INVESTMENT INFORMATION  . . . . . . . . . . . . . . . . . . . . . . .     1
              Investment Policies and Limitations  . . . . . . . . . . . .     1
              Rating Agencies  . . . . . . . . . . . . . . . . . . . . . .     7
              Theodore P. Giuliano and Josephine P. Mahaney:  Portfolio
                      Co-Managers of Neuberger & Berman Ultra Short
                      Bond Portfolio . . . . . . . . . . . . . . . . . . .     7
              Theodore P. Giuliano and Thomas G. Wolfe:  Portfolio
                      Co-Managers of Neuberger & Berman Limited Maturity
                      Bond Portfolio . . . . . . . . . . . . . . . . . . .     8
              Additional Investment Information  . . . . . . . . . . . . .     9
              Risks of Fixed Income Securities . . . . . . . . . . . . . .    28

     PERFORMANCE INFORMATION . . . . . . . . . . . . . . . . . . . . . . .    29
              Yield Calculations . . . . . . . . . . . . . . . . . . . . .    29
              Tax Equivalent Yield - State and Local Taxes . . . . . . . .    30
              Total Return Computations  . . . . . . . . . . . . . . . . .    31
              Comparative Information  . . . . . . . . . . . . . . . . . .    32
              Other Performance Information  . . . . . . . . . . . . . . .    33

     CERTAIN RISK CONSIDERATIONS . . . . . . . . . . . . . . . . . . . . .    35

     TRUSTEES AND OFFICERS . . . . . . . . . . . . . . . . . . . . . . . .    35

     INVESTMENT MANAGEMENT AND ADMINISTRATION SERVICES . . . . . . . . . .    41
              Investment Manager and Administrator . . . . . . . . . . . .    41
              Sub-Adviser  . . . . . . . . . . . . . . . . . . . . . . . .    44
              Investment Companies Managed . . . . . . . . . . . . . . . .    45
              Management and Control of N&B Management . . . . . . . . . .    47

     DISTRIBUTION ARRANGEMENTS . . . . . . . . . . . . . . . . . . . . . .    48

     ADDITIONAL PURCHASE INFORMATION . . . . . . . . . . . . . . . . . . .    49
              Automatic Investing and Dollar Cost Averaging  . . . . . . .    49

     ADDITIONAL EXCHANGE INFORMATION . . . . . . . . . . . . . . . . . . .    49

     ADDITIONAL REDEMPTION INFORMATION . . . . . . . . . . . . . . . . . .    53
              Suspension of Redemptions  . . . . . . . . . . . . . . . . .    53
              Redemptions in Kind  . . . . . . . . . . . . . . . . . . . .    53

     DIVIDENDS AND OTHER DISTRIBUTIONS . . . . . . . . . . . . . . . . . .    53

     ADDITIONAL TAX INFORMATION  . . . . . . . . . . . . . . . . . . . . .    54
              Taxation of the Funds  . . . . . . . . . . . . . . . . . . .    54
              Taxation of the Portfolios . . . . . . . . . . . . . . . . .    55
              Taxation of the Funds' Shareholders  . . . . . . . . . . . .    58

     VALUATION OF PORTFOLIO SECURITIES . . . . . . . . . . . . . . . . . .    59

     PORTFOLIO TRANSACTIONS  . . . . . . . . . . . . . . . . . . . . . . .    59

              Portfolio Turnover . . . . . . . . . . . . . . . . . . . . .    61

     REPORTS TO SHAREHOLDERS . . . . . . . . . . . . . . . . . . . . . . .    61

     CUSTODIAN AND TRANSFER AGENT  . . . . . . . . . . . . . . . . . . . .    61

     INDEPENDENT AUDITORS  . . . . . . . . . . . . . . . . . . . . . . . .    61

     LEGAL COUNSEL . . . . . . . . . . . . . . . . . . . . . . . . . . . .    61

     CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES . . . . . . . . .    61

     REGISTRATION STATEMENT  . . . . . . . . . . . . . . . . . . . . . . .    62

     FINANCIAL STATEMENTS  . . . . . . . . . . . . . . . . . . . . . . . .    63

     Appendix A  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    64
              RATINGS OF SECURITIES  . . . . . . . . . . . . . . . . . . .    64

     Appendix B  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    67
              THE ART OF INVESTMENT: A CONVERSATION WITH ROY NEUBERGER . .    67

                                INVESTMENT INFORMATION

                      Each Fund is a separate operating series of Neuberger & Berman Income Funds ("Trust"), a Delaware business trust that is regis-tered with the Securities and Exchange Commission ("SEC") as an open-end management investment company. Each Fund seeks its investment objective by investing all of its net investable assets in a Portfolio of Income Managers Trust ("Managers Trust") that has an investment objective iden-tical to, and a name similar to, that of the Fund. Each Portfolio, in turn, invests in securities in accordance with an investment objective, policies, and limitations identical to those of its corresponding Fund. (The Trust and Managers Trust, which is an open-end management investment company managed by N&B Management, are together referred to below as the "Trusts.")


                      The following information supplements the discussion in the Prospectus of the investment objective, policies, and limitations of each Fund and Portfolio. The investment objective and, unless otherwise specified, the investment policies and limitations of each Fund and Portfolio are not fundamental. Although any investment policy or limitation that is not fundamental may be changed by the trustees of the Trust ("Fund Trustees") or of Managers Trust ("Portfolio Trustees") without shareholder approval, each Fund intends to notify its shareholders before changing its investment objective or implementing any material change in any non-fundamental policy or limitation. The fundamental investment policies and limitations of a Fund or a Portfolio may not be changed without the approval of the lesser of (1) 67% of the total units of beneficial interest ("shares") of the Fund or Portfolio represented at a meeting at which more than 50% of the outstanding Fund or Portfolio shares are represented or (2) a majority of the outstanding shares of the Fund or Portfolio. These percentages are required by the Investment Company Act of 1940 ("1940 Act") and are referred to in this SAI as a "1940 Act majority vote." Whenever a Fund is called upon to vote on a change in a fundamental investment policy or limitation of its corresponding Portfolio, the Fund casts its votes thereon in proportion to the votes of its shareholders at a meeting thereof called for that purpose.

     Investment Policies and Limitations

                      Each Fund has the following fundamental investment policy, to enable it to invest in its corresponding Portfolio:

              Notwithstanding any other investment policy of the Fund, the Fund may invest all of its investable assets (cash, securities, and receivables relating to securities) in an open-end management investment company having substantially the same investment objective, policies, and limitations as the Fund.


                      All other fundamental investment policies and limitations and the non-fundamental investment policies and limitations of each Fund are identical to those of its corresponding Portfolio. Therefore, although the following discusses the investment policies and limitations of the Portfolios, it applies equally to their corresponding Funds.


                      For purposes of the investment limitation on concentra-tion in a particular industry, N&B Management determines the "issuer" of a municipal obligation that is not a general obligation note or bond based on the obligation's characteristics. The most significant of these characteristics is the source of funds for the payment of principal and interest on the obligation. If an obligation is backed by an irrevocable letter of credit or other guarantee, without which the obligation would not qualify for purchase under Neuberger & Berman Limited Maturity Bond Portfolio's or Neuberger & Berman Cash Reserves Portfolio's quality restrictions, the issuer of the letter of credit or the guarantee is considered an issuer of the obligation. If an obligation meets a Portfolio's quality restrictions without credit support, the Portfolio treats the commercial developer or the industrial user, rather than the governmental entity or the guarantor, as the only issuer of the obligation, even if the obligation is backed by a letter of credit or other guarantee.

                      Except for the limitation on borrowing and the limitation on ownership of portfolio securities by officers and trustees, any investment policy or limitation that involves a maximum percentage of securities or assets will not be considered to be violated unless the percentage limitation is exceeded immediately after, and because of, a transaction by a Portfolio.

                      The fundamental investment policies and limitations of Neuberger & Berman Government Money Portfolio are as follows:

                      1. Borrowing. The Portfolio may not borrow money, except from banks for temporary or emergency purposes and not for lever-aging or investment, in an amount not exceeding 33-1/3% of the value of its total assets (including the amount borrowed) less liabilities (other than borrowings). If at any time borrowings exceed 33-1/3% of the value of the Portfolio's total assets, it will reduce its borrowings within three days (excluding Sundays and holidays) to the extent necessary to comply with the 33-1/3% limitation.

                      2. Commodities and Real Estate. The Portfolio may not purchase or sell commodities, commodity contracts, foreign exchange, or real estate, including interests in real estate investment trusts and real estate mortgage loans, except securities issued by the Government National Mortgage Association.

                      3. Lending. The Portfolio may not make loans. The acquisition of a portion of an issue of publicly distributed bonds, debentures, notes, and other securities as permitted by Managers Trust's Declaration of Trust shall not be deemed to be the making of loans.

                      4. Senior Securities. The Portfolio may not issue senior securities, except as permitted under the 1940 Act.

                      5. Underwriting. The Portfolio may not underwrite securities of other issuers, except to the extent that the Portfolio, in disposing of portfolio securities, may be deemed to be an underwriter within the meaning of the Securities Act of 1933 ("1933 Act").

                      6. Short Sales and Puts, Calls, Straddles, or Spreads. The Portfolio may not effect short sales of securities or write or purchase any puts, calls, straddles, spreads, or any combination thereof.

                      The non-fundamental investment policies and limitations of Neuberger & Berman Government Money Portfolio are as follows:

                      1. Investments in Other Investment Companies. The Portfolio may not purchase securities of other investment companies, except to the extent permitted by the 1940 Act and in the open market at no more than customary brokerage commission rates. This limitation does not apply to securities received or acquired as dividends, through offers of exchange, or as a result of a reorganization, consolidation, or merger.

                      2. Borrowing. The Portfolio may not purchase securities if outstanding borrowings exceed 5% of its total assets.

                      3. Margin Transactions. The Portfolio may not purchase securities on margin from brokers or other lenders, except that the Portfolio may obtain such short-term credits as are necessary for the clearance of securities transactions.

                      4. Industry Concentration. The Portfolio may not purchase any security if, as a result, 25% or more of its total assets (taken at current value) would be invested in the securities of issuers having their principal business activities in the same industry. This limitation does not apply to (i) purchases of securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities ("U.S. Government and Agency Securities") or (ii) investments in certifi-cates of deposit ("CDs") or banker's acceptances issued by domestic branches of U.S. banks.

                      The fundamental investment policies and limitations of Neuberger & Berman Cash Reserves Portfolio, Neuberger & Berman Ultra Short Bond Portfolio, and Neuberger & Berman Limited Maturity Bond Portfolio are as follows:

                      1. Borrowing. No Portfolio may borrow money, except that a Portfolio may (i) borrow money from banks for temporary or emergency purposes and not for leveraging or investment, and (ii) enter into reverse repurchase agreements; provided that (i) and (ii) in combination do not exceed 33-1/3% of the value of its total assets (including the amount borrowed) less liabilities (other than borrowings). If at any time borrowings exceed 33-1/3% of the value of a Portfolio's total assets, that Portfolio will reduce its borrowings within three days (excluding Sundays and holidays) to the extent necessary to comply with the 33-1/3% limitation.

                      2. Commodities. Neuberger & Berman Ultra Short Bond and Neuberger & Berman Limited Maturity Bond Portfolios may not purchase physical commodities or contracts thereon, unless acquired as a result of the ownership of securities or instruments, but this restriction shall not prohibit a Portfolio from purchasing futures contracts or options (including options on futures contracts, but excluding options or futures contracts on physical commodities) or from investing in securities of any kind. Neuberger & Berman Cash Reserves Portfolio may not purchase commodities or contracts thereon, but this restriction shall not prohibit the Portfolio from purchasing the securities of issuers that own interests in any of the foregoing.

                      3. Diversification. No Portfolio may, with respect to 75% of the value of its total assets, purchase the securities of any issuer (other than U.S. Government and Agency Securities) if, as a result,
     (i) more than 5% of the value of the Portfolio's total assets would be invested in the securities of that issuer or (ii) the Portfolio would hold more than 10% of the outstanding voting securities of that issuer.


                      4. Industry Concentration. No Portfolio may purchase any security if, as a result, 25% or more of its total assets (taken at current value) would be invested in the securities of issuers having their principal business activities in the same industry. This limitation does not apply to (i) purchases of U.S. Government and Agency Securities, or (ii) investments by Neuberger & Berman Cash Reserves Portfolio or Neuberger & Berman Ultra Short Bond Portfolio in CDs or banker's acceptances issued by domestic branches of U.S. banks. Mortgage- and asset-backed securities are considered to be a single industry.

                      5. Lending. No Portfolio may lend any security or make any other loan if, as a result, more than 33-1/3% of its total assets (taken at current value) would be lent to other parties, except, in accordance with its investment objective, policies, and limitations, (i) through the purchase of a portion of an issue of debt securities or (ii) by engaging in repurchase agreements.

                      6. Real Estate. No Portfolio may purchase real estate unless acquired as a result of the ownership of securities or instruments, but this restriction shall not prohibit a Portfolio from purchasing securities issued by entities or investment vehicles that own or deal in real estate or interests therein, or instruments secured by real estate or interests therein.

                      7. Senior Securities. No Portfolio may issue senior securities, except as permitted under the 1940 Act.

                      8. Underwriting. No Portfolio may underwrite securities of other issuers, except to the extent that a Portfolio, in disposing of portfolio securities, may be deemed to be an underwriter within the meaning of the 1933 Act.

                      The non-fundamental investment policies and limitations of Neuberger & Berman Cash Reserves Portfolio, Neuberger & Berman Ultra Short Bond Portfolio, and Neuberger & Berman Limited Maturity Bond Portfolio are as follows:


                      1. Investments in Any One Issuer. Neuberger & Berman Cash Reserves Portfolio and Neuberger & Berman Ultra Short Bond Portfolio may not purchase the securities of any one issuer (other than U.S. Government and Agency Securities) if, as a result, more than 5% of the Portfolio's total assets would be invested in the securities of that issuer.

                      2. Illiquid Securities. No Portfolio may purchase any security if, as a result, more than 10% of its net assets would be invested in illiquid securities. Illiquid securities include securities that cannot be sold within seven days in the ordinary course of business for approximately the amount at which the Portfolio has valued the securities, such as repurchase agreements maturing in more than seven days.


                      3. Unseasoned Issuers. No Portfolio may purchase the securities of any issuer (other than securities issued or guaranteed by domestic or foreign governments or political subdivisions thereof) if, as a result, more than 5% of the Portfolio's total assets would be invested in the securities of business enterprises that, including predecessors, have a record of less than three years of continuous operation. For purposes of this limitation, pass-through entities and other special purpose vehicles or pools of financial assets are not considered to be business enterprises.

                      4. Ownership of Portfolio Securities by Officers and Trustees. No Portfolio may purchase or retain the securities of any issuer if, to the knowledge of N&B Management, those officers and trustees of Managers Trust and officers and directors of N&B Management who each owns individually more than 1/2 of 1% of the outstanding securities of such issuer, together own more than 5% of such securities.

                      5. Investments in Other Investment Companies. No Portfolio may purchase securities of other investment companies, except to the extent permitted by the 1940 Act and in the open market at no more than customary brokerage commission rates. This limitation does not apply to securities received or acquired as dividends, through offers of exchange, or as a result of a reorganization, consolidation, or merger.

                      6. Oil and Gas Programs. No Portfolio may invest in participations or other direct interests in oil, gas, or other mineral exploration or development programs or leases.

                      7. Borrowing. No Portfolio may purchase securities if outstanding borrowings, including any reverse repurchase agreements, exceed 5% of its total assets.

                      8. Lending. Except for the purchase of debt securities and engaging in repurchase agreements, no Portfolio may make any loans other than securities loans.

                      9. Margin Transactions. No Portfolio may purchase securities on margin from brokers or other lenders, except that a Portfolio may obtain such short-term credits as are necessary for the clearance of securities transactions. For Neuberger & Berman Ultra Short Bond Portfolio and Neuberger & Berman Limited Maturity Bond Portfolio, margin payments in connection with transactions in futures contracts and options on futures contracts shall not constitute the purchase of securities on margin and shall not be deemed to violate the foregoing limitation.

                      10. Short Sales. No Portfolio may sell securities short, unless it owns, or has the right to obtain without payment of addi-tional consideration, securities equivalent in kind and amount to the securities sold. For Neuberger & Berman Ultra Short Bond Portfolio and Neuberger & Berman Limited Maturity Bond Portfolio, transactions in forward contracts, futures contracts and options shall not constitute selling securities short.


                      11. Puts, Calls, Straddles, or Spreads. No Portfolio may invest in puts, calls, straddles, spreads, or any combination thereof, except that each Portfolio may (i) purchase securities with rights to put the securities to the seller in accordance with its investment program and
     (ii) purchase call options and write (sell) put options to close out options previously written by the Portfolio, and Neuberger & Berman
     Limited Maturity Bond Portfolio may write covered call options and purchase put options. The Portfolios do not construe the foregoing limitation to preclude them from purchasing or selling options on futures contracts or from purchasing securities with rights to put the security to the issuer or a guarantor.


                      12. Real Estate Limited Partnerships. No Portfolio may invest in partnership or similar interests in real estate limited partnerships.

     Rating Agencies

                      As discussed in the Prospectus, the Portfolios may purchase securities rated by Standard & Poor's ("S&P"), Moody's Investors Service, Inc. ("Moody's"), or any other nationally recognized statistical rating organization ("NRSRO"). The ratings of an NRSRO represent its opinion as to the quality of securities it undertakes to rate. Ratings are not absolute standards of quality; consequently, securities with the same maturity, duration, coupon, and rating may have different yields. Although the Portfolios may rely on the ratings of any NRSRO, the Portfolios primarily refer to ratings assigned by S&P and Moody's, which are described in Appendix A to this SAI.

     Theodore P. Giuliano and Josephine P. Mahaney: Portfolio Co-Managers of Neuberger & Berman Ultra Short Bond Portfolio



                      Investors are accustomed to thinking of yield or interest rate figures as the same as total return on their investment, because savings accounts, conventional money market funds, and CDs always return the stated yield. But bond funds are different -- bonds not only pay interest, they also fluctuate in value. For example, a decline in prevailing levels of interest rates generally increases the value of debt securities in a bond fund's portfolio, while an increase in rates usually reduces the value of those securities. As a result, interest rate fluctuations will affect a bond fund's net asset value (and total return) but not necessarily the income received by the fund from its portfolio securities. Both the yield and risk to principal usually increase as the duration of the bond increases.

                      So looking at yield alone carries high risk because the highest yielding bonds historically tend to be the ones with the longest durations. The risk to principal in these bonds can be nearly as great as the risk in stocks and may not produce the same reward.





                      Ultra Short is appropriate for investors who seek current income with minimal risk to principal and liquidity.


     Theodore P. Giuliano and Thomas G. Wolfe: Portfolio Co-Managers of Neuberger & Berman Limited Maturity Bond Portfolio


                      Limited Maturity is intended for investors who seek the highest current income with less volatility and risk than that of a longer-term bond fund. The Fund's corresponding Portfolio provides active fixed income portfolio management through investments in securities with an average portfolio duration of no longer than four years. Studies of historical bond returns have shown that risk-adjusted total returns were best in bonds having durations of two to five years. The bonds in this duration range have provided significantly higher returns than shorter-term securities and nearly the same return as longer-term fixed income securities with far less volatility. The portfolio managers attempt to increase the Portfolio's value by actively managing duration in response to interest rate trends and fundamental economic developments. They seek to protect principal by shortening duration when interest rates are rising and enhance returns by lengthening duration in a falling interest rate market.

                      Limited Maturity also enhances return and limits risk by following a broadly diversified investment program across the various sectors of the fixed income market. Over long periods of time, corporate, mortgage- and asset-backed bonds have provided higher returns than Treasury securities. Relying on extensive internal research, the portfolio managers attempt to increase the value of the Portfolio by purchasing securities at significant yield premiums to Treasury bonds. Neuberger & Berman uses sector weightings, which are based on an analysis of the key factors that it believes will impact the relative value and risk for each sector. These factors include the economic cycle, credit quality trends and supply/demand analysis for each security type. Within the sectors found attractive, individual bonds are rigorously analyzed for credit, cash flow and liquidity risk. Those that appear to offer attractive risk reward ratios are purchased. While overall portfolio quality is high, Neuberger & Berman believes that, by careful evaluation of credit risk, the Portfolio benefits from the inclusion of lower-rated bonds with only moderate incremental increase in risk.

     Additional Investment Information

                      Some or all of the Portfolios, as indicated below, may make the following investments, among others, although they may not buy all of the types of securities or use all of the investment techniques that are described.


                      Repurchase Agreements (All Portfolios except Neuberger & Berman Government Money Portfolio). Repurchase agreements are agreements under which a Portfolio purchases securities from a bank that is a member of the Federal Reserve System or from a securities dealer that agrees to repurchase the securities from the Portfolio at a higher price on a designated future date. Repurchase agreements generally are for a short period of time, usually less than a week. Repurchase agreements with a maturity of more than seven days are considered to be illiquid securities. No Portfolio may enter into such a repurchase agreement if, as a result, more than 10% of the value of its net assets would then be invested in such repurchase agreements and other illiquid securities. A Portfolio may enter into a repurchase agreement only if (1) the underlying securities are of the type (excluding maturity and duration limitations) that the Portfolio's investment policies and limitations would allow it to purchase directly, (2) the market value of the underlying securities, including accrued interest, at all times equals or exceeds the repurchase price, and
     (3) payment for the underlying securities is made only upon satisfactory evidence that the securities are being held for the Portfolio's account by its custodian or a bank acting as the Portfolio's agent.


                      Securities Loans (All Portfolios except Neuberger & Berman Government Money Portfolio). In order to realize income, each of these Portfolios may lend portfolio securities with a value not exceeding 33-1/3% of its total assets to banks, brokerage firms, or institutional investors judged creditworthy by N&B Management. Borrowers are required continuously to secure their obligations to return securities on loan from the Portfolio by depositing collateral in a form determined to be satisfactory by the Portfolio Trustees. The collateral, which must be marked to market daily, must be equal to at least 100% of the market value of the loaned securities, which will also be marked to market daily. N&B Management believes the risk of loss on these transactions is slight because, if a borrower were to default for any reason, the collateral should satisfy the obligation. However, as with other extensions of secured credit, loans of portfolio securities involve some risk of loss of rights in the collateral should the borrower fail financially.


                      Restricted Securities and Rule 144A Securities (All Portfolios except Neuberger & Berman Government Money Portfolio). The Portfolios may invest in restricted securities, which are securities that may not be sold to the public without an effective registration statement under the 1933 Act. Before they are registered, such securities may be sold only in a privately negotiated transaction or pursuant to an exemption from registration. In recognition of the increased size and liquidity of the institutional market for unregistered securities and the importance of institutional investors in the formation of capital, the SEC has adopted Rule 144A under the 1933 Act. Rule 144A is designed further to facilitate efficient trading among institutional investors by permitting the sale of certain unregistered securities to qualified institutional buyers. To the extent privately placed securities held by a Portfolio qualify under Rule 144A and an institutional market develops for those securities, the Portfolio likely will be able to dispose of the securities without registering them under the 1933 Act. To the extent that institutional buyers become, for a time, uninterested in purchasing these securities, investing in Rule 144A securities could increase the level of a Portfolio's illiquidity. N&B Management, acting under guide-lines established by the Portfolio Trustees, may determine that certain securities qualified for trading under Rule 144A are liquid. Foreign securities that are freely tradeable in their principal market are not considered to be restricted. Regulation S under the 1933 Act permits the sale abroad of securities that are not registered for sale in the United States.


                      Where registration is required, a Portfolio may be obligated to pay all or part of the registration expenses, and a considerable period may elapse between the decision to sell and the time the Portfolio may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Portfolio might obtain a less favorable price than prevailed when it decided to sell. To the extent restricted securities, including Rule 144A securities, are illiquid, purchases thereof will be subject to each Portfolio's 10% limit on investments in illiquid securities. Restricted securities for which no market exists are priced by a method that the Portfolio Trustees believe accurately reflects fair value.

                      Commercial Paper (All Portfolios except Neuberger & Berman Government Money Portfolio). Commercial paper is a short-term debt security issued by a corporation, bank, municipality, or other issuer, usually for purposes such as financing current operations.

     Each Portfolio may invest in commercial paper that cannot be resold to the public without an effective registration statement under the 1933 Act. While restricted commercial paper normally is deemed illiquid, N&B Management may in certain cases determine that such paper is liquid, pursuant to guidelines established by the Portfolio Trustees.

                      Reverse Repurchase Agreements (All Portfolios except Neuberger & Berman Government Money Portfolio). In a reverse repurchase agreement, a Portfolio sells portfolio securities subject to its agreement to repurchase the securities at a later date for a fixed price reflecting a market rate of interest; these agreements are considered borrowings for purposes of the Portfolios' investment policies and limitations concerning borrowings. While a reverse repurchase agreement is outstanding, a Portfolio will maintain with its custodian in a segregated account cash, U.S. Government or Agency Securities, or other liquid, high-grade debt securities, marked to market daily, in an amount at least equal to the Portfolio's obligations under the agreement. There is a risk that the contra-party to a reverse repurchase agreement will be unable or unwilling to complete the transaction as scheduled, which may result in losses to the Portfolio.

                      Banking and Savings Institution Securities (All Portfo-lios except Neuberger & Berman Government Money Portfolio). The Port-folios may invest in banking and savings institution obligations, which include CDs, time deposits, bankers' acceptances, and other short-term debt obligations issued by commercial banks and savings institutions. CDs are receipts for funds deposited for a specified period of time at a specified rate of return; time deposits generally are similar to CDs, but are uncertificated. Bankers' acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international commercial transactions. The CDs, time deposits, and bankers' acceptances in which the Portfolios invest typically are not covered by deposit insurance.


                      A Portfolio may invest in securities issued by a commercial bank or savings institution only if (1) the bank or institution has total assets of at least $1,000,000,000, (2) the bank or institution is on N&B Management's approved list, (3) in the case of a U.S. bank or institution, its deposits are insured by the Federal Deposit Insurance Corporation, and (4) in the case of a foreign bank or institution, the securities are, in N&B Management's opinion, of an investment quality comparable with other debt securities that may be purchased by the Port-folio. These limitations do not prohibit investments in securities issued by foreign branches of U.S. banks that meet the foregoing requirements. These Portfolios do not currently intend to invest in any security issued by a foreign savings institution.

                      Variable or Floating Rate Securities; Demand and Put Features (All Portfolios except Neuberger & Berman Government Money Portfolio). Variable rate securities provide for automatic adjustment of the interest rate at fixed intervals (e.g., daily, monthly, or semi-annually); floating rate securities provide for automatic adjustment of the interest rate whenever a specified interest rate or index changes.
     The interest rate on variable and floating rate securities (collectively, "Adjustable Rate Securities") ordinarily is determined by reference to a particular bank's prime rate, the 90-day U.S. Treasury Bill rate, the rate of return on commercial paper or bank CDs, an index of short-term tax-exempt rates or some other objective measure.


                      The Adjustable Rate Securities in which the Portfolios invest frequently permit the holder to demand payment of the obligations' principal and accrued interest at any time or at specified intervals not exceeding one year. The demand feature usually is backed by a credit instrument (e.g., a bank letter of credit) from a creditworthy issuer and sometimes by insurance from a creditworthy insurer. Without these credit enhancements, some Adjustable Rate Securities might not meet the Portfolios' quality standards. Accordingly, in purchasing these securities, each Portfolio relies primarily on the creditworthiness of the credit instrument issuer or the insurer. A Portfolio may not invest more than 5% of its total assets in securities backed by credit instruments from any one issuer or by insurance from any one insurer (excluding securities that do not rely on the credit instrument or insurance for their rating, i.e., stand on their own credit).


                      A Portfolio can also buy fixed rate securities accompa-nied by a demand feature or by a put option, which permits the Portfolio to sell the security to the issuer or third party at a specified price. A Portfolio may rely on the creditworthiness of issuers of the credit enhancements in purchasing these securities.


                      In calculating its maturity and duration, each Portfolio is permitted to treat certain Adjustable Rate Securities as maturing on a date prior to the date on which the final repayment of principal must unconditionally be made. In applying such maturity shortening devices, N&B Management considers whether the interest rate reset is expected to cause the security to trade at approximately its par value.


                      Mortgage-Backed Securities (All Portfolios except Neuberger & Berman Government Money Portfolio). Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, pools of mortgage loans. They may be issued or guaranteed by a U.S. Government agency or instrumentality (such as the Government National Mortgage Association ("GNMA"), Federal National Mortgage Association ("FNMA"), and Federal Home Loan Mortgage Corporation

     ("FHLMC")), though not necessarily backed by the full faith and credit of the United States, or may be issued by private issuers.


                      Because many mortgages are repaid early, the actual maturity and duration of mortgage-backed securities are typically shorter than their stated final maturity and their duration calculated solely on the basis of the stated life and payment schedule. In calculating its maturity and duration, a Portfolio may apply certain industry conventions regarding the maturity and duration of mortgage-backed instruments. Different analysts use different models and assumptions in making these determinations. The Portfolios use an approach that N&B Management believes is reasonable in light of all relevant circumstances.


                      Mortgage-backed securities may be issued in the form of collateralized mortgage obligations ("CMOs") or mortgage-backed bonds. CMOs are obligations that are fully collateralized, directly or indirectly, by a pool of mortgages; payments of principal and interest on the mortgages are passed through to the holders of the CMOs, although not necessarily on a pro rata basis, on the same schedule as they are received. Mortgage-backed bonds are general obligations of the issuer that are fully collateralized, directly or indirectly, by a pool of mortgages. The mortgages serve as collateral for the issuer's payment obligations on the bonds, but interest and principal payments on the mortgages are not passed through either directly (as with mortgage-backed "pass-through" securities issued or guaranteed by U.S. Government agencies or instrumentalities) or on a modified basis (as with CMOs). Accordingly, a change in the rate of prepayments on the pool of mortgages could change the effective maturity or the duration of a CMO but not that of a mortgage-backed bond (although, like many bonds, mortgage-backed bonds may be callable by the issuer prior to maturity). To the extent that rising interest rates cause prepayments to occur at a slower than expected rate, a CMO could be converted into a longer-term security that is subject to greater risk of price volatility.


                      Governmental, government-related, and private entities (such as commercial banks, savings institutions, private mortgage insurance companies, mortgage bankers, and other secondary market issuers, including securities broker-dealers and special purpose entities that generally are affiliates of the foregoing established to issue such secu-rities) may create mortgage loan pools to back mortgage pass-through and mortgage-collateralized investments. Such issuers may be the originators and/or servicers of the underlying mortgage loans, as well as the guarantors of the mortgage-backed securities. Pools created by non-governmental issuers generally offer a higher rate of interest than governmental and government-related pools because of the absence of direct or indirect government or agency guarantees. Various forms of insurance or guarantees, including individual loan, title, pool, and hazard insurance and letters of credit, may support timely payment of interest and principal of non-governmental pools. Governmental entities, private insurers, and mortgage poolers issue these forms of insurance and guarantees. N&B Management considers such insurance and guarantees, as well as the creditworthiness of the issuers thereof, in determining whether a mortgage-backed security meets a Portfolio's investment quality standards. There can be no assurance that private insurers or guarantors can meet their obligations under insurance policies or guarantee arrangements.


                      A Portfolio may buy mortgage-backed securities without insurance or guarantees, if N&B Management determines that the securities meet the Portfolio's quality standards. A Portfolio may not purchase mortgage-backed securities that, in N&B Management's opinion, are illiquid if, as a result, more than 10% of the Portfolio's net assets would be invested in illiquid securities. N&B Management will, consistent with the Portfolios' investment objective, policies and limitations and quality standards, consider making investments in new types of mortgage-backed securities as such securities are developed and offered to investors.





                      Asset-Backed Securities (All Portfolios except
     Neuberger & Berman Government Money Portfolio). The Portfolios may purchase asset-backed securities, including commercial paper. Asset-backed securities represent direct or indirect participations in, or are secured by and payable from, pools of assets such as motor vehicle installment sales contracts, installment loan contracts, leases of various types of real and personal property, and receivables from revolving credit (credit card) agreements. These assets are securitized through the use of trusts and special purpose corporations. Credit enhancements, such as various forms of cash collateral accounts or letters of credit, may support payments of principal and interest on asset-backed securities. Asset-backed securities are subject to the same risk of prepayment described with respect to mortgage-backed securities. The risk that recovery on repossessed collateral might be unavailable or inadequate to support payments, however, is greater for asset-backed securities than for mortgage-backed securities.


                      Certificates for Automobile Receivables[SERVICEMARK] ("CARS[SERVICEMARK]") represent undivided fractional interests in a trust whose assets consist of a pool of motor vehicle retail installment sales contracts and security interests in the vehicles securing those contracts. Payments of principal and interest on the underlying contracts are passed through monthly to certificate holders and are guaranteed up to specified amounts by a letter of credit issued by a financial institution unaffiliated with the trustee or originator of the trust. Underlying installment sales contracts are subject to prepayment, which may reduce the overall return to certificate holders. Certificate holders also may experience delays in payment or losses on CARS[SERVICEMARK] if the trust does not realize the full amounts due on underlying installment sales contracts because of unanticipated legal or administrative costs of enforcing the contracts; depreciation, damage, or loss of the vehicles securing the contracts; or other factors.


                      Credit card receivable securities are backed by receiv-ables from revolving credit card agreements ("Accounts"). Credit balances on Accounts are generally paid down more rapidly than are automobile contracts. Most of the credit card receivable securities issued publicly to date have been pass-through certificates. In order to lengthen their maturity or duration, most such securities provide for a fixed period during which only interest payments on the underlying Accounts are passed through to the security holder; principal payments received on the Accounts are used to fund the transfer of additional credit card charges made on the Accounts to the pool of assets supporting the securities. Usually, the initial fixed period may be shortened if specified events occur which signal a potential deterioration in the quality of the assets backing the security, such as the imposition of a cap on interest rates. An issuer's ability to extend the life of an issue of credit card receivable securities thus depends on the continued generation of principal amounts in the underlying Accounts and the non-occurrence of the specified events. The non-deductibility of consumer interest, as well as competitive and general economic factors, could adversely affect the rate at which new receivables are created in an Account and conveyed to an issuer, thereby shortening the expected weighted average life of the related security and reducing its yield. An acceleration in cardholders' payment rates or any other event that shortens the period during which additional credit card charges on an Account may be transferred to the pool of assets supporting the related security could have a similar effect on its weighted average life and yield.


                      Credit cardholders are entitled to the protection of state and federal consumer credit laws. Many of those laws give a holder the right to set off certain amounts against balances owed on the credit card, thereby reducing amounts paid on Accounts. In addition, unlike the collateral for most other asset-backed securities, Accounts are unsecured obligations of the cardholder.


                      U.S. Dollar-Denominated Foreign Debt Securities (All Portfolios except Neuberger & Berman Government Money Portfolio). The Portfolios may invest in U.S. dollar-denominated debt securities of foreign issuers (including banks, governments and quasi-governmental organizations) and foreign branches of U.S. banks, including negotiable CDs, bankers' acceptances, and commercial paper. These investments are subject to each Portfolio's quality, maturity, and duration standards. While investments in foreign securities are intended to reduce risk by providing further diversification, such investments involve sovereign and other risks, in addition to the credit and market risks normally associated with domestic securities. These additional risks include the possibility of adverse political and economic developments (including political instability) and the potentially adverse effects of unavailabil-ity of public information regarding issuers, less governmental supervision and regulation of financial markets, reduced liquidity of certain finan-cial markets, and the lack of uniform accounting, auditing, and financial reporting standards or the application of standards that are different or less stringent than those applied in the United States.


                      Foreign Currency Denominated Foreign Securities (Neuberger & Berman Limited Maturity Bond Portfolio). The Portfolio may invest in debt or other income-producing securities (of issuers in countries whose governments are considered stable by N&B Management) that are denominated in or indexed to foreign currencies, including (1) CDs, commercial paper, fixed time deposits, and bankers' acceptances issued by foreign banks, (2) obligations of other corporations, and (3) obligations of foreign governments or their subdivisions, agencies, and instrumentali-ties, international agencies, and supranational entities. Investing in foreign currency denominated securities includes the special risks asso-ciated with investing in non-U.S. issuers described in the preceding section and the additional risks of (1) adverse changes in foreign exchange rates, (2) nationalization, expropriation, or confiscatory taxa-tion, and (3) adverse changes in investment or exchange control regulations (which could prevent cash from being brought back to the United States). Additionally, dividends and interest payable on foreign securities may be subject to foreign taxes, including taxes withheld from those payments.

                      Foreign securities often trade with less frequency and in less volume than domestic securities and therefore may exhibit greater price volatility. Additional costs associated with an investment in foreign securities may include higher custodial fees than apply to domestic custody arrangements, and transaction costs of foreign currency conversions.




                      Foreign markets also have different clearance and settlement procedures, and, in certain markets, there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Such delays in settlement could result in temporary periods when a portion of the assets of the Portfolio are uninvested and no return is earned thereon. The inability of the Portfolio to make intended security purchases due to settlement problems could cause the Portfolio to miss attractive investment opportunities. Inability to dispose of portfolio securities due to settlement problems could result in losses to the Portfolio due to subsequent declines in value of the portfolio securities or, if the Portfolio has entered into a contract to sell the securities, could result in possible liability to the purchaser.


                       Interest rates prevailing in other countries may affect the prices of foreign securities and exchange rates for foreign currencies. Local factors, including the strength of the local economy, the demand for borrowing, the government's fiscal and monetary policies, and the international balance of payments, often affect the interest rates in other countries. Individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency, and balance of payments position.


                      In order to limit the risks inherent in investing in foreign currency denominated securities, the Portfolio may not purchase any such security if, after such purchase, more than 25% of its net assets (taken at market value) would be invested in foreign currency denominated securities. Within that limitation, however, the Portfolio is not restricted in the amount it may invest in securities denominated in any one foreign currency.


                      Dollar Rolls (Neuberger & Berman Ultra Short Bond Portfolio and Neuberger & Berman Limited Maturity Bond Portfolio). In a "dollar roll," a Portfolio sells securities for delivery in the current month and simultaneously agrees to repurchase substantially similar (i.e., same type and coupon) securities on a specified future date from the same party. A "covered roll" is a specific type of dollar roll in which the Portfolio holds an offsetting cash position or a cash-equivalent securities position that matures on or before the forward settlement date of the dollar roll transaction. Dollar rolls are considered borrowings for purposes of the Portfolios' investment policies and limitations concerning borrowings. There is a risk that the contra-party will be unable or unwilling to complete the transaction as scheduled, which may result in losses to the Portfolio.


                      When-Issued Transactions (Neuberger & Berman Ultra Short Bond Portfolio and Neuberger & Berman Limited Maturity Bond Portfolio). The Portfolios may purchase securities (including mortgage-backed securities such as GNMA, FNMA, and FHLMC certificates) on a when-issued basis. In such a transaction, a Portfolio commits to purchase securities at a future date (to secure what N&B Management believes to be an advantageous price and yield at the time of the commitment) and pays for the securities when they are delivered. For instance, in periods of falling interest rates and rising prices, a Portfolio might purchase a security on a when-issued basis and sell a similar security to settle such purchase, thereby obtaining the benefit of currently higher yields. When-issued purchases are negotiated directly with the other party, and such commitments are not traded on an exchange.





                      The value of securities purchased on a when-issued basis and any subsequent fluctuations in their value are reflected in the computation of a Portfolio's net asset value ("NAV") starting on the date of the agreement to purchase the securities. Because the Portfolio has not yet paid for the securities, this produces an effect similar to leverage. The Portfolio does not earn interest on securities it has committed to purchase until the securities are paid for and delivered on the settlement date. Settlement of when-issued purchase transactions generally takes place within two months, although a Portfolio may agree to a longer settlement period.


                      A Portfolio will purchase securities on a when-issued basis only with the intention of completing the transaction and actually purchasing the securities. If deemed advisable as a matter of investment strategy, however, a Portfolio may dispose of or renegotiate a commitment after it has been entered into. A Portfolio also may sell securities it has committed to purchase before those securities are delivered to the Portfolio on the settlement date. The Portfolio may realize capital gains or losses in connection with these transactions.


                      When a Portfolio purchases securities on a when-issued basis, it will maintain in a segregated account with its custodian, until payment is made, cash or appropriate liquid securities having an aggregate market value (determined daily) at least equal to the amount of the Portfolio's purchase commitments. This procedure is designed to ensure that the Portfolio maintains sufficient assets at all times to cover its obligations under when-issued purchases.


                      Futures Contracts and Options Thereon (Neuberger & Berman Ultra Short Bond Portfolio and Neuberger & Berman Limited Maturity Bond Portfolio). The Portfolios may purchase and sell interest rate and bond index futures contracts and options thereon, and Neuberger & Berman Limited Maturity Bond Portfolio may purchase and sell foreign currency futures contracts (with interest rate and bond index futures contracts, "Futures" or "Futures Contracts") and options thereon. The Portfolios engage in interest rate and bond index Futures and options transactions in an attempt to hedge against changes in securities prices resulting from changes in prevailing interest rates; Neuberger & Berman Limited Maturity Bond Portfolio engages in foreign currency Futures and options trans-actions in an attempt to hedge against changes in prevailing currency exchange rates. Because the futures markets may be more liquid than the cash markets, the use of Futures permits a Portfolio to enhance portfolio liquidity and maintain a defensive position without having to sell portfolio securities. The Portfolios do not engage in transactions in Futures or options thereon for speculation. The Portfolios view invest-ment in (1) interest rate and bond index Futures and options thereon as a maturity or duration management device and/or a device to reduce risk and preserve total return in an adverse interest rate environment for the hedged securities and (2) foreign currency Futures and options thereon as a means of establishing more definitely the effective return on, or the purchase price of, securities denominated in foreign currencies held or intended to be acquired by them.

                      A "sale" of a Futures Contract (or a "short" Futures position) entails the assumption of a contractual obligation to deliver the securities or currency underlying the contract at a specified price at a specified future time. A "purchase" of a Futures Contract (or a "long" Futures position) entails the assumption of a contractual obligation to acquire the securities or currency underlying the contract at a specified price at a specified future time. Certain Futures, including bond index Futures, are settled on a net cash payment basis rather than by the sale and delivery of the securities underlying the Futures.


                      U.S. Futures (except certain currency Futures) are traded on exchanges that have been designated as "contract markets" by the Commodity Futures Trading Commission ("CFTC"); Futures transactions must be executed through a futures commission merchant that is a member of the relevant contract market. The exchange's affiliated clearing organization guarantees performance of the contracts between the clearing members of the exchange.


                      Although Futures Contracts by their terms may require the actual delivery or acquisition of the underlying securities or currency, in most cases the contractual obligation is extinguished by being offset before the expiration of the contract, without the parties having to make or take delivery of the assets. A Futures position is offset by buying (to offset an earlier sale) or selling (to offset an earlier purchase) an identical Futures Contract calling for delivery in the same month.


                      "Margin" with respect to Futures is the amount of assets that must be deposited by a Portfolio with, or for the benefit of, a futures commission merchant in order to initiate and maintain the Portfolio's Futures positions. The margin deposit made by a Portfolio when it enters into a Futures Contract ("initial margin") is intended to assure its performance of the contract. If the price of the Futures Contract changes -- increases in the case of a short (sale) position or decreases in the case of a long (purchase) position -- so that the unrealized loss on the contract causes the margin deposit not to satisfy margin requirements, the Portfolio will be required to make an additional margin deposit ("variation margin"). However, if favorable price changes in the Futures Contract cause the margin on deposit to exceed the required margin, the excess will be paid to the Portfolio. In computing its daily NAV, each Portfolio marks to market the value of its open Futures positions. A Portfolio also must make margin deposits with respect to options on Futures that it has written. If the futures commission merchant holding the deposit goes bankrupt, the Portfolio could suffer a delay in recovering its funds and could ultimately suffer a loss.




                      An option on a Futures Contract gives the purchaser the right, in return for the premium paid, to assume a position in the contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the option exercise period. The writer of the option is required upon exercise to assume a short Futures position (if the option is a call) or a long Futures position (if the option is a put). Upon exercise of the option, the assumption of offsetting Futures positions by the writer and holder of the option is accompanied by delivery of the accumulated cash balance in the writer's Futures margin account. That balance represents the amount by which the market price of the Futures Contract at exercise exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option.

                      Although each Portfolio believes that the use of Futures Contracts will benefit it, if N&B Management's judgment about the general direction of the markets is incorrect, a Portfolio's overall return would be lower than if it had not entered into any such contracts. The prices of Futures are volatile and are influenced by, among other things, actual and anticipated changes in interest or currency exchange rates, which in turn are affected by fiscal and monetary policies and by national and international political and economic events. At best, the correlation between changes in prices of Futures and of the securities and currencies being hedged can be only approximate. Decisions regarding whether, when, and how to hedge involve skill and judgment. Even a well-conceived hedge may be unsuccessful to some degree because of unexpected market behavior or interest rate or currency exchange rate trends, or lack of correlation between the futures markets and the securities markets. Because of the low margin deposits required, Futures trading involves an extremely high degree of leverage; as a result, a relatively small price movement in a Futures Contract may result in an immediate and substantial loss, or gain, to the investor. Losses that may arise from certain Futures transactions are potentially unlimited.


                      Most U.S. futures exchanges limit the amount of fluctua-tion in the price of a Futures Contract or option thereon during a single trading day; once the daily limit has been reached, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day, however; it thus does not limit potential losses. In fact, it may increase the risk of loss, because prices can move to the daily limit for several consecutive trading days with little or no trading, thereby preventing liquidation of unfavorable Futures and options positions and subjecting investors to substantial losses. If this were to happen with respect to a position held by a Portfolio, it could (depending on the size of the position) have an adverse impact on the NAV of the Portfolio.


                      Put and Call Options (Neuberger & Berman Limited Maturity Bond Portfolio). The Portfolio may write and purchase put and call options on securities. Generally, the purpose of writing and purchasing these options is to reduce the effect of price fluctuations of securities held by the Portfolio on the Portfolio's and its corresponding Fund's NAVs. The Portfolio may also write covered call options to earn premium income. Portfolio securities on which call and put options may be written and purchased by the Portfolio are purchased solely on the basis of investment considerations consistent with the Portfolio's investment objective.


                      The Portfolio will receive a premium for writing a put option, which obligates the Portfolio to acquire a security at a certain price at any time until a certain date if the purchaser of the option decides to exercise the option. The Portfolio may be obligated to purchase the underlying security at more than its current value.

                      When the Portfolio purchases a put option, it pays a premium to the writer for the right to sell a security to the writer for a specified amount at any time until a certain date. The Portfolio would purchase a put option in order to protect itself against a decline in the market value of a security it owns.

                      When the Portfolio writes a call option, it is obligated to sell a security to a purchaser at a specified price at any time until a certain date if the purchaser decides to exercise the option. The Portfolio receives a premium for writing the option. The Portfolio writes only "covered" call options on securities it owns. So long as the obligation of the call option continues, the Portfolio may be assigned an exercise notice, requiring it to deliver the underlying security against payment of the exercise price. The Portfolio may be obligated to deliver securities underlying a call option at less than the market price, thereby giving up any additional gain on the security.

                      When the Portfolio purchases a call option, it pays a premium for the right to purchase a security from the writer at a specified price until a specified date. The Portfolio would purchase a call option in order to protect against an increase in the price of securities it intends to purchase or to offset a previously written call option.

                      The writing of covered call options is a conservative investment technique that is believed to involve relatively little risk (in contrast to the writing of "naked" or uncovered call options, which the Portfolio will not do), but is capable of enhancing the Portfolio's total return. When writing a covered call option, the Portfolio, in return for the premium, gives up the opportunity for profit from a price increase in the underlying security above the exercise price, but conversely retains the risk of loss should the price of the security decline. When writing a put option, the Portfolio, in return for the premium, takes the risk that it must purchase the underlying security at a price which may be higher than the current market price of the security. If a call or put option that the Portfolio has written expires unexercised, the Portfolio will realize a gain in the amount of the premium; however, in the case of a call option, that gain may be offset by a decline in the market value of the underlying security during the option period. If the call option is exercised, the Portfolio will realize a gain or loss from the sale of the underlying security.

                      The exercise price of an option may be below, equal to, or above the market value of the underlying security at the time the option is written. Options normally have expiration dates between three and nine months from the date written. The obligation under any option terminates upon expiration of the option or, at an earlier time, when the writer offsets the option by entering into a "closing purchase transaction" to purchase an option of the same series. If an option is purchased by the Portfolio and is never exercised, the Portfolio will lose the entire amount of the premium paid.


                      Options are traded both on national securities exchanges and in the over-the-counter ("OTC") market. Exchange-traded options in the U.S. are issued by a clearing organization affiliated with the exchange on which the option is listed; the clearing organization in effect guarantees completion of every exchange-traded option. In contrast, OTC options are contracts between the Portfolio and a counter-party, with no clearing organization guarantee. Thus, when the Portfolio sells (or purchases) an OTC option, it generally will be able to "close out" the option prior to its expiration only by entering into a "closing transaction" with the dealer to whom (or from whom) the Portfolio originally sold (or purchased) the option. There can be no assurance that the Portfolio would be able to liquidate an OTC option at any time prior to expiration. Unless the Portfolio is able to effect a closing purchase transaction in a covered OTC call option it has written, it will not be able to liquidate securities used as cover until the option expires or is exercised or until different cover is substituted. In the event of the counter-party's insolvency, the Portfolio may be unable to liquidate its options position and the associated cover. N&B Management monitors the creditworthiness of dealers with which the Portfolio may engage in OTC options transactions, and limits the Portfolio's counter-parties in such transactions to dealers with a net worth of at least $20 million as reported in their latest financial statements.

                      The assets used as cover for OTC options written by the Portfolio will be considered illiquid unless the OTC options are sold to qualified dealers who agree that the Portfolio may repurchase any OTC option it writes at a maximum price to be calculated by a formula set forth in the option agreement. The cover for an OTC call option written subject to this procedure will be considered illiquid only to the extent that the maximum repurchase price under the formula exceeds the intrinsic value of the option.

                      The premium received (or paid) by the Portfolio when it writes (or purchases) an option is the amount at which the option is currently traded on the applicable exchange, less (or plus) a commission. The premium may reflect, among other things, the current market price of the underlying security, the relationship of the exercise price to the market price, the historical price volatility of the underlying security, the length of the option period, the general supply of and demand for credit, and the interest rate environment. The premium received by the

     Portfolio for writing an option is recorded as a liability on the Portfolio's statement of assets and liabilities. This liability is adjusted daily to the option's current market value, which is the last sales price before the time the Portfolio's NAV is computed on the day the option is being valued or, in the absence of any trades thereof on that day, the mean between the bid and asked prices as of that time.


                      Closing transactions are effected in order to realize a profit on an outstanding option, to prevent an underlying security from being called, or to permit the sale or the put of the underlying security. Furthermore, effecting a closing transaction permits the Portfolio to write another call option on the underlying security with a different exercise price or expiration date or both. If the Portfolio desires to sell a security on which it has written a call option, it will seek to effect a closing transaction prior to, or concurrently with, the sale of the security. There is, of course, no assurance that the Portfolio will be able to effect closing transactions at favorable prices. If the Portfolio cannot enter into such a transaction, it may be required to hold a security that it might otherwise have sold (or purchase a security that it would not have otherwise bought), in which case it would continue to be at market risk on the security.


                      The Portfolio will realize a profit or loss from a closing purchase transaction if the cost of the transaction is less or more than the premium received from writing the call or put option. Because increases in the market price of a call option generally reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option is likely to be offset, in whole or in part, by appreciation of the underlying security owned by the Portfolio; however, the Portfolio could be in a less advantageous position than if it had not written the call option.


                      The Portfolio pays brokerage commissions in connection with purchasing or writing options, including those used to close out existing positions. These brokerage commissions normally are higher than those applicable to purchases and sales of portfolio securities. From time to time, the Portfolio may purchase an underlying security for delivery in accordance with an exercise notice of a call option assigned to it, rather than delivering the security from its portfolio. In those cases, additional brokerage commissions are incurred.

                      Options on Foreign Currencies (Neuberger & Berman Limited Maturity Bond Portfolio). The Portfolio may write and purchase covered call and put options on foreign currencies. The Portfolio would engage in such transactions to protect against declines in the U.S. dollar value of portfolio securities or increases in the U.S. dollar cost of securities to be acquired, or to protect the dollar equivalent of dividends, interest, or other payments on those securities. As with other types of options, however, writing an option on foreign currency constitutes only a partial hedge, up to the amount of the premium received, and the Portfolio could be required to purchase or sell foreign currencies at disadvantageous exchange rates, thereby incurring losses. The risks of currency options are similar to the risks of other options, discussed herein. Certain options on foreign currencies are traded on the OTC market and involve liquidity and credit risks that may not be present in the case of exchange-traded currency options.

                      Forward Foreign Currency Contracts (Neuberger & Berman Limited Maturity Bond Portfolio). The Portfolio may enter into contracts for the purchase or sale of a specific foreign currency at a future date at a fixed price ("Forward Contracts"). The Portfolio enters into Forward Contracts in an attempt to hedge against changes in prevailing currency exchange rates. The Portfolio does not engage in transactions in Forward Contracts for speculation; it views investments in Forward Contracts as a means of establishing more definitely the effective return on, or the purchase price of, securities denominated in foreign currencies that are held or intended to be acquired by it. Forward Contract transactions include forward sales or purchases of foreign currencies for the purpose of protecting the U.S. dollar value of securities held or to be acquired by the Portfolio that are denominated in a foreign currency or protecting the U.S. dollar equivalent of dividends, interest, or other payments on those securities.


                      N&B Management believes that the use of foreign currency hedging techniques, including "proxy-hedges," can help protect against declines in the U.S. dollar value of income available for distribution and declines in the Portfolio's NAV resulting from adverse changes in currency exchange rates. For example, the return available from securities denomi-nated in a particular foreign currency would diminish if the value of the U.S. dollar increased against that currency. Such a decline could be partially or completely offset by an increase in value of a hedge involv-ing a Forward Contract to sell that foreign currency or a proxy-hedge involving a Forward Contract to sell a different foreign currency whose behavior is expected to resemble the currency in which the securities being hedged are denominated and which is available on more advantageous terms. N&B Management believes that hedges and proxy-hedges can, therefore, provide significant protection of NAV in the event of a general rise in the U.S. dollar against foreign currencies. However, a hedge or proxy-hedge cannot protect against exchange rate risks perfectly, and, if N&B Management is incorrect in its judgment of future exchange rate relationships, the Portfolio could be in a less advantageous position than if such a hedge or proxy-hedge had not been established. If the Portfolio uses proxy-hedging, it may experience losses on both the currency in which it has invested and the currency used for hedging if the two currencies do not vary with the expected degree of correlation. Because forward contracts are not traded on an exchange, the assets used to cover such contracts may be illiquid.

                      Regulatory Limitations on Using Futures, Options on Futures, Options on Securities and Foreign Currencies, and Forward Contracts (collectively, "Hedging Instruments"). To the extent a Portfolio sells or purchases Futures Contracts and/or writes options thereon or options on foreign currencies that are traded on an exchange regulated by the CFTC other than for bona fide hedging purposes (as defined by the CFTC), the aggregate initial margin and premiums on these positions (excluding the amount by which options are "in-the-money") may not exceed 5% of the Portfolio's net assets.


                      In addition, (1) the aggregate premiums paid by a Portfolio on all options (both exchange-traded and OTC) held by it at any time may not exceed 20% of its net assets and (2) the aggregate margin deposits required on all exchange-traded Futures Contracts and related options held at any time by a Portfolio may not exceed 5% of its total assets. Neuberger & Berman Limited Maturity Bond Portfolio does not currently intend to purchase a put option if, as a result, more than 5% of its total assets would be invested in put options.


                      General Risks of Hedging Instruments. The primary risks in using Hedging Instruments are (1) imperfect correlation or no correlation between changes in market value of the securities or currency held or to be acquired by a Portfolio and changes in market value of Hedging Instruments; (2) possible lack of a liquid secondary market for Hedging Instruments and the resulting inability to close out Hedging Instruments when desired; (3) the fact that the skills needed to use Hedging Instruments are different from those needed to select a Portfolio's securities; (4) the fact that, although use of these instruments for hedging purposes can reduce the risk of loss, they also can reduce the opportunity for gain, or even result in losses, by offsetting favorable price movements in hedged investments; and (5) the possible inability of a Portfolio to purchase or sell a portfolio security at a time that would otherwise be favorable for it to do so, or the possible need for a Portfolio to sell a portfolio security at a disadvantageous time, due to its need to maintain "cover" or to segregate securities in connection with its use of Hedging Instruments. N&B Management intends to reduce the risk of imperfect correlation by investing only in Hedging Instruments whose behavior is expected to resemble or offset that of a Portfolio's underlying securities or currency. N&B Management intends to reduce the risk that a Portfolio will be unable to close out Hedging Instruments by entering into such transac-tions only if N&B Management believes there will be an active and liquid secondary market. Hedging Instruments used by the Portfolios are generally considered "derivatives." There can be no assurance that a Portfolio's use of Hedging Instruments will be successful.

                      The Portfolios' use of Hedging Instruments may be limited by the provisions of the Internal Revenue Code of 1986, as amended ("Code"), with which each Portfolio must comply if its corresponding Fund is to continue to qualify as a regulated investment company ("RIC"). See "Additional Tax Information -- Taxation of Portfolios."

                      Cover for Hedging Instruments. Each Portfolio will com-ply with SEC guidelines regarding cover for Hedging Instruments and, if the guidelines so require, set aside in a segregated account with its custodian the prescribed amount of cash or appropriate liquid securities. Securities held in a segregated account cannot be sold while the Futures, option, or forward strategy covered by those securities is outstanding, unless they are replaced with other suitable assets. As a result, segregation of a large percentage of a Portfolio's assets could impede portfolio management or the Portfolio's ability to meet current obligations. A Portfolio may be unable promptly to dispose of assets which cover, or are segregated with respect to, an illiquid Futures, options, or forward position; this inability may result in a loss to the Portfolio.


                      Indexed Securities (Neuberger & Berman Limited Maturity Bond Portfolio). The Portfolio may invest in securities whose value is linked to interest rates, commodities, foreign currencies, indices, or other financial indicators ("indexed securities"). Most indexed secu-rities are short- to intermediate-term fixed income securities whose values at maturity or interest rate rise or fall according to the change in one or more specified underlying instruments. The value of indexed securities may increase or decrease if the underlying instrument appreciates, and they may have return characteristics similar to direct investment in the underlying instrument or to one or more options thereon. An indexed security may be more volatile than the underlying instrument itself.

                      Zero Coupon Securities (All Portfolios). Each Portfolio may invest in zero coupon securities, which are debt obligations that do not entitle the holder to any periodic payment of interest prior to maturity or that specify a future date when the securities begin to pay current interest. Zero coupon securities are issued and traded at a discount from their face amount or par value. This discount varies depending on prevailing interest rates, the time remaining until cash payments begin, the liquidity of the security, and the perceived credit quality of the issuer.

                      The discount on zero coupon securities ("original issue discount") is taken into account ratably by a Portfolio prior to the receipt of any actual payments. Because each Fund must distribute substantially all of its net income (including its pro rata share of its corresponding Portfolio's original issue discount) to its shareholders each year for income and excise tax purposes (see "Additional Tax Informa-tion -- Taxation of the Funds"), a Portfolio may have to dispose of portfolio securities under disadvantageous circumstances to generate cash, or may be required to borrow, to satisfy its corresponding Fund's distribution requirements.

                      The market prices of zero coupon securities generally are more volatile than the prices of securities that pay interest periodi-cally. Zero coupon securities are likely to respond to changes in interest rates to a greater degree than other types of debt securities having similar maturities and credit quality.

                      Municipal Obligations (Neuberger & Berman Cash Reserves Portfolio and Neuberger & Berman Limited Maturity Bond Portfolio). Neuberger & Berman Limited Maturity Bond Portfolio may invest up to 5% of its net assets in municipal obligations, which are securities issued by or on behalf of states (as used herein, including the District of Columbia), territories, and possessions of the United States and their political subdivisions, agencies, and instrumentalities. Neuberger & Berman Cash Reserves Portfolio may invest in municipal obligations that otherwise meet its criteria for quality and maturity. Municipal obligations include "general obligation" securities, which are backed by the full taxing power of a municipality, and "revenue" securities, which are backed only by the income from a specific project, facility, or tax. Municipal obligations also include industrial development and private activity bonds which are issued by or on behalf of public authorities, but are not backed by the credit of any governmental or public authority. "Anticipation notes" are issued by municipalities in expectation of future proceeds from the issuance of bonds or from taxes or other revenues, and are payable from those bond proceeds, taxes, or revenues. Municipal obligations also include tax-exempt commercial paper, which is issued by municipalities to help finance short-term capital or operating requirements.


                      The value of municipal obligations is dependent on the continuing payment of interest and principal when due by the issuers of the municipal obligations (or, in the case of industrial development bonds, the revenues generated by the facility financed by the bonds or, in certain other instances, the provider of the credit facility backing the bonds). As with other fixed income securities, an increase in interest rates generally will reduce the value of a Portfolio's investments in municipal obligations, whereas a decline in interest rates generally will increase that value. Efforts are underway that may result in a restructuring of the federal income tax system. Any of these factors could affect the value of municipal securities.

     Risks of Fixed Income Securities

                      Fixed income securities are subject to the risk of an issuer's inability to meet principal and interest payments on its obligations ("credit risk") and are subject to price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer, and general market liquidity ("market risk"). Lower-rated securities are more likely to react to developments affecting market and credit risk than are more highly rated securities, which react primarily to movements in the general level of interest rates.

     Changes in economic conditions or developments regarding the individual issuer are more likely to cause price volatility and weaken the capacity of the issuer of such securities to make principal and interest payments than is the case for higher-grade debt securities. An economic downturn affecting the issuer may result in an increased incidence of default. The market for lower-rated securities may be thinner and less active than for higher-rated securities. Pricing of thinly traded securities requires greater judgment than pricing of securities for which market transactions are regularly reported.

                      Subsequent to its purchase by a Portfolio, an issue of debt securities may cease to be rated or its rating may be reduced, so that the securities would no longer be eligible for purchase by that Portfolio. In such a case, with respect to the non-money market Portfolios, N&B Management will engage in an orderly disposition of the downgraded securities to the extent necessary to ensure that the Portfolio's holdings of such securities will not exceed 5% of its net assets. With respect to the money market Portfolios, N&B Management will consider the need to dispose of such securities in accordance with the requirements of Rule 2a-7 under the 1940 Act.

                              PERFORMANCE INFORMATION


                      Each Fund's performance figures are based on historical results and are not intended to indicate future performance. The yield and total return of each Fund will vary. The share prices of Ultra Short and Limited Maturity will vary, and an investment in either of these Funds, when redeemed, may be worth more or less than an investor's original cost.

     Yield Calculations

                      Government Money and Cash Reserves. Each of these Funds may advertise its "current yield" and "effective yield" in the financial press and other publications. A Fund's current yield is based on the return for a recent seven-day period and is computed by determining the net change (excluding capital changes) in the value of a hypothetical account having a balance of one share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, and dividing the difference by the value of the account at the beginning of the base period. The result is a "base period return," which is then annualized -- that is, the amount of income generated during the seven-day period is assumed to be generated each week over a 52-week period -- and shown as an annual percentage of the investment.

                      The effective yield of these Funds is calculated simi-larly, but the base period return is assumed to be reinvested. The assumed reinvestment is calculated by adding 1 to the base period return, raising the sum to a power equal to 365 divided by seven, and subtracting one from the result, according to the following formula:

                                                         365/7
              Effective Yield = [(Base Period Return + 1)      ] - 1.


                      For the seven calendar days ended October 31, 1996, the current yields of Government Money and Cash Reserves were _____% and

     _____%, respectively.  For the same period, the effective yields were
     _____% and _____%, respectively.



                      Ultra Short and Limited Maturity. Each of these Funds may advertise its "yield" based on a 30-day (or one-month) period. This yield is computed by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period. The result then is annualized and shown as an annual percentage of the investment.


                      The annualized yields for Limited Maturity and Ultra Short for the 30-day period ended October 31, 1996, were _____% and _____%, respectively.

     Tax Equivalent Yield - State and Local Taxes

                      Government Money. Substantially all of the dividends paid by Government Money represent income received on direct obligations of the U.S. Government and, as a result, are not subject to income tax in most states and localities. From time to time, this Fund may advertise a "tax equivalent yield" for one or more of those states or localities that reflects the taxable yield that an investor subject to the highest mar-ginal rate of state or local income tax would have had to receive in order to realize the same level of after-tax yield produced by an investment in the Fund. Tax equivalent yield is calculated according to the following formula:

                      Tax Equivalent Yield  =    Y1  +  Y2
                                                ----
                                                1-MR

     where Y1 equals that portion of the Fund's current or effective yield that is not subject to state or local income tax, Y2 equals that portion of the Fund's current or effective yield that is subject to that tax, and MR equals the highest marginal tax rate of the state or locality for which the tax equivalent yield is being calculated.


                      The calculation of tax equivalent yield can be illustrat-ed by the following example. If the current yield for a 7-day period was 5%, and during that period 100% of the income was attributable to interest on direct obligations of the U.S. Government and, therefore, was not subject to income taxation in most states and localities, a taxpayer residing in New York (and subject to that state's highest marginal 1996 tax rate of 7.59375%) would have to have received a taxable current yield of 5.41% in order to equal the 5% after-tax yield. Moreover, if that taxpayer also were subject to income taxation by New York City at a marginal 1996 rate of 4.46%, the taxpayer would have to have received a taxable current yield of 5.69% to equal the 5% after-tax yield.

                      The use of a 5% yield in this example is for illustrative purposes only and is not indicative of the Fund's future performance. Of course, all dividends paid by Government Money are subject to federal income taxation at applicable rates.

     Total Return Computations

                      Limited Maturity and Ultra Short may advertise certain total return information. An average annual compounded rate of return ("T") may be computed by using the redeemable value at the end of a specified period ("ERV") of a hypothetical initial investment of $1,000 ("P") over a period of time ("n") according to the formula:

                                             n
                                       P(1+T)  = ERV


                      Average annual total return smooths out year-to-year variations in performance and, in that respect, differs from actual year-to-year results.


                      For the one-, five-, and ten-year periods ended
     October 31, 1996, the average annual total returns for Limited Maturity and its predecessor were _____%, _____%, and _____%, respectively. If an investor had invested $10,000 in that predecessor's shares on June 9, 1986, and had reinvested all capital gain distributions and income dividends, the NAV of that investor's holdings would have been $______ on October 31, 1996.


                      For the one- and five-year periods ended October 31, 1996, and for the period from November 7, 1986 (commencement of operations) through October 31, 1996, the average annual total returns for Ultra Short and its predecessor were _____%, _____%, and _____%, respec-tively. If an investor had invested $10,000 in that predecessor's shares on November 7, 1986, and had reinvested all capital gain distributions and income dividends, the NAV of that investor's holdings would have been $______ on October 31, 1996.

                      N&B Management reimbursed the Funds and their predecessors for certain expenses during the periods mentioned above, which has the effect of increasing yield and total return. Of course, past performance cannot guarantee future results.

     Comparative Information

                      From time to time each Fund's performance may be compared with:

              (1) data (that may be expressed as rankings or ratings) published by independent services or publications (including newspapers, newsletters, and financial periodicals) that monitor the performance of mutual funds, such as Lipper Analytical Services, Inc., C.D.A. Investment Technologies, Inc., Wiesenberger Investment Companies Service, IBC/Donoghue's Money Market Fund Report, Investment Company Data Inc., Morningstar Inc., Micropal Incorporated and quarterly mutual fund rankings by Money, Fortune, Forbes, Business Week, Personal Investor, and U.S. News & World Report magazines, The Wall Street Journal, The New York Times, Kiplingers Personal Finance, and Barron's Newspaper, or


              (2) recognized bond, stock, and other indices such as the Shearson Lehman Bond Index, the Standard & Poor's 500 Composite Stock Price Index ("S&P 500 Index"), Dow Jones Industrial Average ("DJIA"), S&P/BARRA Index, Russell Index, and various other domestic, international, and global indices and changes in the U.S. Department of Labor Consumer Price Index. The S&P 500 Index is a broad index of common stock prices, while the DJIA represents a narrower segment of industrial companies. Each assumes reinvestment of distributions and is calculated without regard to tax consequences or the costs of investing. Each Portfolio invests in different types of securities from those included in some of the above indices.

                      Each Fund's performance also may be compared from time to time with the following specific indices and other measures of performance:

              Government Money's and Cash Reserves's performance may be compared, respectively, with IBC/Donoghue's Government Money Market Funds average and Taxable General Purpose Money Market Funds average.

              Ultra Short's performance may be compared with the Merrill Lynch 2-year Treasury Index and the Salomon Brothers 6-month and 1-year Treasury Bill Indices, as well as the performance of Treasury Securities and the Lipper Short Investment Grade Debt Funds category.

              Limited Maturity's performance may be compared with the Merrill Lynch 1-3 year Treasury Index and the Lehman Brothers Intermediate Government/Corporate Bond Index, as well as the performance of Treasury Securities, corporate bonds, and the Lipper Short Investment Grade Debt Funds category.

                      In addition, each Fund's performance may be compared at times with that of various bank instruments (including bank money market accounts and CDs of varying maturities) as reported in publications such as The Bank Rate Monitor. Any such comparisons may be useful to investors who wish to compare a Fund's past performance with that of certain of its competitors. Of course, past performance is not a guarantee of future results. Unlike an investment in a Fund, bank CDs pay a fixed rate of interest for a stated period of time and are insured up to $100,000.


                      Evaluations of the Funds' performance, their yield/ total returns and comparisons may be used in advertisements and in information furnished to current and prospective shareholders (collectively, "Advertisements"). The Funds may also be compared to individual asset classes such as common stocks, small-cap stocks, or Treasury bonds, based on information supplied by Ibbotson and Sinquefield.

     Other Performance Information

                      From time to time, information about a Portfolio's portfolio allocation and holdings as of a particular date may be included in Advertisements for its corresponding Fund. This information, for example, may include the Portfolio's portfolio diversification by asset type. Information used in Advertisements may include statements or illustrations relating to the appropriateness of types of securities and/or mutual funds that may be employed to meet specific financial goals, such as (1) funding retirement, (2) paying for children's education, and
     (3) financially supporting aging parents.


                      Information (including charts and illustrations) showing the effects of compounding interest may be included in Advertisements from time to time. Compounding is the process of earning interest on principal plus interest that was earned earlier. Interest can be compounded at different intervals, such as annually, semi-annually, quarterly, monthly, or daily. For example, $1,000 compounded annually at 9% will grow to $1,090 at the end of the first year (an increase of $90) and $1,188 at the end of the second year (an increase of $98). The extra $8 that was earned on the $90 interest from the first year is the compound interest. One thousand dollars compounded annually at 9% will grow to $2,367 at the end of ten years and $5,604 at the end of twenty years. Other examples of compounding are as follows: at 7% and 12% annually, $1,000 will grow to $1,967 and $3,106, respectively, at the end of ten years and $3,870 and $9,646, respectively, at the end of twenty years. All these examples are for illustrative purposes only and are not indicative of any Fund's performance.

                      Information relating to inflation and its effects on the dollar also may be included in Advertisements. For example, after ten years, the purchasing power of $25,000 would shrink to $16,621, $14,968, $13,465, and $12,100, respectively, if the annual rates of inflation during that period were 4%, 5%, 6%, and 7%, respectively. (To calculate the purchasing power, the value at the end of each year is reduced by the inflation rate for the ten-year period.)

                      Information (including charts and illustrations) showing the total return performance for government funds, 6-month CDs and money market funds may be included in Advertisements from time to time.

                      Information regarding the effects of automatic investment and systematic withdrawal plans, investing at market highs and/or lows, and investing early versus late for retirement plans also may be included in Advertisements, if appropriate.

                      From time to time the investment philosophy of N&B Management's founder, Roy R. Neuberger, may be included in the Funds' Advertisements. This philosophy is described in further detail in "The Art of Investment: A Conversation with Roy Neuberger," attached as Appendix B to this SAI.

                             CERTAIN RISK CONSIDERATIONS


                      Although each Portfolio seeks to reduce risk by investing in a diversified portfolio, diversification does not eliminate all risk. There can, of course, be no assurance that any Portfolio will achieve its investment objective.

                                TRUSTEES AND OFFICERS

                      The following table sets forth information concerning the trustees and officers of the Trusts, including their addresses and principal business experience during the past five years. Some persons named as trustees and officers also serve in similar capacities for other funds, and (where applicable) their corresponding portfolios, administered or managed by N&B Management and Neuberger & Berman.


       Name, Address                     Positions Held
       and Age(1)                        With the Trusts             Principal Occupation(s)(2)
       -------------                     ---------------             --------------------------



       John Cannon (66)                  Trustee of each Trust       President,  AMA  Investment  Advisers,  Inc.
       CDC Associates, Inc.                                          (registered  investment   adviser)  (1976  -
       620 Sentry Parkway                                            1991); Senior Vice President  AMA Investment
       Suite 220                                                     Advisers, Inc.  (1991 - 1993);  President of
       Blue Bell, PA  19422                                          AMA  Family   Funds  (investment  companies)
                                                                     (1976  -  1991); Chairman  and  Treasurer of
                                                                     CDC Associates,  Inc. (registered investment
                                                                     adviser) (1993 - present)

       Charles DeCarlo (75)              Trustee of each Trust       President   Emeritus   of   Sarah   Lawrence
       33 West 67th Street                                           College;  Chief  Executive Officer  of Xicon
       New York, NY 10023                                            Systems (animation company).

       Stanley Egener* (62)              Chairman  of  the   Board,  Principal of  Neuberger &  Berman; President
                                         Chief  Executive  Officer,  and Director of  N&B Management; Chairman of
                                         and Trustee of each Trust   the  Board,  Chief   Executive  Officer  and
                                                                     Trustee  of eight  other  mutual  funds  for
                                                                     which  N&B  Management  acts  as  investment
                                                                     manager or administrator.

       Theodore P. Giuliano* (___)       President  and  Trustee of  Principal   of  Neuberger  &   Berman;  Vice
                                         each Trust                  President  and Director  of N&B  Management;
                                                                     President  and Trustee  of one  other mutual
                                                                     fund   for  which  N&B  Management  acts  as
                                                                     administrator.

       Barry Hirsch (63)                 Trustee of each Trust       Senior   Vice   President,  Secretary,   and
       Loews Corporation                                             General   Counsel   of   Loews   Corporation
       667 Madison Avenue                                            (diversified financial corporation).
       7th Floor
       New York, NY 10021

       Robert A. Kavesh (69)             Trustee of each Trust       Professor of Finance  and Economics at Stern
       110 Blecker Street                                            School  of  Business,  New  York University;
       Apt. 24B                                                      Director  of  Del  Laboratories,   Inc.  and
       New York, NY 10012                                            Greater New York Mutual Insurance Co.



       Harold R. Logan (75)              Trustee of each Trust       Chairman   of   Comstock   Resources,   Inc.
       19 Norfield Road                                              (natural resources  company); Vice Chairman,
       Weston, CT 06883                                              Retired,  of  W.R. Grace  &  Co. (chemicals,
                                                                     natural  resources,  and  selected  consumer
                                                                     services).

                                       - 33 -






       Name, Address                     Positions Held
       and Age(1)                        With the Trusts             Principal Occupation(s)(2)
       -------------                     ---------------             --------------------------

       William E. Rulon (64)             Trustee of each Trust       Senior  Vice  President   and  Secretary  of
       Foodmaker, Inc.                                               Foodmaker, Inc. (operator  and franchisor of
       9330 Balboa Avenue                                            restaurants).
       San Diego, CA 92123

       Candace L. Straight (49)          Trustee of each Trust       Private     investor      and     consultant
       518 E. Passaic Avenue                                         specializing  in   the  insurance  industry;
       Bloomfield, NJ 07003                                          Principal  of Head  & Company,  LLC (limited
                                                                     liability   company   providing   investment
                                                                     banking  and  consulting  services   to  the
                                                                     insurance   industry)   until  March   1996;
                                                                     President    of       Integon   Corporation,
                                                                     (marketer of life insurance,  annuities, and
                                                                     property  and   casualty  insurance),  1990-
                                                                     1992;  Director  of  Drake   Holdings  (U.K.
                                                                     motor insurer) until June 1996.

       Daniel J. Sullivan (57)           Vice  President  of   each  Senior  Vice  President  of  N&B  Management
                                         Trust                       since  1992;  prior thereto,  Vice President
                                                                     of  N&B Management; Vice  President of eight
                                                                     other  mutual funds for which N&B Management
                                                                     acts     as     investment    manager     or
                                                                     administrator.

       Michael J. Weiner (49)            Vice     President     and  Senior  Vice  President  of  N&B  Management
                                         Principal        Financial  since  1992;  Treasurer  of  N&B  Management
                                         Officer of each Trust       from  1992  to  1996;  prior  thereto,  Vice
                                                                     President  and Treasurer  of  N&B Management
                                                                     and  Treasurer of  certain mutual  funds for
                                                                     which  N&B  Management  acted as  investment
                                                                     adviser;   Vice   President  and   Principal
                                                                     Financial  Officer  of  eight  other  mutual
                                                                     funds  for  which  N&B  Management  acts  as
                                                                     investment manager or administrator.




       Claudia A. Brandon (40)           Secretary of each Trust     Vice President of N&B Management;  Secretary
                                                                     of eight  other mutual funds  for which  N&B
                                                                     Management acts  as  investment  manager  or
                                                                     administrator.

       Richard Russell (50)              Treasurer  and   Principal  Vice  President  of   N&B  Management  since
                                         Accounting   Officer    of  1993;   prior    thereto,   Assistant   Vice
                                         each Trust                  President of  N&B Management;  Treasurer and
                                                                     Principal Accounting Officer  of eight other
                                                                     mutual funds for  which N&B Management  acts
                                                                     as investment manager or administrator.

                                       - 34 -






       Name, Address                     Positions Held
       and Age(1)                        With the Trusts             Principal Occupation(s)(2)
       -------------                     ---------------             --------------------------

       Stacy Cooper-Shugrue (33)         Assistant   Secretary   of  Assistant Vice  President of  N&B Management
                                         each Trust                  since 1993;  prior thereto, employee  of N&B
                                                                     Management;  Assistant  Secretary  of  eight
                                                                     other  mutual funds for which N&B Management
                                                                     acts     as     investment    manager     or
                                                                     administrator.

       C. Carl Randolph (59)             Assistant Secretary of      Principal  of Neuberger & Berman since 1992;
                                         each Trust                  prior  thereto,  employee  of   Neuberger  &
                                                                     Berman; Assistant Secretary  of eight  other
                                                                     mutual funds for  which N&B Management  acts
                                                                     as investment manager or administrator.

       Barbara DiGiorgio (38)            Assistant   Treasurer   of  Assistant Vice  President of N&B  Management
                                         each Trust                  since 1993; prior  thereto, employee of  N&B
                                                                     Management;  Assistant  Treasurer  of  eight
                                                                     other mutual funds for which  N&B Management
                                                                     acts     as     investment    manager     or
                                                                     administrator.

       Celeste Wischerth (35)            Assistant   Treasurer   of  Assistant Vice  President of  N&B Management
                                         each Trust                  since 1994; prior  thereto, employee of  N&B
                                                                     Management;  Assistant  Treasurer  of  eight
                                                                     other mutual funds for which  N&B Management
                                                                     acts     as     investment    manager     or
                                                                     administrator.

     ____________________

     (1) Unless otherwise indicated, the business address of each listed person is 605 Third Avenue, New York, NY 10158.


     (2) Except as otherwise indicated, each individual has held the positions shown for at least the last five years.


     * Indicates a trustee who is an "interested person" of each Trust within the meaning of the 1940 Act. Messrs. Egener and Giuliano are interested persons by virtue of the fact that they are officers and directors of N&B Management and principals of Neuberger & Berman.


                      The Trust's Trust Instrument and Managers Trust's Declaration of Trust each provides that it will indemnify its trustees and officers against liabilities and expenses reasonably incurred in connection with litigation in which they may be involved because of their offices with the Trust, unless it is adjudicated that they (a) engaged in bad faith, willful misfeasance, gross negligence, or reckless disregard of the duties involved in the conduct of their offices, or (b) did not act in good faith in the reasonable belief that their action was in the best interest of the Trust. In the case of settlement, such indemnification will not be provided unless it has been determined (by a court or other body approving the settlement or other disposition, or by a majority of disinterested trustees based upon a review of readily available facts, or in a written opinion of independent counsel) that such officers or trustees have not engaged in willful misfeasance, bad faith, gross negligence, or reckless disregard of their duties.


                      For the fiscal year ended October 31, 1996, each Fund and Portfolio paid and accrued the following fees and expenses to Fund and Portfolio Trustees who were not affiliated with N&B Management or Neuberger & Berman: Neuberger & Berman Government Money Fund and Portfolio - $______; Neuberger & Berman Cash Reserves and Cash Reserves Portfolio - $______; Neuberger & Berman Ultra Short Bond Fund and Portfolio - $______; and Neuberger & Berman Limited Maturity Bond and Portfolio - $______.


                      The following table sets forth information concerning the compensation of the trustees and officers of the Trust. None of the Neuberger & Berman Funds[Registered Trademark] has any retirement plan for its trustees or officers.

                                TABLE OF COMPENSATION
                            FOR FISCAL YEAR ENDED 10/31/96
                           ------------------------------

                                                    Total Compensation from
                                  Aggregate         Trusts in the Neuberger &
       Name and Position with     Compensation      Berman Fund Complex Paid
       the Trust                  from the Trust    to Trustees
       ----------------------     --------------    -------------------------

       John Cannon                $                 $
       Trustee                                      (2 other investment
                                                    companies)

       Charles DeCarlo            $                 $
       Trustee                                      (2 other investment
                                                    companies)

       Stanley Egener             $ 0               $ 0
       Chairman of the Board,                       (9 other investment
       Chief Executive Officer,                     companies)
       and Trustee

       Theodore P. Giuliano       $ 0               $ 0
       President and Trustee                        (2 other investment
                                                    companies)

       Barry Hirsch               $                 $
       Trustee                                      (2 other investment
                                                    companies)

       Robert A. Kavesh           $                 $
       Trustee                                      (2 other investment
                                                    companies)

       Harold R. Logan            $                 $
       Trustee                                      (2 other investment
                                                    companies)

       William E. Rulon           $                 $
       Trustee                                      (2 other investment
                                                    companies)

       Candace L. Straight        $                 $
       Trustee                                      (2 other investment
                                                    companies)

                      At __________, the trustees and officers of the Trust and Managers Trust, as a group, owned beneficially or of record less than 1% of the outstanding shares of each Fund.

                  INVESTMENT MANAGEMENT AND ADMINISTRATION SERVICES

     Investment Manager and Administrator

                      Because all of the Funds' net investable assets are invested in their corresponding Portfolios, the Funds do not need an investment manager. N&B Management serves as the Portfolios' investment manager pursuant to a management agreement with Managers Trust, on behalf of the Portfolios, dated as of July 2, 1993 ("Management Agreement"). The Management Agreement was approved by the holders of the interests in all the Portfolios on July 2, 1993.

                      The Management Agreement provides, in substance, that N&B Management will make and implement investment decisions for the Portfolios in its discretion and will continuously develop an investment program for the Portfolios' assets. The Management Agreement permits N&B Management to effect securities transactions on behalf of each Portfolio through associated persons of N&B Management. The Management Agreement also specifically permits N&B Management to compensate, through higher commissions, brokers and dealers who provide investment research and analysis to the Portfolios, although N&B Management has no current plans to do so.

                      N&B Management provides to each Portfolio, without separate cost, office space, equipment, and facilities and the personnel necessary to perform executive, administrative, and clerical functions. N&B Management pays all salaries, expenses, and fees of the officers, trustees, and employees of Managers Trust who are officers, directors, or employees of N&B Management. Two officers and directors of N&B Management (who also are principals of Neuberger & Berman) presently serve as trustees and officers of the Trusts. See "Trustees and Officers." Each Portfolio pays N&B Management a management fee based on the Portfolio's average daily net assets, as described in the Prospectus.

                      N&B Management provides similar facilities, services, and personnel to each Fund pursuant to an administration agreement dated
     May 1, 1995 ("Administration Agreement"). For such administrative services, each Fund pays N&B Management a fee based on the Fund's average daily net assets, as described in the Prospectus.

                      Under the Administration Agreement, N&B Management also provides to each Fund and its shareholders certain shareholder, shareholder-related, and other services that are not furnished by the Fund's shareholder servicing agent. N&B Management provides the direct shareholder services specified in the Administration Agreement, assists the shareholder servicing agent in the development and implementation of specified programs and systems to enhance overall shareholder servicing capabilities, solicits and gathers shareholder proxies, performs services connected with the qualification of each Fund's shares for sale in various states, and furnishes other services the parties agree from time to time should be provided under the Administration Agreement.

                      From time to time, N&B Management or a Fund may enter into arrangements with registered broker-dealers or other third parties pursuant to which it pays the broker-dealer or third party a per account fee or a fee based on a percentage of the aggregate net asset value of Fund shares purchased by the broker-dealer or third party on behalf of its customers, in payment for administrative and other services rendered to such customers.

                      Each Fund accrued management and administration fees of the following amounts (before any reimbursement of the Funds, described below) for the fiscal years ended October 31, 1996, 1995, and 1994:


                                  1996            1995         1994
                                  ----            ----         ----
       Government Money       $_______        $1,521,937    $1,105,665

       Cash Reserves          $_______        $1,738,424    $1,448,365

       Ultra Short            $_______        $  459,038    $  532,340

       Limited Maturity       $_______        $1,522,574    $1,655,333






                      As noted in the Prospectus under "Management and Admini-stration -- Expenses," N&B Management has voluntarily undertaken to reimburse each Fund other than Government Money for its Operating Expenses (including fees under the Administration Agreement) and the Fund's pro rata share of the corresponding Portfolio's Operating Expenses (including fees under the Management Agreement) that exceed, in the aggregate, 0.65% per annum (0.70% per annum for Limited Maturity) of the Fund's average daily net assets. Operating Expenses exclude interest, taxes, brokerage commissions, and extraordinary expenses. N&B Management can terminate each undertaking by giving the Fund at least 60 days' prior written notice. For the fiscal years ended October 31, 1996, 1995, and 1994, N&B Management reimbursed the Funds the following amounts of expenses:
     (1) Cash Reserves $_______, $109,113, and $171,012, respectively,
     (2) Ultra Short $_______, $196,865, and $222,161, respectively, and
     (3) Limited Maturity $_______, $32,042, and $77,866, respectively.


                      Prior to May 1, 1995, the shareholder services described above were provided pursuant to a separate agreement between the Trust and N&B Management. As compensation for these services, each Fund paid N&B Management a monthly fee calculated at the annual rate of 0.02% of the average daily net assets of the Fund. Before February 1, 1994, the monthly fee under the shareholder service agreement then in effect was calculated at an annual rate of $6.00 per shareholder account. For these services, each Fund paid and accrued the following amounts for the period from November 1, 1994 to April 30, 1995 and the fiscal year ended
     October 31, 1994:


                               November 1, 1994
                               to April 30, 1995              1994
                               -----------------              ----
       Government Money              $25,750                 $39,595

       Cash Reserves                 $31,746                 $55,583

       Ultra Short                   $ 9,038                 $21,515

       Limited Maturity              $29,447                 $55,399



                      The Management Agreement continues with respect to each Portfolio for a period of two years after the date the Portfolio became subject thereto. The Management Agreement is renewable thereafter from year to year with respect to each Portfolio, so long as its continuance is approved at least annually (1) by the vote of a majority of the Portfolio Trustees who are not "interested persons" of N&B Management or Managers Trust ("Independent Portfolio Trustees"), cast in person at a meeting called for the purpose of voting on such approval, and (2) by the vote of a majority of the Portfolio Trustees or by a 1940 Act majority vote of the outstanding shares in that Portfolio. The Administration Agreement continues with respect to each Fund for a period of two years after the date the Fund became subject thereto. The Administration Agreement is renewable from year to year with respect to a Fund, so long as its continuance is approved at least annually (1) by the vote of a majority of the Fund Trustees who are not "interested persons" of N&B Management or the Trust ("Independent Fund Trustees"), cast in person at a meeting called for the purpose of voting on such approval and (2) by the vote of a majority of the Fund Trustees or by a 1940 Act majority vote of the outstanding shares in the Fund.


                      The Management Agreement is terminable, without penalty, with respect to a Portfolio on 60 days' written notice either by Managers Trust or by N&B Management. The Administration Agreement is terminable, without penalty, with respect to a Fund on 60 days' written notice either by N&B Management or by the Trust. Each Agreement terminates automatically if it is assigned.

     Sub-Adviser

                      N&B Management retains Neuberger & Berman, 605 Third Avenue, New York, NY 10158-3698, as sub-adviser with respect to each Portfolio pursuant to a sub-advisory agreement dated July 2, 1993 ("Sub-Advisory Agreement"). The Sub-Advisory Agreement was approved by the holders of the interests in the Portfolios on July 2, 1993.

                      The Sub-Advisory Agreement provides in substance that Neuberger & Berman will furnish to N&B Management, upon reasonable request, the same type of investment recommendations and research that Neuberger & Berman, from time to time, provides to its principals and employees for use in managing client accounts. In this manner, N&B Management expects to have available to it, in addition to research from other professional sources, the capability of the research staff of Neuberger & Berman. This staff consists of approximately fourteen investment analysts, each of whom specializes in studying one or more industries, under the supervision of the Director of Research, who is also available for consultation with N&B Management. The Sub-Advisory Agreement provides that N&B Management will pay for the services rendered by Neuberger & Berman based on the direct and indirect costs to Neuberger & Berman in connection with those services. Neuberger & Berman also serves as a sub-adviser for all of the other mutual funds managed by N&B Management.


                      The Sub-Advisory Agreement continues with respect to each Portfolio for a period of two years after the date the Portfolio became subject thereto, and is renewable thereafter from year to year, subject to approval of its continuance in the same manner as the Management Agreement. The Sub-Advisory Agreement is subject to termination, without penalty, with respect to each Portfolio by the Portfolio Trustees or a 1940 Act majority vote of the outstanding interests in that Portfolio, by N&B Management, or by Neuberger & Berman on not less than 30 nor more than 60 days' written notice. The Sub-Advisory Agreement also terminates automatically with respect to each Portfolio if it is assigned or if the Management Agreement terminates with respect to that Portfolio.

                      Most money managers that come to the Neuberger & Berman organization have at least fifteen years experience. Neuberger & Berman and N&B Management employ experienced professionals that work in a competitive environment.

     Investment Companies Managed

                      N&B Management currently serves as investment manager of the following investment companies. As of September 30, 1996, these companies, along with three other investment companies advised by Neuberger & Berman, had aggregate net assets of approximately $13.9 billion, as shown in the following list:

              Name                                               Approximate
       September 30, 1996                                        Net Assets at
       ------------------                                        -------------

     Neuberger & Berman Cash Reserves Portfolio  . . . . . . . .  $ 527,447,493
              (investment portfolio for Neuberger & Berman Cash Reserves)

     Neuberger & Berman Government Money Portfolio . . . . . . .  $ 319,705,018
              (investment portfolio for Neuberger & Berman Government Money
              Fund)

     Neuberger & Berman Limited Maturity Bond Portfolio  . . . .  $ 268,892,148
              (investment portfolio for Neuberger & Berman Limited Maturity Bond Fund and Neuberger & Berman Limited Maturity Bond Trust)

     Neuberger & Berman Ultra Short Bond Portfolio . . . . . . . .  $ 96,306,004
              (investment portfolio for Neuberger & Berman Ultra Short Bond
              Fund and Neuberger & Berman Ultra Short Bond Trust)

     Neuberger & Berman Municipal Money Portfolio  . . . . . . .  $ 141,116,062
              (investment portfolio for Neuberger & Berman Municipal Money
              Fund)

     Neuberger & Berman Municipal Securities Portfolio . . . . .   $ 38,416,801
              (investment portfolio for Neuberger & Berman Municipal Securities Trust)

     Neuberger & Berman New York Insured Intermediate
              Portfolio  . . . . . . . . . . . . . . . . . .   $      9,575,489
              (investment portfolio for Neuberger & Berman New York Insured Intermediate Fund)

     Neuberger & Berman Focus Portfolio  . . . . . . . . . . .  $ 1,174,138,341
              (investment portfolio for Neuberger & Berman Focus Fund, Neuberger & Berman Focus Trust, and Neuberger & Berman Focus Assets)

     Neuberger & Berman Genesis Portfolio  . . . . . . . . . . .  $ 287,653,131
              (investment portfolio for Neuberger & Berman Genesis Fund and Neuberger & Berman Genesis Trust)


     Neuberger & Berman Guardian Portfolio . . . . . . . . .    $ 6,513,577,557
              (investment portfolio for Neuberger & Berman Guardian Fund, Neuberger & Berman Guardian Trust, and Neuberger & Berman Guardian Assets)

     Neuberger & Berman International Portfolio  . . . . . . .   $   59,969,278
              (investment portfolio for Neuberger & Berman International Fund)

     Neuberger & Berman Manhattan Portfolio  . . . . . . . . .  $   592,681,290
              (investment portfolio for Neuberger & Berman Manhattan Fund, Neuberger & Berman Manhattan Trust, and Neuberger & Berman Manhattan Assets)

     Neuberger & Berman Partners Portfolio . . . . . . . . . .  $ 2,112,475,324
              (investment portfolio for Neuberger & Berman Partners Fund, Neuberger & Berman Partners Trust, and Neuberger & Berman Partners Assets)

     Neuberger & Berman Socially Responsive
              Portfolio    . . . . . . . . . . . . . . . . . .  $    167,005,429
              (investment portfolio for Neuberger & Berman Socially Responsive Fund and Neuberger & Berman NYCDC Socially Responsive Trust)

     Advisers Managers Trust (six series)  . . . . . . . . . .  $ 1,468,727,224


                      In addition, Neuberger & Berman serves as investment adviser to three investment companies, Plan Investment Fund, Inc., AHA Investment Fund, Inc., and AHA Full Maturity, with assets of $61,738,329, $77,498,236 and $26,954,887, respectively, at September 30, 1996.


                      The investment decisions concerning the Portfolios and the other funds and portfolios managed by N&B Management (collectively, "Other N&B Funds") have been and will continue to be made independently of one another. In terms of their investment objectives, most of the Other N&B Funds differ from the Portfolios. Even where the investment objectives are similar, however, the methods used by the Other N&B Funds and the Portfolios to achieve their objectives may differ. The investment results achieved by all of the funds managed by N&B Management have varied from one another in the past and are likely to vary in the future.


                      There may be occasions when a Portfolio and one or more of the Other N&B Funds or other accounts managed by Neuberger & Berman are contemporaneously engaged in purchasing or selling the same securities from or to third parties. When this occurs, the transactions are averaged as to price and allocated as to amounts in accordance with a formula considered to be equitable to the funds involved. Although in some cases this arrangement may have a detrimental effect on the price or volume of the securities as to a Portfolio, in other cases it is believed that a Portfolio's ability to participate in volume transactions may produce better executions for it. In any case, it is the judgment of the Portfolio Trustees that the desirability of the Portfolios' having their advisory arrangements with N&B Management outweighs any disadvantages that may result from contemporaneous transactions.

     Management and Control of N&B Management

                      The directors and officers of N&B Management, all of whom have offices at the same address as N&B Management, are Richard A. Cantor,

     Chairman of the Board and director; Stanley Egener, President and director; Theodore P. Giuliano, Vice President and director; Michael M. Kassen, Vice President and director; Irwin Lainoff, director; Lawrence Zicklin, director; Daniel J. Sullivan, Senior Vice President; Peter E. Sundman, Senior Vice President; Michael J. Weiner, Senior Vice President; Claudia A. Brandon, Vice President; Patrick T. Byrne, Vice President; Robert Conti, Treasurer; William Cunningham, Vice President; Clara Del Villar, Vice President; Mark R. Goldstein, Vice President; Farha-Joyce Haboucha, Vice President; Michael Lamberti, Vice President; Josephine P. Mahaney, Vice President; Lawrence Marx III, Vice President; Ellen Metzger, Vice President and Secretary; Janet W. Prindle, Vice President; Felix Rovelli, Vice President; Richard Russell, Vice President; Kent C. Simons, Vice President; Frederick B. Soule, Vice President; Judith M. Vale, Vice President; Susan Walsh, Vice President; Thomas Wolfe, Vice President; Andrea Trachtenberg, Vice President of Marketing; Stacy Cooper-Shugrue, Assistant Vice President; Robert Cresci, Assistant Vice President; Barbara DiGiorgio, Assistant Vice President; Roberta D'Orio, Assistant Vice President; Joseph G. Galli, Assistant Vice President; Robert I. Gendelman, Assistant Vice President; Leslie Holliday-Soto, Assistant Vice President; Jody L. Irwin, Assistant Vice President; Carmen G. Martinez, Assistant Vice President; Paul Metzger, Assistant Vice President; Joseph S. Quirk, Assistant Vice President; Kevin L. Risen, Assistant Vice President; Susan Switzer, Assistant Vice President; Celeste Wischerth, Assistant Vice President; KimMarie Zamot, Assistant Vice President; and Loraine Olavarria, Assistant Secretary. Messrs. Cantor, Egener, Giuliano, Lainoff, Zicklin, Goldstein, Kassen, Marx, and Simons and Mmes. Prindle and Vale are principals of Neuberger & Berman.


                      Mr. Giuliano and Mr. Egener are trustees and officers, and Messrs. Sullivan, Weiner, and Russell and Mmes. Brandon, Cooper-Shugrue, DiGiorgio and Wischerth are officers, of each Trust. C. Carl Randolph, a principal of Neuberger & Berman, also is an officer of each Trust.


                      All of the outstanding voting stock in N&B Management is owned by persons who are also principals of Neuberger & Berman.


                              DISTRIBUTION ARRANGEMENTS


                      N&B Management serves as the distributor ("Distributor") in connection with the offering of each Fund's shares on a no-load basis. In connection with the sale of its shares, each Fund has authorized the Distributor to give only the information, and to make only the statements and representations, contained in the Prospectus and this SAI or that properly may be included in sales literature and advertisements in accordance with the 1933 Act, the 1940 Act, and applicable rules of self-regulatory organizations. Sales may be made only by the Prospectus, which may be delivered personally, through the mails, or by electronic means. The Distributor is the Funds' "principal underwriter" within the meaning of the 1940 Act and, as such, acts as agent in arranging for the sale of each Fund's shares without sales commission or other compensation and bears all advertising and promotion expenses incurred in the sale of the Funds' shares.

                      The Distributor or one of its affiliates may, from time to time, deem it desirable to offer to a Fund's shareholders, through use of its shareholder list, the shares of other mutual funds for which the Distributor acts as distributor or other products or services. Any such use of the Funds' shareholder lists, however, will be made subject to terms and conditions, if any, approved by a majority of the Independent Fund Trustees. These lists will not be used to offer to the Funds' shareholders any investment products or services other than those managed or distributed by N&B Management or Neuberger & Berman.

                      The Trust, on behalf of each Fund, and the Distributor are parties to a Distribution Agreement that continues until July 2, 1997. The Distribution Agreement may be renewed annually if specifically approved by (1) the vote of a majority of the Fund Trustees or a 1940 Act majority vote of the Fund's outstanding shares and (2) the vote of a majority of the Independent Fund Trustees, cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement may be terminated by either party and will automatically terminate on its assignment, in the same manner as the Management Agreement.

                           ADDITIONAL PURCHASE INFORMATION

     Automatic Investing and Dollar Cost Averaging

                      Shareholders may arrange to have a fixed amount automa-tically invested in shares of Ultra Short or Limited Maturity each month. To do so, a shareholder must complete an application, available from the Distributor, electing to have automatic investments funded either through
     (1) redemptions from his or her account in a money market fund for which N&B Management serves as investment manager or (2) withdrawals from the shareholder's checking account. In either case, the minimum monthly investment is $100. A shareholder who elects to participate in automatic investing through his or her checking account must include a voided check with the completed application. A completed application should be sent to Neuberger & Berman Management Incorporated, 605 Third Avenue, 2nd Floor, New York, NY 10158-0180.


                      Automatic investing enables a shareholder in Ultra Short or Limited Maturity to take advantage of "dollar cost averaging." As a result of dollar cost averaging, a shareholder's average cost of shares in those Funds generally would be lower than if the shareholder purchased a fixed number of shares at the same pre-set intervals. Additional information on dollar cost averaging may be obtained from the Distributor.

                           ADDITIONAL EXCHANGE INFORMATION

                      As more fully set forth in the section of the Prospectus entitled "Shareholder Services -- Exchange Privilege," shareholders may redeem at least $1,000 worth of a Fund's shares and invest the proceeds in shares of one or more of the other Funds or the Other N&B Funds that are briefly described below, provided that the minimum investment requirements of the other fund(s) are met.


       EQUITY FUNDS
       ------------

       Neuberger & Berman       Seeks long-term capital appreciation through
       Focus Fund               investments principally in common stocks
                                selected from 13 multi-industry economic sectors. The corresponding portfolio uses a value-oriented approach to select individual securities and then focuses its investments in the sectors in which the undervalued stocks are clustered. Through this approach, 90% or more of the portfolio's investments are normally made in not more than six sectors.

       Neuberger & Berman       Seeks capital appreciation through
       Genesis Fund             investments primarily in common stocks of
                                companies with small market capitalizations
                                (i.e., up to $1.5 billion) at the time of the Portfolio's investment. The corresponding portfolio uses a value-oriented approach to the selection of individual securities.



       Neuberger & Berman       Seeks capital appreciation through
       Guardian Fund            investments primarily in common stocks of
                                long-established, high-quality companies that
                                N&B Management believes are well-managed.
                                The corresponding portfolio uses a value-oriented approach to the selection of individual securities. Current income is a secondary objective. The fund (or its predecessor) has paid its shareholders an income dividend every quarter, and a capital gain distribution every year, since its inception in 1950, although there can be no assurance that it will be able to continue to do so.

       Neuberger & Berman       Seek long-term capital appreciation through
       International Fund       investments primarily in a diversified
                                portfolio of equity securities of foreign issuers. Assets will be allocated among economically mature countries and emerging industrialized countries.

       Neuberger & Berman       Seeks capital appreciation, without regard to
       Manhattan Fund           income, through investments generally in
                                securities of small-, medium- and large-capitalization companies that N&B Management believes have the maximum potential for increasing total NAV. The corresponding portfolio's "growth at a reasonable price" investment approach involves greater risks and share price volatility than programs that invest in securities thought to be undervalued.


                                Seeks capital growth through an investment
       Neuberger & Berman       approach that is designed to increase capital
       Partners Fund            with reasonable risk.  Its investment program
                                seeks securities believed to be undervalued based on strong fundamentals such as a low price-to-earnings ratio, consistent cash flow, and the company's track record through all parts of the market cycle. The corre-sponding portfolio uses the value-oriented investment approach to the selection of individual securities.

       Neuberger & Berman       Seeks long-term capital appreciation through
       Socially Responsive      investments primarily in securities of
       Fund                     companies that meet both financial and social
                                criteria.

       MUNICIPAL FUNDS
       ---------------

       Neuberger & Berman       A money market fund seeking the maximum
       Municipal Money Fund     current income exempt from federal income
                                tax, consistent with safety and liquidity.
                                The corresponding portfolio invests in high quality, short-term municipal securities. It seeks to maintain a constant purchase and redemption price of $1.00.

       Neuberger & Berman       Seeks high current tax-exempt income with low
       Municipal Securities     risk to principal, limited price fluctuation,
       Trust                    and liquidity; and secondarily, total return.
                                The corresponding portfolio invests in
                                investment grade municipal securities.
                                Maximum average duration of 10 years.

       Neuberger & Berman       Seeks a high level of current income exempt
       New York Insured         from federal income tax and New York State
       Intermediate Fund        and New York City personal income taxes,
                                consistent with preservation of capital.
                                Maximum average duration of 10 years.



                      Any Fund described herein, and any of the Equity or Municipal Funds, may terminate or modify its exchange privilege in the future.


                      Fund shareholders who are considering exchanging shares into any of the funds listed above should note that (1) like the Funds, the Municipal Funds are series of the Trust, (2) the Equity Funds are series of a Delaware business trust (named "Neuberger & Berman Equity Funds") that is registered with the SEC as an open-end management investment company, (3) each of the Equity and Municipal Funds invests all of its net investable assets in a corresponding portfolio that has an investment objective, policies, and limitations identical to those of the fund.


                      Before effecting an exchange, Fund shareholders must obtain and should review a currently effective prospectus of the fund into which the exchange is to be made. In this regard, it should be noted that the Municipal Funds share a prospectus with the Funds, while the Equity Funds share a separate prospectus. An exchange is treated as a sale for federal income tax purposes, and, depending on the circumstances, a short- or long-term capital gain or loss may be realized.


                      There can be no assurance that Cash Reserves, Government Money, or Neuberger & Berman Municipal Money Fund, each of which is a money market fund that seeks to maintain a constant purchase and redemption share price of $1.00, will be able to maintain that price. An investment in any of the above-referenced funds, as in any other mutual fund, is neither insured nor guaranteed by the U.S. Government.

                          ADDITIONAL REDEMPTION INFORMATION

     Suspension of Redemptions

                      The right to redeem a Fund's shares may be suspended or payment of the redemption price postponed (1) when the New York Stock

     Exchange ("NYSE") is closed (other than weekend and holiday closings),
     (2) when trading on the NYSE is restricted, (3) when an emergency exists as a result of which it is not reasonably practicable for the corresponding Portfolio to dispose of securities it owns or fairly to determine the value of its net assets, or (4) for such other period as the SEC may by order permit for the protection of a Fund's shareholders; pro-vided that applicable SEC rules and regulations shall govern whether the conditions prescribed in (2) or (3) exist. If the right of redemption is suspended, shareholders may withdraw their offers of redemption, or they will receive payment at the NAV per share in effect at the close of business on the first day the NYSE is open ("Business Day") after termination of the suspension.

     Redemptions in Kind

                      Ultra Short and Limited Maturity reserve the right, under certain conditions, to honor any request for redemption, or a combination of requests from the same shareholder in any 90-day period, totalling $250,000 or 1% of the net assets of the Fund, whichever is less, by making payment in whole or in part in securities valued as described under "Share Prices and Net Asset Value" in the Prospectus. Government Money and Cash Reserves also reserve the right, under certain conditions, to honor any request for redemption by making payment in whole or in part in securities. If payment is made in securities, a shareholder generally will incur brokerage expenses or other transaction costs in converting those securities into cash and will be subject to fluctuation in the market prices of those securities until they are sold. The Funds do not redeem in kind under normal circumstances, but would do so when the Fund Trustees determined that it was in the best interests of a Fund's shareholders as a whole. Redemptions in kind will be made with readily marketable securities to the extent possible.

                          DIVIDENDS AND OTHER DISTRIBUTIONS

                      Each Fund distributes to its shareholders amounts equal to substantially all of its proportionate share of any net investment income (after deducting expenses incurred directly by the Fund), any net realized capital gains (both long-term and short-term), and any net realized gains from foreign currency transactions earned or realized by its corresponding Portfolio. Government Money and Cash Reserves calculate their net investment income and share price as of noon (Eastern time) on each Business Day; the other Funds calculate their net investment income and share price as of the close of regular trading on the NYSE on each Business Day (currently 4 p.m. Eastern time). Shares of Government Money and Cash Reserves begin earning income dividends on the Business Day the proceeds of the purchase order are converted into "federal funds" and continue to earn dividends through the Business Day before they are redeemed; shares of the other Funds begin earning income dividends on the Business Day after the proceeds of the purchase order have been converted to "federal funds" and continue to earn dividends through the Business Day they are redeemed. Dividends declared for each month are paid on the last Business Day of the month.

                      A Portfolio's net investment income consists of all income accrued on portfolio assets less accrued expenses but does not include realized capital and foreign currency gains and losses. Net investment income and realized gains and losses are reflected in a Portfolio's NAV (and, hence, its corresponding Fund's NAV) until they are distributed. Distributions of net realized capital and foreign currency gains, if any, normally are paid once annually, in December. Income dividends are declared daily and paid monthly.


                      Dividends and other distributions are automatically reinvested in additional shares of the distributing Fund, unless the shareholder elects to receive them in cash ("cash election"). Share-holders may make a cash election on the original account application or at a later date by writing to State Street Bank and Trust Company ("State Street"), c/o Boston Service Center, P.O. Box 8403, Boston, MA 02266-8403. Cash distributions can be paid through an electronic transfer to a bank account designated in the shareholder's original account application. To the extent dividends and other distributions are subject to federal, state, or local income taxation, they are taxable to the shareholders whether received in cash or reinvested in Fund shares.

                      A cash election with respect to any Fund remains in effect until the shareholder notifies State Street in writing to discontinue the election. If it is determined, however, that the U.S. Postal Service cannot properly deliver Fund mailings to the shareholder, the Fund will terminate the shareholder's cash election. Thereafter, the shareholder's dividends and other distributions will be automatically reinvested in additional Fund shares until the shareholder notifies State Street or the Fund in writing of his or her correct address and requests in writing that the cash election be reinstated.


                              ADDITIONAL TAX INFORMATION

     Taxation of the Funds

                      In order to continue to qualify for treatment as a RIC under the Code, each Fund must distribute to its shareholders for each taxable year at least 90% of the sum of its investment company taxable income (consisting generally of net investment income, net short-term capital gain, and, for Limited Maturity, net gains from certain foreign currency transactions) ("Distribution Requirement") and must meet several additional requirements. With respect to each Fund, these requirements include the following: (1) the Fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of securities or foreign currencies, or other income (including gains from Hedging Instruments) derived with respect to its business of investing in securities or those currencies ("Income Requirement"); (2) the Fund must derive less than 30% of its gross income each taxable year from the sale or other disposition of securities, or any of the following, that were held for less than three months -- (i) Hedging Instruments (other than those on foreign currencies) or (ii) foreign currencies or Hedging Instruments thereon that are not directly related to the Fund's principal business of investing in securities (or options and Futures with respect thereto) ("Short-Short Limitation"); and (3) at the close of each quarter of the Fund's taxable year, (i) at least 50% of the value of its total assets must be represented by cash and cash items, U.S. Government securities, securities of other RICs and other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the Fund's total assets, and (ii) not more than 25% of the value of its total assets may be invested in securities (other than U.S. Govern-ment securities) of any one issuer.

                      The Funds have received rulings from the Internal Revenue Service ("Service") that each Fund, as an investor in its corresponding Portfolio, will be deemed to own a proportionate share of the Portfolio's assets and income for purposes of determining whether the Fund satisfies all the requirements described above to qualify as a RIC. The Funds also have received rulings from the Service that no Fund will recognize gain or loss upon the transfer of property to a Portfolio in exchange for an interest in the Portfolio.

                      Each Fund will be subject to a nondeductible 4% excise tax ("Excise Tax") to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary income for that year and capital gain net income for the one-year period ending on October 31 of that year, plus certain other amounts.

                      See the next section for a discussion of the tax conse-quences to Ultra Short and Limited Maturity of hedging and certain other transactions engaged in by their corresponding Portfolios.

     Taxation of the Portfolios

                      The Portfolios have received rulings from the Service to the effect that, among other things, each Portfolio will be treated as a separate partnership for federal income tax purposes and will not be a "publicly traded partnership." As a result, no Portfolio is subject to federal income tax; instead, each investor in a Portfolio, such as a Fund, will be required to take into account in determining its federal income tax liability its share of the Portfolio's income, gains, losses, deductions, credits, and tax preference items, without regard to whether it has received any cash distributions from the Portfolio. Each Portfolio also will not be subject to Delaware or New York income or franchise tax.

                      Because each Fund will be deemed to own a proportionate share of its corresponding Portfolio's assets and income for purposes of determining whether the Fund qualifies as a RIC, each Portfolio intends to continue to conduct its operations so that its corresponding Fund will be able to continue to satisfy all those requirements.

                      Distributions to a Fund from its corresponding Portfolio (whether pursuant to a partial or complete withdrawal or otherwise) will not result in the Fund's recognition of any gain or loss for federal income tax purposes, except that (1) gain will be recognized to the extent any cash that is distributed exceeds the Fund's basis for its interest in the Portfolio before the distribution, (2) income or gain will be recognized if the distribution is in liquidation of the Fund's entire interest in the Portfolio and includes a disproportionate share of any unrealized receivables held by the Portfolio, (3) loss will be recognized if a liquidation distribution consists solely of cash and/or unrealized receivables and (4) gain (and, in certain situations, loss) may be recognized on an in-kind distribution by the Portfolio. A Fund's basis for its interest in its corresponding Portfolio generally equals the amount of cash and the basis of any property the Fund invests in the Portfolio, increased by the Fund's share of the Portfolio's net income and capital gains and decreased by (1) the amount of cash and the basis of any property the Portfolio distributes to the Fund and (2) the Fund's share of the Portfolio's losses.

                      Dividends and interest received by a Portfolio may be subject to income, withholding, or other taxes imposed by foreign countries and U.S. possessions that would reduce the yield on its securities. Tax conventions between certain countries and the United States may reduce or eliminate these foreign taxes, however, and many foreign countries do not impose taxes on capital gains in respect of investments by foreign investors.

                      The use by Neuberger & Berman Ultra Short Bond Portfolio and Neuberger & Berman Limited Maturity Bond Portfolio of hedging strategies, such as writing (selling) and purchasing Futures Contracts and options and entering into Forward Contracts, involves complex rules that will determine for income tax purposes the character and timing of recognition of the gains and losses the Portfolios realize in connection therewith. For each of these Portfolios, income from foreign currencies (except certain gains therefrom that may be excluded by future regula-tions), and income from transactions in Hedging Instruments derived with respect to its business of investing in securities or foreign currencies, will qualify as permissible income for its corresponding Fund under the Income Requirement. However, income from the disposition by a Portfolio of Hedging Instruments (other than those on foreign currencies) will be subject to the Short-Short Limitation for its corresponding Fund if they are held for less than three months. Income from the disposition of foreign currencies, and Hedging Instruments on foreign currencies, that are not directly related to a Portfolio's principal business of investing in securities (or options and Futures with respect thereto) also will be subject to the Short-Short Limitation for its corresponding Fund if they are held for less than three months.

                      If Neuberger & Berman Ultra Short Bond Portfolio or Neuberger & Berman Limited Maturity Bond Portfolio satisfies certain requirements, any increase in value of a position that is part of a "designated hedge" will be offset by any decrease in value (whether realized or not) of the offsetting hedging position during the period of the hedge for purposes of determining whether its corresponding Fund satisfies the Short-Short Limitation. Thus, only the net gain (if any) from the designated hedge will be included in gross income for purposes of that limitation. Each of these Portfolios will consider whether it should seek to qualify for this treatment for its hedging transactions. To the extent a Portfolio does not so qualify, it may be forced to defer the closing out of certain Hedging Instruments beyond the time when it otherwise would be advantageous to do so, in order for its corresponding Fund to continue to qualify as a RIC.

                      Exchange-traded Futures Contracts and listed options thereon constitute "Section 1256 contracts." Section 1256 contracts are required to be marked to market (that is, treated as having been sold at market value) at the end of a Portfolio's taxable year. Sixty percent of any gain or loss recognized as a result of these "deemed sales," and 60% of any net realized gain or loss from any actual sales, of Section 1256 contracts are treated as long-term capital gain or loss, and the remainder is treated as short-term capital gain or loss.

                      Neuberger & Berman Limited Maturity Bond Portfolio may invest in municipal bonds that are purchased with market discount (that is, at a price less than the bond's principal amount or, in the case of a bond that was issued with original issue discount ("OID"), a price less than the amount of the issue price plus accrued OID) ("municipal market discount bonds"). If a bond's market discount is less than the product of
     (1) 0.25% of the redemption price at maturity times (2) the number of complete years to maturity after the taxpayer acquired the bond, then no market discount is considered to exist. Gain on the disposition of a municipal market discount bond purchased by the Portfolio (other than a bond with a fixed maturity date within one year from its issuance), gener-ally is treated as ordinary (taxable) income, rather than capital gain, to the extent of the bond's accrued market discount at the time of disposition. Market discount on such a bond generally is accrued ratably, on a daily basis, over the period from the acquisition date to the date of maturity. In lieu of treating the disposition gain as above, the Portfolio may elect to include market discount in its gross income cur-rently, for each taxable year to which it is attributable.

                      Each Portfolio may acquire zero coupon or other securi-ties issued with OID. As a holder of those securities, each Portfolio (and, through it, its corresponding Fund) must take into account the OID that accrues on the securities during the taxable year, even if it receives no corresponding payment on the securities during the year. Because each Fund annually must distribute substantially all of its investment company taxable income (plus its share of its corresponding Portfolio's accrued OID) to satisfy the Distribution Requirement and to avoid imposition of the Excise Tax, a Fund may be required in a particular year to distribute as a dividend an amount that is greater than its proportionate share of the total amount of cash its corresponding Portfolio actually receives. Those distributions will be made from a Fund's (or its proportionate share of its corresponding Portfolio's) cash assets or, if necessary, from the proceeds of sales of that Portfolio's securities. A Portfolio may realize capital gains or losses from those sales, which would increase or decrease its corresponding Fund's investment company taxable income and/or net capital gain (the excess of net long-term capital gain over net short-term capital loss). In addition, any such gains may be realized on the disposition of securities held for less than three months. Because of the Short-Short Limitation, any such gains would reduce a Portfolio's ability to sell other securities, or certain Hedging Instruments, held for less than three months that it might wish to sell in the ordinary course of its portfolio management.

     Taxation of the Funds' Shareholders

                      If shares of Ultra Short or Limited Maturity are sold at a loss after being held for six months or less, the loss will be treated as long-term, instead of short-term, capital loss to the extent of any capital gain distributions received on those shares.

                      Each Fund is required to withhold 31% of all dividends and capital gain distributions, and each of Ultra Short and Limited Maturity is required to withhold 31% of redemption proceeds payable to any individuals and certain other noncorporate shareholders who do not provide the Fund with a correct taxpayer identification number. Withholding at that rate also is required from dividends and capital gain distributions payable to such shareholders who otherwise are subject to backup withholding.

                      As described under "How to Sell Shares" in the Prospectus, a Fund may close a shareholder's account with the Fund and redeem the remaining shares if the account balance falls below the specified minimum and the shareholder fails to reestablish the minimum balance after being given the opportunity to do so. If an account that is closed pursuant to the foregoing was maintained for an individual retire-ment account or a qualified retirement plan (including a simplified employee pension plan, self-employed individual retirement plan (so-called "Keogh plan"), corporate profit-sharing and money purchase pension plan, section 401(k) plan, and section 403(b)(7) account), the Fund's payment of the redemption proceeds to the accountholder may result in adverse tax consequences for the accountholder. The accountholder should consult his or her tax adviser regarding any such consequences.

                          VALUATION OF PORTFOLIO SECURITIES

                      Each of Neuberger & Berman Government Money Portfolio and Neuberger & Berman Cash Reserves Portfolio relies on Rule 2a-7 under the 1940 Act to use the amortized cost method of valuation to enable its corresponding Fund to stabilize the purchase and redemption price of its shares at $1.00 per share. This method involves valuing portfolio securi-ties at their cost at the time of purchase and thereafter assuming a constant amortization (or accretion) to maturity of any premium (or discount), regardless of the impact of interest rate fluctuations on the market value of the securities. Although the Portfolios' reliance on Rule 2a-7 and use of the amortized cost valuation method should enable the Funds, under most conditions, to maintain a stable $1.00 share price, there can be no assurance they will be able to do so. An investment in either of these Funds, as in any mutual fund, is neither insured nor guar-anteed by the U.S. Government.

                                PORTFOLIO TRANSACTIONS

                      Purchases and sales of portfolio securities generally are transacted with issuers, underwriters, or dealers that serve as primary market-makers, who act as principals for the securities on a net basis. The Portfolios typically do not pay brokerage commissions for such purchases and sales. Instead, the price paid for newly issued securities usually includes a concession or discount paid by the issuer to the underwriter, and the prices quoted by market-makers reflect a spread between the bid and the asked prices from which the dealer derives a profit.


                      In purchasing and selling portfolio securities other than as described above (for example, in the secondary market), each Portfolio seeks to obtain best execution at the most favorable prices through responsible broker-dealers and, in the case of agency transactions, at competitive commission rates. In selecting broker-dealers to execute transactions, N&B Management considers such factors as the price of the security, the rate of commission, the size and difficulty of the order, and the reliability, integrity, financial condition, and general execution and operational capabilities of competing broker-dealers. N&B Management also may consider the brokerage and research services that broker-dealers provide to the Portfolio or N&B Management. Under certain conditions, a Portfolio may pay higher brokerage commissions in return for brokerage and research services, although no Portfolio has a current arrangement to do so. In any case, each Portfolio may effect principal transactions with a dealer who furnishes research services, may designate any dealer to receive selling concessions, discounts, or other allowances, or otherwise may deal with any dealer in connection with the acquisition of securities in underwritings.


                      During the fiscal year ended October 31, 1996, Neuberger & Berman Ultra Short Bond Portfolio acquired securities of the following of its "regular brokers or dealers" (as defined in the 1940 Act):
     _____________________________________________.  At October 31, 1996, that
     Portfolio held the securities of its "regular brokers or dealers" with an aggregate value as follows: _____.


                      During the fiscal year ended October 31, 1996, Neuberger & Berman Limited Maturity Bond Portfolio acquired securities of the following of its "regular brokers or dealers":
     _______________________________.  At October 31, 1996, that Portfolio held the securities of its "regular brokers or dealers" with an aggregate value as follows: _____.

                      During the fiscal year ended October 31, 1996, Neuberger & Berman Cash Reserves Portfolio acquired securities of the following of its "regular brokers or dealers": _________________ __________________________; at October 31, 1996, that Portfolio held the securities of its "regular brokers or dealers" with an aggregate value as follows: _____________________________, $_______.


                      During the fiscal year ended October 31, 1996, Neuberger & Berman Government Money Portfolio acquired none of the securities of its "regular brokers or dealers." At October 31, 1996, that Portfolio held the securities of its "regular brokers or dealers" with an aggregate value as follows: _______.


              No affiliate of any Portfolio receives give-ups or reciprocal business in connection with its portfolio transactions. No Portfolio effects transactions with or through broker-dealers in accordance with any formula or for selling shares of any Fund. However, broker-dealers who execute portfolio transactions may from time to time effect purchases of Fund shares for their customers. The 1940 Act generally prohibits Neuberger & Berman from acting as principal in the purchase of portfolio securities from, or the sale of portfolio securities to, a Portfolio unless an appropriate exemption is available.

     Portfolio Turnover

                      Neuberger & Berman Ultra Short Bond Portfolio and Neuberger & Berman Limited Maturity Bond Portfolio calculate a portfolio turnover rate by dividing (1) the lesser of the cost of the securities purchased or the value of the securities sold by the Portfolio during the fiscal year (other than securities, including options, whose maturity or expiration date at the time of acquisition was one year or less) by (2) the monthly average of the value of such securities owned by the Portfolio during the fiscal year.

                               REPORTS TO SHAREHOLDERS

                      Shareholders of each Fund receive unaudited semi-annual financial statements, as well as year-end financial statements audited by the independent auditors for the Fund and for its corresponding Portfolio. Each Fund's statements show the investments owned by its corresponding Portfolio and the market values thereof and provide other information about the Fund and its operations, including the Fund's beneficial interest in its corresponding Portfolio.

                             CUSTODIAN AND TRANSFER AGENT


                      Each Fund and Portfolio has selected State Street, 225 Franklin Street, Boston, MA 02110 as custodian for its securities and cash. All correspondence should be mailed to Neuberger & Berman Funds, c/o Boston Service Center, P.O. Box 8403, Boston, MA 02266-8403. State

     Street also serves as each Fund's transfer and shareholder servicing agent, administering purchases, redemptions, and transfers of Fund shares and the payment of dividends and other distributions through its Boston Service Center.

                                INDEPENDENT AUDITORS

                      Each Fund and Portfolio has selected Ernst & Young LLP, 200 Clarendon Street, Boston, MA 02116, as the independent auditors who will audit its financial statements.

                                    LEGAL COUNSEL

                      Each Fund and Portfolio has selected Kirkpatrick & Lockhart LLP, 1800 Massachusetts Avenue, N.W., 2nd Floor, Washington, D.C. 20036-1800, as its legal counsel.

                 CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

                      The following table sets forth the name, address, and percentage of ownership of each person who was known by each Fund to own beneficially or of record 5% or more of that Fund's outstanding shares at ___________:


                                                                Percentage of
                             Name and Address                   Ownership at
                             ----------------                    -------------

       Government Money :    Neuberger & Berman*                     _____
       ----------------      605 Third Avenue
                             New York, NY 10158-3698

       Cash Reserves:        Neuberger & Berman*                    _____%
       -------------         605 Third Avenue
                             New York, NY 10158-3698

       Ultra Short:          Charles Schwab & Co., Inc.*            _____%
       -----------           101 Montgomery Street
                             San Francisco, CA 94104-4122

       Limited Maturity:     Charles Schwab & Co., Inc.*            _____%
       ----------------      101 Montgomery Street
                             San Francisco, CA 94104-4122

                             Nationwide Life Insurance Plan          ____%
                             QPVA
                             c/o IPO CO 67
                             P.O. Box 182029
                             Columbus, Ohio  43218-2029
     ___________________________

     * Charles Schwab & Co., Inc. and Neuberger & Berman hold these shares of record for the accounts of certain of their clients and have informed the Funds of their policies to maintain the confidentiality of holdings in client accounts unless disclosure is expressly required by law.

                                REGISTRATION STATEMENT

                      This SAI and the Prospectus do not contain all the infor-mation included in the Trust's registration statement filed with the SEC under the 1933 Act with respect to the securities offered by the Prospectus. The registration statement, including the exhibits filed therewith, may be examined at the SEC's offices in Washington, D.C. The SEC maintains a Website (http://www.sec.gov) that contains this SAI, material incorporated by reference, and other information regarding the Funds and Portfolios.


                      Statements contained in this SAI and in the Prospectus as to the contents of any contract or other document referred to are not necessarily complete, and in each instance reference is made to the copy of any contract or other document filed as an exhibit to the registration statement, each such statement being qualified in all respects by such reference.

                                FINANCIAL STATEMENTS


                      The following financial statements and related documents are incorporated herein by reference to the Funds' Annual Report to Shareholders for the fiscal year ended October 31, 1996:


              [To be filed by amendment to the Trust's registration statement]

                                                                      Appendix A

                                RATINGS OF SECURITIES

              S&P corporate bond ratings:

              AAA - Bonds rated AAA have the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

              AA - Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the higher rated issues only in small degree.

              A - Bonds rated A have a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

              BBB - Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in higher rated categories.

              BB, B - Bonds rated BB or B are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation. While these bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

              BB - Bonds rated BB have less near-term vulnerability to default than other speculative issues. However, they face major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is used for debt subordinated to senior debt that is assigned an actual or implied BBB-rating.

              B - Bonds rated B have a greater vulnerability to default but currently have the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating.

              Plus (+) or Minus (-): The ratings above may be modified by the addition of a plus or minus sign to show relative standing within major categories.

              Moody's corporate bond ratings:

              Aaa - Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or an exceptionally stable margin, and principal is secure. Although the various protective elements are likely to change, such changes that can be visualized are most unlikely to impair the fundamentally strong position of such issues.

              Aa - Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as "high-grade bonds." They are rated lower than the best bonds because margins of protection may not be as large as in Aaa-rated securities, fluctuation of protective elements may be of greater amplitude, or there may be other elements present that make the long-term risks appear somewhat larger than in Aaa-rated securities.

              A - Bonds rated A possess many favorable investment attributes and are considered to be upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future.

              Baa - Bonds which are rated Baa are considered as medium-grade obligations; i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. These bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

              Ba - Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

              B - Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

              Modifiers - Moody's may apply numerical modifiers 1, 2, and 3 in each generic rating classification described above. The modifier 1 indicates that the company ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the company ranks in the lower end of its generic rating category.

              S&P commercial paper ratings:

              A-1 - This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+).

              A-2 - This designation denotes satisfactory capacity for timely payment. However, the relative degree of safety is not as high as for issues designated A-1.

              Moody's commercial paper ratings:

              Issuers rated Prime-1 (or related supporting institutions), also known as P-1, have a superior capacity for repayment of short-term promis-sory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics:

     -        Leading market positions in well-established industries.

     -        High rates of return on funds employed.

     - Conservative capitalization structures with moderate reliance on debt and ample asset protection.

     - Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

     - Well-established access to a range of financial markets and assured sources of alternate liquidity.

              Issuers rated Prime-2 (or related supporting institutions), also known as P-2, have a strong capacity for repayment of short-term promis-sory obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

                                                                      Appendix B

               THE ART OF INVESTMENT: A CONVERSATION WITH ROY NEUBERGER


     [To be filed by amendment to the Trust's registration statement]

          _________________________________________________________________

                  NEUBERGER & BERMAN MUNICIPAL FUNDS AND PORTFOLIOS

                         STATEMENT OF ADDITIONAL INFORMATION

                                DATED FEBRUARY 3, 1997

       Neuberger & Berman                 Neuberger & Berman
       Municipal Money Fund               Municipal Securities Trust
       (and Neuberger & Berman            (and Neuberger & Berman
       Municipal Money Portfolio)         Municipal Securities Portfolio)

                                Neuberger & Berman
                        New York Insured Intermediate Fund
                         (and Neuberger & Berman New York
                         Insured Intermediate Portfolio)
                                No-Load Mutual Funds
                 605 Third Avenue, 2nd Floor, New York, NY 10158-0180
                                Toll-Free 800-877-9700
          _________________________________________________________________

                      Neuberger & Berman Municipal Money Fund ("Municipal Money"), Neuberger & Berman Municipal Securities Trust ("Municipal Securities"), and Neuberger & Berman New York Insured Intermediate Fund ("New York Insured Intermediate") (each a "Fund") are no-load mutual funds that offer shares pursuant to a Prospectus dated February 3, 1997. The above-named Funds invest all of their net investable assets in Neuberger & Berman Municipal Money Portfolio, Neuberger & Berman Municipal Securities Portfolio, and Neuberger & Berman New York Insured Intermediate Portfolio (each a "Portfolio"), respectively. Shares of New York Insured Intermediate are registered for sale only to investors in New York and Florida. New York Insured Intermediate is not being offered for sale to investors in any other state.


                      The Funds' Prospectus, which is also the prospectus for certain taxable fixed income funds administered by Neuberger & Berman Management Incorporated ("N&B Management"), provides basic information that an investor should know before investing. A copy of the Prospectus may be obtained, without charge, from N&B Management, 605 Third Avenue, 2nd Floor, New York, NY 10158-0180 or by calling 800-877-9700.

                      This Statement of Additional Information ("SAI") is not a prospectus and should be read in conjunction with the Prospectus.

                      No person has been authorized to give any information or to make any representations not contained in the Prospectus or in this SAI in connection with the offering made by the Prospectus, and, if given or made, such information or representations must not be relied upon as having been authorized by a Fund or its distributor. The Prospectus and this SAI do not constitute an offering by a Fund or its distributor in any jurisdiction in which such offering may not lawfully be made.

                                  TABLE OF CONTENTS

     INVESTMENT INFORMATION  . . . . . . . . . . . . . . . . . . . . . . .     1
              Investment Policies and Limitations  . . . . . . . . . . . .     1
              Investment Program of Neuberger & Berman Municipal Money
                      Portfolio  . . . . . . . . . . . . . . . . . . . . . .   8
              Investment Program of Neuberger & Berman Municipal
                      Securities Portfolio . . . . . . . . . . . . . . . . .   9
              Investment Approaches of Neuberger & Berman Municipal
                      Securities Portfolio and Neuberger & Berman New York
                      Insured Intermediate Portfolio . . . . . . . . . . .    11
              Municipal Bond Insurance (Neuberger & Berman New York
                      Insured Intermediate Portfolio). . . . . . . . . . .    11
              Theodore P. Giuliano and Clara Del Villar - Portfolio Co-
                      Managers of the Portfolios . . . . . . . . . . . . .    13
              Types of Municipal Obligations . . . . . . . . . . . . . . .    13
              Yield and Price Characteristics of Municipal Obligations . .    17
              Investment in Taxable Securities . . . . . . . . . . . . . .    17
              Additional Investment Information  . . . . . . . . . . . . .    19
              Risks of Fixed Income Securities . . . . . . . . . . . . . .    30

     PERFORMANCE INFORMATION . . . . . . . . . . . . . . . . . . . . . . .    31
              Yield Calculations . . . . . . . . . . . . . . . . . . . . .    31
              Tax Equivalent Yield . . . . . . . . . . . . . . . . . . . .    32
              Total Return Computations  . . . . . . . . . . . . . . . . .    33
              Comparative Information  . . . . . . . . . . . . . . . . . .    34
              Other Performance Information  . . . . . . . . . . . . . . .    35

     CERTAIN RISK CONSIDERATIONS . . . . . . . . . . . . . . . . . . . . .    36
              New York City  . . . . . . . . . . . . . . . . . . . . . . .    38
              New York State . . . . . . . . . . . . . . . . . . . . . . .    39
              Puerto Rico  . . . . . . . . . . . . . . . . . . . . . . . .    40

     TRUSTEES AND OFFICERS . . . . . . . . . . . . . . . . . . . . . . . .    41

     INVESTMENT MANAGEMENT AND ADMINISTRATION SERVICES . . . . . . . . . .    47
              Investment Manager and Administrator . . . . . . . . . . . .    47
              Sub-Adviser  . . . . . . . . . . . . . . . . . . . . . . . .    50
              Investment Companies Managed . . . . . . . . . . . . . . . .    52
              Management and Control of N&B Management . . . . . . . . . .    54

     DISTRIBUTION ARRANGEMENTS . . . . . . . . . . . . . . . . . . . . . .    55

     ADDITIONAL PURCHASE INFORMATION . . . . . . . . . . . . . . . . . . .    55
              Automatic Investing and Dollar Cost Averaging  . . . . . . .    55

     ADDITIONAL EXCHANGE INFORMATION . . . . . . . . . . . . . . . . . . .    56

     ADDITIONAL REDEMPTION INFORMATION . . . . . . . . . . . . . . . . . .    59
              Suspension of Redemptions  . . . . . . . . . . . . . . . . .    59
              Redemptions in Kind  . . . . . . . . . . . . . . . . . . . .    60

     DIVIDENDS AND OTHER DISTRIBUTIONS . . . . . . . . . . . . . . . . . .    60

     ADDITIONAL TAX INFORMATION  . . . . . . . . . . . . . . . . . . . . .    61
              Taxation of the Funds  . . . . . . . . . . . . . . . . . . .    61
              Taxation of the Portfolios . . . . . . . . . . . . . . . . .    62
              Taxation of the Funds' Shareholders  . . . . . . . . . . . .    65

     VALUATION OF PORTFOLIO SECURITIES
              (Neuberger & Berman Municipal Money Portfolio) . . . . . . .    67

     PORTFOLIO TRANSACTIONS  . . . . . . . . . . . . . . . . . . . . . . .    67
              Portfolio Turnover . . . . . . . . . . . . . . . . . . . . .    68

     REPORTS TO SHAREHOLDERS . . . . . . . . . . . . . . . . . . . . . . .    68

     CUSTODIAN AND TRANSFER AGENT  . . . . . . . . . . . . . . . . . . . .    68

     INDEPENDENT AUDITORS  . . . . . . . . . . . . . . . . . . . . . . . .    69

     LEGAL COUNSEL . . . . . . . . . . . . . . . . . . . . . . . . . . . .    69

     CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES . . . . . . . . .    69

     REGISTRATION STATEMENT  . . . . . . . . . . . . . . . . . . . . . . .    70

     FINANCIAL STATEMENTS  . . . . . . . . . . . . . . . . . . . . . . . .    70

     Appendix A  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    72
              RATINGS OF MUNICIPAL OBLIGATIONS AND COMMERCIAL PAPER  . . .    72

     Appendix B  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    76
              THE ART OF INVESTMENT:
                      A CONVERSATION WITH ROY NEUBERGER  . . . . . . . . .    76

                                INVESTMENT INFORMATION

                      Each Fund is a separate operating series of Neuberger & Berman Income Funds ("Trust"), a Delaware business trust that is registered with the Securities and Exchange Commission ("SEC") as an open-end management investment company. Each Fund seeks its investment objective by investing all of its net investable assets in a Portfolio of Income Managers Trust ("Managers Trust") that has an investment objective identical to, and a name similar to, that of the Fund. Each Portfolio, in turn, invests in securities in accordance with an investment objective, policies, and limitations identical to those of its corresponding Fund. (The Trust and Managers Trust, which is an open-end management investment company managed by N&B Management, are together referred to below as the "Trusts.")


                      The following information supplements the discussion in the Prospectus of the investment objective, policies, and limitations of each Fund and Portfolio. The investment objective and, unless otherwise specified, the investment policies and limitations of each Fund and Portfolio are not fundamental. Although any investment policy or limitation that is not fundamental may be changed by the trustees of the Trust ("Fund Trustees") or of Managers Trust ("Portfolio Trustees") without shareholder approval, each Fund intends to notify its shareholders before changing its investment objective or implementing any material change in any non-fundamental policy or limitation. The fundamental investment policies and limitations of a Fund or a Portfolio may not be changed without the approval of the lesser of (1) 67% of the total units of beneficial interest ("shares") of the Fund or Portfolio represented at a meeting at which more than 50% of the outstanding Fund or Portfolio shares are represented or (2) a majority of the outstanding shares of the Fund or Portfolio. These percentages are required by the Investment Company Act of 1940 ("1940 Act") and are referred to in this SAI as a "1940 Act majority vote." Whenever a Fund is called upon to vote on a change in a fundamental investment policy or limitation of its corresponding Portfolio, the Fund casts its votes thereon in proportion to the votes of its shareholders at a meeting thereof called for that purpose.

     Investment Policies and Limitations
     -----------------------------------

                      Municipal Money and Municipal Securities have the following fundamental investment policy, to enable them to invest in their corresponding Portfolios:

              Notwithstanding any other investment policy of the Fund, the Fund may invest all of its investable assets (cash, securities, and receivables relating to securities) in an open-end management investment company having substan-tially the same investment objective, policies, and limi-tations as the Fund.

                      New York Insured Intermediate has the following fundamental investment policy, to enable it to invest in its corresponding
     Portfolio:

              Notwithstanding any other investment policy or limitation of the Fund, the Fund may invest all of its investable assets in an open-end management investment company having substantially the same investment objective, policies, and limitations as the Fund.

                      All other fundamental investment policies and limitations and the non-fundamental investment policies and limitations of each Fund are identical to those of its corresponding Portfolio. Therefore, although the following discusses the investment policies and limitations of the Portfolios, it applies equally to their corresponding Funds.


                      For purposes of the investment limitation on concentra-tion in a particular industry, N&B Management determines the "issuer" of a municipal obligation that is not a general obligation note or bond based on the obligation's characteristics. The most significant of these characteristics is the source of funds for the payment of principal and interest on the obligation. If an obligation is backed by an irrevocable letter of credit or other guarantee, without which the obligation would not qualify for purchase under a Portfolio's quality restrictions, the issuer of the letter of credit or the guarantee is considered an issuer of the obligation. If an obligation meets a Portfolio's quality restrictions without credit support, the Portfolio treats the commercial developer or the industrial user, rather than the governmental entity or the guarantor, as the only issuer of the obligation, even if the obligation is backed by a letter of credit or other guarantee.

                      Except for the limitation on borrowing and the limitation on ownership of portfolio securities by officers and trustees, any investment policy or limitation that involves a maximum percentage of securities or assets will not be considered to be violated unless the percentage limitation is exceeded immediately after, and because of, a transaction by a Portfolio.

                      The fundamental investment policies and limitations of Neuberger & Berman Municipal Money and Neuberger & Berman Municipal Securities Portfolios are as follows:

                      1. Borrowing. Neither Portfolio may borrow money, except that a Portfolio may (i) borrow money from banks for temporary or emergency purposes and not for leveraging or investment and (ii) enter into reverse repurchase transactions for any purpose; provided that (i) and (ii) in combination do not exceed 33-1/3% of the value of its total assets (including the amount borrowed) less liabilities (other than borrowings). If at any time borrowings exceed 33-1/3% of the value of a Portfolio's total assets, the Portfolio will reduce its borrowings within three days (excluding Sundays and holidays) to the extent necessary to comply with the 33-1/3% limitation.

                      2. Commodities. Neuberger & Berman Municipal Money Portfolio may not purchase commodities or contracts thereon, except that it may purchase the securities of issuers that own interests in any of the foregoing. Neuberger & Berman Municipal Securities Portfolio may not purchase physical commodities or contracts thereon, unless acquired as a result of the ownership of securities or instruments, but this restriction shall not prohibit Neuberger & Berman Municipal Securities Portfolio from purchasing futures contracts or options (including options on futures con-tracts, but excluding options or future contracts on physical commodities) or from investing in securities of any kind.

                      3. Diversification. Neither Portfolio may, with respect to 75% of the value of its total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities ("U.S. Government and Agency Securities")) if, as a result, (i) more than 5% of the value of the Portfolio's total assets would be invested in the securities of that issuer or (ii) the Portfolio would hold more than 10% of the outstanding voting securities of that issuer.

                      4. Industry Concentration. Neither Portfolio may invest 25% or more of its total assets in the securities of issuers having their principal business activities in the same industry, except that this limitation does not apply to (i) U.S. Government and Agency Securities,
     (ii) municipal securities, or (iii) certificates of deposit ("CDs") or bankers' acceptances issued by domestic banks.

                      5. Lending. Neither Portfolio may lend any securities or make any other loan if, as a result, more than 33-1/3% of its total assets (taken at current value) would be lent to other parties, except, in accordance with its investment objective, policies, and limitations (i) through the purchase of a portion of an issue of debt securities and (ii) by engaging in repurchase agreements.

                      6. Real Estate. Neither Portfolio may purchase real estate unless acquired as a result of the ownership of securities or instruments, but this restriction shall not prohibit a Portfolio from purchasing securities issued by entities or investment vehicles that own or deal in real estate or interests therein, or instruments secured by real estate or interests therein.

                      7. Senior Securities. Neither Portfolio may issue senior securities, except as permitted under the 1940 Act.

                      8. Underwriting. Neither Portfolio may underwrite securities of other issuers, except to the extent that a Portfolio, in disposing of portfolio securities, may be deemed to be an underwriter within the meaning of the Securities Act of 1933 ("1933 Act").

                      The non-fundamental investment policies and limitations of Neuberger & Berman Municipal Money and Neuberger & Berman Municipal Securities Portfolios are as follows:

                      1. Geographic Concentration. Neither Portfolio will invest 25% or more of its total assets in securities issued by govern-mental units located in any one state, territory, or possession of the United States (but this limitation does not apply to project notes backed by the full faith and credit of the United States).

                      2. Illiquid Securities. Neither Portfolio may purchase any security if, as a result, more than 10% of its net assets would be invested in illiquid securities. Illiquid securities include securities that cannot be sold within seven days in the ordinary course of business for approximately the amount at which the Portfolio has valued the securities, such as repurchase agreements maturing in more than seven days.

                      3. Unseasoned Issuers. Neither Portfolio currently intends to purchase the securities of any issuer (other than securities issued or guaranteed by domestic or foreign governments or political subdivisions thereof) if, as a result, more than 5% of a Portfolio's total assets would be invested in the securities of business enterprises that, including predecessors, have a record of less than three years of continuous operation. For purposes of this limitation, pass-through entities and other special purpose vehicles or pools of financial assets are not considered to be business enterprises.

                      4. Ownership of Portfolio Securities by Officers and Trustees. Neither Portfolio may purchase or retain the securities of any issuer if, to the knowledge of N&B Management, those officers and trustees of Managers Trust and officers and directors of N&B Management who each owns individually more than 1/2 of 1% of the outstanding securities of such issuer, together own more than 5% of such securities.

                      5. Investments in Other Investment Companies. Neither Portfolio may purchase securities of other investment companies, except to the extent permitted by the 1940 Act and in the open market at no more than customary brokerage commission rates. This limitation does not apply to securities received or acquired as dividends, through offers of exchange, or as a result of a reorganization, consolidation, or merger.

                      6. Oil and Gas Programs. Neither Portfolio may invest in participations or other direct interests in oil, gas, or other mineral exploration or development programs or leases.

                      7. Borrowing. Neither Portfolio may purchase securities if outstanding borrowings, including any reverse repurchase agreements, exceed 5% of its total assets.

                      8. Lending. Except for the purchase of debt securities and engaging in repurchase agreements, neither Portfolio may make any loans other than securities loans.

                      9. Margin Transactions. Neither Portfolio may purchase securities on margin from brokers or other lenders, except that a Portfolio may obtain such short-term credits as are necessary for the clearance of securities transactions. For Neuberger & Berman Municipal Securities Portfolio, margin payments in connection with transactions in futures contracts and options on futures contracts shall not constitute the purchase of securities on margin and shall not be deemed to violate the foregoing limitation.

                      10. Short Sales. Neither Portfolio may sell securities short, unless it owns, or has the right to obtain without payment of additional consideration, securities equivalent in kind and amount to the securities sold. For Neuberger & Berman Municipal Securities Portfolio, transactions in futures contracts and options shall not constitute selling securities short.

                      11. Puts, Calls, Straddles, or Spreads. Neither Portfolio may invest in puts, calls, straddles, spreads, or any combina-tion thereof, except that a Portfolio may purchase securities with rights to put the securities to the seller in accordance with its investment program, and Neuberger & Berman Municipal Securities Portfolio may purchase options on interest-rate futures contracts. Neuberger & Berman Municipal Securities Portfolio does not construe the foregoing limitation to preclude it from purchasing or selling options on futures contracts, and neither Portfolio construes the limitation to preclude it from purchasing securities with rights to put the security to the issuer or a guarantor.

                      12. Real Estate Limited Partnerships. Neither Portfolio may invest in partnership or similar interests in real estate limited partnerships.

                      The fundamental investment policies and limitations of Neuberger & Berman New York Insured Intermediate Portfolio are as follows:

                      1. Borrowing. The Portfolio may not borrow money, except that the Portfolio may (i) borrow money from banks for temporary or emergency purposes and not for leveraging or investment and (ii) enter into reverse repurchase transactions for any purpose; provided that (i) and (ii) in combination do not exceed 33-1/3% of the value of its total assets (including the amount borrowed) less liabilities (other than borrowings). If at any time borrowings exceed 33-1/3% of the value of the Portfolio's total assets, the Portfolio will reduce its borrowings within three days (excluding Sundays and holidays) to the extent necessary to comply with the 33-1/3% limitation.

                      2.       Commodities.   The Portfolio may not purchase
     physical commodities or contracts thereon, unless acquired as a result of the ownership of securities or instruments, but this restriction shall not prohibit the Portfolio from purchasing futures contracts or options (including options on futures contracts, but excluding options or futures contracts on physical commodities) or from investing in securities of any kind.

                      3. Industry Concentration. The Portfolio may not purchase any security if, as a result, 25% or more of its total assets (taken at current value) would be invested in the securities of issuers having their principal business activities in the same industry. This limitation does not apply to U.S. Government and Agency Securities. State and local governments, their agencies and instrumentalities, including multi-state agencies, are not considered part of any "industry."

                      4. Lending. The Portfolio may not lend any security or make any other loan if, as a result, more than 33-1/3% of its total assets (taken at current value) would be lent to other parties, except, in accordance with its investment objective, policies, and limitations (i) through the purchase of debt securities and (ii) by engaging in repurchase agreements.

                      5. Real Estate. The Portfolio may not purchase real estate unless acquired as a result of the ownership of securities or instruments, but this restriction shall not prohibit the Portfolio from purchasing securities issued by entities or investment vehicles that own or deal in real estate or interests therein, or instruments secured by real estate or interests therein.

                      6. Senior Securities. The Portfolio may not issue senior securities, except as permitted under the 1940 Act.

                      7. Underwriting. The Portfolio may not engage in the business of underwriting securities of other issuers, except to the extent that the Portfolio, in disposing of portfolio securities, may be deemed to be an underwriter within the meaning of the 1933 Act.

                      The non-fundamental investment policies and limitations of Neuberger & Berman New York Insured Intermediate Portfolio are as follows:

                      1. Diversification. At the close of each quarter of the Portfolio's taxable year, (i) not more than 25% of its total assets may be invested in the securities of a single issuer and (ii) with regard to at least 50% of its total assets, not more than 5% of its total assets may be invested in the securities of a single issuer. These limitations do not apply to U.S. Government and Agency Securities.

                      2. Illiquid Securities. The Portfolio may not purchase any security if, as a result, more than 10% of its net assets would be invested in illiquid securities. Illiquid securities include securities that cannot be sold within seven days in the ordinary course of business for approximately the amount at which the Portfolio has valued the securities, such as repurchase agreements maturing in more than seven days.

                      3. Unseasoned Issuers. The Portfolio currently does not intend to purchase the securities of any issuer (other than securities issued or guaranteed by domestic or foreign governments or political subdivisions thereof) if, as a result, more than 5% of the Portfolio's total assets would be invested in the securities of business enterprises that, including predecessors, have a record of less than three years of continuous operation. For purposes of this limitation, pass-through entities and other special purpose vehicles or pools of financial assets are not considered to be business enterprises.

                      4. Ownership of Portfolio Securities by Officers and Trustees. The Portfolio may not purchase or retain the securities of any issuer if, to the knowledge of N&B Management, those officers and trustees of Managers Trust, and officers and directors of N&B Management who each owns individually more than 1/2 of 1% of the outstanding securities of such issuer, together own more than 5% of such securities.

                      5. Investments in Other Investment Companies. The Portfolio may not purchase securities of other investment companies, except to the extent permitted by the 1940 Act and in the open market at no more than customary brokerage commission rates. This limitation does not apply to securities received or acquired as dividends, through offers of exchange, or as a result of a reorganization, consolidation, or merger.

                      6. Oil and Gas Programs. The Portfolio may not invest in participations or other direct interests in oil, gas, or other mineral exploration or development programs or leases.

                      7. Borrowing. The Portfolio may not purchase securities if outstanding borrowings, including any reverse repurchase agreements, exceed 5% of its total assets.

                      8. Lending. Except for the purchase of debt securities and engaging in repurchase agreements, the Portfolio may not make any loans other than securities loans.

                      9. Margin Transactions. The Portfolio may not purchase securities on margin from brokers or other lenders, except that the Portfolio may obtain such short-term credits as are necessary for the clearance of securities transactions. Margin payments in connection with transactions in futures contracts and options on futures contracts shall not constitute the purchase of securities on margin and shall not be deemed to violate the foregoing limitation.

                      10. Short Sales. The Portfolio may not sell securities short, unless it owns, or has the right to obtain without payment of additional consideration, securities equivalent in kind and amount to the securities sold. Transactions in futures contacts and options shall not constitute selling securities short.

                      11. Real Estate Limited Partnerships. The Portfolio may not invest in partnership or similar interests in real estate limited partnerships.


     Investment Approaches of Neuberger & Berman Municipal Securities Portfolio and Neuberger & Berman New York Insured Intermediate Portfolio


                      Neuberger & Berman Municipal Securities Portfolio and Neuberger & Berman New York Insured Intermediate Portfolio are managed in accordance with an investment approach developed by their sub-adviser, Neuberger & Berman, LLC ("Neuberger & Berman"), and currently used by that firm in managing taxable and tax-exempt fixed income portfolios with an aggregate value of approximately $______ billion. In the tax-exempt area, the approach is based, in part, on market studies that compared the yield and price volatility of short- to intermediate-term municipal obliga-tions -- securities having maturities of five to ten years -- with the yield and price volatility of long-term municipal bonds -- securities having maturities of up to thirty years. The studies showed that munici-pal obligations with maturities of five to ten years have generally produced from 80% to 90% of the yield but have been subject to only one-half to two-thirds of the price volatility of 30-year municipal bonds.




                      The average duration of each Portfolio is actively managed and may not exceed ten years. Futures, options and options on futures have durations which are generally related to the duration of the securities underlying them. There are some situations where even the standard duration calculation does not properly reflect the interest rate exposure of a security. For example, variable or floating rate securities often have final maturities of ten or more years; however, their interest rate exposure corresponds to the frequency of the coupon reset. See "Investment Information -- Variable or Floating Rate Securities; Demand and Put Features." In this and other, similar situations, N&B Management, where permitted, will use more sophisticated analytical techniques that incorporate the economic life of a security into the determination of its interest rate exposure.



     Municipal Bond Insurance (Neuberger & Berman New York Insured Intermediate Portfolio)

                      Neuberger & Berman New York Insured Intermediate Portfolio will purchase insured bonds only if, at the time of purchase, they have the highest credit rating available from an NRSRO. For an insured bond to receive the highest credit rating, an NRSRO must rate the claims-paying ability or financial strength of the insurance company in the highest category. There is, of course, no guarantee that the insurance company will continue to receive the highest credit rating or that it will be able to meet its obligation to the Portfolio. See Appendix A for a summary of the highest ratings of Municipal Bond Insurance companies by S&P and Moody's.

                      The Municipal Bond Insurance covering the New York Municipal Securities purchased by the Portfolio may be either new issue insurance ("New Issue Insurance") or secondary insurance ("Secondary Insurance"). New Issue Insurance is purchased by the issuer of the municipal security at the time of the original issuance of such security. Secondary Insurance may be purchased by the broker, another investor or the Portfolio after the municipal security is originally issued. Generally, the Portfolio expects to purchase New York Municipal Securities that have been insured by another party.

                      The Portfolio may purchase bonds insured by AMBAC Indemnity Corporation ("AMBAC"), Municipal Bond Investors Assurance Corporation ("MBIA Corp."), Financial Guaranty Insurance Company ("FGIC"), or any other insurance company that has received the highest credit rating from at least one NRSRO. The Portfolio may invest more than 25% of its assets in bonds insured by the same insurance company. AMBAC, FGIC and MBIA Corp. collectively hold a market share in excess of 90% of the Municipal Bond Insurance market.

                      AMBAC is a wholly-owned subsidiary of AMBAC Inc. and is licensed to do business in all 50 states, the District of Columbia, and Puerto Rico. AMBAC is the successor to the business of the oldest Municipal Bond Insurance company, which wrote the first Municipal Bond Insurance policy in 1971. According to its shareholder or other reports, AMBAC is a Wisconsin-domiciled stock insurance corporation with admitted assets of approximately $2,421,000,000 (unaudited) and statutory capital of approximately $1,359,000,000 (unaudited) as of December 31, 1995. Statutory capital consists of AMBAC Indemnity's policyholders' surplus and statutory contingency reserve. AMBAC primarily provides New Issue Insurance.


                      MBIA Corp. is a wholly-owned subsidiary of MBIA Inc. and is licensed to do business in all 50 states, the District of Columbia, Guam, the Northern Mariana Islands, the U.S. Virgin Islands, and Puerto Rico. MBIA Corp. primarily provides New Issue Insurance and Secondary Insurance. It also provides surety bonds for debt service reserve funds. MBIA Corp. also insures other types of obligations, such as asset-backed securities, debt of investor-owned utilities and municipal deposits in approved financial institutions. According to its shareholder or other reports, as of June 30, 1996, MBIA Corp. had admitted assets of $4.2 billion (unaudited), total liabilities of $2.8 billion (unaudited), and total capital and surplus of $1.4 billion (unaudited) determined in accordance with statutory accounting practices prescribed or permitted by insurance regulatory authorities. According to its shareholder or other reports, as of December 31, 1995, MBIA Corp. had admitted assets of $3.8 billion (audited), total liabilities of $2.5 billion (audited), and total capital and surplus of $1.3 billion (audited) determined in accordance with statutory accounting practices prescribed or permitted by insurance regulatory authorities.


                      FGIC is a wholly-owned subsidiary of FGIC Corporation, which is a subsidiary of General Electric Capital Corporation. FGIC is licensed to do business in all 50 states, the District of Columbia, the United Kingdom and France. FGIC is a leading insurer of municipal bonds, and also insures a variety of structured debt issues in the taxable
     market.   According to its shareholder or other reports, as of September
     30, 1996, the total capital and surplus of FGIC was approximately $1,097,000,000. Approximately 86% of the business written to date by FGIC has been Municipal Bond Insurance.


     Theodore P. Giuliano and Clara Del Villar - Portfolio Co-Managers of the Portfolios


                      Ms. Del Villar notes: "Neuberger & Berman Municipal Money Portfolio invests only in high-quality, short-term municipal obligations and uses the amortized cost method of valuation to enable Municipal Money to maintain a constant share price of $1.00. Because this Portfolio invests exclusively in short-term municipal obligations, Municipal Money's shareholders avoid the market fluctuations and risk that come with investment in longer-term municipal bonds and still receive dividends that are generally exempt from federal income tax."


                      Ms. Del Villar states: "Neuberger & Berman Municipal Securities Portfolio seeks high tax-exempt current income at reduced risk by investing primarily in short- to intermediate-term municipal obligations. This Portfolio also seeks to reduce the risk to principal. Based on our studies, we've determined that the risk-reward tradeoffs in the municipal bond market occur a little further out on the yield curve. So the average duration of this Portfolio is managed accordingly. We also actively manage this Portfolio to try to enhance the investors' total return on a risk-adjusted basis in both bull and bear markets. Of course, we can't guarantee such returns."


                      Ms. Del Villar notes: "Neuberger & Berman New York Insured Intermediate Portfolio seeks high triple tax-exempt current income at reduced risk by maintaining a dollar-weighted average duration of ten years or less. The Portfolio also seeks to reduce the risk to principal by predominately purchasing insured New York Municipal Securities. The Portfolio seeks to maximize total return by identifying municipal obligations that are undervalued due to temporary dislocations of supply and demand. Also, the Portfolio is actively managed to enhance the investments' return through optional yield curve allocation."

     Types of Municipal Obligations

                      The tax-exempt status of any issue of municipal obliga-tions is determined on the basis of an opinion of the issuer's bond counsel at the time the obligations are issued. Except as otherwise provided in the Prospectus and this SAI, the Portfolios' investment portfolios may consist of any combination of the types of municipal obligations described in the Prospectus or in this SAI. The proportions in which each Portfolio invests in various types of municipal obligations will vary from time to time.

                      General Obligation Bonds. A general obligation bond is backed by the governmental issuer's pledge of its full faith and credit and power to raise taxes for payment of principal and interest under the bond. The taxes or special assessments that can be levied for the payment of debt service may be limited or unlimited as to rate or amount. Many jurisdictions face political and economic constraints on their ability to raise taxes. These limitations and constraints may adversely affect the ability of the governmental issuer to meet its obligations under the bonds in a timely manner.

                      Revenue Bonds. Revenue bonds are issued to finance a wide variety of public projects, including (1) housing, (2) electric, gas, water, and sewer systems, (3) highways, bridges, and tunnels, (4) port and airport facilities, (5) colleges and universities, and (6) hospitals. In some cases, repayment of these bonds depends upon annual legislative appropriations; in other cases, if the issuer is unable to meet its legal obligation to repay the bond, repayment becomes an unenforceable "moral commitment" of a related governmental unit (subject, however, to appropriations). Revenue bonds issued by housing finance authorities are backed by a wider range of security, including partially or fully insured mortgages, rent subsidized and/or collateralized mortgages, and net revenues from housing projects.

                      Most industrial development bonds are revenue bonds, in that principal and interest are payable only from the net revenues of the facility financed by the bonds. These bonds generally do not constitute a pledge of the general credit of the public or private operator or user of the facility. In some cases, however, payment may be secured by a pledge of real and personal property constituting the facility.

                      Municipal Lease Obligations (Neuberger & Berman Municipal Securities Portfolio and Neuberger & Berman New York Insured Intermediate Portfolio). These obligations, which may take the form of a lease, an installment purchase, or a conditional sale contract, are issued by a state or local government or authority to acquire land and a wide variety of equipment and facilities. A Portfolio will usually invest in municipal lease obligations through certificates of participation ("COPs"), which give the Portfolio a specified, undivided interest in the obligation. For example, a COP may be created when long-term revenue bonds are issued by a governmental corporation to pay for the acquisition of property. The payments made by the municipality under the lease are used to repay interest and principal on the bonds. Once these lease payments are completed, the municipality gains ownership of the property. These obligations are distinguished from general obligation or revenue bonds in that they typically are not backed fully by the municipality's credit, and their interest may become taxable if the lease is assigned. The lease subject to the transaction usually contains a "non-appropriation" clause. A non-appropriation clause states that, while the municipality will use its best efforts to make lease payments, the municipality may terminate the lease without penalty if the municipality's appropriating body does not allocate the necessary funds. Such termination would result in a significant loss to a Portfolio.

                      Municipal Notes.  Municipal notes include the following:

                               1.      Project notes are issued by local
     issuing agencies created under the laws of a state, territory, or possession of the United States to finance low-income housing, urban redevelopment, and similar projects. These notes are backed by an agreement between the local issuing agency and the Department of Housing and Urban Development ("HUD"). Although the notes are the primary obligations of the local issuing agency, the HUD agreement provides the full faith and credit of the U.S. as additional security.

                               2.      Tax anticipation notes are issued to
     finance working capital needs of municipalities. Generally, they are issued in anticipation of future seasonal tax revenues, such as income, sales, use, and business taxes, and are payable from these future revenues.

                               3.      Revenue anticipation notes are issued in
     expectation of receipt of other types of revenue, such as that available under federal revenue-sharing programs. Because of proposed measures to reform the federal budget and alter the relative obligations of federal, state, and local governments, many revenue-sharing programs are in a state of uncertainty.

                               4.      Bond anticipation notes are issued to
     provide interim financing until long-term bond financing can be arranged. In most cases, the long-term bonds provide the funds for the repayment of the notes.

                               5.      Construction loan notes are sold to
     provide construction financing. After completion of construction, many projects receive permanent financing from the Federal National Mortgage Association ("FNMA") or the Government National Mortgage Association ("GNMA").

                               6.      Tax-exempt commercial paper is a short-
     term obligation issued by state or local governments or their agencies to finance seasonal working capital needs or as short-term financing in anticipation of longer-term financing.

                               7.      Pre-refunded and "escrowed" municipal
     bonds are bonds with respect to which the issuer has deposited, in an escrow account, an amount of securities and cash, if any, that will be sufficient to pay the periodic interest on and principal amount of the bonds, either at their stated maturity date or on the date the issuer may call the bonds for payment. This arrangement gives the investment a qual-ity equal to the securities in the account, usually U.S. Government Securities. The Portfolios can also purchase bonds issued to refund earlier issues. The proceeds of these refunding bonds are often used for escrow to support refunding.




                      Tender Option Bonds (Neuberger & Berman Municipal Securities Portfolio and Neuberger & Berman New York Insured Intermediate Portfolio). Tender option bonds are created by coupling an intermediate- or long-term fixed rate tax-exempt bond (generally held pursuant to a custodial arrangement) with a tender agreement that gives the holder the option to tender the bond at its face value. As consideration for providing the tender option, the sponsor (usually a bank, broker-dealer, or other financial institution) receives periodic fees equal to the difference between the bond's fixed coupon rate and the rate (determined by a remarketing or similar agent) that would cause the bond, coupled with the tender option, to trade at par on the date of such determination. After payment of the tender option fee, the Portfolio effectively holds a demand obligation that bears interest at the prevailing short-term tax-exempt rate. N&B Management considers the creditworthiness of the issuer of the underlying bond, the custodian, and the third party provider of the tender option. In certain instances, a sponsor may terminate a tender option if, for example, the issuer of the underlying bond defaults on interest payments or the bond's rating falls below investment grade.

     Yield and Price Characteristics of Municipal Obligations

                      Municipal obligations generally have the same yield and price characteristics as other debt securities. Yields depend on a variety of factors, including general conditions in the money and bond markets and, in the case of any particular securities issue, its amount, maturity, duration, and rating. Market prices of fixed income securities usually vary upward or downward in inverse relationship to market interest rates.

                      Municipal obligations with longer maturities or durations tend to produce higher yields. They are generally subject to potentially greater price fluctuations, and thus greater appreciation or depreciation in value, than obligations with shorter maturities or durations and lower yields. An increase in interest rates generally will reduce the value of a Portfolio's investments, whereas a decline in interest rates generally will increase that value. The ability of each Portfolio to achieve its investment objective also is dependent on the continuing ability of the issuers of the municipal obligations in which the Portfolios invest (or, in the case of industrial development bonds, the revenues generated by the facility financed by the bonds or, in certain other instances, the provider of the credit facility backing the bonds) to pay interest and principal when due.

     Investment in Taxable Securities

                      The types of taxable securities in which each Portfolio temporarily may invest are limited to the following short-term fixed income securities, which mature in one year or less from the time of purchase:


                      U.S. Government and Agency Securities. U.S. Government and Agency Securities are direct obligations of the U.S. Government, or its agencies and instrumentalities. Many agency securities are not backed by the full faith and credit of the United States.


                      Banking Securities. The Portfolios may invest in banking obligations, which include CDs, time deposits, bankers' acceptances, and other short-term debt obligations issued by U.S. commercial banks. CDs are receipts for funds deposited for a specified period of time at a specified rate of return; time deposits generally are similar to CDs, but are uncertificated. Bankers' acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international commercial transactions. The CDs, time deposits, and bankers' acceptances in which the Portfolios invest typically are not covered by deposit insurance.


                      A Portfolio may invest in securities issued by a U.S. commercial bank only if (1) the bank has total assets of at least $1,000,000,000, (2) the bank or institution is on N&B Management's approved list, and (3) its deposits are insured by the Federal Deposit Insurance Corporation.


                      Repurchase Agreements. Repurchase agreements are agreements under which a Portfolio purchases securities from a bank that is a member of the Federal Reserve System or a securities dealer that agrees to repurchase the securities from the Portfolio at a higher price on a designated future date. Repurchase agreements generally are for a short period of time, usually less than a week. Repurchase agreements with a maturity of more than seven days are considered to be illiquid securities. No Portfolio may enter into such a repurchase agreement if, as a result, more than 10% of the value of its net assets would then be invested in such repurchase agreements and other illiquid securities. A Portfolio may enter into a repurchase agreement only if (1) the underlying securities are of the type (excluding maturity and duration limitations) that the Portfolio's investment policies and limitations would allow it to purchase directly, except that Neuberger & Berman Municipal Money Portfolio may invest only in repurchase agreements with respect to securities rated in the highest rating category by S&P, Moody's, or any other NRSRO, (2) the market value of the underlying securities, including accrued interest, at all times equals or exceeds the repurchase price, and
     (3) payment for the underlying securities is made only upon satisfactory evidence that the securities are being held for the Portfolio's account by its custodian or a bank acting as the Portfolio's agent.

                      Securities Loans. In order to realize income, each Port-folio may lend portfolio securities with a value not exceeding 33-1/3% of its total assets to banks, brokerage firms, or institutional investors judged creditworthy by N&B Management. Borrowers are required continu-ously to secure their obligations to return securities on loan from the Portfolio by depositing collateral in a form determined to be satisfactory by the Portfolio Trustees. The collateral, which must be marked to market daily, must be equal to at least 100% of the market value of the loaned securities, which will also be marked to market daily. N&B Management believes the risk of loss on these transactions is slight because, if a borrower were to default for any reason, the collateral should satisfy the obligation. However, as with other extensions of secured credit, loans of portfolio securities involve some risk of loss of rights in the collateral should the borrower fail financially.

                      Commercial Paper. Commercial paper is a short-term debt security issued by a corporation, bank, municipality, or other issuer, usually for purposes such as financing current operations. Each Portfolio may invest only in commercial paper receiving the highest rating from S&P (A-1) or Moody's (P-1), or deemed by N&B Management to be of equivalent quality. Each Portfolio may invest in commercial paper that cannot be resold to the public without an effective registration statement under the 1933 Act. While restricted commercial paper normally is deemed illiquid, N&B Management may in certain cases determine that such paper is liquid, pursuant to guidelines established by the Portfolio Trustees.

                      Swap Agreements (Neuberger & Berman Municipal Securities Trust and New York Insured Intermediate Portfolio). To help enhance the value of its portfolio or manage its exposure to different types of investments, the Portfolio may enter into interest rate and mortgage swap agreements and may purchase and sell interest rate "caps," "floors," and "collars." In accordance with SEC staff requirements, the Portfolio will segregate cash or liquid high-grade debt securities in an amount equal to its obligations under swap agreements; when an agreement provides for netting of the payments by the two parties, the Portfolio will segregate only the amount of its net obligation, if any.

     Additional Investment Information

                      The Portfolios' investments in municipal obligations and taxable securities may take the form of the following types of investments:

                      Variable or Floating Rate Securities; Demand and Put Features. Variable rate securities provide for automatic adjustment of the interest rate at fixed intervals (e.g., daily, monthly, or semi-annually); floating rate securities provide for automatic adjustment of the interest rate whenever a specified interest rate or index changes.
     The interest rate on variable and floating rate securities (collectively, "Adjustable Rate Securities") ordinarily is determined by reference to a particular bank's prime rate, the 90-day U.S. Treasury Bill rate, the rate of return on commercial paper or bank CDs, an index of short-term tax-exempt rates, or some other objective measure.


                      The Adjustable Rate Securities in which the Portfolios invest are municipal obligations which frequently permit the holder to demand payment of the obligations' principal and accrued interest at any time or at specified intervals not exceeding one year. The demand feature usually is backed by a credit instrument (e.g., a bank letter of credit) from a creditworthy issuer and sometimes by municipal bond insurance from a creditworthy insurer. Without these credit enhancements, some Adjustable Rate Securities might not meet the Portfolios' quality standards. Accordingly, in purchasing these securities, each Portfolio relies primarily on the creditworthiness of the credit instrument issuer or the insurer. Neither Neuberger & Berman Municipal Money Portfolio nor Neuberger & Berman Municipal Securities Portfolio may invest more than 5% of its total assets in securities backed by credit instruments from any one issuer or by insurance from any one insurer (excluding securities that do not rely on the credit instrument or insurance for their rating, i.e., stand on their own credit).


                      A Portfolio can also buy fixed rate securities accompanied by a demand feature or by a put option, which permits the Portfolio to sell the security to the issuer or third party at a specified price. A Portfolio may rely on the creditworthiness of issuers of the credit enhancements in purchasing these securities.


                      In calculating its maturity and duration, each Portfolio is permitted to treat certain Adjustable Rate Securities as maturing on a date prior to the date on which the final repayment of principal must unconditionally be made. In applying such maturity shortening devices, N&B Management considers whether the interest rate reset is expected to cause the security to trade at approximately its par value.


                      Purchases with a Standby Commitment to Repurchase. When a Portfolio purchases municipal obligations, it also may acquire a standby commitment obligating the seller to repurchase the obligations at an agreed price on a specified date or within a specified period. A standby commitment is the equivalent of a nontransferable "put" option held by a Portfolio that terminates if the Portfolio sells the obligations to a third party.

                      The Portfolios may enter into standby commitments only with banks and (if permitted under the 1940 Act) securities dealers determined to be creditworthy. A Portfolio's ability to exercise a standby commitment depends on the ability of the bank or securities dealer to pay for the obligations on exercise of the commitment. If a bank or securities dealer defaults on its commitment to repurchase such obligations, a Portfolio may be unable to recover all or even part of any loss it may sustain from having to sell the obligations elsewhere.

                      Although none of the Portfolios currently intends to invest in standby commitments, each reserves the right to do so. No Port-folio will invest in standby commitments unless it receives an opinion of counsel or a ruling of the Internal Revenue Service ("Service") satisfactory to the Portfolio Trustees that the interest earned by the Portfolio on municipal obligations subject to a standby commitment will be exempt from federal income tax. No Portfolio will acquire standby commitments with a view to exercising them when the exercise price exceeds the current value of the underlying obligations; a Portfolio will do so only to facilitate portfolio liquidity. By enabling a Portfolio to dispose of municipal obligations at a predetermined price prior to maturity, this investment technique allows the Portfolio to be fully invested while preserving the flexibility to make commitments for when-issued securities, take advantage of other buying opportunities, and meet redemptions.

                      Standby commitments are valued at zero in determining net asset value ("NAV"). The maturity or duration of municipal obligations purchased by a Portfolio is not shortened by a standby commitment. There-fore, standby commitments do not affect the average maturity or duration of the Portfolio's investment portfolio.

                      Participation Interests. The Portfolios may purchase from banks participation interests in all or part of specific holdings of short-term municipal obligations. Each participation interest is backed by an irrevocable letter of credit issued by a selling bank determined to be creditworthy. A Portfolio has the right to sell the participation interest back to the bank, usually after seven days' notice, for the full principal amount of its participation, plus accrued interest, but only
     (1) to provide portfolio liquidity, (2) to maintain portfolio quality, or
     (3) to avoid loss when the underlying municipal obligations are in default. Although no Portfolio currently intends to acquire participation interests, each reserves the right to do so in the future. No Portfolio will purchase participation interests unless it receives an opinion of counsel or a ruling of the Service satisfactory to the Portfolio Trustees that interest earned by the Portfolio on municipal obligations in which it holds participation interests is exempt from federal income tax.

                      Restricted Securities and Rule 144A Securities. The Portfolios may invest in restricted securities, which are securities that may not be sold to the public without an effective registration statement under the 1933 Act. Before they are registered, such securities may be sold only in a privately negotiated transaction or pursuant to an exemption from registration. In recognition of the increased size and liquidity of the institutional market for unregistered securities and the importance of institutional investors in the formation of capital, the SEC has adopted Rule 144A under the 1933 Act. Rule 144A is designed further to facilitate efficient trading among institutional investors by permitting the sale of certain unregistered securities to qualified institutional buyers. To the extent privately placed securities held by a Portfolio qualify under Rule 144A and an institutional market develops for those securities, the Portfolio likely will be able to dispose of the securities without registering them under the 1933 Act. To the extent that institutional buyers become, for a time, uninterested in purchasing these securities, investing in Rule 144A securities could increase the level of a Portfolio's illiquidity. N&B Management, acting under guidelines established by the Portfolio Trustees, may determine that certain securities qualified for trading under Rule 144A are liquid.


                      Where registration is required, a Portfolio may be obli-gated to pay all or part of the registration expenses, and a considerable period may elapse between the decision to sell and the time the Portfolio may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Portfolio might obtain a less favorable price than prevailed when it decided to sell. To the extent restricted securities, including Rule 144A securities are illiquid, purchases thereof will be subject to each Portfolio's 10% limit on investments in illiquid securities. Restricted securities for which no market exists are priced by a method that the Portfolio Trustees believe accurately reflects fair value.


                      When-Issued Transactions. Each Portfolio may purchase securities on a when-issued basis. In such a transaction, a Portfolio commits to purchase securities at a future date (to secure what N&B Management believes to be an advantageous price and yield at the time of the commitment) and pays for the securities when they are delivered. For instance, in periods of falling interest rates and rising prices, a Portfolio might purchase a security on a when-issued basis and sell a similar security to settle such purchase, thereby obtaining the benefit of currently higher yields. When-issued purchases are negotiated directly with the other party, and such commitments are not traded on an exchange.


                      The value of securities purchased on a when-issued basis and any subsequent fluctuations in their value are reflected in the computation of a Portfolio's net asset value ("NAV") starting on the date of the agreement to purchase the securities. Because the Portfolio has not yet paid for the securities, this produces an effect similar to leverage. The Portfolio does not earn interest on securities it has committed to purchase until the securities are paid for and delivered on the settlement date. Settlement of when-issued purchase transactions generally takes place within two months, although a Portfolio may agree to a longer settlement period.


                      A Portfolio will purchase securities on a when-issued basis only with the intention of completing the transaction and actually purchasing the securities. If deemed advisable as a matter of investment strategy, however, a Portfolio may dispose of or renegotiate a commitment after it has been entered into. A Portfolio also may sell securities it has committed to purchase before those securities are delivered to the Portfolio on the settlement date. The Portfolio may realize capital gains or losses in connection with these transactions.


                      When a Portfolio purchases securities on a when-issued basis, it will maintain in a segregated account with its custodian, until payment is made, cash or appropriate liquid securities having an aggregate market value (determined daily) at least equal to the amount of the Portfolio's purchase commitments. This procedure is designed to ensure that the Portfolio maintains sufficient assets at all times to cover its obligations under when-issued purchases.


                      Reverse Repurchase Agreements.   In a reverse
     repurchase agreement, a Portfolio sells portfolio securities subject to its agreement to repurchase the securities at a later date for a fixed price reflecting a market rate of interest; these agreements are considered borrowings for purposes of the Portfolios' investment policies and limitations concerning borrowings. While a reverse repurchase agreement is outstanding, a Portfolio will maintain with its custodian in a segregated account cash, U.S. Government or Agency Securities or other liquid, high-grade debt securities, marked to market daily, in an amount at least equal to the Portfolio's obligations under the agreement. There is a risk that the contra-party to a reverse repurchase agreement will be unable or unwilling to complete the transaction as scheduled, which may result in losses to the Portfolio.


                      Zero Coupon Securities. Zero coupon securities are debt obligations that do not entitle the holder to any periodic payment of interest prior to maturity or that specify a future date when the securities begin to pay current interest. Zero coupon securities are issued and traded at a discount from their face amount or par value. This discount varies depending on prevailing interest rates, the time remaining until cash payments begin, the liquidity of the securities, and the perceived credit quality of the issuer.

                      The discount on zero coupon securities ("original issue discount") is taken into account ratably by a Portfolio prior to the receipt of any actual payments. Because each Fund must distribute substantially all of its net income (including its pro rata share of its corresponding Portfolio's tax-exempt original issue discount) to its shareholders each year for income tax purposes (see "Additional Tax Information -- Taxation of the Funds"), a Portfolio may have to dispose of portfolio securities under disadvantageous circumstances to generate cash, or may be required to borrow, to satisfy its corresponding Fund's distribution requirements.


                      The market prices of zero coupon securities generally are more volatile than the prices of securities that pay interest periodically. Zero coupon securities are likely to respond to changes in interest rates to a greater degree than other types of debt securities having the same or similar maturities, durations, and credit quality.


                      Futures Contracts and Options Thereon (Neuberger &Berman Municipal Securities Portfolio and Neuberger & Berman New York Insured Intermediate Portfolio). Neuberger & Berman Municipal Securities and Neuberger & Berman New York Insured Intermediate Portfolios may purchase and sell Futures Contracts and options thereon in an attempt to hedge against changes in the prices of municipal obligations and other securities resulting from changes in prevailing interest rates. Because the futures markets may be more liquid than the cash markets, the use of Futures permits a Portfolio to enhance portfolio liquidity and maintain a defensive position without having to sell portfolio securities. The Port-folios do not engage in transactions in Futures or options thereon for speculation. The Portfolios view investment in Futures and options thereon as a duration management device and/or a device to reduce risk and preserve total return in an adverse interest rate environment for the hedged securities.

                      A "sale" of a Futures Contract (or a "short" Futures position) entails the assumption of a contractual obligation to deliver the securities underlying the contract at a specified price at a specified future time. A "purchase" of a Futures Contract (or a "long" Futures position) entails the assumption of a contractual obligation to acquire the securities underlying the contract at a specified price at a specified future time. Certain Futures, including bond index Futures, are settled on a net cash payment basis rather than by the sale and delivery of the securities underlying the Futures.

                      U.S. Futures are traded on exchanges that have been designated as "contract markets" by the Commodity Futures Trading Commission ("CFTC"); Futures transactions must be executed through a futures commission merchant that is a member of the relevant contract market. The exchange's affiliated clearing organization guarantees performance of the contracts between the clearing members of the exchange.

                      Although Futures Contracts by their terms may require the actual delivery or acquisition of the underlying securities, in most cases the contractual obligation is extinguished by being offset before the expiration of the contract, without the parties having to make or take delivery of the assets. A Futures position is offset by buying (to offset an earlier sale) or selling (to offset an earlier purchase) an identical Futures Contract calling for delivery in the same month.


                      "Margin" with respect to Futures is the amount of assets that must be deposited by a Portfolio with, or for the benefit of, a futures commission merchant in order to initiate and maintain the Portfolio's Futures positions. The margin deposit made by a Portfolio when it enters into a Futures Contract ("initial margin") is intended to assure its performance of the contract. If the price of the Futures Contract changes -- increases in the case of a short (sale) position or decreases in the case of a long (purchase) position -- so that the unrealized loss on the contract causes the margin deposit not to satisfy margin requirements, the Portfolio will be required to make an additional margin deposit ("variation margin"). However, if favorable price changes in the Futures Contract cause the margin deposit to exceed the required margin, the excess will be paid to the Portfolio. In computing its daily NAV, each Portfolio marks to market the value of its open Futures positions. A Portfolio also must make margin deposits with respect to options on Futures that it has written. If the futures commission merchant holding the deposit goes bankrupt, the Portfolio could suffer a delay in recovering its funds and could ultimately suffer a loss.



                      An option on a Futures Contract gives the purchaser the right, in return for the premium paid, to assume a position in the contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the option exercise period. The writer of the option is required upon exercise to assume a short Futures position (if the option is a call) or a long Futures position (if the option is a put). Upon exercise of the option, the assumption of offsetting Futures positions by the writer and holder of the option is accompanied by delivery of the accumulated cash balance in the writer's Futures margin account. That balance represents the amount by which the market price of the Futures Contract at exercise exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option.

                      Although each Portfolio believes that the use of Futures Contracts will benefit it, if N&B Management's judgment about the general direction of the markets is incorrect, a Portfolio's overall return would be lower than if it had not entered into any such contracts. The prices of Futures are volatile and are influenced by, among other things, actual and anticipated changes in interest rates, which in turn are affected by fiscal and monetary policies and by national and international political and economic events. At best, the correlation between changes in prices of Futures and of the securities being hedged can be only approximate. Decisions regarding whether, when, and how to hedge involve skill and judgment. Even a well-conceived hedge may be unsuccessful to some degree because of unexpected market behavior or interest rate trends, or lack of correlation between the futures markets and the securities markets. Because of the low margin deposits required, Futures trading involves an extremely high degree of leverage; as a result, a relatively small price movement in a Futures Contract may result in an immediate and substantial loss, or gain, to the investor. Losses that may arise from certain Futures transactions are potentially unlimited.


                      Most U.S. futures exchanges limit the amount of fluctua-tion in the price of a Futures Contract or option thereon during a single trading day; once the daily limit has been reached, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day, however; it thus does not limit potential losses. In fact, it may increase the risk of loss, because prices can move to the daily limit for several consecutive trading days with little or no trading, thereby preventing liquidation of unfavorable Futures and option positions and subjecting investors to substantial losses. If this were to happen with respect to a position held by a Portfolio, it could (depending on the size of the position) have an adverse impact on the NAV of the Portfolio.


                      Put and Call Options (Neuberger & Berman New York Insured Intermediate Portfolio). Neuberger & Berman New York Insured Intermediate Portfolio may write and purchase put and call options on municipal securities and other securities. Generally, the purpose of writing and purchasing these options is to reduce the effect of price fluctuations of securities held by the Portfolio on the Portfolio's and its corresponding Fund's NAVs. The Portfolio may also write covered call options to earn premium income. Portfolio securities on which call and put options may be written and purchased by the Portfolio are purchased solely on the basis of investment considerations consistent with the Portfolio's investment objective.


                      The Portfolio will receive a premium for writing a put option, which obligates the Portfolio to acquire a security at a certain price at any time until a certain date if the purchaser of the option decides to exercise the option. The Portfolio may be obligated to purchase the underlying security at more than its current value.

                      When the Portfolio purchases a put option, it pays a premium to the writer for the right to sell a security to the writer for a specified amount at any time until a certain date. The Portfolio would purchase a put option in order to protect itself against a decline in the market value of a security it owns.

                      When the Portfolio writes a call option, it is obligated to sell a security to a purchaser at a specified price at any time until a certain date, if the purchaser decides to exercise the option. The Portfolio writes only "covered" call options on securities it owns. So long as the obligation of the call option continues, the Portfolio may be assigned an exercise notice, requiring it to deliver the underlying security against payment of the exercise price. The Portfolio may be obligated to deliver securities underlying a call option at less than the market price, thereby giving up any additional gain on the security.

                      When the Portfolio purchases a call option, it pays a premium for the right to purchase a security from the writer at a specified price until a specified date. The Portfolio would purchase a call option to protect against an increase in the price of securities it intends to purchase or to offset a previously written call option.

                      The writing of covered call options is a conservative investment technique that is believed to involve relatively little risk (in contrast to the writing of "naked" or uncovered call options, which the Portfolio will not do), but is capable of enhancing the Portfolio's
     total return.   When writing a covered call option, the Portfolio, in
     return for the premium, gives up the opportunity for profit from a price increase in the underlying security above the exercise price, but conversely retains the risk of loss should the price of the security decline. When writing a put option, the Portfolio, in return for the premium, takes the risk that it must purchase the underlying security at a price which may be higher than the current market price of the security. If a call or put option that the Portfolio has written expires unexercised, the Portfolio will realize a gain in the amount of the premium; however, in the case of a call option, that gain may be offset by a decline in the market value of the underlying security during the option period. If the call option is exercised, the Portfolio will realize a gain or loss from the sale of the underlying security.


                      The exercise price of an option may be below, equal to, or above the market value of the underlying security at the time the option is written. Options normally have expiration dates between three and nine months from the date written. The obligation under any option terminates upon expiration of the option or, at an earlier time, when the writer offsets the option by entering into a "closing purchase transaction" to purchase an option of the same series. If an option is purchased by the Portfolio and is never exercised, the Portfolio will lose the entire amount of the premium paid.


                      Options are traded both on national securities exchanges and in the over-the-counter ("OTC") market. Exchange-traded options in the U.S. are issued by a clearing organization affiliated with the exchange on which the option is listed; the clearing organization in effect guarantees completion of every exchange-traded option. In contrast, OTC options are contracts between the Portfolio and a counter-party, with no clearing organization guarantee. Thus, when the Portfolio sells (or purchases) an OTC option, it generally will be able to "close out" the option prior to its expiration only by entering into a "closing transaction" with the dealer to whom (or from whom) the Portfolio originally sold (or purchased) the option. There can be no assurance that the Portfolio would be able to liquidate an OTC option at any time prior to expiration. Unless the Portfolio is able to effect a closing purchase transaction in a covered OTC call option it has written, it will not be able to liquidate securities used as cover until the option expires or is exercised or until different cover is substituted. In the event of the counter-party's insolvency, the Portfolio may be unable to liquidate its options position and the associated cover. N&B Management monitors the creditworthiness of dealers with which the Portfolio may engage in OTC options transactions, and limits the Portfolio's counter-parties in such transactions to dealers with a net worth of at least $20 million as reported in their latest financial statements.

                      The assets used as cover for OTC options written by the Portfolio will be considered illiquid unless the OTC options are sold to qualified dealers who agree that the Portfolio may repurchase any OTC option it writes at a maximum price to be calculated by a formula set forth in the option agreement. The cover for an OTC call option written subject to this procedure will be considered illiquid only to the extent that the maximum repurchase price under the formula exceeds the intrinsic value of the option.

                      The premium received (or paid) by the Portfolio when it writes (or purchases) an option is the amount at which the option is currently traded on the applicable exchange, less (or plus) a commission. The premium may reflect, among other things, the current market price of the underlying security, the relationship of the exercise price to the market price, the historical price volatility of the underlying security, the length of the option period, the general supply of and demand for credit, and the interest rate environment. The premium received by the Portfolio for writing an option is recorded as a liability on the Portfolio's statement of assets and liabilities. This liability is adjusted daily to the option's current market value, which is the last sales price before the time the Portfolio's NAV is computed on the day the option is being valued or, in the absence of any trades thereof on that day, the mean between the closing bid and asked prices as of that time.


                      Closing transactions are effected in order to realize a profit on an outstanding option, to prevent an underlying security from being called, or to permit the sale or the put of the underlying security. Furthermore, effecting a closing transaction permits the Portfolio to write another call option on the underlying security with a different exercise price or expiration date or both. If the Portfolio desires to sell a security on which it has written a call option, it will seek to effect a closing transaction prior to, or concurrently with, the sale of the security. There is, of course, no assurance that the Portfolio will be able to effect closing transactions at favorable prices. If the

     Portfolio cannot enter into such a transaction, it may be required to hold a security that it might otherwise have sold (or purchase a security that it would not have otherwise bought), in which case it would continue to be at market risk on the security.


                      The Portfolio will realize a profit or loss from a closing purchase transaction if the cost of the transaction is less or more than the premium received from writing the call or put option. Because increases in the market price of a call option generally reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option is likely to be offset, in whole or in part, by appreciation of the underlying security owned by the Portfolio; however, the Portfolio could be in a less advantageous position than if it had not written the call option.

                      The Portfolio pays brokerage commissions in connection with purchasing or writing options, including those used to close out existing positions. These brokerage commissions normally are higher than those applicable to purchases and sales of portfolio securities.

                      From time to time, the Portfolio may purchase an underlying security for delivery in accordance with an exercise notice of a call option assigned to it, rather than delivering the security from its portfolio. In those cases, additional brokerage commissions are incurred.


                      Regulatory Limitations on Using Futures, Options on Futures, and Options on Securities (collectively, "Hedging Instruments"). To the extent a Portfolio sells or purchases Futures Contracts and/or writes options thereon other than for bona fide hedging purposes (as defined by the CFTC), the aggregate initial margin and premiums on these positions (excluding the amount by which options are "in-the-money") may not exceed 5% of the Portfolio's net assets.


                      In addition, (1) the aggregate premiums paid by a Portfolio on all options (both exchange-traded and OTC) held by it at any time may not exceed 20% of its net assets and (2) the aggregate margin deposits required on all exchange-traded Futures Contracts and related options held at any time by a Portfolio may not exceed 5% of its total assets.


                      General Risks of Hedging Instruments. The primary risks in using Hedging Instruments are (1) imperfect correlation or no correlation between changes in market value of the securities held or to be acquired by a Portfolio and changes in market value of Hedging Instruments; (2) possible lack of a liquid secondary market for Hedging Instruments and the resulting inability to close out Hedging Instruments when desired; (3) the fact that the skills needed to use Hedging Instruments are different from those needed to select a Portfolio's securities; (4) the fact that, although use of these instruments for hedging purposes can reduce the risk of loss, they also can reduce the opportunity for gain, or even result in losses, by offsetting favorable price movements in hedged investments; and (5) the possible inability of a Portfolio to purchase or sell a portfolio security at a time that would otherwise be favorable for it to do so, or the possible need for a Portfolio to sell a portfolio security at a disadvantageous time, due to its need to maintain "cover" or to segregate securities in connection with its use of Hedging Instruments. N&B Management intends to reduce the risk of imperfect correlation by investing only in those Hedging Instruments whose behavior is expected to resemble or offset that of a Portfolio's underlying securities. N&B Management intends to reduce the risk that a Portfolio will be unable to close out Hedging Instruments by entering into such transactions only if N&B Management believes there will be an active and liquid secondary market. The Hedging Instruments used by the Portfolios are generally considered "derivatives." There can be no assurance that a Portfolio's use of Hedging Instruments will be successful.

                      Neuberger & Berman Municipal Securities and Neuberger & Berman New York Insured Intermediate Portfolios' use of Hedging Instruments may be limited by provisions of the Internal Revenue Code of 1986, as amended ("Code"), with which each of those Portfolios must comply if its corresponding Fund is to continue to qualify as a regulated investment company ("RIC"). See "Additional Tax Information."

                      Cover for Hedging Instruments. Neuberger & Berman Municipal Securities and Neuberger & Berman New York Insured Intermediate Portfolios will comply with SEC guidelines regarding cover for Hedging Instruments and, if the guidelines so require, set aside in a segregated account with its custodian cash or appropriate liquid securities in the prescribed amount. Securities held in a segregated account cannot be sold while the Futures or option strategy covered by those securities is out-standing, unless they are replaced with other suitable assets. As a result, segregation of a large percentage of a Portfolio's assets could impede portfolio management or the Portfolio's ability to meet current obligations. A Portfolio may be unable promptly to dispose of assets which cover, or are segregated with respect to, an illiquid Futures or options position; this inability may result in a loss to the Portfolio.



     Risks of Fixed Income Securities

                      Fixed income securities are subject to the risk of an issuer's inability to meet principal and interest payments on its obligations ("credit risk") and are subject to price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer, and general market liquidity ("market risk"). Lower-rated securities are more likely to react to developments affecting market and credit risk than are more highly rated securities, which react primarily to movements in the general level of interest rates.

                      Subsequent to its purchase by a Portfolio, an issue of debt securities may cease to be rated or its rating may be reduced, so that the securities would no longer be eligible for purchase by that Portfolio. In such a case, N&B Management will engage in an orderly disposition of the downgraded securities to the extent necessary to ensure that Neuberger & Berman Municipal Securities or Neuberger & Berman New York Insured Intermediate Portfolio's holdings of such securities will not exceed 5% of its net assets. With respect to Neuberger & Berman Municipal Money Portfolio, N&B Management will consider the need to dispose of such securities in accordance with the requirements of Rule 2a-7 under the 1940 Act.

                               PERFORMANCE INFORMATION

                      Each Fund's performance figures are based on historical results and are not intended to indicate future performance. The yield and total return of each Fund will vary. The share prices of Municipal Securities and New York Insured Intermediate will vary, and an investment in either of these Funds, when redeemed, may be worth more or less than an investor's original cost.

     Yield Calculations

                      Municipal Money may advertise its "current yield" and "effective yield" in the financial press and other publications. The Fund's current yield is based on the return for a recent seven-day period and is computed by determining the net change (excluding capital changes) in the value of a hypothetical account having a balance of one share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, and dividing the difference by the value of the account at the beginning of the base period. The result is a "base period return," which is then annualized -- that is, the amount of income generated during the seven-day period is assumed to be generated each week over a 52-week period -- and shown as an annual percentage of the investment.

                      The effective yield of Municipal Money is calculated similarly, but the base period return is assumed to be reinvested. The assumed reinvestment is calculated by adding 1 to the base period return, raising the sum to a power equal to 365 divided by seven, and subtracting one from the result, according to the following formula:

                Effective Yield = [(Base Period Return + 1)365/7] - 1

                      For the seven calendar days ended October 31, 1996, the current yield and effective yield of Municipal Money were ____% and ____%, respectively.


                      Each of Municipal Securities and New York Insured Intermediate may advertise its "yield" based on a 30-day (or one-month) period. This yield is computed by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period. The result then is annualized and shown as an annual percentage of the investment. For the 30-day period ended October 31, 1996, the annualized yields of Municipal Securities and New York Insured Intermediate were ____% and ____%, respectively.

     Tax Equivalent Yield

                      Each of Municipal Money and Municipal Securities may advertise a "tax equivalent yield" that reflects the taxable yield that an investor subject to the highest marginal rate of federal income tax (currently 39.6%) would have had to receive in order to realize the same level of after-tax yield produced by an investment in a Fund. Tax equivalent yield is calculated according to the following formula:

                      Tax Equivalent Yield  =    Y1  +  Y2
                                                1-MR

     where Y1 equals that portion of a Fund's current or effective yield that is not subject to federal income tax, Y2 equals that portion of the Fund's current or effective yield that is subject to that tax, and MR equals the highest marginal federal tax rate.

                      For example, if the tax-free yield is 4%, there is no income subject to federal income tax, and the maximum tax rate is 39.6%, the computation is:

                 4%/(1 - .396) = 4/.604 = 6.62% Tax Equivalent Yield

     In this example, the after-tax yield will be lower than the 4% tax-free investment if available taxable yields are below 6.62%; conversely, the taxable investment will provide a higher after-tax yield, when taxable yields exceed 6.62%. The tax equivalent current yield and tax-equivalent effective yield of Municipal Money for the 7-day period ended October 31, 1996, were ____% and ____%, respectively. The tax-equivalent yield of Municipal Securities for the 30-day period ended that date was 6.80%, assuming a marginal tax rate of 39.6%.

                      The use of a 4% yield in these examples is for illustrative purposes only and is not indicative of the Funds' future performance.

                      New York Insured Intermediate also may advertise a "tax equivalent yield" that reflects the taxable yield that an investor subject to the highest marginal rates of federal individual, and New York State and New York City personal, income taxes (currently totaling 46.6%) would have had to receive in order to realize the same level of after-tax yield that an investment in the Fund produced. This tax-equivalent yield is calculated by dividing the Fund's yield (calculated as described above) by the decimal resulting from subtracting the combined maximum income tax rate from one.

              For example, if the tax-free yield is 4%, there is no income subject to federal income tax, and the maximum combined tax rate is 46.6%, the computation is:

                 4/(1 - .466) = 4/.534 = 7.49% Tax-Equivalent Yield

     In this example, the after-tax yield will be higher from the 4% tax-free investment if available taxable yields are below 7.49%; conversely, the taxable investment will provide a higher after-tax yield when taxable yields exceed 7.49%. This example assumes that all of the Fund's dividends are exempt from federal income tax and New York State and New York City personal income taxes.

                      The tax-equivalent yield of New York Insured Intermediate for the 30-day period ended October 31, 1996 was _____%, assuming a combined tax rate of 46.6%.

     Total Return Computations

                      Municipal Securities and New York Insured Intermediate may advertise certain total return information. An average annual compounded rate of return ("T") may be computed by using the redeemable value at the end of a specified period ("ERV") of a hypothetical initial investment of $1,000 ("P") over a period of time ("n") according to the formula:
                                           n
                                    P (1+T)  = ERV

                      Average annual total return smooths out year-to-year variations in performance and, in that respect, differs from actual year-to-year results.


                      For the one- and five-year periods ended October 31, 1996, and the period from July 9, 1987 (commencement of operations) through October 31, 1996, the average annual total returns for Municipal Securities and its predecessor were +_____%, +_____%, and +____%, respectively. If an investor had invested $10,000 in that predecessor's shares on July 9, 1987, and had reinvested all distributions and income dividends, the NAV of that investor's holdings would have been $______ on October 31, 1996


                      For the one-year period ended October 31, 1996 and for the period from February 1, 1994 (commencement of operations) to October 31, 1996 the average annual total returns for New York Insured Intermediate were +_____% and +____%, respectively. If an investor had invested $10,000 in Fund shares on February 1, 1994, and had reinvested all distributions, the NAV of that investor's holdings would have been $______ on October 31, 1996.

                      N&B Management has reimbursed the Funds and, in the case of Municipal Securities, its predecessor for certain expenses during the periods mentioned above, which has the effect of increasing yield and total return.

     Comparative Information

                      From time to time each Fund's performance may be compared with:

              (1) data (that may be expressed as rankings or ratings) published by independent services or publications (including newspapers, newsletters, and financial periodicals) that monitor the performance of mutual funds, such as Lipper Analytical Services, Inc., C.D.A. Investment Technologies, Inc., Wiesenberger Investment Companies Service, IBC/Donoghue's Money Market Fund Report, Investment Company Data Inc., Morningstar Inc., Micropal Incorporated and quarterly mutual fund rankings by Money, Fortune, Forbes, Business Week, Personal Investor, and U.S. News & World Report magazines, The Wall Street Journal, New York Times, Kiplingers Personal Finance, and Barron's Newspaper, or

              (2) recognized bond, stock, and other indices such as the Municipal Bond Buyers Indices (and other indices of municipal obligations), Shearson Lehman Bond Index, the Standard & Poor's 500 Composite Stock Price Index ("S&P 500 Index"), Dow Jones Industrial Average ("DJIA"), S&P/BARRA Index, Russell Index, and various other domes-tic, international, and global indices and changes in the U.S. Department of Labor Consumer Price Index. The S&P 500 Index is a broad index of common stock prices, while the DJIA represents a narrower segment of industrial companies. Each assumes reinvestment of distributions and is calculated without regard to tax consequences or the costs of investing. Each Portfolio invests in different types of securities from those included in some of the above indices.

                      Each Fund's performance also may be compared from time to time with the following specific indices and other measures of performance:

              Municipal Money's performance may be compared with the IBC/Donoghue's Tax-Free General Purpose Money Market Funds average.

              Municipal Securities' and New York Insured Intermediate's performance may be compared with the Lehman Brothers 3-year G.O. and 5-year G.O. Bond Indices, 3-year and 5-year general obligation bonds, and the Lipper
              Intermediate Municipal Debt Funds category.

                      In addition, each Fund's performance may be compared at times with that of various bank instruments (including bank money market accounts and CDs of varying maturities) as reported in publications such as The Bank Rate Monitor. Any such comparisons may be useful to investors who wish to compare a Fund's past performance with that of certain of its competitors. Of course, past performance is not a guarantee of future results. Unlike an investment in a Fund, bank CDs pay a fixed rate of interest for a stated period of time and are insured up to $100,000.

                      Evaluations of the Funds' performance, and their yield/total returns and comparisons may be used in advertisements and in information furnished to current and prospective shareholders (collectively, "Advertisements"). The Funds may also be compared to individual asset classes such as common stocks, small-cap stocks, or Treasury bonds, based on information supplied by Ibbotson and Sinquefield.

     Other Performance Information

                      From time to time, information about a Portfolio's portfolio allocation and holdings as of a particular date may be included in Advertisements for its corresponding Fund. This information, for example, may include the Portfolio's portfolio diversification by asset type. Information used in Advertisements may include statements or illustrations relating to the appropriateness of types of securities and/or mutual funds that may be employed to meet specific financial goals, such as (1) funding retirement, (2) paying for children's education, and
     (3) financially supporting aging parents.

                      Information (including charts and illustrations) showing the effects of compounding interest may be included in Advertisements from time to time. Compounding is the process of earning interest on principal plus interest that was earned earlier. Interest can be compounded at different intervals, such as annually, semi-annually, quarterly, monthly, or daily. For example, $1,000 compounded annually at 9% will grow to $1,090 at the end of the first year (an increase of $90) and $1,188 at the end of the second year (an increase of $98). The extra $8 that was earned on the $90 interest from the first year is the compound interest. One thousand dollars compounded annually at 9% will grow to $2,367 at the end of ten years and $5,604 at the end of twenty years. Other examples of compounding are as follows: at 7% and 12% annually, $1,000 will grow to $1,967 and $3,106, respectively, at the end of ten years and $3,870 and $9,646, respectively, at the end of twenty years. All these examples are for illustrative purposes only and are not indicative of any Fund's performance.

                      Information relating to inflation and its effects on the dollar also may be included in Advertisements. For example, after ten years, the purchasing power of $25,000 would shrink to $16,621, $14,968, $13,465, and $12,100, respectively, if the annual rates of inflation during that period were 4%, 5%, 6%, and 7%, respectively. (To calculate the purchasing power, the value at the end of each year is reduced by the inflation rate for the ten-year period.)

                      Information relating to how much you would have to earn with a taxable investment in order to match the tax-exempt yield of a municipal bond fund also may be included in Advertisements. The chart below illustrates this.

          Federal Tax Bracket         31.0%        36.0%            39.6%

          Municipal Bond Yield         4.0%         4.0%             4.0%

          Equivalent Taxable Yield     5.8%         6.3%             6.6%


                      Information regarding the effects of automatic investment and systematic withdrawal plans, and investing at market highs and/or lows also may be included in Advertisements, if appropriate.

                      From time to time the investment philosophy of N&B Man-agement's founder, Roy R. Neuberger, may be included in the Funds' Advertisements. This philosophy is described in further detail in "The Art of Investment: A Conversation with Roy Neuberger," attached as Appendix B to this SAI.


                             CERTAIN RISK CONSIDERATIONS

                      Although each Portfolio seeks to reduce risk by investing in a diversified portfolio, diversification does not eliminate all risk. There can, of course, be no assurance any Portfolio will achieve its investment objective. Each Portfolio's ability to achieve its investment objective is dependent on the continuing ability of the issuers of municipal obligations in which the Portfolio invests (and, in certain circumstances, of banks issuing letters of credit or insurers issuing insurance backing those obligations) to pay interest and principal when due.

                      The ratings of New York Municipal Securities and other municipal securities by S&P, Moody's, and other NRSROs, as well as their ratings of municipal bond insurers, represent their opinions as to the quality of municipal obligations and companies they undertake to rate. Ratings are not absolute standards of quality; consequently, municipal obligations with the same maturity, duration, coupon, and rating may have different yields. There are variations in municipal obligations and in bond insurers, both within a particular classification and between classi-fications. These variations result from numerous factors, each of which could affect the obligation's or insurer's rating. See Appendix A to this SAI for ratings by S&P and Moody's of municipal obligations and claims-paying ability or financial strength of municipal bond insurers.

                      Unlike other types of investments, municipal obligations have traditionally not been subject to the registration requirements of the federal securities laws, although there have been proposals to provide for such registration in the future. This lack of SEC regulation has adversely affected the quantity and quality of information available to the bond markets about issuers and their financial condition. The SEC has responded to the need for such information by recently amending Rule 15c2-12 of the Securities Exchange Act of 1934, as amended (the "Rule"). The Rule requires that underwriters must reasonably determine that an issuer of municipal securities undertakes in a written agreement for the benefit of the holders of such securities to file with a nationally recognized municipal securities information repository certain information regarding the financial condition of the issuer and material events relating to such securities. The SEC's intent in adopting the Rule was to provide holders and potential holders of municipal securities with more adequate financial information concerning issuers of municipal securities. The Rule provides exemptions for issuances with a principal amount of less than $1,000,000 and certain privately placed issuances.

                      The federal bankruptcy statutes provide that, in certain circumstances, political subdivisions and authorities of states may initi-ate bankruptcy proceedings without prior notice to or consent of their creditors, which proceedings could result in material and adverse changes in the rights of holders of their obligations. In addition, there have been lawsuits challenging the issuance of pollution control revenue bonds and certain general obligation bonds of New York City and the validity of their issuance under state or federal law that could ultimately affect the validity of such bonds or the tax-free nature of the interest thereon.

                      The Tax Reform Act of 1986 eliminated the federal income tax exemption for interest on certain municipal obligations and, as a result, has affected the availability of municipal obligations for invest-ment by each Portfolio. There can be no assurance that similar legislation affecting the tax-exempt status of other municipal obligations will not be enacted in the future. In the event such legislation is enacted, each Fund and its corresponding Portfolio will reevaluate its investment objective, policies and limitations.

                      The following information as to certain New York City ("City"), New York State ("State"), and Puerto Rico risk factors is given to investors in view of the policy of Neuberger & Berman New York Insured Intermediate Portfolio of concentrating its investments in New York Municipal Securities. Such information constitutes only a brief discussion, does not purport to be a complete description, and is based on information from sources believed to be reliable, including official statements relating to securities offerings of the State and municipal issuers, and periodic publications by national ratings organizations.
     Such information, however, has not been independently verified by Neuberger & Berman New York Insured Intermediate Fund or Portfolio.

     New York City

                      The City faces potential economic problems which could seriously affect its ability to meet its financial obligations.

                      The national economic downturn which began in July 1990 adversely affected the City's economy, which had been declining since late 1989. The City's current four-year financial plan assumes that, after noticeable improvements in the City's economy during calendar year 1994, economic growth will slow in calendar years 1995 and 1996 with local employment increasing modestly.

                      For each of the 1981 through 1995 fiscal years, the City achieved balanced operating results as reported in accordance with then-applicable generally accepted accounting principles ("GAAP"). The City was required to close substantial budget gaps in recent years in order to maintain balanced operating results. The City is currently trying to close a substantial budget gap in fiscal year 1996 and projects substantial budget gaps for each of the 1997 through 1999 fiscal years. There can be no assurance that the City will continue to maintain a balanced budget, as required by New York State law, without additional tax or other revenue increases or reductions in City services or entitlement programs, which could adversely affect the City's economic base.

                      Pursuant to the laws of the State, the City prepares a four-year annual financial plan, which is reviewed and revised on a quarterly basis and which includes the City's capital, revenue and expense projections and outlines proposed gap-closing programs for years with projected budget gaps. The City submitted to the New York State Financial Control Board ("Control Board") on July 11, 1995 a financial plan for the 1996 through 1999 fiscal years (the "Financial Plan") which was subsequently reissued on November 29, 1995 to reflect actual receipts and expenditures since the release of the Financial Plan. A modification to the Financial Plan for the City's 1996 through 1999 fiscal years and a preliminary budget for the City's 1997 fiscal year are expected to be published in the beginning of 1996. The City's projections set forth in the Financial Plan are based on various assumptions and contingencies which are uncertain and which may not materialize. Changes in major assumptions could significantly affect the City's ability to balance its budget as required by State law and meet its annual cash flow and financing requirements.

                      From 1975 to 1986, the City's financial condition was subject to oversight and review by the Control Board. As of 1986, the Control Board's supervisory power was suspended due to the City's satisfaction of certain statutory conditions required under the Financial Emergency Act ("Financial Emergency Act"). The City is still required to submit its four-year financial plan to the Control Board for the Control Board's limited review until the expiration of the Financial Emergency Act on July 1, 2008.

                      In 1975, S&P suspended its A rating of City bonds. This suspension remained in effect until March 1981, at which time the City received an investment grade rating of BBB from S&P. On July 2, 1985, S&P revised its rating of City bonds upward to BBB+ and on November 19, 1987, to A-. On January 17, 1995, S&P placed the City's general obligation bonds on CreditWatch with negative implications. On July 10, 1995, S&P revised downward its rating in City general obligation bonds from A- to BBB+ and removed City bonds from CreditWatch. Moody's ratings of City bonds were revised in November 1981 from B (in effect since 1977) to Ba1, in November 1983 to Baa, in December 1985 to Baa1, in May 1988 to A and again in February 1991, to Baa1. Since July 15, 1993, Fitch has rated City bonds A-. On July 12, 1995, Fitch stated that the City's credit trend remains "declining."

     New York State

                      As of December 15, 1995, the State's general operating fund ("General Fund"), the major operating fund of the State, projects a positive margin of $172 million. In addition, the State's economy, as measured by employment, started to recover near the start of the 1993 calendar year, and the State completed its 1994 fiscal year with a cash-basis balanced budget in the General Fund.

                      The State's 1995-1996 Financial Plan projects a balanced General Fund. The State's second quarterly update which was released on October 27, 1995, projects continued balance in the State's 1995-1996 Financial Plan. The State Division of the Budget, however, cautioned that these projections were subject to various risks, including current tax regulation under consideration by Congress and the President. It also has been reported that the State could face a revenue shortfall for its 1995-1996 fiscal year, and for fiscal year 1996-1997. The Governor has proposed closing the 1996-1997 fiscal year imbalance primarily through General Fund expenditure reductions. The State Division of Budget also predicts budget gaps for fiscal years 1997-1998 and 1998-1999 of $1.4 billion and $2.5 billion, respectively. As a result of such budget gaps, the State would be required to take actions to increase receipts and/or reduce disbursements from current projected levels. The Governor submitted a proposed budget for the State's 1996-1997 fiscal year on December 15, 1995. There can be no assurances that the Budget will be enacted before April 1, 1996.

                      There can be no assurance that the State's economy will not experience worse-than-predicted results in the 1995-1996 fiscal year, or that the State will not face substantial budget gaps in the future. Such incidents could cause material and adverse effects on the State's projections of receipts and disbursements.

                      New York State's economy is expected to expand modestly during 1996, but slower than during 1995. On an average annual basis, the State's employment growth will be about half the rate estimated for 1995. State personal income and wages are expected to record moderate gains in 1996.

                      Certain State agencies and local governments require State assistance to meet their financial obligations. The ability of the State to meet its own obligations or to obtain additional financing could be adversely affected if there is an increased need for assistance by State agencies and local governments.

                      On June 6, 1990, Moody's changed its ratings on all of the State's outstanding general obligation bonds from A1 to A. On March 26, 1990 and January 13, 1992, S&P changed its ratings on all of the State's outstanding general obligation bonds from AA- to A and from A to A-, respectively.

     Puerto Rico

                      The economy of Puerto Rico is closely linked with that of the U.S. and will depend on several factors, including the condition of the U.S. economy, the exchange rate for the U.S. dollar, the price stability of oil imports, and interest rates. Businesses have enjoyed a federal tax advantage from locating certain of their operations in Puerto Rico. However, this program will be phased out over the next several years, with uncertain effect on the Puerto Rican economy.

                                TRUSTEES AND OFFICERS

                      The following table sets forth information concerning the trustees and officers of the Trusts, including their addresses and principal business experience during the past five years. Some persons named as trustees and officers also serve in similar capacities for other funds, and (where applicable) their corresponding portfolios, administered or managed by N&B Management and Neuberger & Berman.


       Name, Address                Positions Held                Principal
       and Age(1)                   With the Trusts               Occupation(s) (2)
       --------------               ---------------               ------------------


       John Cannon (67)             Trustee of each Trust         President, AMA Investment  Advisers, Inc.
       CDC Associates, Inc.                                       (registered investment  adviser) (1976  -
       620 Sentry Parkway                                         1991);   Senior   Vice    President   AMA
       Suite 220                                                  Investment Advisers,  Inc. (1991-  1993);
       Blue Bell, PA  19422                                       President   of   AMA   Family  of   Funds
                                                                  (investment  companies)  (1976  -  1991);
                                                                  Chairman    and    Treasurer    of    CDC
                                                                  Associates,  Inc. (registered  investment
                                                                  adviser) (1993 - present)

       Charles DeCarlo (75)         Trustee of each Trust         President  Emeritus  of   Sarah  Lawrence
       33 West 67th Street                                        College;  Chief   Executive  Officer   of
       New York, NY 10023                                         Xicon Systems (animation company).

       Stanley Egener* (62)         Chairman   of  the   Board,   Principal   of   Neuberger    &   Berman;
                                    Chief  Executive   Officer,   President  and  Director of  N&B  Manage-
                                    and Trustee of each Trust     ment;  Chairman   of  the  Board,   Chief
                                                                  Executive  Officer and  Trustee of  eight
                                                                  other   mutual   funds  for   which   N&B
                                                                  Management acts as investment  manager or
                                                                  administrator.





                                        - 37 -






       Name, Address                Positions Held                Principal
       and Age(1)                   With the Trusts               Occupation(s) (2)
       --------------               ---------------               ------------------

       Theodore P. Giuliano*(__)    President  and  Trustee  of   Principal  of  Neuberger &  Berman;  Vice
                                    each Trust                    President  and  Director of  N&B  Manage-
                                                                  ment;    President  and  Trustee  of  one
                                                                  other   mutual   fund   for   which   N&B
                                                                  Management acts as administrator.

       Barry Hirsch (63)            Trustee of each Trust         Senior  Vice  President,  Secretary,  and
       Loews Corporation                                          General  Counsel  of   Loews  Corporation
       667 Madison Avenue                                         (diversified financial corporation).
       7th Floor
       New York, NY 10021

       Robert A. Kavesh (69)        Trustee of each Trust         Professor of  Finance  and  Economics  at
       110 Blecker Street                                         Stern  School  of   Business,  New   York
       Apt. 24B                                                   University;      Director      of     Del
       New York, NY 10012                                         Laboratories, Inc. and  Greater New  York
                                                                  Mutual Insurance Co.

       Harold R. Logan (75)         Trustee of each Trust         Chairman  of  Comstock   Resources,  Inc.
       19 Norfield Road                                           (natural    resources   company);    Vice
       Weston, CT 06883                                           Chairman, Retired,  of W.R.  Grace &  Co.
                                                                  (chemicals,   natural   resources,    and
                                                                  selected consumer services).

       William E. Rulon (64)        Trustee of each Trust         Senior Vice  President  and Secretary  of
       Foodmaker, Inc.                                            Foodmaker, Inc. (operator  and franchisor
       9330 Balboa Avenue                                         of restaurants).
       San Diego, CA 92123

       Candace  L.  Straight  (49)  Trustee of each Trust         Private    investor    and     consultant
       518 E. Passaic Avenue                                      specializing in  the insurance  industry;
       Bloomfield, NJ 07003                                       Principal   of   Head  &   Company,   LLC
                                                                  (limited   liability   company  providing
                                                                  investment    banking   and    consulting
                                                                  services  to   the  insurance   industry)
                                                                  until  March 1996;  President of  Integon
                                                                  Corporation (marketer of  life insurance,
                                                                  annuities,  and  property   and  casualty
                                                                  insurance), 1990-1992; Director  of Drake
                                                                  Holdings (U.K. motor insurer)  until June
                                                                  1996.








                                        - 38 -






       Name, Address                Positions Held                Principal
       and Age(1)                   With the Trusts               Occupation(s) (2)
       --------------               ---------------               ------------------

       Daniel J. Sullivan (57)      Vice   President   of  each   Senior Vice  President of N&B  Management
                                    Trust                         since  1992; prior  thereto, Vice  Presi-
                                                                  dent  of N&B  Management; Vice  President
                                                                  of  eight  other mutual  funds  for which
                                                                  N&B   Management   acts   as   investment
                                                                  manager or administrator.

       Michael J. Weiner (49)       Vice     President      and   Senior  Vice President  of N&B Management
                                    Principal         Financial   since  1992; Treasurer  of N&B Management
                                    Officer of each Trust         from 1992  to 1996;  prior thereto,  Vice
                                                                  President    and   Treasurer    of    N&B
                                                                  Management  and   Treasurer  of   certain
                                                                  mutual  funds  for  which N&B  Management
                                                                  acted   as   investment   adviser;   Vice
                                                                  President    and   Principal    Financial
                                                                  Officer of  eight other  mutual funds for
                                                                  which  N&B Management  acts as investment
                                                                  manager or administrator.

       Claudia A. Brandon (40)      Secretary of each Trust       Vice   President   of   N&B   Management;
                                                                  Secretary of  eight  other  mutual  funds
                                                                  for  which   N&B   Management   acts   as
                                                                  investment manager or administrator.

       Richard Russell (50)         Treasurer   and   Principal   Vice  President of  N&B Management  since
                                    Accounting Officer  of each   1993;  prior   thereto,  Assistant   Vice
                                    Trust                         President  of N&B  Management;  Treasurer
                                                                  and  Principal   Accounting  Officer   of
                                                                  eight other  mutual funds  for which  N&B
                                                                  Management acts as investment  manager or
                                                                  administrator.

       Stacy Cooper-Shugrue (33)    Assistant   Secretary    of   Assistant   Vice    President   of    N&B
                                    each Trust                    Management  since  1993;  prior  thereto,
                                                                  employee  of  N&B  Management;  Assistant
                                                                  Secretary  of  eight  other  mutual funds
                                                                  for   which   N&B   Management   acts  as
                                                                  investment manager or administrator.

       C. Carl Randolph (59)        Assistant   Secretary    of   Principal  of  Neuberger &  Berman  since
                                    each Trust                    1992;   prior   thereto,    employee   of
                                                                  Neuberger &  Berman; Assistant  Secretary
                                                                  of  eight other  mutual  funds for  which
                                                                  N&B   Management   acts   as   investment
                                                                  manager or administrator.




                                        - 39 -






       Name, Address                Positions Held                Principal
       and Age(1)                   With the Trusts               Occupation(s) (2)
       --------------               ---------------               ------------------

       Barbara DiGiorgio (38)       Assistant   Treasurer    of   Assistant   Vice    President   of    N&B
                                    each Trust                    Management  since  1993;  prior  thereto,
                                                                  employee  of  N&B  Management;  Assistant
                                                                  Treasurer  of  eight other  mutual  funds
                                                                  for   which   N&B  Management   acts   as
                                                                  investment manager or administrator.

       Celeste Wischerth (35)       Assistant   Treasurer    of   Assistant   Vice    President   of    N&B
                                    each Trust                    Management  since  1994;  prior  thereto,
                                                                  employee  of  N&B  Management;  Assistant
                                                                  Treasurer  of  eight  other mutual  funds
                                                                  for   which   N&B   Management  acts   as
                                                                  investment manager or administrator.


     ____________________

     (1) Unless otherwise indicated, the business address of each listed person is 605 Third Avenue, New York, NY 10158.

     (2) Except as otherwise indicated, each individual has held the positions shown for at least the last five years.

     * Indicates a trustee who is an "interested person" of each Trust within the meaning of the 1940 Act. Messrs. Egener and Giuliano are interested persons by virtue of the fact that they are officers and directors of N&B Management and principals of Neuberger & Berman.


                      The Trust's Trust Instrument and Managers Trust's Declaration of Trust each provides that it will indemnify its trustees and officers against liabilities and expenses reasonably incurred in connection with litigation in which they may be involved because of their offices with the Trust, unless it is adjudicated that they (a) engaged in bad faith, willful misfeasance, gross negligence, or reckless disregard of the duties involved in the conduct of their offices, or (b) did not act in good faith in the reasonable belief that their action was in the best interest of the Trust. In the case of settlement, such indemnification will not be provided unless it has been determined (by a court or other body approving the settlement or other disposition, or by a majority of disinterested trustees based upon a review of readily available facts, or in a written opinion of independent counsel) that such officers or trustees have not engaged in willful misfeasance, bad faith, gross negligence, or reckless disregard of their duties.

                      For the fiscal year ended October 31, 1996, trustees' fees and expenses aggregating $_______ and $______ were paid and accrued by Neuberger & Berman Municipal Money Fund and Portfolio and Neuberger & Berman Municipal Securities Trust and Portfolio, respectively, to Fund and Portfolio Trustees who were not affiliated with N&B Management or Neuberger & Berman.


                      For the fiscal year ending October 31, 1996, trustees' fees and expenses aggregating $______ were paid and accrued by Neuberger & Berman New York Insured Intermediate Fund and Portfolio to Fund and Portfolio Trustees who were not affiliated with N&B Management or Neuberger & Berman.


                      The following table sets forth information concerning the compensation of the trustees and officers of the Trust. None of the Neuberger & Berman Funds[Registered Trademark] has any retirement plan for its trustees or officers.


                               TABLE OF COMPENSATION
                           FOR FISCAL YEAR ENDED 10/31/96
                           ------------------------------

                                                        Total Compensation
                                                        from Trusts in the
                                  Aggregate             Neuberger & Berman
       Name and Position with     Compensation          Funds Complex Paid
       the Trust                  from the Trust        to Trustees
       ----------------------     --------------        ------------------

       John Cannon                $                     $
       Trustee                                          (2 other investment
                                                        companies)

       Charles DeCarlo            $                     $
       Trustee                                          (2 other investment
                                                        companies)
       Stanley Egener             $      0              $      0
       Chairman of the Board,                           (9 other investment
       Chief Executive Officer,                         companies)
       and Trustee

       Theodore P. Giuliano       $      0              $      0
       President and Trustee                            (2 other investment
                                                        companies)



                                        - 41 -






                               TABLE OF COMPENSATION
                           FOR FISCAL YEAR ENDED 10/31/96
                           ------------------------------

                                                        Total Compensation
                                                        from Trusts in the
                                  Aggregate             Neuberger & Berman
       Name and Position with     Compensation          Funds Complex Paid
       the Trust                  from the Trust        to Trustees
       ----------------------     --------------        ------------------
       Barry Hirsch               $                     $
       Trustee                                          (2 other investment
                                                        companies)

       Robert A. Kavesh           $                     $
       Trustee                                          (2 other investment
                                                        companies)

       Harold R. Logan            $                     $
       Trustee                                          (2 other investment
                                                        companies)
       William E. Rulon           $                     $
       Trustee                                          (2 other investment
                                                        companies)

       Candace L. Straight        $                     $
       Trustee                                          (2 other investment
                                                        companies)



                      At _____________, the trustees and officers of the Trust, as a group, owned beneficially or of record less than 1% of the outstanding shares of each Fund (except New York Insured Intermediate).
     As of that date, such trustees and officers, as a group, owned ___% of New
     York Insured Intermediate.

                  INVESTMENT MANAGEMENT AND ADMINISTRATION SERVICES

     Investment Manager and Administrator

                      Because all of the Funds' net investable assets are invested in their corresponding Portfolios, the Funds do not need an investment manager. N&B Management serves as the Portfolios' investment manager pursuant to a management agreement with Managers Trust, on behalf of the Portfolios, dated as of July 2, 1993 ("Management Agreement"). The
     Management Agreement was approved by the holders of the interests in the Portfolios (except Neuberger & Berman New York Insured Intermediate
     Portfolio) on July 2, 1993, and by the holders of the interests in Neuberger & Berman New York Insured Intermediate Portfolio on February 1,
     1994.  Neuberger & Berman New York Insured Intermediate Portfolio was


                                        - 42 -






     authorized to become subject to the Management Agreement by vote of the Portfolio Trustees on September 30, 1993, and became subject to it on February 1, 1994.

                      The Management Agreement provides, in substance, that N&B
     Management will make and implement investment decisions for the Portfolios in its discretion and will continuously develop an investment program for the Portfolios' assets. The Management Agreement permits N&B Management to effect securities transactions on behalf of each Portfolio through associated persons of N&B Management. The Management Agreement also specifically permits N&B Management to compensate, through higher commissions, brokers and dealers who provide investment research and analysis to the Portfolios, although N&B Management has no current plans to do so.


                      N&B Management provides to each Portfolio, without separate cost, office space, equipment, and facilities and the personnel necessary to perform executive, administrative, and clerical functions.
     N&B Management pays all salaries, expenses, and fees of the officers, trustees, and employees of Managers Trust who are officers, directors, or employees of N&B Management. Two officers and directors of N&B Management
     (who also are principals of Neuberger & Berman) presently serve as trustees and officers of the Trusts. See "Trustees and Officers." Each
     Portfolio pays N&B Management a management fee based on the Portfolio's average daily net assets, as described in the Prospectus.

                      N&B Management provides similar facilities, services, and personnel to each Fund pursuant to an administration agreement dated
     July 2, 1993 ("Administration Agreement"). New York Insured Intermediate was authorized to become subject to the Administration Agreement by vote of the Fund Trustees on September 30, 1993, and became subject to it on February 1, 1994. For such administrative services, each Fund pays N&B
     Management a fee based on the Fund's average daily net assets, as described in the Prospectus.

                      Under the Administration Agreement, N&B Management also provides to each Fund and its shareholders certain shareholder, shareholder-related, and other services that are not furnished by the Fund's shareholder servicing agent. N&B Management provides the direct shareholder services specified in the Administration Agreement, assists the shareholder servicing agent in the development and implementation of specified programs and systems to enhance overall shareholder servicing capabilities, solicits and gathers shareholder proxies, performs services connected with the qualification of each Fund's shares for sale in various states, and furnishes other services the parties agree from time to time should be provided under the Administration Agreement.






                                        - 43 -






                      For the fiscal years ended October 31, 1996, 1995, and 1994, (1) Municipal Securities accrued advisory or management and administration fees of ________, $225,079, and $407,968, respectively, and
     (2) Municipal Money Fund accrued advisory or management and administration fees of _______, $772,483, and $823,482, respectively. For the fiscal years ended October 31, 1996 and 1995 and the fiscal period from February 1, 1994 (commencement of operations) through October 31, 1994,
     New York Insured Intermediate accrued management and administration fees of $_______, $58,306 and $56,483, respectively.


                      As noted in the Prospectus under "Management and Administration -- Expenses," N&B Management has voluntarily undertaken to reimburse each of Municipal Securities and New York Insured Intermediate for its Operating Expenses (including fees under the Administration
     Agreement) and the pro rata share of its corresponding Portfolio's
     Operating Expenses (including fees under the Management Agreement) that exceed, in the aggregate 0.65% per annum of the Fund's average daily net assets. Operating Expenses exclude interest, taxes, brokerage commissions, and extraordinary expenses. N&B Management can terminate each undertaking by giving the Fund at least 60 days' prior written notice. For the fiscal years ended October 31, 1996, 1995, and 1994, Municipal Securities was reimbursed for its expenses in the amounts of $_______, $145,086, and $140,055, respectively. For the fiscal years ended October 31, 1996, and 1995, and for the fiscal period ended October
     31, 1994, N&B Management reimbursed New York Insured Intermediate
     $_______, $134,191, and $100,692, respectively.


                      Prior to May 1, 1995, the shareholder services described above were provided pursuant to a separate agreement between the Trust and N&B Management. As compensation for these services, each Fund paid N&B
     Management a monthly fee calculated at the annual rate of 0.02% of the average daily net assets of the Fund. Before February 1, 1994, the monthly fee paid by Municipal Money and Municipal Securities to N&B
     Management was calculated at an annual rate of $6.00 per shareholder account. For the period November 1, 1994 to April 30, 1995 and for the fiscal year ended October 31, 1994, Municipal Money paid $15,415, and
     $26,499, respectively, and Municipal Securities paid $4,376, and $12,704, respectively, for these services. For the fiscal period ended October 31, 1994 and for the period from November 1, 1994 to April 30, 1995, New York
     Insured Intermediate paid $2,257 and $1,226, respectively, for these services.


                      The Management Agreement continues with respect to each Portfolio for a period of two years after the date the Portfolio became subject thereto. The Management Agreement is renewable thereafter from year to year with respect to each Portfolio, so long as its continuance is approved at least annually (1) by the vote of a majority of the Portfolio
     Trustees who are not "interested persons" of N&B Management or Managers
     Trust ("Independent Portfolio Trustees"), cast in person at a meeting

                                        - 44 -






     called for the purpose of voting on such approval, and (2) by the vote of a majority of the Portfolio Trustees or by a 1940 Act majority vote of the outstanding interests in that Portfolio. The Administration Agreement continues with respect to each Fund for a period of two years after the date the Fund became subject thereto. The Administration Agreement is renewable from year to year with respect to a Fund, so long as its continuance is approved at least annually (1) by the vote of a majority of the Fund Trustees who are not "interested persons" of N&B Management or the Trust ("Independent Fund Trustees"), cast in person at a meeting called for the purpose of voting on such approval and (2) by the vote of a majority of the Fund Trustees or by a 1940 Act majority vote of the outstanding shares in the Fund.


                      The Management Agreement is terminable, without penalty, with respect to a Portfolio on 60 days' written notice either by Managers
     Trust or by N&B Management. The Administration Agreement is terminable, without penalty, with respect to a Fund on 60 days' written notice either by N&B Management or by the Trust. Each Agreement terminates automatically if it is assigned.




     Sub-Adviser

                      N&B Management retains Neuberger & Berman, 605 Third
     Avenue, New York, NY 10158-3698, as sub-adviser with respect to each Portfolio pursuant to a sub-advisory agreement dated July 2, 1993 ("Sub-
     Advisory Agreement"). The Sub-Advisory Agreement was approved by the holders of the interests in the Portfolios (except Neuberger & Berman New
     York Insured Intermediate Portfolio) on July 2, 1993 and by the holders of the interests in Neuberger & Berman New York Insured Intermediate
     Portfolio on February 1, 1994.  Neuberger & Berman New York Insured
     Intermediate Portfolio was authorized to become subject to the Sub-
     Advisory Agreement by vote of the Portfolio Trustees on September 30,
     1993, and became subject to it on February 1, 1994.


                      The Sub-Advisory Agreement provides in substance that Neuberger & Berman will furnish to N&B Management, upon reasonable request, the same type of investment recommendations and research that Neuberger & Berman, from time to time, provides to its principals and employees for use in managing client accounts. In this manner, N&B
     Management expects to have available to it, in addition to research from other professional sources, the capability of the research staff of Neuberger & Berman. This staff consists of approximately fourteen investment analysts, each of whom specializes in studying one or more industries, under the supervision of the Director of Research, who is also available for consultation with N&B Management. The Sub-Advisory
     Agreement provides that N&B Management will pay for the services rendered by Neuberger & Berman based on the direct and indirect costs to Neuberger

                                        - 45 -






     & Berman in connection with those services. Neuberger & Berman also serves as a sub-adviser for all of the other mutual funds managed by N&B
     Management.


                      The Sub-Advisory Agreement continues with respect to each Portfolio for a period of two years after the date the Portfolio became subject thereto, and is renewable thereafter from year to year, subject to approval of its continuance in the same manner as the Management
     Agreement. The Sub-Advisory Agreement is subject to termination, without penalty, with respect to each Portfolio by the Portfolio Trustees or a 1940 Act majority vote of the outstanding interests in that Portfolio, by N&B Management, or by Neuberger & Berman on not less than 30 nor more than 60 days' written notice. The Sub-Advisory Agreement also terminates automatically with respect to each Portfolio if it is assigned or if the Management Agreement terminates with respect to that Portfolio.

                      Most money managers that come to the Neuberger & Berman organization have at least fifteen years experience. Neuberger & Berman and N&B Management employ experienced professionals that work in a competitive environment.

     Investment Companies Managed


                      N&B Management currently serves as investment manager of the following investment companies. As of September 30, 1996, these companies, along with three other investment companies advised by Neuberger & Berman, had aggregate net assets of approximately $13.9 bil-lion, as shown in the following list:


                                                        Approximate Net Assets
     Name                                               at September 30, 1996
     ----                                               ----------------------

     Neuberger & Berman Cash Reserves Portfolio  . . . . . . . .   $ 527,447,493
              (investment portfolio for Neuberger & Berman Cash Reserves)

     Neuberger & Berman Government Money Portfolio . . . . . . .   $ 319,705,018
              (investment portfolio for Neuberger & Berman Government Money
              Fund)

     Neuberger & Berman Limited Maturity Bond Portfolio  . . . .   $ 268,862,148
              (investment portfolio for Neuberger & Berman Limited Maturity
              Bond Fund and Neuberger & Berman Limited Maturity Bond Trust)

     Neuberger & Berman Ultra Short Bond Portfolio . . . . . . .   $  96,306,004
              (investment portfolio for Neuberger & Berman Ultra Short Bond
              Fund and Neuberger & Berman Ultra Short Bond Trust)



                                        - 46 -






     Neuberger & Berman Municipal Money Portfolio  . . . . . . .   $ 141,116,062
              (investment portfolio for Neuberger & Berman Municipal Money
              Fund)

     Neuberger & Berman Municipal Securities Portfolio . . . . .   $  38,416,801
              (investment portfolio for Neuberger & Berman Municipal Securities
              Trust)

     Neuberger & Berman New York Insured Intermediate
              Portfolio  . . . . . . . . . . . . . . . . . . . .   $   9,575,489
              (investment portfolio for Neuberger & Berman New York Insured
              Intermediate Fund)

     Neuberger & Berman Focus Portfolio  . . . . . . . . . . .   $ 1,174,138,341
              (investment portfolio for Neuberger & Berman Focus Fund,
              Neuberger & Berman Focus Trust, and Neuberger & Berman Focus
              Assets)

     Neuberger & Berman Genesis Portfolio  . . . . . . . . . . .   $ 287,653,131
              (investment portfolio for Neuberger & Berman Genesis Fund and
              Neuberger & Berman Genesis Trust)

     Neuberger & Berman Guardian Portfolio . . . . . . . . .     $ 6,513,577,557
              (investment portfolio for Neuberger & Berman Guardian Fund,
              Neuberger & Berman Guardian Trust, and Neuberger & Berman
              Guardian Assets)

     Neuberger & Berman International Portfolio  . . . . . . . .  $   59,969,278
              (investment portfolio for Neuberger & Berman International Fund)

     Neuberger & Berman Manhattan Portfolio  . . . . . . . . .   $   592,681,290
              (investment portfolio for Neuberger & Berman Manhattan Fund,
              Neuberger & Berman Manhattan Trust, and Neuberger & Berman
              Manhattan Assets)

     Neuberger & Berman Partners Portfolio . . . . . . . . . .   $ 2,112,475,324
              (investment portfolio for Neuberger & Berman Partners Fund,
              Neuberger & Berman Partners Trust, and Neuberger & Berman
              Partners Assets)

     Neuberger & Berman Socially Responsive
              Portfolio    . . . . . . . . . . . . . . . . . .  $    167,005,429
              (investment portfolio for Neuberger & Berman Socially Responsive
              Fund and Neuberger & Berman NYCDC Socially Responsive Trust)

     Advisers Managers Trust (six series)  . . . . . . . . . .   $ 1,468,727,224


                      In addition, Neuberger & Berman serves as investment adviser to three investment companies, Plan Investment Fund, Inc., AHA
     Investment Fund, Inc., and AHA Full Maturity, with assets of $61,738,329,
     $77,498,236, and $26,954,887, respectively, at September 30, 1996.

                                        - 47 -








                      The investment decisions concerning the Portfolios and the other funds and portfolios managed by N&B Management (collectively, "Other N&B Funds") have been and will continue to be made independently of one another. In terms of their investment objectives, most of the Other
     N&B Funds differ from the Portfolios. Even where the investment objectives are similar, however, the methods used by the Other N&B Funds and the Portfolios to achieve their objectives may differ. The investment results achieved by all of the funds managed by N&B Management have varied from one another in the past and are likely to vary in the future.


                      There may be occasions when a Portfolio and one or more of the Other N&B Funds or other accounts managed by Neuberger & Berman are contemporaneously engaged in purchasing or selling the same securities from or to third parties. When this occurs, the transactions are averaged as to price and allocated as to amounts in accordance with a formula considered to be equitable to the funds involved. Although in some cases this arrangement may have a detrimental effect on the price or volume of the securities as to a Portfolio, in other cases it is believed that a Portfolio's ability to participate in volume transactions may produce better executions for it. In any case, it is the judgment of the Portfolio Trustees that the desirability of the Portfolios' having their advisory arrangements with N&B Management outweighs any disadvantages that may result from contemporaneous transactions.

     Management and Control of N&B Management


                      The directors and officers of N&B Management, all of whom have offices at the same address as N&B Management, are Richard A. Cantor, Chairman of the Board and director; Stanley Egener, President and director; Theodore P. Giuliano, Vice President and director; Michael M.
     Kassen, Vice President and director; Irwin Lainoff, director; Lawrence
     Zicklin, director; Daniel J. Sullivan, Senior Vice President; Peter E.
     Sundman, Senior Vice President; Michael J. Weiner, Senior Vice President;
     Claudia A. Brandon, Vice President; Patrick T. Byrne, Vice President
     Robert Conti, Treasurer; William Cunningham, Vice President; Clara Del
     Villar, Vice President; Mark R. Goldstein, Vice President; Farha-Joyce
     Haboucha, Vice President; Michael Lamberti, Vice President; Josephine P.
     Mahaney, Vice President; Lawrence Marx III, Vice President; Ellen Metzger,
     Vice President and Secretary; Janet W. Prindle, Vice President; Felix
     Rovelli, Vice President; Richard Russell, Vice President; Kent C. Simons,
     Vice President; Frederick B. Soule, Vice President; Judith M. Vale, Vice
     President; Susan Walsh, Vice President, Thomas Wolfe, Vice President;
     Andrea Trachtenberg, Vice President of Marketing; Stacy Cooper-Shugrue,
     Assistant Vice President; Robert Cresci, Assistant Vice President; Barbara
     DiGiorgio, Assistant Vice President; Roberta D'Orio, Assistant Vice
     President; Joseph G. Galli, Assistant Vice President; Robert I. Gendelman,
     Assistant Vice President; Leslie Holliday-Soto, Assistant Vice President;
     Jody L. Irwin, Assistant Vice President; Carmen G. Martinez, Assistant

                                        - 48 -






     Vice President; Paul Metzger, Assistant Vice President; Joseph S. Quirk,
     Assistant Vice President; Kevin L. Risen, Assistant Vice President; Susan
     Switzer, Assistant Vice President; Assistant Vice President; and Celeste
     Wischerth, Assistant Vice President, KimMarie Zamot, Assistant Vice
     President; and Loraine Olavarria, Assistant Secretary.  Messrs. Cantor,
     Egener, Lainoff, Zicklin, Goldstein, Kassen, Marx, and Simons and Mmes.
     Prindle and Vale are principals of Neuberger & Berman.


                      Mr. Giuliano and Mr. Egener are trustees and officers, and Messrs. Sullivan, Weiner, and Russell and Mmes. Brandon and Cooper-
     Shugrue are officers, of each Trust. C. Carl Randolph, a principal of Neuberger & Berman, also is an officer of each Trust.


                      All of the outstanding voting stock in N&B Management is owned by persons who are also principals of Neuberger & Berman.

                              DISTRIBUTION ARRANGEMENTS


                      N&B Management serves as the distributor ("Distributor") in connection with the offering of each Fund's shares on a no-load basis.
     In connection with the sale of its shares, each Fund has authorized the Distributor to give only the information, and to make only the statements and representations, contained in the Prospectus and this SAI or that properly may be included in sales literature and advertisements in accordance with the 1933 Act, the 1940 Act, and applicable rules of self-regulatory organizations. Sales may be made only by the Prospectus, which may be delivered personally, through the mails, or by electronic means.
     The Distributor is the Funds' "principal underwriter" within the meaning of the 1940 Act and, as such, acts as agent in arranging for the sale of each Fund's shares without sales commission or other compensation and bears all advertising and promotion expenses incurred in the sale of the Funds' shares.

                      The Distributor or one of its affiliates may, from time to time, deem it desirable to offer to a Fund's shareholders, through use of its shareholder list, the shares of other mutual funds for which the Distributor acts as distributor or other products or services. Any such use of the Funds' shareholder lists, however, will be made subject to terms and conditions, if any, approved by a majority of the Independent
     Fund Trustees. These lists will not be used to offer to the Funds' shareholders any investment products or services other than those managed or distributed by N&B Management or Neuberger & Berman.

                      The Trust, on behalf of each Fund, and the Distributor are parties to a Distribution Agreement that continues until July 2, 1997.
     The Distribution Agreement may be renewed annually if specifically approved by (1) the vote of a majority of the Fund Trustees or a 1940 Act majority vote of the Fund's outstanding shares and (2) the vote of a majority of the Independent Fund Trustees, cast in person at a meeting

                                        - 49 -






     called for the purpose of voting on such approval.  The Distribution
     Agreement may be terminated by either party and will automatically terminate on its assignment, in the same manner as the Management
     Agreement.

                           ADDITIONAL PURCHASE INFORMATION

     Automatic Investing and Dollar Cost Averaging


                      Shareholders may arrange to have a fixed amount automa-tically invested in Fund shares each month. To do so, a shareholder must complete an application, available from the Distributor, electing to have automatic investments funded either through (1) redemptions from his or her account in a money market fund for which N&B Management serves as investment manager or (2) withdrawals from the shareholder's checking account. In either case, the minimum monthly investment is $100. A shareholder who elects to participate in automatic investing through his or her checking account must include a voided check with the completed application. A completed application should be sent to Neuberger & Berman
     Management Incorporated, 605 Third Avenue, 2nd Floor, New York, NY
     10158-0180.


                      Automatic investing enables a shareholder in Municipal
     Securities and New York Insured Intermediate to take advantage of "dollar cost averaging." As a result of dollar cost averaging, a shareholder's average cost of shares in those Funds generally would be lower than it would be if the shareholder purchased a fixed number of shares at the same pre-set intervals. Additional information on dollar cost averaging may be obtained from the Distributor.

                           ADDITIONAL EXCHANGE INFORMATION

                      As more fully set forth in the section of the Prospectus entitled "Shareholder Services -- Exchange Privilege," shareholders may redeem at least $1,000 worth of a Fund's shares and invest the proceeds in shares of one or more of the other Funds or the Other N&B Funds that are briefly described below, provided that the minimum investment requirements of the other fund(s) are met.













                                        - 50 -






     EQUITY FUNDS

       Neuberger & Berman       Seeks long-term capital appreciation through
       Focus Fund               investments principally in common stocks
                                selected from 13 multi-industry economic
                                sectors.  The corresponding portfolio uses a
                                value-oriented approach to select individual
                                securities and then focuses its investments
                                in the sectors in which the undervalued
                                stocks are clustered.  Through this approach,
                                90% or more of the portfolio's investments
                                are normally made in not more than six
                                sectors.

       Neuberger & Berman       Seeks capital appreciation through
       Genesis Fund             investments primarily in common stocks of
                                companies with small market capitalizations
                                (i.e., up to $1.5 billion) at the time of the
                                Portfolio's investment.  The corresponding
                                portfolio uses a value-oriented approach to
                                the selection of individual securities.

       Neuberger & Berman       Seeks capital appreciation through
       Guardian Fund            investments primarily common stocks of long-
                                established, high-quality companies that N&B
                                Management believes are well-managed.  The
                                corresponding portfolio uses a value-oriented
                                approach to the selection of individual
                                securities.  Current income is a secondary
                                objective.  The fund (or its predecessor) has
                                paid its shareholders an income dividend
                                every quarter, and a capital gain distribu-
                                tion every year, since its inception in 1950,
                                although there can be no assurance that it
                                will be able to continue to do so.

       Neuberger & Berman       Seeks long-term capital appreciation through
       International Fund       investments primarily in a diversified
                                portfolio of equity securities of foreign
                                issuers.  Assets will be allocated among
                                economically mature countries and emerging
                                industrialized countries.











                                        - 51 -






       Neuberger & Berman       Seeks capital appreciation, without regard to
       Manhattan Fund           income, through investments generally in
                                securities of small-, medium-, and large-
                                capitalization companies that N&B Management
                                believes have the maximum potential for
                                increasing total NAV.  The corresponding
                                portfolio's "growth at a reasonable price"
                                investment approach involves greater risks
                                and share price volatility than programs that
                                invest in securities thought to be
                                undervalued.

       Neuberger & Berman       Seeks capital growth through an investment
       Partners Fund            approach that is designed to increase capital
                                with reasonable risk.  Its investment program
                                seeks securities believed to be undervalued
                                based on strong fundamentals such as a low
                                price-to-earnings ratio, consistent cash
                                flow, and the company's track record through
                                all parts of the market cycle.  The
                                corresponding portfolio uses the value-
                                oriented investment approach to the selection
                                of individual securities.

       Neuberger & Berman       Seeks long-term capital appreciation through
       Socially Responsive      investments primarily in securities of
       Fund                     companies that meet both financial and social
                                criteria.


       INCOME FUNDS
       ------------

       Neuberger & Berman       A U.S. Government money market fund seeking
       Government Money Fund    maximum safety and liquidity and the highest
                                available current income.  The corresponding
                                portfolio invests only in U.S. Treasury obli-
                                gations and other money market instruments
                                backed by the full faith and credit of the
                                United States.  It seeks to maintain a con-
                                stant purchase and redemption price of $1.00.

       Neuberger & Berman       A money market fund seeking the highest
       Cash Reserves            current income consistent with safety and
                                liquidity. The corresponding portfolio
                                invests in high-quality money market instru-
                                ments.  It seeks to maintain a constant
                                purchase and redemption price of $1.00.





                                        - 52 -






       Neuberger & Berman       Seeks current income, with minimal risk to
       Ultra Short Bond Fund    principal and liquidity.  The corresponding
                                portfolio invests in  money market instru-
                                ments and investment grade debt securities of
                                government and non-government issuers.
                                Maximum average duration of two years.

       Neuberger & Berman       Seeks the highest current income consistent
       Limited Maturity Bond    with low risk to principal and liquidity; and
       Fund                     secondarily, total return.  The corresponding
                                portfolio invests in debt securities, pri-
                                marily investment grade;  maximum 10% below
                                investment grade, but no lower than B.***
                                Maximum average duration of four years.



                      Any Fund described herein, and any of the Other N&B
     Funds, may terminate or modify its exchange privilege in the future.


                      Fund shareholders who are considering exchanging shares into any of the funds listed above should note that (1) like the Funds, the Income Funds are series of the Trust, (2) the Equity Funds are series of a Delaware business trust (named "Neuberger & Berman Equity Funds") that is registered with the SEC as an open-end management investment company, (3) each of the Equity and Income Funds invests all of its net investable assets in a corresponding portfolio that has an investment objective, policies, and limitations identical to those of the fund.


                      Before effecting an exchange, Fund shareholders must obtain and should review a currently effective prospectus of the fund into which the exchange is to be made. In this regard, it should be noted that the Income Funds share a prospectus with the Funds, while the Equity Funds share a separate prospectus. An exchange is treated as a sale for federal income tax purposes, and, depending on the circumstances, a short- or long-term capital gain or loss may be realized.

                      There can be no assurance that Municipal Money, Cash
     Reserves, or Government Money, each of which is a money market fund that seeks to maintain a constant purchase and redemption share price of $1.00, will be able to maintain that price. An investment in any of the above-referenced funds, as in any other mutual fund, is neither insured nor guaranteed by the U.S. Government.


     ________________________

     ***      As rated by Moody's or S&P or, if unrated by either of those entities, deemed by N&B Management to be of comparable quality.


                                        - 53 -






                          ADDITIONAL REDEMPTION INFORMATION

     Suspension of Redemptions

                      The right to redeem a Fund's shares may be suspended or payment of the redemption price postponed (1) when the New York Stock
     Exchange ("NYSE") is closed (other than weekend and holiday closings),
     (2) when trading on the NYSE is restricted, (3) when an emergency exists as a result of which it is not reasonably practicable for the correspond-ing Portfolio to dispose of securities it owns or fairly to determine the value of its net assets, or (4) for such other period as the SEC may by order permit for the protection of a Fund's shareholders; provided that applicable SEC rules and regulations shall govern whether the conditions prescribed in (2) or (3) exist. If the right of redemption is suspended, shareholders may withdraw their offers of redemption, or they will receive payment at the NAV per share in effect at the close of business on the first day the NYSE is open ("Business Day") after termination of the suspension.

     Redemptions in Kind

                      Each Fund reserves the right, under certain conditions, to honor any request for redemption, or a combination of requests from the same shareholder in any 90-day period, totaling $250,000 or 1% of the net assets of the Fund, whichever is less, by making payment in whole or in part by securities valued as described under "Share Prices and Net Asset
     Value" in the Prospectus. If payment is made in securities, a shareholder generally will incur brokerage expenses or other transactions costs in converting those securities into cash and will be subject to fluctuation in the market prices of those securities until they are sold.
     The Funds do not redeem in kind under normal circumstances, but would do so when the Fund Trustees determined that it was in the best interests of a Fund's shareholders as a whole. Redemptions in kind will be made with readily marketable securities to the extent possible.

                          DIVIDENDS AND OTHER DISTRIBUTIONS

                      Each Fund distributes to its shareholders amounts equal to substantially all of its proportionate share of any net investment income (after deducting expenses incurred directly by the Fund) and any net realized capital gains (both long-term and short-term) earned by its corresponding Portfolio. Municipal Money calculates its net investment income and share price as of noon (Eastern time) on each Business Day;
     Municipal Securities and New York Insured Intermediate calculate their net investment income and share price as of the close of regular trading on the NYSE on each Business Day (usually 4 p.m. Eastern time). Shares of
     Municipal Money begin earning income dividends on the Business Day the proceeds of the purchase order are converted into "federal funds" and continue to earn dividends through the Business Day before they are redeemed; shares of Municipal Securities and New York Insured Intermediate begin earning income dividends on the Business Day after the proceeds of the purchase order have been converted to "federal funds" and continue to

                                        - 54 -






     earn dividends through the Business Day they are redeemed. Dividends declared for each month are paid on the last Business Day of the month.


                      A Portfolio's net investment income consists of all income accrued on portfolio assets less accrued expenses but does not include realized capital and foreign currency gains and losses. Net investment income and realized gains and losses, which are reflected in a Portfolio's NAV (and, hence, its corresponding Fund's NAV) until they are distributed. Distributions of net realized capital gains, if any, normally are paid by Municipal Securities and New York Insured
     Intermediate once annually, in December. Income dividends are declared daily and paid monthly


                      Dividends and other distributions are automatically reinvested in additional shares of the distributing Fund, unless the shareholder elects to receive them in cash ("cash election"). Share-holders may make a cash election on the original account application or at a later date by writing to State Street Bank and Trust Company ("State
     Street"), c/o Boston Service Center, P.O. Box 8403, Boston, MA 02266-8403.
     Cash distributions can be paid through an electronic transfer to a bank account designated in the shareholder's original account application. To the extent dividends and other distributions are subject to federal, state, or local income taxation, they are taxable to the shareholders whether received in cash or reinvested in Fund shares.

                      A cash election with respect to any Fund remains in effect until the shareholder notifies State Street in writing to discontinue the election. If it is determined, however, that the U.S.
     Postal Service cannot properly deliver Fund mailings to the shareholder, the Fund will terminate the shareholder's cash election. Thereafter, the shareholder's dividends and other distributions will be automatically reinvested in additional Fund shares until the shareholder notifies State
     Street or the Fund in writing of his or her correct address and requests in writing that the cash election be reinstated.


                              ADDITIONAL TAX INFORMATION

     Taxation of the Funds

                      In order to continue to qualify for treatment as a RIC under the Code, each Fund must distribute to its shareholders for each taxable year at least 90% of the sum of its investment company taxable income (consisting generally of taxable net investment income and net short-term capital gain) plus its net interest income excludable from gross income under section 103(a) of the Code ("Distribution Requirement") and must meet several additional requirements. With respect to each Fund, these requirements include the following: (1) the Fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans, and gains from the sale or

                                        - 55 -






     other disposition of securities, or other income (including gains from Hedging Instruments) derived with respect to its business of investing in securities ("Income Requirement"); (2) the Fund must derive less than 30% of its gross income each taxable year from the sale or other disposition of securities or Hedging Instruments that were held for less than three months ("Short-Short Limitation"); and (3) at the close of each quarter of the Fund's taxable year, (i) at least 50% of the value of its total assets must be represented by cash and cash items, U.S. Government securities, securities of other RICs and other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the Fund's total assets, and (ii) not more than 25% of the value of its total assets may be invested in securities (other than U.S. Government securi-ties) of any one issuer.

                      In addition, in order to be able to pay "exempt-interest dividends" to its shareholders, each Fund must (and intends to continue to) satisfy the additional requirement that, at the close of each quarter of its taxable year, at least 50% of the value of its total assets consists of securities the interest on which is excludable from gross income under section 103(a) of the Code. "Exempt-interest" dividends constitute the portion of the aggregate dividends (not including capital gain distributions), as designated by a Fund, equal to the excess of the Fund's excludable interest over certain amounts disallowed as deductions.
     The shareholders' treatment of dividends from a Fund under local and state income tax laws may differ from the treatment thereof under the Code.

                      Municipal Money and Municipal Securities have received rulings from the Service that each Fund, as an investor in its corresponding Portfolio, will be deemed to own a proportionate share of the Portfolio's assets and income for purposes of determining whether the Fund satisfies all the requirements described above to qualify as a RIC and to pay "exempt-interest" dividends to its shareholders. The Funds also have received rulings from the Service that neither Fund will recognize gain or loss upon the transfer of property to a Portfolio in exchange for an interest in the Portfolio. Although these rulings may not be relied on as precedent by New York Insured Intermediate, N&B Management believes that the reasoning thereof, and hence this conclusion, apply to this Fund as well.

                      Each Fund will be subject to a nondeductible 4% excise tax ("Excise Tax") to the extent it fails to distribute by the end of any calendar year substantially all of its (taxable) ordinary income for that year and capital gain net income for the one-year period ending on October
     31 of that year, plus certain other amounts.

                      See the next section for a discussion of the tax consequences to Municipal Securities and New York Insured Intermediate of hedging and certain other transactions engaged in by their corresponding
     Portfolios.




                                        - 56 -






     Taxation of the Portfolios

                      Neuberger & Berman Municipal Money Portfolio and
     Neuberger & Berman Municipal Securities Portfolio have received rulings from the Service to the effect that, among other things, each Portfolio will be treated as a separate partnership for federal income tax purposes and will not be a "publicly traded partnership." Although this ruling may not be relied on as precedent by Neuberger & Berman New York Insured
     Intermediate Portfolio, N&B Management believes the reasoning thereof and, hence, this conclusion apply to that Portfolio as well. As a result, no Portfolio is subject to federal income tax; instead, each investor in a Portfolio, such as a Fund, is required to take into account in determining its federal income tax liability its share of the Portfolio's income, gains, losses, deductions, credits, and tax preference items, without regard to whether it has received any cash distributions from the Portfolio. Each Portfolio also is not subject to Delaware or New York income or franchise tax.

                      Because each Fund is deemed to own a proportionate share of its corresponding Portfolio's assets and income for purposes of determining whether the Fund qualifies as a RIC and to pay "exempt-interest" dividends to its shareholders, each Portfolio intends to continue to conduct its operations so that its corresponding Fund will be able to continue to satisfy all those requirements.


                      Distributions to a Fund from its corresponding Portfolio
     (whether pursuant to a partial or complete withdrawal or otherwise) will not result in the Fund's recognition of any gain or loss for federal income tax purposes, except that (1) gain will be recognized to the extent any cash that is distributed exceeds the Fund's basis for its interest in the Portfolio before the distribution, (2) income or gain will be recognized if the distribution is in liquidation of the Fund's entire interest in the Portfolio and includes a disproportionate share of any unrealized receivables held by the Portfolio, (3) loss will be recognized if a liquidation distribution consists solely of cash and/or unrealized receivables, and (4) gain (and, in certain situations, loss) may be recognized on an in-kind distribution by the Portfolio. A Fund's basis for its interest in its corresponding Portfolio generally equals the amount of cash and the basis of any property the Fund invests in the Portfolio, increased by the Fund's share of the Portfolio's net income
     (including tax-exempt income) and capital gains and decreased by (1) the amount of cash and the basis of any property the Portfolio distributes to the Fund and (2) the Fund's share of the Portfolio's losses.

                      The use by Neuberger & Berman Municipal Securities
     Portfolio and New York Insured Intermediate Portfolio of hedging strate-gies, such as writing (selling) and purchasing Hedging Instruments, involves complex rules that will determine for income tax purposes the character and timing of recognition of the gains and losses the Portfolios realize in connection therewith. For each of these Portfolios, income from transactions in Hedging Instruments derived with respect to its

                                        - 57 -






     business of investing in securities will qualify as permissible income for its corresponding Fund under the Income Requirement. However, income from the disposition by a Portfolio of Hedging Instruments will be subject to the Short-Short Limitation for its corresponding Fund if they are held for less than three months.

                      If Neuberger & Berman Municipal Securities Portfolio or
     Neuberger & Berman New York Insured Intermediate Portfolio satisfies certain requirements, any increase in value of a position that is part of a "designated hedge" will be offset by any decrease in value (whether realized or not) of the offsetting hedging position during the period of the hedge for purposes of determining whether its corresponding Fund satisfies the Short-Short Limitation. Thus, only the net gain (if any) from the designated hedge will be included in gross income for purposes of that limitation. Each of these Portfolios will consider whether it should seek to qualify for this treatment for its hedging transactions. To the extent a Portfolio does not so qualify, it may be forced to defer the closing out of certain Hedging Instruments beyond the time when it otherwise would be advantageous to do so, in order for its corresponding
     Fund to continue to qualify as a RIC.

                      Exchange-traded Futures Contracts and listed options thereon constitute "Section 1256 contracts." Section 1256 contracts are required to be marked to market (that is, treated as having been sold at market value) at the end of a Portfolio's taxable year. Sixty percent of any gain or loss recognized as a result of these "deemed sales," and 60%
     of any net realized gain or loss from any actual sales, of Section 1256 contracts are treated as long-term capital gain or loss, and the remainder are treated as short-term capital gain or loss.

                      Each Portfolio may invest in municipal bonds that are purchased with market discount (that is, at a price less than the bond's principal amount or, in the case of a bond that was issued with original issue discount ("OID"), at a price less than the amount of the issue price plus accrued OID) ("municipal market discount bonds"). If a bond's market discount is less than the product of (1) 0.25% of the redemption price at maturity times (2) the number of complete years to maturity after the taxpayer acquired the bond, then no market discount is considered to exist. Gain on the disposition of a municipal market discount bond pur-chased by a Portfolio (other than a bond with a fixed maturity date within one year from its issuance), generally is treated as ordinary (taxable) income, rather than capital gain, to the extent of the bond's accrued market discount at the time of disposition. Market discount on such a bond generally is accrued ratably, on a daily basis, over the period from the acquisition date to the date of maturity. In lieu of treating the disposition gain as above, a Portfolio may elect to include market dis-count in its gross income currently, for each taxable year to which it is attributable.

                      Each Portfolio may acquire zero coupon or other municipal securities issued with OID. As a holder of those securities, each Portfo-lio (and, through it, its corresponding Fund) must take into account the

                                        - 58 -






     OID that accrues on the securities during the taxable year, even if it receives no corresponding payment on the securities during the year.
     Because each Fund annually must distribute substantially all of its investment company taxable income plus its share of its corresponding
     Portfolio's accrued tax-exempt OID to satisfy the Distribution
     Requirement, a Fund may be required in a particular year to distribute as a dividend an amount that is greater than its proportionate share of the total amount of cash its corresponding Portfolio actually receives. Those distributions will be made from a Fund's (or its proportionate share of its corresponding Portfolio's) cash assets or, if necessary, from the proceeds of sales of that Portfolio's securities. A Portfolio may realize capital gains or losses from those sales, which would increase or decrease its corresponding Fund's investment company taxable income and/or net capital gain (the excess of net long-term capital gain over net short-term capital loss). In addition, any such gains may be realized on the dispo-sition of securities held for less than three months. Because of the Short-Short Limitation, any such gains would reduce a Portfolio's ability to sell other securities, or certain Hedging Instruments, held for less than three months, that it might wish to sell in the ordinary course of its portfolio management.

     Taxation of the Funds' Shareholders

                      Interest on indebtedness incurred or continued by a shareholder to purchase or carry Fund shares is not deductible.
     Furthermore, entities or persons who are "substantial users" (or related persons) of facilities financed by industrial development bonds or private activity bonds should consult their tax advisers before purchasing shares of a Fund because, for users of certain of these facilities, the interest on those bonds is not exempt from federal income tax. For these purposes, the term "substantial user" is defined generally to include a non-exempt person who regularly uses in trade or business a part of a facility financed from the proceeds of those bonds.

                      If Municipal Securities or New York Insured Intermediate shares are sold at a loss after being held for six months or less, the loss will be disallowed to the extent of any exempt-interest dividends received on those shares, and the allowed portion of the loss, if any, will be treated as long-term, instead of short-term, capital loss to the extent of any capital gain distributions received on those shares.

                      Up to 85% of social security and railroad retirement benefits may be included in taxable income for recipients whose adjusted gross income (including income from tax-exempt sources such as a Fund) plus 50% of their benefits exceeds certain base amounts. Exempt-interest dividends from a Fund still are tax-exempt to the extent described above;
     they are only included in the calculation of whether a recipient's income exceeds the established amounts.

                      If a Portfolio invests in any instruments that generate taxable interest income, under the circumstances described in the Prospec-tus, distributions by its corresponding Fund attributable to that interest

                                        - 59 -






     will be taxable to the Fund's shareholders as ordinary income to the extent of the Fund's earnings and profits. Similarly, if a Portfolio realizes capital gain as a result of market transactions, any distribution by its corresponding Fund attributable to that gain will be taxable to the Fund's shareholders. There may be additional federal income tax consequences regarding the receipt of tax-exempt dividends by shareholders such as "S" corporations, financial institutions, and property and casu-alty insurance companies and individuals otherwise eligible for the earned income credit. A shareholder falling into any such category should consult its tax adviser concerning its investment in shares of a Fund.

                      Each Fund is required to withhold 31% of all taxable dividends, and Municipal Securities and New York Insured Intermediate are required to withhold 31% of all capital gain distributions and redemption proceeds, payable to any individuals and certain other non-corporate shareholders who do not provide the Fund with a correct taxpayer identification number. Withholding at that rate also is required from taxable dividends and capital gain distributions payable to such share-holders who otherwise are subject to backup withholding.

                      As described under "How to Sell Shares" in the Prospectus, a Fund may close a shareholder's account with the Fund and redeem the remaining shares if the account balance falls below the specified minimum and the shareholder fails to reestablish the minimum balance after being given the opportunity to do so.

                      New York State and New York City Income Taxes. The portion of New York Insured Intermediate's exempt-interest dividends equal to the proportion which the Fund's interest on New York Municipal
     Securities bears to all of the Fund's tax-exempt interest (whether or not distributed) also will be exempt from New York State and New York City personal income taxes. Shareholders subject to income taxation in states other than New York will realize a lower after-tax rate of return than New
     York shareholders because the dividends distributed by the Fund generally will not be exempt, to any significant degree, from income taxation by such other states.

                      Interest on indebtedness incurred or continued to purchase or carry the Fund's shares is not deductible for New York State and New York City personal income tax purposes to the extent attributable to interest income exempt from New York State and New York City personal income taxes. Tax-exempt dividends paid to a corporate shareholder will be subject to the New York State corporate franchise tax and New York City general corporation tax.

                          VALUATION OF PORTFOLIO SECURITIES
                    (Neuberger & Berman Municipal Money Portfolio)



                      Neuberger & Berman Municipal Money Portfolio relies on
     Rule 2a-7 under the 1940 Act to use the amortized cost method of valuation

                                        - 60 -






     to enable its corresponding Fund to stabilize the purchase and redemption price of its shares at $1.00 per share. This method involves valuing portfolio securities at their cost at the time of purchase and thereafter assuming a constant amortization (or accretion) to maturity of any premium
     (or discount), regardless of the impact of interest rate fluctuations on the market value of the securities. Although Neuberger & Berman Municipal
     Money Portfolio's reliance on Rule 2a-7 and use of the amortized cost valuation method should enable the Fund, under most conditions, to maintain a stable $1.00 share price, there can be no assurance it will be able to do so. An investment in the Fund, as in any mutual fund, is neither insured nor guaranteed by the U.S. Government.

                                PORTFOLIO TRANSACTIONS

                      Purchases and sales of portfolio securities generally are transacted with issuers, underwriters, or dealers that serve as primary market-makers, who act as principals for the securities on a net basis.
     The Portfolios typically do not pay brokerage commissions for such purchases and sales. Instead, the price paid for newly issued securities usually includes a concession or discount paid by the issuer to the underwriter, and the prices quoted by market-makers reflect a spread between the bid and the asked prices from which the dealer derives a profit.


                      In purchasing and selling portfolio securities other than as described above (for example, in the secondary market), each Portfolio seeks to obtain best execution at the most favorable prices through responsible broker-dealers and, in the case of agency transactions, at competitive commission rates. In selecting broker-dealers to execute transactions, N&B Management considers such factors as the price of the security, the rate of commission, the size and difficulty of the order, and the reliability, integrity, financial condition, and general execution and operational capabilities of competing broker-dealers. N&B Management also may consider the brokerage and research services that broker-dealers provide to the Portfolio or N&B Management. Under certain conditions, a Portfolio may pay higher brokerage commissions in return for brokerage and research services, although no Portfolio has a current arrangement to do so. In any case, each Portfolio may effect principal transactions with a dealer who furnishes research services, may designate any dealer to receive selling concessions, discounts, or other allowances, or otherwise may deal with any dealer in connection with the acquisition of securities in underwritings.


                      During the fiscal year ended October 31, 1996, ________
     Portfolio acquired securities of its "regular brokers or dealers" (as defined in the 1940 Act). At October 31, 1996, ________ Portfolio held any securities of its "regular brokers or dealers."

                      No affiliate of any Portfolio receives give-ups or reciprocal business in connection with its portfolio transactions. No

                                        - 61 -






     Portfolio effects transactions with or through broker-dealers in accordance with any formula or for selling shares of a Fund. However, broker-dealers who effect or execute portfolio transactions may from time to time effect purchases of Fund shares for their customers. The 1940 Act generally prohibits Neuberger & Berman from acting as principal in the purchase of portfolio securities from, or the sale of portfolio securities to, a Portfolio unless an appropriate exemption is available.

     Portfolio Turnover

                      Neuberger & Berman Municipal Securities Portfolio and
     Neuberger & Berman New York Insured Intermediate Portfolio calculate a portfolio turnover rate by dividing (1) the lesser of the cost of the securities purchased or the value of the securities sold by the Portfolio during the fiscal year other than securities, including options, whose maturity or expiration date at the time of acquisition was one year or less by (2) the monthly average value of such securities owned by the Portfolio during the fiscal year.

                               REPORTS TO SHAREHOLDERS

                      Shareholders of each Fund receive unaudited semi-annual financial statements, as well as year-end financial statements audited by the independent auditors for the Fund and for its corresponding Portfolio.
     Each Fund's statements show the investments owned by its corresponding
     Portfolio and the market values thereof and provide other information about the Fund and its operations, including the Fund's beneficial interest in its corresponding Portfolio.

                            CUSTODIAN AND TRANSFER AGENT

                      Each Fund and Portfolio has selected State Street Bank and Trust Company ("State Street"), 225 Franklin Street, Boston, MA 02110 as custodian for its securities and cash. All correspondence should be mailed to Neuberger & Berman Funds, c/o Boston Service Center, P.O. Box
     8403, Boston, MA 02266-8403. State Street also serves as each Fund's transfer and shareholder servicing agent, administering purchases, redemptions, and transfers of Fund shares and the payment of dividends and other distributions through its Boston Service Center.

                                INDEPENDENT AUDITORS

                      Each Fund and Portfolio has selected Ernst & Young LLP,
     200 Clarendon Street, Boston, MA 02116, as the independent auditors who will audit its financial statements.
                                    LEGAL COUNSEL

                      Each Fund and Portfolio has selected Kirkpatrick &
     Lockhart LLP, 1800 Massachusetts Avenue, N.W., 2nd Floor, Washington, D.C.
     20036-1800, as its legal counsel.



                                        - 62 -



                 CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

              The following table sets forth the name, address, and percentage of ownership of each person who was known by each Fund to own beneficially or of record 5% or more of that Fund's outstanding shares at _________:


                                                                 Percentage of
                               Name and Address:                 Ownership at
                               -----------------                  __________

       Municipal Money:        Neuberger & Berman*                  _____%
       ---------------         605 Third Avenue
                               New York, NY  10158-3698

       Municipal Securities:   Charles Schwab & Co., Inc.*          _____%
       --------------------    Attn: Mutual Funds Dept.
                               101 Montgomery Street
                               San Francisco, CA  94104-4122

                               Neuberger & Berman*                  _____%
                               605 Third Avenue
                               New York, NY  10158-3698

       New York Insured        Neuberger & Berman*                  _____%
        Intermediate:          11 Broadway
       ----------------        Attn: Operations Control
                               New York, NY  10004-1303

                               Stanley Egener                       _____%
                               605 Third Avenue
                               New York, NY  10158

                               Neuberger & Berman                   _____%
                               Management Inc.
                               Attn:  M. Weiner
                               605 Third Avenue
                               New York, NY  10158-0180

                               Charles Schwab & Co., Inc.*           ____%
                               101 Montgomery Street
                               San Francisco, CA  94104-4122

     * Charles Schwab & Co., Inc. and Neuberger & Berman hold these shares of record for the accounts of certain of their clients and have informed the Funds of their policy to maintain the confidentiality of holdings in client accounts unless disclosure is expressly required by law.




                                REGISTRATION STATEMENT

                      This SAI and the Prospectus do not contain all the infor-mation included in the Trust's registration statement filed with the SEC under the 1933 Act with respect to the securities offered by the


                                        - 63 -



     Prospectus. The registration statement, including the exhibits filed therewith, may be examined at the SEC's offices in Washington, D.C. The
     SEC maintains a Website (http://www.sec.gov) that contains this SAI, material incorporated by reference, and other information regarding the Funds and Portfolios.


                      Statements contained in this SAI and in the Prospectus as to the contents of any contract or other document referred to are not necessarily complete, and in each instance reference is made to the copy of any contract or other document filed as an exhibit to the registration statement, each such statement being qualified in all respects by such reference.

                                FINANCIAL STATEMENTS

                      The following financial statements and related documents are incorporated herein by reference to the Funds' Annual Report to Shareholders for the fiscal year ended October 31, 1995:

                      [To be filed by amendment to the Trust's registration statement.]





































                                        - 64 -



                                                                      Appendix A

                RATINGS OF MUNICIPAL OBLIGATIONS AND COMMERCIAL PAPER

                      S&P municipal bond ratings:

                      AAA - Bonds rated AAA have the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

                      AA - Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the higher rated issues only in small degree.

                      A - Bonds rated A have a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

                      BBB - Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in higher rated categories.

                      Plus (+) or Minus (-) - The ratings above may be modified by the addition of a plus or minus sign to show relative standing within the major categories.

                      Moody's municipal bond ratings:

                      Aaa - Bonds rated Aaa are judged to be of the best qual-ity. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or an exceptionally stable margin, and principal is secure. Although the various protective elements are likely to change, the changes that can be visualized are most unlikely to impair the fundamentally strong position of such issues.

                      Aa - Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as "high grade bonds." They are rated lower than the best bonds because margins of protection may not be as large as in Aaa-rated securities, fluctuation of protective elements may be of greater amplitude, or there may be other elements present that make the long-term risks appear somewhat larger than in Aaa-rated securities.

                      A - Bonds rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations.
     Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future.

                      Baa - Bonds which are rated Baa are considered as medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. These bonds

                                        - 65 -



     lack outstanding investment characteristics and in fact have speculative characteristics as well.

              Modifiers - Moody's may apply numerical modifiers 1, 2, and 3 in each generic rating classification described above. The modifier 1 indicates that the company ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the company ranks in the lower end of its generic rating category.

                      S&P municipal note ratings:

                      SP-1 - This designation denotes very strong or strong capacity to pay principal and interest. Those issuers determined to possess overwhelming safety characteristics are given a plus (+) designation.

                      SP-2 - This designation denotes satisfactory capacity to pay principal and interest.

                      SP-3 - This designation denotes speculative capacity to pay principal and interest.

                      Moody's municipal note ratings:

                      MIG 1/VMIG 1 - This designation denotes best quality.
     There is present strong protection by established cash flows, superior liquidity support, or demonstrated broad-based access to the market for refinancing.

                      MIG 2/VMIG 2 - This designation denotes high quality.
     Margins of protection are ample, although not so large as in the preceding group.

                      MIG 3/VMIG 3 - This designation denotes favorable quality. All security elements are accounted for, but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow, and market access for refinancing is likely to be less well established.

                      MIG 4/VMIG 4 - This designation denotes adequate quality, carrying specific risk but having protection and not distinctly or predominantly speculative.
                      The designation VMIG indicates a variable rate demand note.

                      S&P commercial paper ratings:

                      A-1 - This highest category indicates that the degree of safety regarding timely payment is strong. Those issuers determined to possess extremely strong safety characteristics are denoted with a plus sign (+).

                      A-2 - This designation denotes satisfactory capacity for timely payment. However, the relative degree of safety is not as high as for issues designated A-1.



                                        - 66 -



                      Moody's commercial paper ratings:

                      Issuers rated Prime-1 (or related supporting institu-tions), also known as P-1, have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics:

              -       Leading market positions in well-established industries.

              -       High rates of return on funds employed.

              - Conservative capitalization structures with moderate reliance on debt and ample asset protection.

              - Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

              - Well-established access to a range of financial markets and assured sources of alternate liquidity.

                      Issuers rated Prime-2 (or related supporting institu-tions), also known as P-2, have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation.
     Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

                      S&P Claims-Paying Ability Ratings of Insurance Companies:

                      AAA - Insurers rated AAA offer superior financial security on both an absolute and relative basis. They possess the highest safety and have an overwhelming capacity to meet policyholder obligations.

                      Moody's Financial Strength Ratings of Insurance
     Companies:

                      Aaa - Insurers rated Aaa offer exceptional financial security. While the financial strength of these companies is likely to change, such changes as can be visualized are most unlikely to impair their fundamentally strong positions.


















                                        - 67 -



                                                                      Appendix B

                                THE ART OF INVESTMENT:
                          A CONVERSATION WITH ROY NEUBERGER

      [To be filed by amendment to the Trust's registration statement.]





















































                                        - 68 -






                           NEUBERGER & BERMAN INCOME FUNDS
                    POST-EFFECTIVE AMENDMENT NO. 22 ON FORM N-1A

                                       PART C

                                  OTHER INFORMATION

     Item 24.         Financial Statements and Exhibits
     --------         ---------------------------------

     (a)      Financial Statements:

              Audited financial statements for the fiscal year ended October
              31, 1996 for Neuberger & Berman Income Funds (with respect to
              Neuberger & Berman Government Money Fund, Neuberger & Berman Cash
              Reserves, Neuberger & Berman Ultra Short Bond Fund, Neuberger &
              Berman Limited Maturity Bond Fund, Neuberger & Berman Municipal
              Money Fund, Neuberger & Berman Municipal Securities Trust and
              Neuberger & Berman New York Insured Intermediate Fund) and Income
              Managers Trust (with respect to Neuberger & Berman Government
              Money Portfolio, Neuberger & Berman Cash Reserves Portfolio,
              Neuberger & Berman Ultra Short Bond Portfolio, Neuberger & Berman
              Limited Maturity Bond Portfolio, Neuberger & Berman Municipal
              Money Portfolio, Neuberger & Berman Municipal Securities
              Portfolio and Neuberger & Berman New York Insured Intermediate
              Portfolio) will be filed by amendment to Registrant's
              Registration Statement.

              Included in Part A of this Post-Effective Amendment:

                      Form of FINANCIAL HIGHLIGHTS for the
                      periods indicated therein for Neuberger
                      & Berman Government Money Fund,
                      Neuberger & Berman Cash Reserves,
                      Neuberger & Berman Ultra Short Bond
                      Fund, Neuberger & Berman Limited
                      Maturity Bond Fund, Neuberger & Berman
                      Municipal Money Fund, Neuberger & Berman
                      Municipal Securities Trust, and
                      Neuberger & Berman New York Insured
                      Intermediate Fund, to be filed by
                      amendment to the Registrant's
                      Registration Statement, for the periods
                      indicated therein.

     (b)      Exhibits:






       Exhibit Number     Description
       --------------     -----------

               (1)        (a)      Certificate of Trust. Incorporated by
                                   Reference to Post-Effective Amendment No.
                                   21 to Registrant's Registration Statement,
                                   File Nos. 2-85229 and 811-3802, EDGAR
                                   Accession No. 0000898432-96-000117.

                          (b)      Trust Instrument of Neuberger & Berman
                                   Income Funds.  Incorporated by Reference to
                                   Post-Effective Amendment No. 21 to
                                   Registrant's Registration Statement, File
                                   Nos. 2-85229 and 811-3802, EDGAR Accession
                                   No. 0000898432-96-000117.

                          (c)      Schedule A - Current Series of Neuberger &
                                   Berman Income Funds.  Incorporated by
                                   Reference to Post-Effective Amendment No.
                                   21 to Registrant's Registration Statement,
                                   File Nos. 2-85229 and 811-3802, EDGAR
                                   Accession No. 0000898432-96-000117.

               (2)        By-Laws of Neuberger & Berman Income Funds.
                          Incorporated by Reference to Post-Effective
                          Amendment No. 21 to Registrant's Registration
                          Statement, File Nos. 2-85229 and 811-3802, EDGAR
                          Accession No. 0000898432-96-000117.

               (3)        Voting Trust Agreement.  None.

               (4)        Specimen Share Certificate.  None.

               (5)        (a)      (i)     Management Agreement Between
                                           Income Managers Trust and
                                           Neuberger & Berman Management
                                           Incorporated.  Incorporated by
                                           Reference to Post-Effective
                                           Amendment No. 21 to Registrant's
                                           Registration Statement, File Nos.
                                           2-85229 and 811-3802, EDGAR
                                           Accession No. 0000898432-96-00017.











                                        - 2 -






                                   (ii)    Schedule A - Portfolios of Income
                                           Managers Trust Currently Subject
                                           to the Management Agreement.
                                           Incorporated by Reference to Post-
                                           Effective Amendment No. 21 to
                                           Registrant's Registration
                                           Statement, File Nos. 2-85229 and
                                           811-3802, EDGAR Accession No.
                                           0000898432-96-00017.

                                   (iii)   Schedule B - Schedule of
                                           Compensation under the Management
                                           Agreement.  Incorporated by
                                           Reference to Post-Effective
                                           Amendment No. 21 to Registrant's
                                           Registration Statement, File Nos.
                                           2-85229 and 811-3802, EDGAR
                                           Accession No. 0000898432-96-00017.


                          (b)      (i)     Sub-Advisory Agreement Between
                                           Neuberger & Berman Management
                                           Incorporated and Neuberger &
                                           Berman, L.P. with respect to
                                           Income Managers Trust.
                                           Incorporated by Reference to Post-
                                           Effective Amendment No. 21 to
                                           Registrant's Registration
                                           Statement, File Nos. 2-85229 and
                                           811-3802, EDGAR Accession No.
                                           0000898432-96-00017.

                                   (ii)    Schedule A - Portfolios of Income
                                           Managers Trust Currently Subject
                                           to the Sub-Advisory Agreement.
                                           Incorporated by Reference to Post-
                                           Effective Amendment No. 21 to
                                           Registrant's Registration
                                           Statement, File Nos. 2-85229 and
                                           811-3802, EDGAR Accession No.
                                           0000898432-96-00017.

               (6)        (a)      Distribution Agreement between Neuberger &
                                   Berman Income Funds and Neuberger & Berman
                                   Management Incorporated.  Incorporated by
                                   Reference to Post-Effective Amendment No.
                                   21 to Registrant's Registration Statement,
                                   File Nos. 2-85229 and 811-3802, EDGAR
                                   Accession No. 0000898432-96-00017.




                                        - 3 -






                          (b)      Schedule A - Series of Neuberger & Berman
                                   Income Funds Currently Subject to the
                                   Distribution Agreement.  Incorporated by
                                   Reference to Post-Effective Amendment No.
                                   21 to Registrant's Registration Statement,
                                   File Nos. 2-85229 and 811-3802, EDGAR
                                   Accession No. 0000898432-96-00017.

               (7)        Bonus, Profit Sharing or Pension Plans.  None.

               (8)        (a)      Custodian Contract Between Neuberger &
                                   Berman Income Funds and State Street Bank
                                   and Trust Company.  Incorporated by
                                   Reference to Post-Effective Amendment No.
                                   21 to Registrant's Registration Statement,
                                   File Nos. 2-85229 and 811-3802, EDGAR
                                   Accession No. 0000898432-96-00017.

                          (b)      Schedule A - Approved Foreign Banking
                                   Institutions and Securities Depositories
                                   Under the Custodian Contract. Incorporated by Reference to Post-Effective Amendment
                                   No. 21 to Registrant's Registration
                                   Statement, File Nos. 2-85229 and 811-3802,
                                   EDGAR Accession No. 0000898432-96-00017.

               (9)        (a)      (i)     Transfer Agency Agreement Between
                                           Neuberger & Berman Income Funds
                                           and State Street Bank and Trust
                                           Company.  Incorporated by
                                           Reference to Post-Effective
                                           Amendment No. 21 to Registrant's
                                           Registration Statement, File Nos.
                                           2-85229 and 811-3802, EDGAR
                                           Accession No. 0000898432-96-00017.


                                   (ii)    Agreement between Neuberger &
                                           Berman Income Funds and State
                                           Street Bank and Trust Company
                                           Adding Neuberger & Berman New York
                                           Insured Intermediate Fund as a
                                           Portfolio Governed by the Transfer
                                           Agency Agreement.  Incorporated by
                                           Reference to Post-Effective
                                           Amendment No. 21 to Registrant's
                                           Registration Statement, File Nos.
                                           2-85229 and 811-3802, EDGAR
                                           Accession No. 0000898432-96-00017.




                                        - 4 -






                                   (iii)   First Amendment to Transfer Agency
                                           and Service Agreement between
                                           Neuberger & Berman Income Funds
                                           and State Street Bank and Trust
                                           Company.  Incorporated by
                                           Reference to Post-Effective
                                           Amendment No. 21 to Registrant's
                                           Registration Statement, File Nos.
                                           2-85229 and 811-3802, EDGAR
                                           Accession No. 0000898432-96-00017.


                          (b)      (i)     Administration Agreement Between
                                           Neuberger & Berman Income Funds
                                           and Neuberger & Berman Management
                                           Incorporated.  Incorporated by
                                           Reference to Post-Effective
                                           Amendment No. 21 to Registrant's
                                           Registration Statement, File Nos.
                                           2-85229 and 811-3802, EDGAR
                                           Accession No. 0000898432-96-00017.


                                   (ii)    Schedule A - Series of Neuberger &
                                           Berman Income Funds Currently
                                           Subject to the Administration
                                           Agreement.  Incorporated by
                                           Reference to Post-Effective
                                           Amendment No. 21 to Registrant's
                                           Registration Statement, File Nos.
                                           2-85229 and 811-3802, EDGAR
                                           Accession No. 0000898432-96-00017.


                                   (iii)   Schedule B - Schedule of
                                           Compensation Under the
                                           Administration Agreement.
                                           Incorporated by Reference to Post-
                                           Effective Amendment No. 21 to
                                           Registrant's Registration
                                           Statement, File Nos. 2-85229 and
                                           811-3802, EDGAR Accession No.
                                           0000898432-96-00017.

               (10)       Opinion and Consent of Kirkpatrick & Lockhart on
                          Securities Matters.  None.

               (11)       Other Opinions, Appraisals, Rulings and Consents:

                                   Consents of Ernst & Young LLP, Independent
                                   Auditors.  To be Filed by Amendment.


                                        - 5 -






               (12)       Financial Statements Omitted from Prospectus.
                          None.

               (13)       Letter of Investment Intent.  Incorporated by
                          Reference to Pre-Effective Amendment No. 1  to the
                          Registration Statement of Neuberger & Berman Multi-
                          Series Fund, Inc., File Nos. 33-19951 and 811-5467.

               (14)       Prototype Retirement Plan.  None.

               (15)       Plan Pursuant to Rule 12b-1.  None.

               (16)       Schedule of Computation of Performance Quotations.
                          Incorporated by Reference to Post-Effective
                          Amendment No. 17 to Registrant's Registration
                          Statement, File Nos. 2-85229 and 811-3802.

               (17)       Financial Data Schedule.  To be Filed by Amendment.

               (18)       Plan Pursuant to Rule 18f-3.  None.



     Item 25.         Persons Controlled By or Under Common Control with
                      Registrant.
                      --------------------------------------------------

              No person is controlled by or under common control with the Registrant. (Registrant is organized in a master/feeder fund structure, and technically may be considered to control the master fund in which it invests, Income Managers Trust.)

     Item 26.         Number of Holders of Securities.
     --------        --------------------------------

              The following information is given as of ________ __, 1996.

                                                            Number of
       Title of Class                                     Record Holders
       --------------                                     --------------
       Shares of beneficial
       interest, $0.001 par value, of:

       Neuberger & Berman Government Money Fund                _____
       Neuberger & Berman Cash Reserves                        _____
       Neuberger & Berman Ultra Short Bond Fund                _____
       Neuberger & Berman Limited Maturity Bond Fund           _____
       Neuberger & Berman Municipal Money Fund                 _____
       Neuberger & Berman Municipal Securities Trust           _____
       Neuberger & Berman New York Insured                     _____
               Intermediate Fund


                                        - 6 -






     Item 27.         Indemnification.
     -------         ---------------

              A Delaware business trust may provide in its governing instrument for indemnification of its officers and trustees from and against any and all claims and demands whatsoever. Article IX, Section 2 of the Trust
     Instrument provides that the Registrant shall indemnify any present or former trustee, officer, employee or agent of the Registrant ("Covered
     Person") to the fullest extent permitted by law against liability and all expenses reasonably incurred or paid by him or her in connection with any claim, action, suit or proceeding ("Action") in which he or she becomes involved as a party or otherwise by virtue of his or her being or having been a Covered Person and against amounts paid or incurred by him or her in settlement thereof. Indemnification will not be provided to a person adjudged by a court or other body to be liable to the Registrant or its shareholders by reason of "willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office" ("Disabling Conduct"), or not to have acted in good faith in the reasonable belief that his or her action was in the best interest of the Registrant. In the event of a settlement, no indemnification may be provided unless there has been a determination that the officer or trustee did not engage in Disabling Conduct (i) by the court or other body approving the settlement; (ii) by at least a majority of those trustees who are neither interested persons, as that term is defined in the Investment Company Act of 1940 ("1940 Act"), of the Registrant
     ("Independent Trustees"), nor parties to the matter based upon a review of readily available facts; or (iii) by written opinion of independent legal counsel based upon a review of readily available facts.

              Pursuant to Article IX, Section 3 of the Trust Instrument, if any present or former shareholder of any series ("Series") of the Registrant shall be held personally liable solely by reason of his or her being or having been a shareholder and not because of his or her acts or omissions or for some other reason, the present or former shareholder (or his or her heirs, executors, administrators or other legal representatives or in the case of any entity, its general successor) shall be entitled out of the assets belonging to the applicable Series to be held harmless from and indemnified against all loss and expense arising from such liability. The
     Registrant, on behalf of the affected Series, shall, upon request by such shareholder, assume the defense of any claim made against such shareholder for any act or obligation of the Series and satisfy any judgment thereon from the assets of the Series.

              Section 9 of the Management Agreement between Income Managers
     Trust ("Managers Trust") and Neuberger and Berman Management Incorporated
     ("N&B Management") provides that neither N&B Management nor any director, officer or employee of N&B Management performing services for any series of Managers Trust (each a "Portfolio") at the direction or request of N&B
     Management in connection with N&B Management's discharge of its obligations under the Agreement shall be liable for any error of judgment or mistake of law or for any loss suffered by a Portfolio in connection with any matter to which the Agreement relates; provided, that nothing in

                                        - 7 -






     the Agreement shall be construed (i) to protect N&B Management against any liability to Managers Trust or a Portfolio or its interestholders to which N&B Management would otherwise be subject by reason of willful misfeasance, bad faith, or gross negligence in the performance of its duties, or by reason of N&B Management's reckless disregard of its obligations and duties under the Agreement, or (ii) to protect any director, officer or employee of N&B Management who is or was a trustee or officer of Managers Trust against any liability to Managers Trust or a Portfolio or its interestholders to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person's office with Managers Trust.

              Section 1 of the Sub-Advisory Agreement between N&B Management and Neuberger & Berman, L.P. ("Neuberger & Berman") with respect to
     Managers Trust provides that, in the absence of willful misfeasance, bad faith or gross negligence in the performance of its duties, or of reckless disregard of its duties and obligations under the Agreement, Neuberger &
     Berman will not be subject to liability for any act or omission or any loss suffered by any Portfolio or its interestholders in connection with the matters to which the Agreement relates.

              Section 12 of the Administration Agreement between the Registrant and N&B Management provides that N&B Management will not be liable to the Registrant for any action taken or omitted to be taken by N&B Management or its employees, agents or contractors in carrying out the provisions of the Agreement if such action was taken or omitted in good faith and without negligence or misconduct on the part of N&B Management, or its employees, agents or contractors. Section 13 of the Administration
     Agreement provides that the Registrant shall indemnify N&B Management and hold it harmless from and against any and all losses, damages and expenses, including reasonable attorneys' fees and expenses, incurred by N&B Management that result from: (i) any claim, action, suit or proceeding in connection with N&B Management's entry into or performance of the Agreement; or (ii) any action taken or omission to act committed by N&B Management in the performance of its obligations under the Agreement;
     or (iii) any action of N&B Management upon instructions believed in good faith by it to have been executed by a duly authorized officer or representative of a Series; provided, that N&B Management will not be entitled to such indemnification in respect of actions or omissions constituting negligence or misconduct on the part of N&B Management, or its employees, agents or contractors. Amounts payable by the Registrant under this provision shall be payable solely out of assets belonging to that Series, and not from assets belonging to any other Series of the Registrant. Section 14 of the Administration Agreement provides that N&B
     Management will indemnify the Registrant and hold it harmless from and against any and all losses, damages and expenses, including reasonable attorneys' fees and expenses, incurred by the Registrant that result from:
     (i) N&B Management's failure to comply with the terms of the Agreement; or
     (ii) N&B Management's lack of good faith in performing its obligations under the Agreement; or (iii) the negligence or misconduct of N&B
     Management, or its employees, agents or contractors in connection with the

                                        - 8 -






     Agreement. The Registrant shall not be entitled to such indemnification in respect of actions or omissions constituting negligence or misconduct on the part of the Registrant or its employees, agents or contractors other than N&B Management, unless such negligence or misconduct results from or is accompanied by negligence or misconduct on the part of N&B
     Management, any affiliated person of N&B Management, or any affiliated person of an affiliated person of N&B Management.

              Section 11 of the Distribution Agreement between the Registrant and N&B Management provides that N&B Management shall look only to the assets of a Series for the Registrant's performance of the Agreement by the Registrant on behalf of such Series, and neither the trustees nor any of the Registrant's officers, employees or agents, whether past, present or future, shall be personally liable therefor.

              Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("1933 Act") may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.


     Item 28.         Business and Other Connections of Adviser and
     --------         Sub-Adviser.
                      --------------------------------------------------

              There is set forth below information as to any other business, profession, vocation or employment of a substantial nature in which each director or officer of N&B Management and each partner of Neuberger &
     Berman is, or at any time during the past two years has been, engaged for his or her own account or in the capacity of director, officer, employee, partner or trustee.










                                        - 9 -






       NAME                             BUSINESS AND OTHER CONNECTIONS
       ----                             ------------------------------

       Claudia A. Brandon               Secretary, Neuberger & Berman Advisers
       Vice President,                  Management Trust (Delaware business
       N&B Management                   trust); Secretary, Advisers Managers
                                        Trust; Secretary, Neuberger & Berman
                                        Advisers Management Trust
                                        (Massachusetts business trust) (1);
                                        Secretary, Neuberger & Berman Income
                                        Funds; Secretary, Neuberger & Berman
                                        Income Trust; Secretary, Neuberger &
                                        Berman Equity Funds; Secretary,
                                        Neuberger & Berman Equity Trust;
                                        Secretary, Income Managers Trust;
                                        Secretary, Equity Managers Trust;
                                        Secretary, Global Managers Trust;
                                        Secretary, Neuberger & Berman Equity
                                        Assets.

       Stacy Cooper-Shugrue             Assistant Secretary, Neuberger &
       Assistant Vice President,        Berman Advisers Management Trust
       N&B Management                   (Delaware business trust); Assistant
                                        Secretary, Advisers Managers Trust;
                                        Assistant Secretary, Neuberger &
                                        Berman Advisers Management Trust
                                        (Massachusetts business trust) (1);
                                        Assistant Secretary, Neuberger &
                                        Berman Income Funds; Assistant
                                        Secretary, Neuberger & Berman Income
                                        Trust; Assistant Secretary,
                                        Neuberger & Berman Equity Funds;
                                        Assistant Secretary, Neuberger &
                                        Berman Equity Trust; Assistant
                                        Secretary, Income Managers Trust;
                                        Assistant Secretary, Equity Managers
                                        Trust; Assistant Secretary, Global
                                        Managers Trust; Assistant Secretary,
                                        Neuberger & Berman Equity Assets.

       Robert Cresci                    Assistant Portfolio Manager, BNP-N&B
       Assistant Vice President,        Global Asset Management L.P. (joint
       N&B Management                   venture of Neuberger & Berman and
                                        Banque Nationale de Paris) (2).








                                        - 10 -






       NAME                             BUSINESS AND OTHER CONNECTIONS
       ----                             ------------------------------

       Barbara DiGiorgio,               Assistant Treasurer, Neuberger &
       Assistant Vice President,        Berman Advisers Management Trust
       N&B Management                   (Delaware business trust); Assistant
                                        Treasurer, Advisers Managers Trust;
                                        Assistant Treasurer, Neuberger &
                                        Berman Income Funds; Assistant
                                        Treasurer, Neuberger & Berman Income
                                        Trust; Assistant Treasurer,
                                        Neuberger & Berman Equity Funds;
                                        Assistant Treasurer, Neuberger &
                                        Berman Equity Trust; Assistant
                                        Treasurer, Income Managers Trust;
                                        Assistant Treasurer, Equity Managers
                                        Trust; Assistant Treasurer, Global
                                        Managers Trust; Assistant Treasurer,
                                        Neuberger & Berman Equity Assets.

       Stanley Egener                   Chairman of the Board and Trustee,
       President and Director,          Neuberger & Berman Advisers Management
       N&B Management; Principal,       Trust (Delaware business trust);
       Neuberger & Berman               Chairman of the Board and Trustee,
                                        Advisers Managers Trust; Chairman of
                                        the Board and Trustee, Neuberger &
                                        Berman Advisers Management Trust
                                        (Massachusetts business trust) (1);
                                        Chairman of the Board and Trustee,
                                        Neuberger & Berman Income Funds;
                                        Chairman of the Board and Trustee,
                                        Neuberger & Berman Income Trust;
                                        Chairman of the Board and Trustee,
                                        Neuberger & Berman Equity Funds;
                                        Chairman of the Board and Trustee,
                                        Neuberger & Berman Equity Trust;
                                        Chairman of the Board and Trustee,
                                        Income Managers Trust; Chairman of the
                                        Board and Trustee, Equity Managers
                                        Trust; Chairman of the Board and
                                        Trustee, Global Managers Trust;
                                        Chairman of the Board and Trustee,
                                        Neuberger & Berman Equity Assets.

       Theodore P. Giuliano             President and Trustee, Neuberger &
       Vice President and Director,     Berman Income Funds; President and
       N&B Management; Principal,       Trustee, Neuberger & Berman Income
       Neuberger & Berman               Trust; President and Trustee, Income
                                        Managers Trust.





                                        - 11 -






       NAME                             BUSINESS AND OTHER CONNECTIONS
       ----                             ------------------------------

       C. Carl Randolph                 Assistant Secretary, Neuberger &
       Principal, Neuberger & Berman    Berman Advisers Management Trust
                                        (Delaware business trust); Assistant
                                        Secretary, Advisers Managers Trust;
                                        Assistant Secretary, Neuberger &
                                        Berman Advisers Management Trust
                                        (Massachusetts business trust) (1);
                                        Assistant Secretary, Neuberger &
                                        Berman Income Funds; Assistant
                                        Secretary, Neuberger & Berman Income
                                        Trust; Assistant Secretary,
                                        Neuberger & Berman Equity Funds;
                                        Assistant Secretary, Neuberger &
                                        Berman Equity Trust; Assistant
                                        Secretary, Income Managers Trust;
                                        Assistant Secretary, Equity Managers
                                        Trust; Assistant Secretary, Global
                                        Managers Trust; Assistant Secretary,
                                        Neuberger & Berman Equity Assets.
       Felix Rovelli                    Senior Vice President-Senior Equity
       Vice President, N&B Management   Portfolio Manager, BNP-N&B Global
                                        Asset Management L.P. (joint venture
                                        of Neuberger & Berman and Banque
                                        Nationale de Paris) (2).

       Richard Russell                  Treasurer, Neuberger & Berman Advisers
       Vice President, N&B Management   Management Trust (Delaware business
                                        trust); Treasurer, Advisers Managers
                                        Trust; Treasurer, Neuberger & Berman
                                        Advisers Management Trust
                                        (Massachusetts business trust) (1);
                                        Treasurer, Neuberger & Berman Income
                                        Funds; Treasurer, Neuberger & Berman
                                        Income Trust; Treasurer, Neuberger &
                                        Berman Equity Funds; Treasurer,
                                        Neuberger & Berman Equity Trust;
                                        Treasurer, Income Managers Trust;
                                        Treasurer, Equity Managers Trust;
                                        Treasurer, Global Managers Trust;
                                        Treasurer, Neuberger & Berman Equity
                                        Assets.









                                        - 12 -






       NAME                             BUSINESS AND OTHER CONNECTIONS
       ----                             ------------------------------

       Daniel J. Sullivan               Vice President, Neuberger & Berman
       Senior Vice President,           Advisers Management Trust (Delaware
       N&B Management                   business trust); Vice President,
                                        Advisers Managers Trust; Vice
                                        President, Neuberger & Berman Advisers
                                        Management Trust (Massachusetts
                                        business trust) (1); Vice President,
                                        Neuberger & Berman Income Funds; Vice
                                        President, Neuberger & Berman Income
                                        Trust; Vice President, Neuberger &
                                        Berman Equity Funds; Vice President,
                                        Neuberger & Berman Equity Trust; Vice
                                        President, Income Managers Trust; Vice
                                        President, Equity Managers Trust; Vice
                                        President, Global Managers Trust; Vice
                                        President, Neuberger & Berman Equity
                                        Assets.
       Susan Switzer                    Portfolio Manager, Mitchell Hutchins
       Assistant Vice President,        Asset Management Inc., 1285 Avenue of
       N&B Management                   the Americas, New York, New York 10019
                                        (3).

       Michael J. Weiner                Vice President, Neuberger & Berman
       Senior Vice President,           Advisers Management Trust (Delaware
       N&B Management                   business trust); Vice President,
                                        Advisers Managers Trust; Vice
                                        President, Neuberger & Berman Advisers
                                        Management Trust (Massachusetts
                                        business trust) (1); Vice President,
                                        Neuberger & Berman Income Funds; Vice
                                        President, Neuberger & Berman Income
                                        Trust; Vice President, Neuberger &
                                        Berman Equity Funds; Vice President,
                                        Neuberger & Berman Equity Trust; Vice
                                        President, Income Managers Trust; Vice
                                        President, Equity Managers Trust; Vice
                                        President, Global Managers Trust; Vice
                                        President, Neuberger & Berman Equity
                                        Assets.











                                        - 13 -






       NAME                             BUSINESS AND OTHER CONNECTIONS
       ----                             ------------------------------

       Celeste Wischerth,               Assistant Treasurer, Neuberger &
       Assistant Vice President,        Berman Advisers Management Trust
       N&B Management                   (Delaware business trust); Assistant
                                        Treasurer, Advisers Managers Trust;
                                        Assistant Treasurer, Neuberger &
                                        Berman Income Funds; Assistant
                                        Treasurer, Neuberger & Berman Income
                                        Trust; Assistant Treasurer,
                                        Neuberger & Berman Equity Funds;
                                        Assistant Treasurer, Neuberger &
                                        Berman Equity Trust; Assistant
                                        Treasurer, Income Managers Trust;
                                        Assistant Treasurer, Equity Managers
                                        Trust; Assistant Treasurer, Global
                                        Managers Trust; Assistant Treasurer,
                                        Neuberger & Berman Equity Assets.
       Lawrence Zicklin                 President and Trustee, Neuberger &
       Director, N&B Management;        Berman Advisers Management Trust
       Principal, Neuberger &           (Delaware business trust); President
       Berman                           and Trustee, Advisers Managers Trust;
                                        President and Trustee, Neuberger &
                                        Berman Advisers Management Trust
                                        (Massachusetts business trust) (1);
                                        President and Trustee, Neuberger &
                                        Berman Equity Funds; President and
                                        Trustee, Neuberger & Berman Equity
                                        Trust; President and Trustee, Equity
                                        Managers Trust; President, Global
                                        Managers Trust; President and Trustee,
                                        Neuberger & Berman Equity Assets


              The principal address of N&B Management, Neuberger & Berman, and of each of the investment companies named above, is 605 Third Avenue, New
     York, New York 10158.

     ---------------
     (1)      Until April 30, 1995.
     (2)      Until October 31, 1995.
     (3)      Until 1994.


     Item 29.         Principal Underwriters.
     -------          ----------------------

              (a) N&B Management, the principal underwriter distributing securities of the Registrant, is also the principal underwriter and



                                        - 14 -






     distributor for each of the following investment companies and any series thereof:

                      Neuberger & Berman Advisers Management Trust
                      Neuberger & Berman Equity Assets
                      Neuberger & Berman Equity Funds
                      Neuberger & Berman Equity Trust
                      Neuberger & Berman Income Trust

                      N&B Management is also the investment manager to the master funds in which the above-named investment companies invest.

              (b) Set forth below is information concerning the directors and officers of the Registrant's principal underwriter. The principal business address of each of the persons listed is 605 Third Avenue, New
     York, New York 10158-0180, which is also the address of the Registrant's principal underwriter.



                                 POSITIONS AND OFFICES          POSITIONS AND OFFICES
       NAME                      WITH UNDERWRITER               WITH REGISTRANT
       ----                      ---------------------          ---------------------


       Claudia A. Brandon        Vice President                 Secretary

       Patrick T. Byrne          Vice President                 None

       Richard A. Cantor         Chairman of the Board and      None
                                    Director

       Robert Conti              Treasurer                      None

       Stacy Cooper-Shugrue      Assistant Vice President       Assistant Secretary

       Robert Cresci             Assistant Vice President       None

       William Cunningham        Vice President                 None

       Barbara DiGiorgio         Assistant Vice President       Assistant Treasurer

       Roberta D'Orio            Assistant Vice President       None

       Stanley Egener            President and Director         Chairman of the Board of
                                                                Trustees
                                                                (Chief Executive Officer)

       Joseph G. Galli           Assistant Vice President       None


                                        - 15 -






                                 POSITIONS AND OFFICES          POSITIONS AND OFFICES
       NAME                      WITH UNDERWRITER               WITH REGISTRANT
       ----                      ---------------------          ---------------------

       Robert I. Gendelman       Assistant Vice President       None

       Mark R. Goldstein         Vice President                 None

       Theodore P. Giuliano      Vice President and Director    None

       Farha-Joyce Haboucha      Vice President                 None

       Leslie Holliday-Soto      Assistant Vice President       None

       Jody L. Irwin             Assistant Vice President       None

       Michael M. Kassen         Vice President and Director    None

       Irwin Lainoff             Director                       None

       Michael Lamberti          Vice President                 None

       Josephine Mahaney         Vice President                 None

       Carmen G. Martinez        Assistant Vice President       None

       Lawrence Marx III         Vice President                 None

       Ellen Metzger             Vice President and Secretary   None

       Paul Metzger              Assistant Vice President       None

       Loraine Olavarria         Assistant Secretary            None

       Janet W. Prindle          Vice President                 None

       Joseph S. Quirk           Assistant Vice President       None

       Kevin L. Risen            Assistant Vice President       None

       Felix Rovelli             Vice President                 None

       Richard Russell           Vice President                 Treasurer (Principal
                                                                Accounting Officer)

       Kent C. Simons            Vice President                 None

       Frederick B. Soule        Vice President                 None

       Daniel J. Sullivan        Senior Vice President          Vice President



                                        - 16 -






                                 POSITIONS AND OFFICES          POSITIONS AND OFFICES
       NAME                      WITH UNDERWRITER               WITH REGISTRANT
       ----                      ---------------------          ---------------------

       Peter E. Sundman          Senior Vice President          None

       Susan Switzer             Assistant Vice President       None

       Andrea Trachtenberg       Vice President of Marketing    None

       Judith M. Vale            Vice President                 None

       Clara Del Villar          Vice President                 None

       Susan Walsh               Vice President                 None

       Michael J. Weiner         Senior Vice President          Vice President
                                                                (Principal Financial Officer)

       Celeste Wischerth         Assistant Vice President       Assistant Treasurer

       Thomas Wolfe              Vice President                 None

       KimMarie Zamot            Assistant Vice President       None

       Lawrence Zicklin          Director                       Trustee and President




     (c) No commissions or other compensation were received directly or indirectly from the Registrant by any principal underwriter who was not an affiliated person of the Registrant.

     Item 30.         Location of Accounts and Records.
     -------          --------------------------------

                      All accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act, as amended, and the rules promulgated thereunder with respect to the Registrant are maintained at the offices of State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, except for the Registrant's Trust Instrument and By-Laws, minutes of meetings of the Registrant's Trustees and shareholders and the Registrant's policies and contracts, which are maintained at the offices of the Registrant, 605 Third Avenue, New York, New York 10158.

     Item 31.         Management Services
     -------          -------------------

                      Other than as set forth in Parts A and B of this Registration Statement, the Registrant is not a party to any management-related service contract.

     Item 32.         Undertakings
     -------          ------------

                      Registrant undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

                                     SIGNATURES
                                     ----------

              Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, NEUBERGER & BERMAN INCOME FUNDS has duly caused the Post-Effective Amendment No. 22 to be signed on its behalf by the undersigned, thereto duly authorized, in the City and State of New York on the 14th day of November, 1996.

                           NEUBERGER & BERMAN INCOME FUNDS


                                 By: /s/ Theodore P. Giuliano
                                     -------------------------
                                       Theodore P. Giuliano
                                       President

              Pursuant to the requirements of the Securities Act of 1933, the Post-Effective Amendment No. 22 has been signed below by the following persons in the capacities and on the date indicated.

                 Signature                          Title                       Date
                 ---------                          -----                       ----


       /s/ John Cannon                 Trustee                           November 14, 1996
       ---------------------------
       John Cannon


       /s/ Charles DeCarlo             Trustee                           November 14, 1996
       ---------------------------
       Charles DeCarlo











                 Signature                          Title                       Date
                 ---------                          -----                       ----

       /s/ Stanley Egener              Chairman of the Board,            November 14, 1996
       ---------------------------       Chief Executive Officer
       Stanley Egener                    and Trustee


       /s/ Theodore P. Giuliano        President and Trustee             November 14, 1996
       ---------------------------
       Theodore P. Giuliano


       /s/ Barry Hirsch                Trustee                           November 14, 1996
       ---------------------------
       Barry Hirsch


                                (signatures continued on next page)


       /s/ Robert A. Kavesh            Trustee                           November 14, 1996
       ---------------------------
       Robert A. Kavesh


       /s/ Harold R. Logan             Trustee                           November 14, 1996
       ---------------------------
       Harold R. Logan

       /s/ William E. Rulon            Trustee                           November 14, 1996
       ---------------------------
       William E. Rulon


       /s/ Richard Russell             Treasurer and                     November 14, 1996
       ---------------------------       Principal Accounting Officer
       Richard Russell

       /s/ Candace L. Straight         Trustee                           November 14, 1996
       ---------------------------
       Candace L. Straight


       /s/ Michael J. Weiner           Vice President and                November 14, 1996
       ---------------------------       Principal Financial Officer
       Michael J. Weiner


                                     SIGNATURES
                                     ----------

              Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, INCOME MANAGERS TRUST has duly caused the Post-Effective Amendment No. 22 to be signed on its behalf by the undersigned, thereto duly authorized, in the City and State of New York on the 14th day of November, 1996.

                                INCOME MANAGERS TRUST


                                 By: /s/ Theodore P. Giuliano
                                    --------------------------
                                    Theodore P. Giuliano
                                    President

              Pursuant to the requirements of the Securities Act of 1933, the Post-Effective Amendment No. 22 has been signed below by the following persons in the capacities and on the date indicated.

                 Signature                          Title                       Date
                 ---------                          -----                       ----


       /s/ John Cannon                 Trustee                           November 14, 1996
       ---------------------------
       John Cannon


       /s/ Charles DeCarlo             Trustee                           November 14, 1996
       ---------------------------
       Charles DeCarlo

       /s/ Stanley Egener              Chairman of the Board,            November 14, 1996
       ---------------------------       Chief Executive Officer
       Stanley Egener                    and Trustee


       /s/ Theodore P. Giuliano        President and Trustee             November 14, 1996
       ---------------------------
       Theodore P. Giuliano

       /s/ Barry Hirsch                Trustee                           November 14, 1996
       ---------------------------
       Barry Hirsch


                                (signatures continued on next page)






                 Signature                          Title                       Date
                 ---------                          -----                       ----

       /s/ Robert A. Kavesh            Trustee                           November 14, 1996
       ---------------------------
       Robert A. Kavesh


       /s/ Harold R. Logan             Trustee                           November 14, 1996
       ---------------------------
       Harold R. Logan


       /s/ William E. Rulon            Trustee                           November 14, 1996
       ---------------------------
       William E. Rulon


       /s/ Richard Russell             Treasurer and                     November 14, 1996
       ---------------------------       Principal Accounting Officer
       Richard Russell

       /s/ Candace L. Straight         Trustee                           November 14, 1996
       ---------------------------
       Candace L. Straight


       /s/ Michael J. Weiner           Vice President and                November 14, 1996
       ---------------------------       Principal Financial Officer
       Michael J. Weiner

                           NEUBERGER & BERMAN INCOME FUNDS
                    POST-EFFECTIVE AMENDMENT NO. 22 ON FORM N-1A

                                  INDEX TO EXHIBITS

                                                                                                       Sequentially
       Exhibit                                                                                           Numbered
       Number                              Description                                                     Page
       -------                             -----------                                                  ----------


       (1)              (a)     Certificate of Trust.  Incorporated by Reference to Post-                  N.A.
                                Effective Amendment No. 21 to Registrant's Registration
                                Statement, File Nos. 2-85229 and 811-3802, EDGAR Accession No.
                                0000898432-96-00017.

                        (b)     Trust Instrument of Neuberger & Berman Income Funds.                       N.A.
                                Incorporated by Reference to Post-Effective Amendment No. 21
                                to Registrant's Registration Statement, File Nos. 2-85229 and
                                811-3802, EDGAR Accession No. 0000898432-96-00017.

                        (c)     Schedule A - Current Series of Neuberger & Berman Income                    N.A
                                Funds.  Incorporated by Reference to Post-Effective Amendment
                                No. 21 to Registrant's Registration Statement, File Nos. 2-
                                85229 and 811-3802, EDGAR Accession No. 0000898432-96-00017.

       (2)              By-Laws of Neuberger & Berman Income Funds.  Incorporated by Reference             N.A.
                        to Post-Effective Amendment No. 21 to Registrant's Registration
                        Statement, File Nos. 2-85229 and 811-3802, EDGAR Accession No.
                        0000898432-96-00017.

       (3)              Voting Trust Agreement.  None.                                                     N.A.

       (4)              Specimen Share Certificate.  None.                                                 N.A.

       (5)              (a)     (i)      Management Agreement Between Income Managers Trust                N.A.
                                         and Neuberger & Berman Management Incorporated.
                                         Incorporated by Reference to Post-Effective Amendment
                                         No. 21 to Registrant's Registration Statement, File
                                         Nos. 2-85229 and 811-3802, EDGAR Accession No.
                                         0000898432-96-00017.

                                (ii)     Schedule A - Portfolios of Income Managers Trust                  N.A.
                                         Currently Subject to the Management Agreement.
                                         Incorporated by Reference to Post-Effective Amendment
                                         No. 21 to Registrant's Registration Statement, File
                                         Nos. 2-85229 and 811-3802, EDGAR Accession No.
                                         0000898432-96-00017.






                                                                                                       Sequentially
       Exhibit                                                                                           Numbered
       Number                              Description                                                     Page
       -------                             -----------                                                  ----------

                                (iii)    Schedule B - Schedule of Compensation Under the                   N.A.
                                         Management Agreement.  Incorporated by Reference to
                                         Post-Effective Amendment No. 21 to Registrant's
                                         Registration Statement, File Nos. 2-85229 and 811-
                                         3802, EDGAR Accession No. 0000898432-96-00017.

                        (b)     (i)      Sub-Advisory Agreement Between Neuberger & Berman                 N.A.
                                         Management Incorporated and Neuberger & Berman, L.P.
                                         with Respect to Income Managers Trust.  Incorporated
                                         by Reference to Post-Effective Amendment No. 21 to
                                         Registrant's Registration Statement, File Nos. 2-
                                         85229 and 811-3802, EDGAR Accession No. 0000898432-
                                         96-00017.

                                (ii)     Schedule A - Portfolios of Income Managers Trust                   N.A
                                         Currently Subject to the Sub-Advisory Agreement.
                                         Incorporated by Reference to Post-Effective Amendment
                                         No. 21 to Registrant's Registration Statement, File
                                         Nos. 2-85229 and 811-3802, EDGAR Accession No.
                                         0000898432-96-00017.

       (6)              (a)     Distribution Agreement Between Neuberger & Berman Income Funds             N.A.
                                and Neuberger & Berman Management Incorporated.  Incorporated
                                by Reference to Post-Effective Amendment No. 21 to
                                Registrant's Registration Statement, File Nos. 2-85229 and
                                811-3802, EDGAR Accession No. 0000898432-96-00017.

                        (b)     Schedule A - Series of Neuberger & Berman Income Funds                     N.A.
                                Currently Subject to the Distribution Agreement.  Incorporated
                                Reference to Post-Effective Amendment No. 21 to Registrant's
                                Registration Statement, File Nos. 2-85229 and 811-3802, EDGAR
                                Accession No. 0000898432-96-00017.

       (7)              Bonus, Profit Sharing or Pension Plans.  None.                                     N.A.

       (8)              (a)     Custodian Contract Between Neuberger & Berman Income Funds and             N.A.
                                State Street Bank and Trust Company.  Incorporated by
                                Reference to Post-Effective Amendment No. 21 to Registrant's
                                Registration Statement, File Nos. 2-85229 and 811-3802, EDGAR
                                Accession No. 0000898432-96-00017.

                        (b)     Schedule A - Approved Foreign Banking Institutions and                     N.A.
                                Securities Depositories Under the Custodian Contract.
                                Incorporated by Reference to Post-Effective Amendment No. 21
                                to Registrant's Registration Statement, File Nos. 2-85229 and
                                811-3802, EDGAR Accession No. 0000898432-96-00017.






                                                                                                       Sequentially
       Exhibit                                                                                           Numbered
       Number                              Description                                                     Page
       -------                             -----------                                                  ----------

       (9)              (a)     (i)      Transfer Agency Agreement Between Neuberger & Berman              N.A.
                                         Income Funds and State Street Bank and Trust Company.
                                         Incorporated by Reference to Post-Effective Amendment
                                         No. 21 to Registrant's Registration Statement, File
                                         Nos. 2-85229 and 811-3802, EDGAR Accession No.
                                         0000898432-96-00017.

                                (ii)     Agreement between Neuberger & Berman Income Funds and             N.A.
                                         State Street Bank and Trust Company Adding Neuberger
                                         & Berman New York Insured Intermediate Fund as a
                                         Portfolio Governed by the Transfer Agency Agreement.
                                         Incorporated by Reference to Post-Effective Amendment
                                         No. 21 to Registrant's Registration Statement, File
                                         Nos. 2-85229 and 811-3802, EDGAR Accession No.
                                         0000898432-96-00017.

                                (iii)    First Amendment to Transfer Agency and Service                    N.A.
                                         Agreement between Neuberger & Berman Income Funds and
                                         State Street Bank and Trust Company.  Incorporated by
                                         Reference to Post-Effective Amendment No. 21 to
                                         Registrant's Registration Statement, File Nos. 2-
                                         85229 and 811-3802, EDGAR Accession No. 0000898432-
                                         96-00017.

                        (b)     (i)      Administration Agreement Between Neuberger & Berman               N.A.
                                         Income Funds and Neuberger & Berman Management
                                         Incorporated.  Incorporated by Reference to Post-
                                         Effective Amendment No. 21 to Registrant's
                                         Registration Statement, File Nos. 2-85229 and 811-
                                         3802, EDGAR Accession No. 0000898432-96-00017.

                                (ii)     Schedule A - Series of Neuberger & Berman Income                  N.A.
                                         Funds Currently Subject to the Administration
                                         Agreement.  Incorporated by Reference to Post-
                                         Effective Amendment No. 21 to Registrant's
                                         Registration Statement, File Nos. 2-85229 and 811-
                                         3802, EDGAR Accession No. 0000898432-96-00017.

                                (iii)    Schedule B - Schedule of Compensation Under the                   N.A.
                                         Administration Agreement.  Incorporated by Reference
                                         to Post-Effective Amendment No. 21 to Registrant's
                                         Registration Statement, File Nos. 2-85229 and 811-
                                         3802, EDGAR Accession No. 0000898432-96-00017.

       (10)             Opinion and Consent of Kirkpatrick & Lockhart on Securities Matters.               N.A.
                        None.

       (11)             Other Opinions, Appraisals, Rulings and Consents:                                  N.A.






                                                                                                       Sequentially
       Exhibit                                                                                           Numbered
       Number                              Description                                                     Page
       -------                             -----------                                                  ----------

                                Consent of Ernst & Young LLP, Independent Auditors.  To be
                                Filed by Amendment.

       (12)             Financial Statements Omitted from Prospectus.  None.                               N.A.

       (13)             Letter of Investment Intent.  Incorporated by Reference to Pre-                    N.A.
                        Effective Amendment No. 1 to the Registration Statement of Neuberger &
                        Berman Multi-Series Fund, Inc., File Nos. 33-19951 and 811-5467.

       (14)             Prototype Retirement Plan.  None.                                                  N.A.

       (15)             Plan Pursuant to Rule 12b-1.  None.                                                N.A.

       (16)             Schedule of Computation Performance Quotations.  Incorporated by                   N.A.
                        Reference to Post-Effective Amendment No. 17 to Registrant's
                        Registration Statement, File Nos. 2-85229 and 811-3802.

       (17)             Financial Data Schedule.  To be Filed by Amendment.                                N.A.

       (18)             Plan Pursuant to Rule 18f-3.  None.                                                N.A.


